UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08690

MassMutual Premier Funds
(Exact name of registrant as specified in charter)

1295 State Street, Springfield, MA	01111
(Address of principal executive offices)		(Zip code)
Eric Wietsma
1295 State Street, Springfield, MA	01111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	413-788-8411

Date of fiscal year end:	10/31/12

Date of reporting period:	7/31/12

Item 1. Schedule of Investments.

MassMutual Premier Money Market Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 102.1%
Certificates of Deposit — 1.4%
Bank of Nova Scotia 0.648% 10/26/12	$3,000,000	$3,000,756
Bank of Nova Scotia 0.755% 10/18/12	3,000,000	3,001,288

		6,002,044

Commercial Paper — 78.0%
Abbot Laboratories (a) 0.162% 8/21/12	5,400,000	5,399,520
Air Products & Chemicals, Inc. (a) 0.121% 8/10/12	2,700,000	2,699,919
American Honda Finance Corp. 0.152% 8/22/12	5,100,000	5,099,554
American Honda Finance Corp. 0.172% 9/25/12	2,000,000	1,999,480
Anheuser-Busch Cos., Inc. (a) 0.202% 8/10/12	5,000,000	4,999,750
Anheuser-Busch Cos., Inc. (a) 0.223% 8/31/12	3,400,000	3,399,377
Anheuser-Busch Cos., Inc. (a) 0.233% 8/13/12	2,600,000	2,599,801
Archer-Daniels-Midland Co. (a) 0.131% 8/27/12	5,000,000	4,999,530
AstraZeneca PLC (a) 0.152% 10/09/12	10,500,000	10,496,981
Baker Hughes, Inc. (a) 0.152% 8/15/12	2,500,000	2,499,854
Baker Hughes, Inc. (a) 0.162% 9/17/12	2,300,000	2,299,519
Baker Hughes, Inc. (a) 0.172% 9/12/12	2,000,000	1,999,603
Baker Hughes, Inc. (a) 0.172% 9/17/12	1,700,000	1,699,623
Baker Hughes, Inc. (a) 0.213% 10/24/12	2,400,000	2,398,824
BASF Aktiengesellschaft (a) 0.192% 8/02/12	8,500,000	8,499,955
Basin Electric Power Coop. (a) 0.152% 8/13/12	4,500,000	4,499,775
Basin Electric Power Coop. (a) 0.172% 8/08/12	6,500,000	6,499,785
Baxter International, Inc. (a) 0.253% 8/14/12	11,000,000	10,999,007
BMW US Capital LLC (a) 0.162% 8/07/12	10,500,000	10,499,720
Cargill Global Fund PLC (a) 0.121% 8/01/12	7,500,000	7,500,000
Caterpillar Financial Services Co. 0.162% 8/08/12	12,000,000	11,999,627
The Coca-Cola Co. (a) 0.223% 9/05/12	10,000,000	9,997,861

	Principal Amount	Value
Colgate Palmolive Co. (a) 0.091% 8/02/12	$8,075,000	$8,074,980
E.I. du Point Nemours & Co. (a) 0.172% 9/13/12	5,200,000	5,198,944
E.I. du Point Nemours & Co. (a) 0.172% 9/19/12	6,300,000	6,298,542
Emerson Electric Co. (a) 0.121% 9/10/12	2,675,000	2,674,643
Emerson Electric Co. (a) 0.131% 9/11/12	8,000,000	7,998,815
General Electric Capital Corp. 0.213% 9/24/12	10,500,000	10,496,693
Google, Inc. (a) 0.172% 8/10/12	5,600,000	5,599,762
Henkel Corp. (a) 0.162% 9/04/12	11,000,000	10,998,338
Honeywell International, Inc. (a) 0.182% 9/26/12	2,250,000	2,249,370
Kimberly-Clark Worldwide, Inc. (a) 0.121% 8/09/12	3,925,000	3,924,895
National Rural Utilities Cooperative Finance Corp. 0.131% 8/14/12	10,500,000	10,499,507
Paccar Financial Corp. 0.131% 8/09/12	6,200,000	6,199,821
Paccar Financial Corp. 0.182% 8/31/12	1,750,000	1,749,737
Paccar Financial Corp. 0.182% 9/06/12	2,550,000	2,549,541
Parker-Hannifin Corp. (a) 0.142% 8/28/12	9,400,000	9,399,013
Parker-Hannifin Corp. (a) 0.152% 8/28/12	1,600,000	1,599,820
Praxair, Inc. 0.121% 8/24/12	5,600,000	5,599,571
Praxair, Inc. 0.131% 8/27/12	5,400,000	5,399,493
Reckitt Benckiser PLC (a) 0.220% 8/29/12	10,000,000	9,998,289
Reckitt Benckiser PLC (a) 0.223% 8/29/12	2,000,000	1,999,658
Roche Holding, Inc. (a) 0.152% 9/04/12	11,000,000	10,998,442
Rockwell Automation, Inc. (a) 0.223% 8/10/12	3,000,000	2,999,835
Rockwell Automation, Inc. (a) 0.233% 8/10/12	7,329,000	7,328,579
Sanofi (a) 0.152% 9/06/12	1,500,000	1,499,775
The Sherwin-Williams Co. (a) 0.253% 8/08/12	564,000	563,973

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Money Market Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Siemens Capital Co. LLC (a) 0.162% 8/23/12	$4,000,000	$3,999,609
Siemens Capital Co. LLC (a) 0.172% 8/14/12	6,590,000	6,589,595
Sigma-Aldrich Corp. (a) 0.121% 8/03/12	11,000,000	10,999,927
Unilever Capital Crop. (a) 0.111% 8/02/12	2,750,000	2,749,992
Unilever Capital Crop. (a) 0.121% 8/01/12	8,250,000	8,250,000
Union Bank NA 0.111% 8/06/12	11,000,000	10,999,832
Wal-Mart Stores, Inc. (a) 0.142% 8/07/12	12,000,000	11,999,720
Wisconsin Gas LLC 0.202% 8/01/12	11,000,000	11,000,000

		331,575,776

Corporate Debt — 7.3%
Berkshire Hathaway, Inc., FRN 0.896% 2/11/13	11,290,000	11,327,969
Commonwealth Bank of Australia FRN (a) 1.017% 3/19/13	10,000,000	10,033,569
Sanofi FRN 0.660% 3/28/13	9,500,000	9,521,965

		30,883,503

Discount Notes — 6.8%
Federal Farm Credit Bank 0.160% 12/07/12	3,000,000	2,998,294
Federal Home Loan Bank 0.119% 9/05/12	2,940,000	2,939,657
Federal Home Loan Bank 0.121% 9/07/12	4,120,000	4,119,492
Federal Home Loan Bank 0.131% 9/12/12	323,000	322,951
Federal Home Loan Bank 0.131% 9/14/12	4,000,000	3,999,365
Federal Home Loan Bank 0.145% 10/19/12	1,800,000	1,799,427
Federal Home Loan Bank 0.152% 8/29/12	1,300,000	1,299,848
Federal Home Loan Bank 0.158% 11/07/12	3,590,000	3,588,456
Federal Home Loan Mortgage Corp. 0.165% 1/07/13	2,180,000	2,178,411
Federal National Mortgage Association 0.152% 11/01/12	1,800,000	1,799,310
Federal National Mortgage Association FRN 0.277% 10/18/12	3,761,000	3,762,067

		28,807,278

	Principal Amount	Value
Time Deposits — 0.0%
Euro Time Deposit 0.010% 8/01/12	$7,057	$7,057

U.S. Treasury Bonds & Notes — 8.6%
U.S. Treasury Note 0.375% 8/31/12	9,000,000	9,001,667
U.S. Treasury Note 0.375% 10/31/12	5,000,000	5,002,866
U.S. Treasury Note 0.500% 11/30/12	1,500,000	1,501,701
U.S. Treasury Note 0.625% 1/31/13	16,145,000	16,180,041
U.S. Treasury Note 1.375% 2/15/13	4,900,000	4,930,162

		36,616,437

TOTAL SHORT-TERM INVESTMENTS (Cost $433,892,095)		433,892,095

TOTAL INVESTMENTS — 102.1% (Cost $433,892,095) (b)		433,892,095

Other Assets/(Liabilities) — (2.1)%		(9,040,639)

NET ASSETS — 100.0%		$424,851,456

Notes to Portfolio of Investments

FRN	Floating Rate Note
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $258,016,489 or 60.73% of net assets.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 69.3%

CORPORATE DEBT — 35.7%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$1,515,000	$1,713,617

Aerospace & Defense — 0.1%
L-3 Communications Corp. 6.375% 10/15/15	268,000	273,695

Agriculture — 0.3%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	550,000	565,821
Universal Corp/VA 6.100% 9/26/12	1,000,000	999,984

		1,565,805

Auto Manufacturers — 0.3%
Volvo Treasury AB (a) 5.950% 4/01/15	1,475,000	1,619,550

Banks — 1.4%
Capital One Financial Corp. 2.125% 7/15/14	300,000	304,174
Capital One Financial Corp. 7.375% 5/23/14	270,000	297,791
First Horizon National Corp. 5.375% 12/15/15	770,000	822,004
ICICI Bank Ltd. (a) 5.500% 3/25/15	2,335,000	2,414,390
Regions Financial Corp. 7.750% 11/10/14	2,500,000	2,750,000

		6,588,359

Beverages — 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,385,000	1,576,303

Building Materials — 0.9%
CRH America, Inc. 5.300% 10/15/13	1,675,000	1,749,539
Lafarge SA (a) 6.200% 7/09/15	1,100,000	1,166,000
Masco Corp. 4.800% 6/15/15	1,090,000	1,124,079
Masco Corp. 7.125% 8/15/13	400,000	419,059

		4,458,677

Chemicals — 2.3%
Ashland, Inc. 9.125% 6/01/17	2,900,000	3,226,250
Cabot Corp. 5.000% 10/01/16	875,000	979,396
Incitec Pivot Ltd. (a) 4.000% 12/07/15	2,180,000	2,256,549

	Principal Amount	Value
LyondellBasell Industries NV 5.000% 4/15/19	$450,000	$488,250
NOVA Chemicals Corp. FRN 3.854% 11/15/13	1,550,000	1,548,063
RPM International, Inc. 6.250% 12/15/13	2,300,000	2,432,321

		10,930,829

Commercial Services — 0.8%
Brambles USA, Inc. (a) 3.950% 4/01/15	660,000	691,601
Deluxe Corp. 7.375% 6/01/15	180,000	182,925
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	465,000	478,950
Equifax, Inc. 4.450% 12/01/14	2,280,000	2,412,311

		3,765,787

Computers — 0.3%
Affiliated Computer Services, Inc. 5.200% 6/01/15	1,145,000	1,234,714
Brocade Communications Systems, Inc. 6.625% 1/15/18	80,000	83,400

		1,318,114

Diversified Financial — 5.4%
American Express Co. 7.250% 5/20/14	545,000	605,312
Citigroup, Inc. 5.500% 10/15/14	320,000	341,840
Citigroup, Inc. 6.375% 8/12/14	2,270,000	2,452,029
ERAC USA Finance LLC (a) 5.800% 10/15/12	1,000,000	1,009,112
ERAC USA Finance LLC (a) 5.900% 11/15/15	1,000,000	1,120,256
Ford Motor Credit Co. LLC 2.750% 5/15/15	650,000	655,190
Ford Motor Credit Co. LLC 3.000% 6/12/17	550,000	547,598
Ford Motor Credit Co. LLC 3.875% 1/15/15	835,000	864,588
Ford Motor Credit Co. LLC 8.700% 10/01/14	1,125,000	1,272,860
The Goldman Sachs Group, Inc. 3.300% 5/03/15	1,500,000	1,526,053
The Goldman Sachs Group, Inc. 5.150% 1/15/14	1,075,000	1,122,217
The Goldman Sachs Group, Inc. 6.000% 5/01/14	675,000	720,447
Hyundai Capital America (a) 3.750% 4/06/16	2,315,000	2,424,497

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
International Lease Finance Corp. 5.625% 9/20/13	$300,000	$309,375
Janus Capital Group, Inc. 6.700% 6/15/17	925,000	1,002,614
JP Morgan Chase & Co. 3.450% 3/01/16	2,365,000	2,500,699
JP Morgan Chase & Co. 5.125% 9/15/14	2,300,000	2,469,579
Lazard Group LLC 7.125% 5/15/15	805,000	883,038
Merrill Lynch & Co., Inc. 5.450% 2/05/13	1,800,000	1,840,336
Morgan Stanley 2.875% 7/28/14	1,500,000	1,506,224
Morgan Stanley 6.000% 4/28/15	950,000	1,006,553

		26,180,417

Electric — 1.9%
Ameren Corp. 8.875% 5/15/14	2,061,000	2,299,441
CMS Energy Corp. 2.750% 5/15/14	1,575,000	1,588,137
EDP Finance BV (a) 5.375% 11/02/12	2,650,000	2,661,925
Ipalco Enterprises, Inc. (a) 7.250% 4/01/16	1,250,000	1,393,750
Kansas Gas & Electric Co. 5.647% 3/29/21	407,390	447,216
Kiowa Power Partners LLC (a) 4.811% 12/30/13	99,146	99,865
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	151,769	149,581
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	371,504	409,204

		9,049,119

Electronics — 0.4%
Avnet, Inc. 5.875% 3/15/14	1,890,000	2,000,633

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	465,000	474,004

Entertainment — 0.1%
Peninsula Gaming LLC 8.375% 8/15/15	515,000	538,175

Foods — 1.1%
Delhaize Group 5.875% 2/01/14	3,600,000	3,797,323
Tyson Foods, Inc. 6.850% 4/01/16	1,360,000	1,536,800

		5,334,123

	Principal Amount	Value
Forest Products & Paper — 0.5%
Domtar Corp. 7.125% 8/15/15	$750,000	$852,126
Rock-Tenn Co. 5.625% 3/15/13	1,430,000	1,455,025

		2,307,151

Health Care – Products — 0.3%
Boston Scientific Corp. 4.500% 1/15/15	1,265,000	1,354,048

Health Care – Services — 0.1%
Apria Healthcare Group, Inc. 11.250% 11/01/14	725,000	757,625

Holding Company – Diversified — 0.1%
Leucadia National Corp. 7.000% 8/15/13	460,000	476,100

Home Builders — 0.1%
Toll Brothers Finance Corp. 4.950% 3/15/14	275,000	286,052

Home Furnishing — 0.3%
Sealy Mattress Co. (a) 10.875% 4/15/16	1,071,000	1,159,357
Whirlpool Corp. 8.600% 5/01/14	135,000	150,891

		1,310,248

Household Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.750% 10/15/16	1,490,000	1,564,500

Housewares — 0.1%
Newell Rubbermaid, Inc. 2.000% 6/15/15	300,000	302,253

Insurance — 0.5%
American International Group, Inc. 3.000% 3/20/15	1,750,000	1,781,518
American International Group, Inc. 3.650% 1/15/14	120,000	122,955
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	515,000	541,526

		2,445,999

Iron & Steel — 1.0%
ArcelorMittal 3.750% 2/25/15	1,500,000	1,516,770
ArcelorMittal 9.000% 2/15/15	1,290,000	1,456,530
Commercial Metals Co. 5.625% 11/15/13	1,750,000	1,809,063

		4,782,363

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Leisure Time — 0.5%
Harley-Davidson Financial Services, Inc. (a) 3.875% 3/15/16	$2,300,000	$2,441,675

Lodging — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	125,000	142,268

Manufacturing — 1.4%
Ingersoll-Rand Global Holding Co. Ltd. 9.500% 4/15/14	1,779,000	2,016,313
Textron, Inc. 6.200% 3/15/15	2,500,000	2,751,510
Tyco Electronics Group SA 6.550% 10/01/17	1,461,000	1,777,618

		6,545,441

Media — 0.2%
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	600,000	650,250
Scholastic Corp. 5.000% 4/15/13	575,000	578,594

		1,228,844

Metal Fabricate & Hardware — 0.1%
The Timken Co. 6.000% 9/15/14	335,000	363,581

Mining — 0.6%
Teck Resources Ltd. 10.750% 5/15/19	162,000	196,020
Vale Overseas Ltd. 6.250% 1/11/16	2,130,000	2,395,566
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	550,000	564,771

		3,156,357

Office Equipment/Supplies — 0.5%
Xerox Corp. 4.250% 2/15/15	250,000	266,447
Xerox Corp. 8.250% 5/15/14	1,755,000	1,961,993

		2,228,440

Oil & Gas — 1.4%
Chesapeake Energy Corp. 7.625% 7/15/13	1,460,000	1,511,100
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	105,000	83,606
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	1,065,000	931,875
PetroBakken Energy Ltd., Convertible (b) 3.125% 2/08/16	600,000	592,200

	Principal Amount	Value
Petrobras International Finance Co. 2.875% 2/06/15	$1,900,000	$1,942,819
Phillips 66 (a) 1.950% 3/05/15	1,525,000	1,550,539

		6,612,139

Oil & Gas Services — 0.1%
Weatherford International Ltd. 4.500% 4/15/22	300,000	313,865

Packaging & Containers — 0.3%
Sealed Air Corp. (a) 5.625% 7/15/13	1,200,000	1,245,000

Pharmaceuticals — 0.6%
Aristotle Holding, Inc. (a) 2.100% 2/12/15	2,500,000	2,535,780
Mylan, Inc. (a) 7.625% 7/15/17	275,000	306,797

		2,842,577

Pipelines — 0.4%
Enogex LLC (a) 6.875% 7/15/14	930,000	1,000,145
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	275,000	295,937
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	725,000	744,937

		2,041,019

Real Estate — 1.8%
Colonial Realty LP 6.250% 6/15/14	1,000,000	1,060,045
Colonial Realty LP 6.875% 8/15/12	1,450,000	1,452,090
Post Apartment Homes LP 6.300% 6/01/13	200,000	206,313
ProLogis LP 5.625% 11/15/15	2,090,000	2,284,886
ProLogis LP, Series A 5.750% 4/01/16	2,000,000	2,207,752
ProLogis LP 5.900% 8/15/13	1,350,000	1,402,537

		8,613,623

Real Estate Investment Trusts (REITS) — 4.3%
American Tower Corp. 4.625% 4/01/15	2,430,000	2,578,842
Boston Properties LP 5.625% 4/15/15	3,000,000	3,318,600
Developers Diversified Realty Corp. 5.500% 5/01/15	1,995,000	2,134,063
Federal Realty Investment Trust 6.200% 1/15/17	2,100,000	2,435,158
HCP, Inc. 6.000% 1/30/17	1,450,000	1,654,618

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Host Hotels & Resorts LP 9.000% 5/15/17	$200,000	$220,500
Kimco Realty Corp. 5.190% 10/01/13	750,000	777,832
Realty, Inc. 5.950% 9/15/16	1,750,000	1,988,627
The Rouse Co. LP 7.200% 9/15/12	900,000	903,375
UDR, Inc. 5.250% 1/15/15	1,650,000	1,771,009
UDR, Inc. 5.250% 1/15/16	1,500,000	1,620,023
UDR, Inc. 6.050% 6/01/13	800,000	825,970
Ventas Realty LP/Ventas Capital Corp. 3.125% 11/30/15	500,000	520,969

		20,749,586

Retail — 0.4%
Macy’s Retail Holdings, Inc. 5.750% 7/15/14	1,681,000	1,823,915

Savings & Loans — 0.8%
ASIF Global Financing XIX (a) 4.900% 1/17/13	1,500,000	1,512,607
Glencore Funding LLC (a) 6.000% 4/15/14	2,325,000	2,456,758

		3,969,365

Telecommunications — 1.8%
CenturyLink, Inc. 5.000% 2/15/15	1,810,000	1,907,166
CenturyLink, Inc. 5.500% 4/01/13	390,000	399,894
Qwest Corp. 8.375% 5/01/16	975,000	1,163,166
Telecom Italia Capital 5.250% 10/01/15	650,000	648,375
Telecom Italia Capital 6.175% 6/18/14	1,690,000	1,715,350
Virgin Media Finance PLC 9.500% 8/15/16	100,000	111,875
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,270,000	2,497,000
Windstream Corp. 8.125% 8/01/13	75,000	79,219

		8,522,045

Transportation — 0.5%
Asciano Finance Ltd. (a) 3.125% 9/23/15	2,485,000	2,500,862

Trucking & Leasing — 0.7%
GATX Corp. 3.500% 7/15/16	105,000	108,337

	Principal Amount	Value
GATX Corp. 8.750% 5/15/14	$695,000	$784,383
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 2.500% 7/11/14	1,910,000	1,912,901
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	550,000	555,601

		3,361,222

TOTAL CORPORATE DEBT (Cost $168,632,749)		171,675,370

MUNICIPAL OBLIGATIONS — 0.8%
Access Group, Inc., Delaware VRN 0.409% 9/01/37	400,000	353,320
Louisiana State Public Facilities Authority FRN 1.365% 4/26/27	500,000	502,545
North Carolina State Education Assistance Authority FRN 1.365% 1/26/26	800,000	798,616
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.915% 1/25/21	476,241	476,884
State of California 5.950% 4/01/16	245,000	281,520
State of Illinois 5.365% 3/01/17	1,200,000	1,322,016

		3,734,901

TOTAL MUNICIPAL OBLIGATIONS (Cost $3,574,892)		3,734,901

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 24.1%
Automobile ABS — 4.3%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,225,000	1,224,685
AmeriCredit Automobile Receivables Trust, Series 2011-3, Class A2 0.840% 11/10/14	210,543	210,706
AmeriCredit Automobile Receivables Trust, Series 2011-2, Class A2 0.900% 9/08/14	234,411	234,414
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	95,657	95,688
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.798% 3/15/20	764,065	764,195

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.386% 8/20/13	$112,500	$112,377
Avis Budget Rental Car Funding AESOP LLC, Series 2011-1A, Class A (a) 1.850% 11/20/14	290,000	293,241
Avis Budget Rental Car Funding AESOP LLC, Series 2012-1A, Class A (a) 2.054% 8/20/16	800,000	811,327
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.995% 11/07/23	1,050,000	1,050,000
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.998% 9/15/21	2,875,990	2,899,856
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.248% 12/15/20	182,780	183,074
Credit Acceptance Auto Loan Trust, Series 2012-1A, Class A (a) 2.200% 9/16/19	1,000,000	1,032,371
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	725,000	726,468
Enterprise Fleet Financing LLC, Series 2012-1, Class A2 (a) 1.140% 11/20/17	1,070,000	1,072,974
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	1,304,415	1,308,547
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	625,000	629,068
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	157,380	157,754
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	589,430	599,290
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	286,989	287,169
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2 (a) 3.740% 2/25/17	450,000	481,768
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (a) 4.260% 3/25/14	1,490,000	1,511,251
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2 (a) 5.290% 3/25/16	300,000	328,990

	Principal Amount	Value
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	$318,582	$320,965
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,550,000	1,551,565
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	934,861	937,742
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	320,299	320,495
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	25,279	25,283
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	682,432	685,113
Wheels SPV LLC, Series 2012-1, Class A2 (a) 1.190% 3/20/21	800,000	807,565

		20,663,941

Commercial MBS — 6.0%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.725% 2/10/51	2,000,000	2,342,141
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	1,000,000	1,180,614
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	750,000	849,474
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	500,000	530,991
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	72,109	72,633
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.539% 4/12/38	1,362,268	1,412,695
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	700,000	815,475

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	$625,000	$731,918
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	900,000	981,903
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class AM VRN 5.773% 6/10/46	400,000	416,260
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.811% 12/10/49	600,000	704,335
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	840,677	875,943
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.200% 2/15/41	1,350,000	776,532
DBUBS Mortgage Trust, Series 2011-LC3A, Class A1 2.238% 8/10/44	664,758	684,543
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	525,000	562,051
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	921,695	989,774
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 1.000% 7/10/38	932,000	1,074,549
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A2 5.597% 12/10/49	485,278	498,267
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	1,000,000	1,078,701
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class A2 2.205% 5/15/45	1,242,000	1,287,041
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	250,000	267,255

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$1,200,000	$1,357,051
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB14, Class A4 5.481% 12/12/44	250,000	279,010
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4 5.700% 9/12/49	825,000	915,960
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	650,000	700,232
Morgan Stanley Capital I, Series 2005-T19, Class AAB 4.852% 6/12/47	713,452	738,141
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	450,000	478,288
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	965,793	1,006,386
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	400,000	477,072
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.616% 8/15/39	750,000	800,350
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.616% 8/15/39	450,000	475,828
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A4 VRN 5.418% 1/15/45	1,100,000	1,232,249
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	1,450,000	1,610,047
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	400,000	425,640
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	475,000	512,810

		29,142,159

Home Equity ABS — 2.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.516% 8/25/35	383,260	369,745

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.596% 9/25/35	$338,331	$327,425
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.606% 7/25/35	287,102	276,231
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.616% 11/25/34	404,460	401,254
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.686% 6/25/35	572,827	544,577
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.830% 8/28/44	102,306	99,787
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.626% 11/25/35	243,041	241,986
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.676% 4/25/35	215,280	209,095
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	35,142	35,018
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.356% 7/25/36	201,430	197,253
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.656% 12/25/33	185,218	185,394
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.426% 4/25/36	144,067	142,904
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.476% 9/25/34	114,215	110,313
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.486% 1/25/36	376,476	319,496
GSAMP Trust, Series 2005-WMC1, Class A4 FRN 0.626% 9/25/35	482,923	478,171
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.676% 4/25/35	344,247	291,176
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.416% 8/25/36	342,462	313,292
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.426% 7/25/36	401,465	397,287
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.526% 8/25/45	4,475	4,388

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.796% 6/25/35	$931,419	$752,500
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.996% 2/25/35	371,314	360,870
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.980% 6/28/35	917,148	825,999
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.546% 6/25/35	900,046	889,101
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.696% 3/25/35	425,000	307,158
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	831	831
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.716% 5/25/35	378,887	362,610
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.626% 8/25/35	588,505	571,492
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.746% 3/25/35	525,000	457,829
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.596% 6/25/35	3,622	3,618
RAAC Series, Series 2005-RP1, Class M1 FRN (a) 0.796% 7/25/37	312,097	303,978
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.436% 3/25/36	377,354	369,620
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.496% 1/25/36	208,992	204,802
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.586% 3/25/36	323,515	315,739
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.606% 8/25/35	438,100	411,033
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.796% 12/25/32	46,357	45,701

		11,127,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Manufactured Housing ABS — 0.1%
Vanderbilt Mortgage Finance, Series 2000-B, Class IIA1 FRN 0.505% 7/07/30	$324,614	$282,821

Other ABS — 4.4%
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	575,455	615,311
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	885,000	885,745
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.427% 8/18/21	385,426	370,009
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	198,343	200,327
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.048% 12/15/15	800,000	801,811
Cronos Containers Program Ltd., Series 2012-1A, Class A (a) 4.210% 5/18/27	491,667	495,354
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	491,288	518,922
Drug Royalty Corp., Inc., Series 2012-1, Class A1 FRN (a) 5.705% 7/15/24	921,538	921,601
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	235,742	235,743
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.486% 8/25/21	130,104	129,982
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	950,000	951,691
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	71,314	71,331
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.495% 6/02/17	575,000	573,298
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	427,910	428,144
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A (a) 4.809% 7/20/31	1,216,756	1,266,828
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	478,571	478,644

	Principal Amount	Value
Newport Waves CDO (Acquired 3/30/07, Cost $1,598,144), Series 2007-1A, Class A3LS FRN (a) (c) 1.067% 6/20/14	$1,600,000	$1,232,000
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	905,000	915,951
PFS Financing Corp., Series 2010-DA, Class A FRN (a) 1.698% 2/15/15	4,700,000	4,723,031
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.748% 10/17/16	750,000	754,211
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.396% 3/20/19	340,907	334,837
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.246% 9/20/19	695,024	690,648
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	348,555	351,898
Sierra Receivables Funding Co. LLC, Series 2011-3A, Class A (a) 3.370% 7/20/28	366,614	373,093
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	434,250	459,393
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	34,289	34,320
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.500% 5/15/20	371,167	362,044
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	438,750	443,902
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.648% 10/15/15	340,000	340,289
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.748% 7/15/41	1,034,892	1,035,053

		20,995,411

Student Loans ABS — 5.8%
Access Group, Inc., Series 2007-A, Class A2 FRN 0.596% 8/25/26	308,776	297,228
Access Group, Inc., Series 2002-1, Class A2 FRN 0.647% 9/25/25	287,506	286,290

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Access Group, Inc., Series 2003-1, Class A2 FRN 0.727% 12/27/16	$884,237	$879,597
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.540% 12/26/18	521,300	519,924
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.470% 3/28/17	195,788	195,584
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.611% 4/25/21	442,497	439,790
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	1,075,000	903,000
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.550% 12/28/21	1,113,649	1,107,927
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.627% 12/15/22	1,013,347	1,009,354
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.745% 6/15/43	550,000	525,250
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.749% 12/15/32	1,200,000	1,182,898
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	300,000	261,000
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.566% 8/25/25	2,347,355	2,327,732
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.846% 9/20/22	893,279	895,553
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.356% 3/25/26	925,251	914,498
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.817% 2/25/39	150,000	131,834
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5B FRN 0.817% 2/25/39	100,000	87,889
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.636% 5/25/27	665,382	659,543
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.046% 4/25/46	367,030	370,136

	Principal Amount	Value
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.547% 10/28/26	$555,179	$551,740
Northstar Education Finance, Inc., Series 2004-2 FRN 0.567% 4/28/16	638,975	637,547
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.656% 11/28/23	3,118	3,116
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.531% 1/25/18	876,028	874,217
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.575% 1/15/19	1,665,570	1,653,937
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	675,000	628,570
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.517% 9/15/20	79,655	79,484
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.541% 7/25/22	134,710	134,631
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.057% 3/15/38	380,800	296,192
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.117% 12/15/38	847,131	694,146
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.348% 12/15/21	648,278	648,278
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.348% 8/15/23	726,473	726,603
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.648% 8/15/25	619,748	624,776
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.735% 12/15/16	200,000	199,937
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.736% 12/15/16	175,000	174,945
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.738% 12/15/16	1,500,000	1,499,531
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.738% 12/15/16	950,000	949,703

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.767% 12/15/16	$650,000	$649,797
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.898% 12/15/17	1,113,115	1,117,380
SLM Student Loan Trust, Series 2003-5, Class A7 2.745% 6/17/30	100,000	90,237
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	350,000	262,500
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.637% 10/28/28	235,982	234,861
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.901% 1/25/21	689,647	690,150
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.561% 7/27/20	321,094	320,323
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.646% 5/25/30	1,160,307	1,159,004

		27,896,632

WL Collateral CMO — 1.1%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.001% 8/25/34	236,903	203,108
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/01/42	540,000	539,890
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.824% 9/25/33	24,759	18,493
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	44,873	38,422
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.790% 8/25/34	39,157	32,460
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.436% 1/19/38	795,866	520,883
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	824,942	356,057
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.671% 8/25/34	136,511	96,505

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.526% 6/25/36	$116,643	$116,666
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	250,854	210,983
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2 VRN 2.693% 2/25/34	365,916	347,959
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.748% 7/25/33	8,786	8,216
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	14,634	13,830
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.749% 2/25/34	641	585
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	753,621	761,158
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	1,029,704	1,033,566
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.506% 7/25/35	217,301	206,893
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	1,431,069	530,889
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.918% 3/25/34	85,790	72,805
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.547% 4/25/44	214,521	183,983

		5,293,351

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	543,433	525,665
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.178% 6/25/32	65,694	51,378

		577,043

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $116,457,514)		115,979,031

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 8.6%
Pass-Through Securities — 8.6%
Federal Home Loan Mortgage Corp. Pool #1Q0239 2.381% 3/01/37	$1,021,256	$1,088,816
Pool #E00856 7.500% 6/01/15	5,161	5,463
Federal National Mortgage Association Pool #725692 2.266% 10/01/33	273,133	286,843
Pool #888586 2.341% 10/01/34	584,978	616,251
Pool #775539 2.651% 5/01/34	299,403	318,214
Pool #684154 5.500% 2/01/18	24,216	26,306
Pool #702331 5.500% 5/01/18	376,399	408,878
Pool #725796 5.500% 9/01/19	1,884,092	2,054,462
Pool #844564 5.500% 12/01/20	374,607	409,507
Federal National Mortgage Association TBA Pool #1080 2.500% 4/01/27 (d)	9,400,000	9,781,141
Pool #3772 3.000% 11/01/26 (d)	4,800,000	5,061,375
Pool #44117 5.500% 3/01/35 (d)	3,300,000	3,620,203
Pool #52682 6.000% 7/01/35 (d)	9,000,000	9,927,422
Pool #54407 6.000% 7/01/35 (d)	2,300,000	2,537,008
Government National Mortgage Association Pool #707760 4.500% 6/15/41	1,543,772	1,700,863
Pool #783382 4.500% 7/15/41	416,678	459,729
Pool #507545 7.500% 8/15/29	36,218	42,471
Government National Mortgage Association II FRN 3.500% 1/20/40	725,225	763,495
Government National Mortgage Association TBA Pool #20432 6.000% 9/01/40 (d)	2,000,000	2,252,969

		41,361,416

	Principal Amount	Value
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $40,912,074)		$41,361,416

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds & Notes — 0.1%
U.S. Treasury Note (e) 1.500% 8/31/18	$275,000	286,088

TOTAL U.S. TREASURY OBLIGATIONS (Cost $283,672)		286,088

TOTAL BONDS & NOTES (Cost $329,860,901)		333,036,806

TOTAL LONG-TERM INVESTMENTS (Cost $329,860,901)		333,036,806

SHORT-TERM INVESTMENTS — 35.7%
Commercial Paper — 35.7%
ABB Treasury Center USA, Inc. (a) 0.527% 8/08/12	1,970,000	1,969,801
AGL Capital Corp. (a) 0.446% 8/22/12	10,000,000	9,997,433
Bacardi USA, Inc. (a) 0.446% 8/01/12	3,390,000	3,390,000
Centrica PLC (a) 0.710% 10/25/12	8,000,000	7,986,589
Centrica PLC (a) 0.820% 10/24/12	2,000,000	1,996,173
Daimler Finance North America LLC (a) 0.476% 9/18/12	10,000,000	9,993,733
DCP Midstream LLC (a) 0.487% 8/07/12	9,740,000	9,739,221
Dominion Resources (a) 0.517% 9/17/12	5,500,000	5,496,338
Dominion Resources (a) 0.527% 9/17/12	5,000,000	4,996,606
Duke Energy Corp. (a) 0.456% 8/27/12	6,630,000	6,627,845
Elsevier Finance SA (a) 0.629% 9/19/12	5,950,000	5,944,979
FMC Technologies, Inc. (a) 0.497% 10/09/12	6,155,000	6,149,219
Glencore Funding LLC 0.710% 8/16/12	8,745,000	8,742,413
Holcim US Finance Sarl & Cie (a) 0.578% 8/27/12	10,000,000	9,995,883
Johnson Controls, Inc. (a) 0.528% 9/24/12	5,000,000	4,996,100

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Short-Duration Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Marriott International (a) 0.507% 9/19/12	$3,600,000	$3,597,550
National Grid USA (a) 0.776% 10/16/12	8,000,000	7,986,996
NextEra Energy Capital Holdings, Inc. (a) 0.466% 8/09/12	9,230,000	9,229,056
Sempra Energy Holding (a) 0.426% 8/14/12	1,450,000	1,449,780
Transcanada Pipeline (a) 0.507% 8/07/12	10,000,000	9,999,167
VF Corp. (a) 0.548% 9/06/12	10,000,000	9,994,600
Vodafone Group PLC (a) 0.860% 11/02/12	7,000,000	6,984,448
Volvo Group Treasury (a) 0.537% 9/05/12	4,680,000	4,677,589
Weatherford International Ltd. (a) 0.466% 8/10/12	7,000,000	6,999,195
Weatherford International Ltd. (a) 0.507% 8/13/12	3,500,000	3,499,417
WPP Finance PLC (a) 0.558% 9/26/12	9,505,000	9,496,868

		171,936,999

TOTAL SHORT-TERM INVESTMENTS (Cost $171,936,999)		171,936,999

TOTAL INVESTMENTS — 105.0% (Cost $501,797,900) (f)		504,973,805

Other Assets/(Liabilities) — (5.0)%		(24,243,194)

NET ASSETS — 100.0%		$480,730,611

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $260,517,163 or 54.19% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2012, these securities amounted to a value of $592,200 or 0.12% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $1,232,000 or 0.26% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 120.7%

CORPORATE DEBT — 1.0%
Diversified Financial — 0.2%
General Electric Capital Corp. FRN 3.500% 8/13/12	$575,000	$575,512

Insurance — 0.6%
Berkshire Hathaway, Inc. FRN 0.896% 2/11/13	1,700,000	1,704,634
MetLife Global Funding I (a) 2.875% 9/17/12	250,000	250,680

		1,955,314

Telecommunications — 0.2%
Telefonica Emisiones SAU FRN 0.795% 2/04/13	725,000	714,503

TOTAL CORPORATE DEBT (Cost $3,222,970)		3,245,329

MUNICIPAL OBLIGATIONS — 0.2%
Louisiana State Public Facilities Authority FRN 1.365% 4/26/27	340,000	341,730
North Carolina State Education Assistance Authority Student Loan Revenue Bonds FRN 0.915% 1/25/21	233,211	233,526

		575,256

TOTAL MUNICIPAL OBLIGATIONS (Cost $572,892)		575,256

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 21.9%
Automobile ABS — 6.1%
American Credit Acceptance Receivables Trust, Series 2012-2, Class A (a) 1.890% 7/15/16	1,725,000	1,724,557
AmeriCredit Automobile Receivables Trust, Series 2012-2, Class A2 0.760% 10/08/15	825,000	825,680
AmeriCredit Automobile Receivables Trust, Series 2011-1, Class A2 0.840% 6/09/14	229,819	229,880
AmeriCredit Automobile Receivables Trust, Series 2010-4, Class A2 0.960% 5/08/14	51,245	51,261
ARI Fleet Lease Trust, Series 2012-A, Class A FRN (a) 0.798% 3/15/20	512,373	512,460
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.386% 8/20/13	1,233,333	1,231,989

	Principal Amount	Value
Avis Budget Rental Car Funding AESOP LLC, Series 2009-2A, Class A (a) 5.680% 2/20/14	$390,000	$396,253
Avis Budget Rental Car Funding AESOP LLC, Series 2009-1A, Class A (a) 9.310% 10/20/13	225,000	227,349
Bank of America Auto Trust, Series 2009-3A, Class A4 (a) 2.670% 12/15/16	834,347	843,595
Carnow Auto Receivables Trust (a) 2.090% 1/15/15	346,043	346,106
Chesapeake Funding LLC, Series 2012-1A, Class A FRN (a) 0.995% 11/07/23	700,000	700,000
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.998% 9/15/21	1,900,869	1,916,643
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.248% 12/15/20	720,207	721,366
DT Auto Owner Trust, Series 2011-2A, Class B (a) 2.120% 2/16/16	500,000	501,012
Enterprise Fleet Financing LLC, Series 2011-2, Class A2 (a) 1.430% 10/20/16	193,558	194,171
Enterprise Fleet Financing LLC, Series 2011-3, Class A2 (a) 1.620% 5/20/17	475,000	478,092
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	78,690	78,877
First Investors Auto Owner Trust, Series 2012-1A, Class A2 (a) 1.960% 11/15/17	417,513	424,497
Ford Credit Auto Lease Trust, Series 2011-A, Class A2 0.740% 9/15/13	114,795	114,868
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (a) 4.260% 3/25/14	990,000	1,004,120
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	170,946	172,225
Prestige Auto Receivables Trust, Series 2012-1A, Class A2 (a) 1.230% 12/15/15	1,000,000	1,001,009
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (a) 1.400% 10/15/14	654,403	656,419

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2012-4, Class A2 0.790% 8/17/15	$620,000	$617,368
Santander Drive Auto Receivables Trust, Series 2012-3, Class A2 0.830% 4/15/15	600,000	600,865
Santander Drive Auto Receivables Trust, Series 2011-1, Class A2 0.940% 2/18/14	177,944	178,053
Santander Drive Auto Receivables Trust, Series 2010-2, Class A2 0.950% 8/15/13	15,316	15,318
Santander Drive Auto Receivables Trust, Series 2012-1, Class A2 1.250% 4/15/15	633,687	636,177
Santander Drive Auto Receivables Trust, Series 2010-A, Class A3 (a) 1.830% 11/17/14	235,000	236,444
Santander Drive Auto Receivables Trust, Series 2010-3, Class B 2.050% 5/15/15	1,650,000	1,660,710
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (a) 2.100% 9/15/14	1,700,000	1,703,457
SNAAC Auto Receivables Trust, Series 2012-1A, Class A (a) 1.780% 6/15/16	363,368	361,709
Westlake Automobile Receivables Trust, Series 2011-1A, Class B (a) 2.600% 10/15/14	240,000	242,449
Westlake Automobile Receivables Trust, Series 2010-1A, Class B (a) 5.000% 5/15/15	97,344	97,821

		20,702,800

Commercial MBS — 0.6%
Bear Stearns Commercial Mortgage Securities, Series 2006-T22, Class AAB VRN 5.539% 4/12/38	1,543,904	1,601,054
GE Capital Commercial Mortgage Corp., Series 2005-C2, Class AAB 4.866% 5/10/43	284,524	288,026

		1,889,080

Credit Card ABS — 0.3%
Discover Card Master Trust, Series 2012-A2, Class A2 FRN 0.398% 10/17/16	875,000	874,400

Home Equity ABS — 1.3%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.516% 8/25/35	200,978	193,890

	Principal Amount	Value
ACE Securities Corp., Series 2005-HE2, Class M2 FRN 0.696% 4/25/35	$406,766	$395,518
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.606% 7/25/35	183,745	176,788
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.616% 11/25/34	202,425	200,820
Bayview Financial Acquisition Trust, Series 2004-D, Class A FRN 0.830% 8/28/44	52,297	51,009
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.626% 11/25/35	101,267	100,827
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE4, Class M1 FRN 0.676% 4/25/35	113,160	109,909
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.476% 9/25/34	70,214	67,815
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF3, Class M1 FRN 0.646% 4/25/35	309,236	293,805
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.426% 7/25/36	266,856	264,079
Home Equity Asset Trust, Series 2005-5, Class 2A3 FRN 0.656% 11/25/35	435,334	430,617
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.996% 2/25/35	112,769	109,598
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.980% 6/28/35	598,140	538,695
New Century Home Equity Loan Trust, Series 2005-2, Class A2C FRN 0.546% 6/25/35	605,485	598,123
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.716% 5/25/35	246,277	235,697
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.626% 8/25/35	331,034	321,464
Quest Trust, Series 2005-X1, Class M1 FRN (a) 0.746% 3/25/35	201,344	191,754
RAAC Series, Series 2005-RP2, Class A FRN (a) 0.596% 6/25/35	1,852	1,850

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.436% 3/25/36	$185,442	$181,642
Structured Asset Investment Loan Trust, Series 2005-2, Class A1 FRN 0.766% 3/25/35	34,232	34,242
Truman Capital Mortgage Loan Trust, Series 2004-2, Class A2 STEP (a) 0.796% 12/25/32	28,817	28,409

		4,526,551

Other ABS — 3.4%
321 Henderson Receivables LLC, Series 2005-1A, Class A1 FRN (a) 0.478% 11/15/40	783,937	709,095
CIT Equipment Collateral, Series 2012-VT1, Class A2 (a) 0.850% 5/20/14	590,000	590,497
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.427% 8/18/21	142,682	136,974
CNH Wholesale Master Note Trust, Series 2011-1A, Class A FRN (a) 1.048% 12/15/15	400,000	400,906
GE Equipment Transportation LLC, Series 2011-1, Class A2 0.770% 10/21/13	141,445	141,446
Goal Capital Funding Trust, Series 2005-2, Class A1 FRN 0.486% 8/25/21	61,705	61,647
Great America Leasing Receivables, Series 2012-1, Class A2 (a) 0.950% 3/17/14	625,000	626,112
Great America Leasing Receivables, Series 2011-1, Class A2 (a) 1.050% 3/15/13	92,708	92,731
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.495% 6/02/17	375,000	373,890
Macquarie Equipment Funding Trust, Series 2011-A, Class A2 (a) 1.210% 9/20/13	110,034	110,094
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A (a) 5.362% 10/20/28	354,427	357,886
New York City Tax Lien, Series 2011-AA, Class A (a) 1.990% 12/10/24	310,424	310,472
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	600,000	607,260
PFS Financing Corp., Series 2012-AA, Class A FRN (a) 1.448% 2/15/16	600,000	600,958

	Principal Amount	Value
PFS Financing Corp., Series 2010-DA, Class A FRN (a) 1.698% 2/15/15	$3,500,000	$3,517,151
Sierra Receivables Funding Co. LLC, Series 2007-1A, Class A2 FRN (a) 0.396% 3/20/19	227,272	223,225
Sierra Receivables Funding Co. LLC, Series 2007-2A, Class A2 FRN (a) 1.246% 9/20/19	462,793	459,878
Tax Liens Securitization Trust, Series 2010-1A, Class 2A2 (a) 2.000% 4/15/18	59,776	59,776
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	120,913	121,021
Textainer Marine Containers Ltd., Series 2005-1A, Class A FRN (a) 0.500% 5/15/20	1,412,417	1,377,702
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.648% 10/15/15	224,000	224,190
Trip Rail Master Funding LLC, Series 2011-1A, Class A1B FRN (a) 2.748% 7/15/41	616,531	616,628

		11,719,539

Student Loans ABS — 9.5%
Access Group, Inc., Series 2005-2, Class A2 FRN 0.596% 11/22/19	751,962	750,860
Access Group, Inc., Series 2007-A, Class A2 FRN 0.596% 8/25/26	195,016	187,723
Access Group, Inc., Series 2002-1, Class A2 FRN 0.647% 9/25/25	222,964	222,021
Access Group, Inc., Series 2003-1, Class A2 FRN 0.727% 12/27/16	741,015	737,127
Brazos Higher Education Authority, Series 2005-1, Class 1A2 FRN 0.540% 12/26/18	539,345	537,921
Brazos Higher Education Authority, Series 2005-2, Class A9 FRN 0.567% 12/26/17	258,243	257,791
Brazos Higher Education Authority, Series 2005-3, Class A14 FRN 0.577% 9/25/23	223,257	222,726
Brazos Higher Education Authority FRN 0.627% 6/27/22	1,943,797	1,935,458
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.470% 3/28/17	132,289	132,152

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
College Loan Corp. Trust, Series 2005-1, Class A2 FRN 0.551% 7/25/24	$289,000	$284,534
College Loan Corp. Trust, Series 2005-2, Class A2 FRN 0.565% 10/15/21	78,149	77,997
College Loan Corp. Trust, Series 2004-1, Class A3 FRN 0.611% 4/25/21	311,723	309,816
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	675,000	567,000
Collegiate Funding Services Education Loan Trust, Series 2005-A, Class A2 FRN 0.550% 12/28/21	734,939	731,163
Collegiate Funding Services Education Loan Trust, Series 2005-B, Class A2 FRN 0.560% 12/28/21	311,617	310,648
Collegiate Funding Services Education Loan Trust, Series 2004-A, Class A3 FRN 1.000% 9/28/26	665,000	660,662
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.627% 12/15/22	1,125,941	1,121,504
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.737% 3/16/20	43,038	43,000
Education Funding Capital Trust I, Series 2003-3, Class A5 FRN 1.745% 12/15/42	325,000	318,702
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.745% 6/15/43	550,000	525,250
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.749% 12/15/32	700,000	690,024
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	200,000	174,000
GCO Education Loan Funding Trust, Series 2007-1A, Class A5L FRN (a) 0.536% 5/25/23	318,199	312,386
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.566% 8/25/25	1,540,452	1,527,574
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	325,000	280,726

	Principal Amount	Value
Higher Education Funding Hef 2005 1 A2 0.566% 2/25/24	$641,264	$638,017
Higher Education Funding I, Series 2004-1, Class A13 FRN (a) 1.705% 1/01/44	200,000	172,898
Higher Education Funding I, Series 2004-1, Class A15 FRN (a) 1.718% 1/01/44	275,000	244,412
Keycorp Student Loan Trust, Series 2006-A, Class 2A2 FRN 0.540% 6/27/25	369,926	367,634
Keycorp Student Loan Trust, Series 2003-A, Class 1A2 FRN 0.711% 10/25/32	157,562	148,108
Montana Higher Education Student Assistance Corp., Series 2012-1, Class A1 FRN 0.846% 9/20/22	626,216	627,810
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.356% 3/25/26	966,929	955,692
Nelnet Student Loan Trust, Series 2002-1, Class A2 FRN 0.636% 5/25/27	450,111	446,162
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.046% 4/25/46	193,174	194,808
Northstar Education Finance, Inc., Series 2005-1, Class A1 FRN 0.547% 10/28/26	343,682	341,553
Northstar Education Finance, Inc., Series 2004-2 FRN 0.567% 4/28/16	425,983	425,031
Northstar Education Finance, Inc., Series 2006-A, Class A2 FRN 0.656% 11/28/23	1,782	1,781
Pennsylvania Higher Education Assistance Agency, Series 2005-1, Class A2 FRN 0.531% 1/25/18	661,888	660,520
SLC Student Loan Trust, Series 2006-A, Class A4 FRN 0.575% 1/15/19	1,717,815	1,705,817
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	450,000	419,047
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.517% 9/15/20	44,607	44,511
SLM Student Loan Trust, Series 2005-7, Class A2 FRN 0.541% 4/25/22	22,003	22,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2005-6, Class A4 FRN 0.541% 4/25/22	$11,571	$11,566
SLM Student Loan Trust, Series 2005-8, Class A2 FRN 0.541% 7/25/22	283,146	282,979
SLM Student Loan Trust, Series 2002-1, Class A2 FRN 0.561% 4/25/17	21,102	21,099
SLM Student Loan Trust, Series 2006-B, Class A3 FRN 0.607% 12/15/22	558,876	554,751
SLM Student Loan Trust, Series 2002-6, Class A4L FRN 0.647% 3/15/19	334,129	334,054
SLM Student Loan Trust, Series 2007-7, Class A2 FRN 0.651% 1/25/16	72,357	72,337
SLM Student Loan Trust, Series 2003-3, Class A4 FRN 0.687% 12/15/17	373,947	373,993
SLM Student Loan Trust, Series 2008-7, Class A2 FRN 0.951% 10/25/17	191,488	192,238
SLM Student Loan Trust, Series 2003-7, Class B FRN 1.037% 9/15/39	739,141	569,802
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.057% 3/15/38	247,520	192,525
SLM Student Loan Trust, Series 2003-11, Class B FRN 1.117% 12/15/38	577,589	473,281
SLM Student Loan Trust, Series 2012-B, Class A1 FRN (a) 1.348% 12/15/21	435,145	435,145
SLM Student Loan Trust, Series 2012-C, Class A1 FRN (a) 1.348% 8/15/23	490,605	490,693
SLM Student Loan Trust, Series 2008-5, Class A2 FRN 1.551% 10/25/16	192,988	194,936
SLM Student Loan Trust, Series 2012-A, Class A1 FRN (a) 1.648% 8/15/25	442,677	446,269
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.735% 12/15/16	575,000	574,820
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.736% 12/15/16	300,000	299,906

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.738% 12/15/16	$1,625,000	$1,624,492
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.738% 12/15/16	650,000	649,797
SLM Student Loan Trust, Series 2010-C, Class A1 FRN (a) 1.898% 12/15/17	953,498	957,152
SLM Student Loan Trust, Series 2003-5, Class A7 2.745% 6/17/30	100,000	90,237
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.746% 9/15/28	850,000	804,064
SLM Student Loan Trust, Series 2003-5, Class B FRN 3.749% 9/15/39	550,000	387,989
SMS Student Loan Trust, Series 1998-A, Class A2 FRN 0.567% 7/28/26	246,027	243,616
SMS Student Loan Trust, Series 2000-A, Class A2 FRN 0.637% 10/28/28	155,251	154,514
South Carolina Student Loan Corp., Series 2010-1, Class A1 FRN 0.901% 1/25/21	357,594	357,855
Wachovia Student Loan Trust, Series 2005-1, Class A4 FRN 0.561% 7/27/20	642,188	640,647
Wells Fargo Student Loan Trust, Series 2001-1, Class A2 FRN 0.646% 5/25/30	694,909	694,129

		32,459,452

WL Collateral CMO — 0.6%
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.526% 6/25/36	61,171	61,182
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	443,307	447,740
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	1,372,939	1,378,088

		1,887,010

WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2006-WF1, Class A4 FRN 0.416% 2/25/36	164,983	164,431

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	$267,101	$258,368

		422,799

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $74,536,767)		74,481,631

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 0.1%
Pass-Through Securities — 0.1%
Government National Mortgage Association II FRN Pool #82462 3.500% 1/20/40	483,483	508,997

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $513,248)		508,997

U.S. TREASURY OBLIGATIONS — 97.5%
U.S. Treasury Bonds & Notes — 97.5%
U.S. Treasury Inflation Index (b) 0.125% 4/15/16	16,169,836	16,987,173
U.S. Treasury Inflation Index (b) 0.125% 4/15/17	6,076,219	6,479,717
U.S. Treasury Inflation Index (b) 0.125% 1/15/22	14,657,565	15,823,295
U.S. Treasury Inflation Index 0.125% 7/15/22	6,196,124	6,718,439
U.S. Treasury Inflation Index (b) 0.500% 4/15/15	5,986,523	6,263,866
U.S. Treasury Inflation Index (b) 0.625% 7/15/21	11,787,732	13,340,400
U.S. Treasury Inflation Index (b) 0.750% 2/15/42	5,390,630	6,020,239
U.S. Treasury Inflation Index (b) 1.125% 1/15/21	15,612,065	18,231,956
U.S. Treasury Inflation Index (b) 1.250% 4/15/14	7,286,725	7,563,394
U.S. Treasury Inflation Index (b) 1.250% 7/15/20	13,046,292	15,368,127
U.S. Treasury Inflation Index (b) 1.375% 7/15/18	4,780,023	5,530,262
U.S. Treasury Inflation Index (b) 1.375% 1/15/20	6,408,624	7,553,165
U.S. Treasury Inflation Index (b) 1.625% 1/15/15	10,098,288	10,802,017
U.S. Treasury Inflation Index (b) 1.625% 1/15/18	7,651,784	8,836,617
U.S. Treasury Inflation Index (b) 1.750% 1/15/28	6,916,774	8,944,254

	Principal Amount	Value
U.S. Treasury Inflation Index 1.875% 7/15/13	$196	$201
U.S. Treasury Inflation Index (b) 1.875% 7/15/15	10,545,334	11,566,913
U.S. Treasury Inflation Index (b) 1.875% 7/15/19	7,044,842	8,535,262
U.S. Treasury Inflation Index (b) 2.000% 1/15/14	10,137,052	10,572,630
U.S. Treasury Inflation Index (b) 2.000% 7/15/14	9,753,920	10,384,111
U.S. Treasury Inflation Index (b) 2.000% 1/15/16	7,926,031	8,830,090
U.S. Treasury Inflation Index (b) 2.000% 1/15/26	8,371,834	10,957,291
U.S. Treasury Inflation Index (b) 2.125% 1/15/19	5,828,546	7,058,917
U.S. Treasury Inflation Index (b) 2.125% 2/15/40	4,758,312	7,109,961
U.S. Treasury Inflation Index (b) 2.125% 2/15/41	7,388,269	11,125,115
U.S. Treasury Inflation Index (b) 2.375% 1/15/17	8,017,297	9,327,628
U.S. Treasury Inflation Index (b) 2.375% 1/15/25	12,917,848	17,409,823
U.S. Treasury Inflation Index (b) 2.375% 1/15/27	5,367,657	7,402,756
U.S. Treasury Inflation Index (b) 2.500% 7/15/16	8,535,075	9,846,011
U.S. Treasury Inflation Index (b) 2.500% 1/15/29	4,800,923	6,882,201
U.S. Treasury Inflation Index (b) 2.625% 7/15/17	6,331,762	7,589,212
U.S. Treasury Inflation Index (b) 3.375% 4/15/32	2,790,251	4,657,540
U.S. Treasury Inflation Index (b) 3.625% 4/15/28	6,863,189	10,898,531
U.S. Treasury Inflation Index (b) 3.875% 4/15/29	10,534,005	17,548,168

		332,165,282

TOTAL U.S. TREASURY OBLIGATIONS (Cost $290,468,235)		332,165,282

TOTAL BONDS & NOTES (Cost $369,314,112)		410,976,495

TOTAL LONG-TERM INVESTMENTS (Cost $369,314,112)		410,976,495

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 61.8%
Commercial Paper — 61.8%
ABB Treasury Centre USA, Inc. (a) 0.517% 8/31/12	$8,200,000	$8,196,515
AGL Capital Corp. (a) 0.446% 8/22/12	4,850,000	4,848,755
Bacardi USA, Inc. (a) 0.456% 8/08/12	4,450,000	4,449,611
British Telecommunications PLC 0.730% 10/29/12	3,500,000	3,493,683
Centrica PLC (a) 0.850% 8/20/12	4,950,000	4,947,779
The Clorox Co. (a) 0.446% 8/17/12	4,450,000	4,449,130
Covidien International Finance (a) 0.477% 9/18/12	8,250,000	8,244,830
Daimler Finance North America LLC (a) 0.588% 8/09/12	3,000,000	2,999,613
Daimler Finance North America LLC (a) 0.629% 8/02/12	1,839,000	1,838,968
DENTSPLY International, Inc. (a) 0.466% 9/28/12	4,850,000	4,846,406
Deutsche Telekom AG (a) 0.568% 8/29/12	4,950,000	4,947,844
Duke Energy Corp. (a) 0.456% 8/20/12	5,000,000	4,998,812
Ecolab, Inc. (a) 0.426% 8/17/12	1,200,000	1,199,776
Ecolab, Inc. (a) 0.456% 8/07/12	580,000	579,957
Elsevier Finance SA (a) 0.659% 8/22/12	5,075,000	5,073,076
Enbridge Energy Partners (a) 0.486% 8/10/12	4,850,000	4,849,418
FMC Technologies, Inc. (a) 0.497% 10/09/12	4,750,000	4,745,539
Glencore Funding LLC 0.710% 8/16/12	4,950,000	4,948,536
Hewlett Packard Co. (a) 0.497% 8/03/12	8,250,000	8,249,775
Holcim US Finance Sarl & Cie (a) 0.578% 8/24/12	5,000,000	4,998,179
Johnson Controls, Inc. (a) 0.528% 9/24/12	5,000,000	4,996,100
Marriott International (a) 0.507% 9/19/12	5,000,000	4,996,597
Michelin Luxembourg SCS (a) 0.466% 8/22/12	2,800,000	2,799,249
Michelin Luxembourg SCS (a) 0.477% 10/11/12	2,075,000	2,073,077
National Fuel Gas Co. 0.456% 8/24/12	4,850,000	4,848,606

	Principal Amount	Value
National Grid USA (a) 0.783% 10/12/12	$5,000,000	$4,992,300
NextEra Energy Capital Holding, Inc. (a) 0.466% 8/10/12	4,900,000	4,899,437
Northeast Utilities (a) 0.527% 10/23/12	4,850,000	4,844,185
OGE Energy Corp. (a) 0.446% 8/02/12	800,000	799,990
ONEOK, Inc. (a) 0.456% 8/15/12	4,875,000	4,874,147
ONEOK, Inc. (a) 0.507% 8/17/12	555,000	554,877
Pall Corp. (a) 0.446% 8/13/12	2,075,000	2,074,696
Pall Corp. (a) 0.456% 8/13/12	2,099,000	2,098,685
Pitney Bowes, Inc. (a) 0.487% 9/12/12	4,850,000	4,847,284
Ryder System, Inc. 0.446% 8/21/12	1,500,000	1,499,633
Sempra Energy (a) 0.568% 10/23/12	4,850,000	4,843,738
Southern Power Co. (a) 0.456% 8/20/12	4,900,000	4,898,836
Spectra Energy Capital LLC (a) 0.538% 8/24/12	4,950,000	4,948,324
Suncor Energy, Inc. (a) 0.507% 10/15/12	4,850,000	4,844,948
Talisman Energy, Inc. (a) 0.660% 8/03/12	3,250,000	3,249,881
Transcanada Pipeline (a) 0.507% 8/07/12	4,950,000	4,949,587
VF Corp. (a) 0.568% 9/10/12	5,000,000	4,996,889
Virginia Electric & Power 0.497% 9/10/12	5,000,000	4,997,278
Vodafone Group PLC (a) 0.930% 12/28/12	4,875,000	4,856,235
Volvo Group Treasury NA (a) 0.537% 9/04/12	4,875,000	4,872,560
Weatherford International Ltd. (a) 0.486% 8/24/12	4,850,000	4,848,513
Wellpoint, Inc. (a) 0.487% 10/26/12	4,500,000	4,494,840
Westar Energy, Inc. (a) 0.456% 8/23/12	4,850,000	4,848,666
WPP CP Finance PLC (a) 0.466% 8/15/12	4,850,000	4,849,132

		210,604,492

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Inflation-Protected and Income Fund – Portfolio of Investments (Continued)

Value
TOTAL SHORT-TERM INVESTMENTS (Cost $210,604,492)	$210,604,492

TOTAL INVESTMENTS — 182.5% (Cost $579,918,604) (c)	621,580,987

Other Assets/(Liabilities) — (82.5)%	(280,953,808)

NET ASSETS — 100.0%	$340,627,179

Notes to Portfolio of Investments

ABS	Asset-Backed Security
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $229,154,116 or 67.27% of net assets.
(b)	All or a portion of this security is held as collateral for open reverse repurchase agreements. (Note 2).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.1%

CORPORATE DEBT — 33.8%
Advertising — 0.3%
WPP Finance 8.000% 9/15/14	$4,405,000	$4,982,495
WPP Finance 2010 4.750% 11/21/21	635,000	696,987

		5,679,482

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (a) 6.375% 6/01/19	1,375,000	1,620,836
Goodrich Corp. 6.125% 3/01/19	595,000	743,895
L-3 Communications Corp. 4.750% 7/15/20	105,000	114,114
L-3 Communications Corp. 6.375% 10/15/15	756,000	772,065
United Technologies Corp. 6.125% 7/15/38	465,000	640,469

		3,891,379

Agriculture — 0.1%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	1,785,000	1,836,348
Philip Morris International, Inc. 6.375% 5/16/38	225,000	321,109

		2,157,457

Airlines — 0.0%
United Air Lines, Inc. (b) 10.110% 2/19/49	248,411	81,976

Auto Manufacturers — 0.3%
Daimler Finance NA LLC (a) 2.625% 9/15/16	1,450,000	1,509,147
Volvo Treasury AB (a) 5.950% 4/01/15	3,500,000	3,843,000

		5,352,147

Banks — 1.9%
Associated Banc-Corp. 5.125% 3/28/16	2,000,000	2,154,976
Bank of America Corp. 3.625% 3/17/16	1,600,000	1,643,629
Bank of America Corp. 4.500% 4/01/15	1,000,000	1,050,623
Bank of America Corp. 5.750% 12/01/17	1,555,000	1,716,714
Bank of America Corp. 5.875% 2/07/42	750,000	860,887
Bank of America Corp. Series L 5.650% 5/01/18	300,000	331,198
Barclays Bank PLC 6.750% 5/22/19	1,300,000	1,520,262

	Principal Amount	Value
Capital One Financial Corp. 2.125% 7/15/14	$850,000	$861,827
Capital One Financial Corp. 7.375% 5/23/14	930,000	1,025,723
Credit Suisse AG 5.400% 1/14/20	2,035,000	2,199,190
Credit Suisse New York 5.500% 5/01/14	585,000	624,090
Deutsche Bank AG 3.250% 1/11/16	1,600,000	1,661,426
Export-Import Bank of Korea 4.000% 1/11/17	1,000,000	1,071,467
First Horizon National Corp. 5.375% 12/15/15	2,306,000	2,461,743
HSBC Holdings PLC 6.500% 9/15/37	930,000	1,085,335
ICICI Bank Ltd. (a) 4.750% 11/25/16	1,300,000	1,302,577
ICICI Bank Ltd. (a) 5.500% 3/25/15	1,880,000	1,943,920
The Royal Bank of Scotland PLC (a) 4.875% 8/25/14	1,450,000	1,511,030
The Toronto-Dominion Bank 2.375% 10/19/16	1,650,000	1,728,881
UBS AG 5.750% 4/25/18	1,500,000	1,720,033
Wachovia Bank NA 6.600% 1/15/38	690,000	940,678
Wachovia Corp. 5.750% 6/15/17	220,000	260,573
Wells Fargo & Co. 3.625% 4/15/15	1,100,000	1,173,980
Wells Fargo & Co. 4.600% 4/01/21	345,000	396,749
Wells Fargo & Co. 5.625% 12/11/17	575,000	682,691

		31,930,202

Beverages — 0.2%
Anheuser-Busch Cos. LLC 6.500% 2/01/43	119,000	173,346
Molson Coors Brewing Co. 5.000% 5/01/42	600,000	711,991
Pernod-Ricard SA (a) 2.950% 1/15/17	2,200,000	2,269,850

		3,155,187

Biotechnology — 0.3%
Amgen, Inc. 3.875% 11/15/21	2,400,000	2,621,868
Amgen, Inc. 5.150% 11/15/41	1,600,000	1,770,998

		4,392,866

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.8%
CRH America, Inc. 8.125% 7/15/18	$230,000	$277,664
Lafarge North America, Inc. 6.875% 7/15/13	4,345,000	4,533,551
Lafarge SA (a) 6.200% 7/09/15	3,300,000	3,498,000
Masco Corp. 4.800% 6/15/15	2,510,000	2,588,475
Masco Corp. 7.125% 8/15/13	1,250,000	1,309,560
Owens Corning, Inc. 9.000% 6/15/19	1,245,000	1,577,745

		13,784,995

Chemicals — 0.9%
Ashland, Inc. 9.125% 6/01/17	835,000	928,937
Braskem Finance Ltd. (a) 5.750% 4/15/21	1,350,000	1,407,375
Cabot Corp. 5.000% 10/01/16	2,440,000	2,731,116
Cytec Industries, Inc. 8.950% 7/01/17	450,000	561,440
The Dow Chemical Co. 8.550% 5/15/19	375,000	509,288
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	160,000	201,803
Ecolab, Inc. 4.350% 12/08/21	650,000	736,909
Incitec Pivot Ltd. (a) 4.000% 12/07/15	1,815,000	1,878,732
Methanex Corp. 5.250% 3/01/22	550,000	580,037
Rohm & Haas Co. 7.850% 7/15/29	1,000,000	1,372,402
RPM International, Inc. 6.250% 12/15/13	3,815,000	4,034,481
Valspar Corp. 7.250% 6/15/19	650,000	792,280

		15,734,800

Commercial Services — 0.3%
Brambles USA, Inc. (a) 3.950% 4/01/15	1,400,000	1,467,032
Deluxe Corp. 7.375% 6/01/15	500,000	508,125
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	1,970,000	2,029,100
ERAC USA Finance Co. (a) 6.700% 6/01/34	355,000	428,179

		4,432,436

	Principal Amount	Value
Computers — 0.2%
Brocade Communications Systems, Inc. 6.625% 1/15/18	$230,000	$239,775
Brocade Communications Systems, Inc. 6.875% 1/15/20	115,000	124,775
HP Enterprise Services LLC Series B 6.000% 8/01/13	1,646,000	1,725,163
International Business Machines Corp. 5.600% 11/30/39	825,000	1,138,996

		3,228,709

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	270,000	374,050

Diversified Financial — 5.6%
American Express Co. 6.150% 8/28/17	1,060,000	1,283,176
American Express Co. 7.250% 5/20/14	715,000	794,125
American Express Co. 8.125% 5/20/19	610,000	829,620
American Honda Finance Corp. (a) 2.600% 9/20/16	2,000,000	2,088,022
The Bear Stearns Cos., Inc. 7.250% 2/01/18	1,520,000	1,879,972
BlackRock, Inc. 5.000% 12/10/19	525,000	613,408
BlackRock, Inc. 6.250% 9/15/17	1,075,000	1,312,694
Boeing Capital Corp. Ltd. 5.800% 1/15/13	580,000	593,603
Citigroup, Inc. 4.750% 5/19/15	590,000	624,939
Citigroup, Inc. 5.375% 8/09/20	1,545,000	1,703,942
Citigroup, Inc. 5.500% 10/15/14	1,025,000	1,094,957
Citigroup, Inc. 5.500% 2/15/17	2,495,000	2,659,692
Citigroup, Inc. 5.875% 5/29/37	550,000	623,053
Citigroup, Inc. 5.875% 1/30/42	800,000	920,996
Citigroup, Inc. 6.375% 8/12/14	2,015,000	2,176,581
Citigroup, Inc. 8.125% 7/15/39	225,000	321,949
Citigroup, Inc. 8.500% 5/22/19	815,000	1,034,809
Eaton Vance Corp. 6.500% 10/02/17	485,000	557,436
Ford Motor Credit Co. LLC 2.750% 5/15/15	2,200,000	2,217,565

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ford Motor Credit Co. LLC 3.000% 6/12/17	$1,850,000	$1,841,921
Ford Motor Credit Co. LLC 3.875% 1/15/15	3,760,000	3,893,236
Ford Motor Credit Co. LLC 8.700% 10/01/14	3,100,000	3,507,436
General Electric Capital Corp. 2.150% 1/09/15	1,500,000	1,538,075
General Electric Capital Corp. 3.350% 10/17/16	1,390,000	1,486,950
General Electric Capital Corp. 4.625% 1/07/21	2,500,000	2,826,330
General Electric Capital Corp. 5.300% 2/11/21	2,000,000	2,291,830
General Electric Capital Corp. 5.500% 1/08/20	600,000	707,104
General Electric Capital Corp. 6.875% 1/10/39	1,495,000	2,049,319
The Goldman Sachs Group, Inc. 3.625% 2/07/16	5,755,000	5,890,030
The Goldman Sachs Group, Inc. 5.375% 3/15/20	900,000	959,822
The Goldman Sachs Group, Inc. 5.625% 1/15/17	3,540,000	3,752,011
The Goldman Sachs Group, Inc. 5.750% 1/24/22	1,600,000	1,747,718
The Goldman Sachs Group, Inc. 6.150% 4/01/18	420,000	471,256
The Goldman Sachs Group, Inc. 6.250% 2/01/41	440,000	480,484
The Goldman Sachs Group, Inc. 6.345% 2/15/34	550,000	534,596
The Goldman Sachs Group, Inc. 6.750% 10/01/37	565,000	580,897
Hyundai Capital America (a) 4.000% 6/08/17	1,000,000	1,057,272
Janus Capital Group, Inc. 6.700% 6/15/17	2,500,000	2,709,767
John Deere Capital Corp. 3.900% 7/12/21	1,500,000	1,700,737
JP Morgan Chase & Co. 3.450% 3/01/16	2,460,000	2,601,150
JP Morgan Chase & Co. 4.500% 1/24/22	1,500,000	1,662,168
JP Morgan Chase & Co. 4.950% 3/25/20	2,125,000	2,412,330
JP Morgan Chase & Co. 5.600% 7/15/41	1,470,000	1,768,092
Lazard Group LLC 6.850% 6/15/17	3,348,000	3,758,575
Lazard Group LLC 7.125% 5/15/15	2,407,000	2,640,337

	Principal Amount	Value
Merrill Lynch & Co., Inc. 5.450% 2/05/13	$5,775,000	$5,904,412
Merrill Lynch & Co., Inc. 7.750% 5/14/38	555,000	679,847
Morgan Stanley 3.800% 4/29/16	850,000	841,871
Morgan Stanley 4.200% 11/20/14	4,085,000	4,159,265
Morgan Stanley 5.450% 1/09/17	1,526,000	1,574,533
Morgan Stanley 5.625% 9/23/19	1,415,000	1,430,210
TD Ameritrade Holding Corp. 4.150% 12/01/14	510,000	541,169

		93,331,289

Electric — 2.3%
The AES Corp. 7.750% 10/15/15	1,050,000	1,197,000
Ameren Corp. 8.875% 5/15/14	1,985,000	2,214,649
Carolina Power & Light Co. 6.125% 9/15/33	37,000	48,961
CMS Energy Corp. 2.750% 5/15/14	4,795,000	4,834,995
CMS Energy Corp. 5.050% 2/15/18	1,875,000	2,040,062
CMS Energy Corp. 6.875% 12/15/15	2,403,000	2,675,515
EDP Finance BV (a) 5.375% 11/02/12	6,735,000	6,765,307
Florida Power & Light Co. 4.950% 6/01/35	950,000	1,170,389
Georgia Power Co. 4.300% 3/15/42	1,467,000	1,633,000
Kansas Gas & Electric Co. 5.647% 3/29/21	1,347,102	1,478,794
Kiowa Power Partners LLC (a) 4.811% 12/30/13	307,947	310,180
LG&E and KU Energy LLC 4.375% 10/01/21	1,900,000	2,077,568
MidAmerican Energy Holdings Co. 5.950% 5/15/37	1,525,000	1,998,372
Nevada Power Co. Series N 6.650% 4/01/36	1,000,000	1,434,178
NiSource Finance Corp. 5.800% 2/01/42	1,625,000	1,915,080
Oncor Electric Delivery Co. 6.800% 9/01/18	75,000	91,906
Oncor Electric Delivery Co. 7.500% 9/01/38	130,000	177,774
Pacific Gas & Electric Co. 5.800% 3/01/37	800,000	1,058,720

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Southern California Edison Co. 5.950% 2/01/38	$820,000	$1,136,324
Tenaska Oklahoma I LP (a) 6.528% 12/30/14	568,526	560,328
Tri-State Generation & Transmission Association, Series 2003, Class A (a) 6.040% 1/31/18	1,063,563	1,171,493
Virginia Electric and Power Co. 6.350% 11/30/37	925,000	1,341,327
Wisconsin Public Service Corp. 5.650% 11/01/17	1,405,000	1,647,833

		38,979,755

Electrical Components & Equipment — 0.3%
Anixter, Inc. 5.950% 3/01/15	2,800,000	2,919,000
Energizer Holdings, Inc. 4.700% 5/24/22	2,100,000	2,246,336

		5,165,336

Electronics — 0.5%
Amphenol Corp. 4.000% 2/01/22	800,000	844,982
Amphenol Corp. 4.750% 11/15/14	573,000	617,066
Arrow Electronics, Inc. 5.125% 3/01/21	750,000	800,068
Arrow Electronics, Inc. 6.000% 4/01/20	1,195,000	1,327,188
Avnet, Inc. 5.875% 3/15/14	3,570,000	3,778,974
PerkinElmer, Inc. 5.000% 11/15/21	1,000,000	1,106,322

		8,474,600

Engineering & Construction — 0.1%
BAA Funding Ltd. (a) 2.500% 6/25/17	1,755,000	1,788,982

Entertainment — 0.2%
International Game Technology 5.500% 6/15/20	750,000	823,150
Peninsula Gaming LLC 8.375% 8/15/15	1,555,000	1,624,975

		2,448,125

Environmental Controls — 0.1%
Republic Services, Inc. 3.800% 5/15/18	840,000	912,734
Republic Services, Inc. 5.000% 3/01/20	40,000	45,853
Republic Services, Inc. 5.250% 11/15/21	795,000	946,775

		1,905,362

	Principal Amount	Value
Foods — 0.5%
ConAgra Foods, Inc. 7.000% 4/15/19	$965,000	$1,204,963
General Mills, Inc. 5.400% 6/15/40	65,000	79,950
Kraft Foods, Inc. 4.125% 2/09/16	1,580,000	1,736,549
Kraft Foods, Inc. 6.500% 2/09/40	550,000	756,340
Ralcorp Holdings, Inc. 4.950% 8/15/20	850,000	902,615
Ralcorp Holdings, Inc. 6.625% 8/15/39	1,600,000	1,712,741
Tyson Foods, Inc. 4.500% 6/15/22	1,300,000	1,313,000

		7,706,158

Forest Products & Paper — 0.3%
International Paper Co. 4.750% 2/15/22	700,000	787,163
International Paper Co. 7.300% 11/15/39	820,000	1,078,208
International Paper Co. 9.375% 5/15/19	290,000	392,895
The Mead Corp. 7.550% 3/01/47	1,460,000	1,590,407
Rock-Tenn Co. 5.625% 3/15/13	1,447,000	1,472,323

		5,320,996

Gas — 0.1%
Boston Gas Co. (a) 4.487% 2/15/42	700,000	802,587

Health Care – Products — 0.4%
Boston Scientific Corp. 4.500% 1/15/15	3,805,000	4,072,849
Boston Scientific Corp. 5.450% 6/15/14	91,000	97,645
Boston Scientific Corp. 6.000% 1/15/20	950,000	1,145,325
Covidien International Finance SA 6.550% 10/15/37	95,000	138,716
Johnson & Johnson 5.850% 7/15/38	245,000	360,547

		5,815,082

Health Care – Services — 0.7%
Apria Healthcare Group, Inc. 11.250% 11/01/14	2,150,000	2,246,750
Cigna Corp. 2.750% 11/15/16	1,400,000	1,462,409
Cigna Corp. 5.125% 6/15/20	650,000	731,096

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc. 8.500% 4/15/19	$1,230,000	$1,386,056
Kaiser Foundation Hospitals 3.500% 4/01/22	600,000	633,760
Roche Holdings, Inc. (a) 6.000% 3/01/19	370,000	470,989
Roche Holdings, Inc. (a) 7.000% 3/01/39	250,000	388,808
UnitedHealth Group, Inc. 6.875% 2/15/38	1,775,000	2,553,742
WellPoint, Inc. 4.350% 8/15/20	1,665,000	1,831,876

		11,705,486

Holding Company – Diversified — 0.2%
Hutchison Whampoa International Ltd. (a) 5.750% 9/11/19	1,220,000	1,400,410
Leucadia National Corp. 7.000% 8/15/13	636,000	658,260
Leucadia National Corp. 7.750% 8/15/13	1,848,000	1,928,850

		3,987,520

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	750,000	780,142

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	460,000	514,147

Household Products — 0.3%
Church & Dwight Co., Inc. 3.350% 12/15/15	845,000	889,571
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.750% 10/15/16	4,465,000	4,688,250

		5,577,821

Housewares — 0.1%
Toro Co. 7.800% 6/15/27	773,000	935,085

Insurance — 1.3%
Aflac, Inc. 8.500% 5/15/19	585,000	775,188
The Allstate Corp. 5.550% 5/09/35	875,000	1,051,348
The Allstate Corp. 7.450% 5/16/19	200,000	261,721
American International Group, Inc. 3.000% 3/20/15	2,000,000	2,036,020
American International Group, Inc. 3.650% 1/15/14	325,000	333,005
CNA Financial Corp. 7.350% 11/15/19	1,000,000	1,218,247

	Principal Amount	Value
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	$1,820,000	$1,913,741
The Hartford Financial Services Group, Inc. 4.000% 10/15/17	1,650,000	1,694,603
ING US, Inc. (a) 5.500% 7/15/22	900,000	918,420
Lincoln National Corp. 4.300% 6/15/15	600,000	634,977
Lincoln National Corp. 8.750% 7/01/19	1,350,000	1,739,449
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	1,300,000	1,457,942
MetLife, Inc. Series A 6.817% 8/15/18	235,000	290,788
Principal Financial Group, Inc. 8.875% 5/15/19	620,000	824,485
The Progressive Corp. 3.750% 8/23/21	40,000	43,893
Prudential Financial, Inc. 3.875% 1/14/15	1,190,000	1,246,222
Prudential Financial, Inc. 4.500% 11/15/20	700,000	763,066
Prudential Financial, Inc. 4.750% 9/17/15	2,055,000	2,245,425
Prudential Financial, Inc. 6.200% 11/15/40	500,000	571,965
The Travelers Cos., Inc. 6.250% 6/15/37	775,000	1,052,583

		21,073,088

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	1,765,000	2,063,636

Investment Companies — 0.1%
Xstrata Finance Canada (a) 5.800% 11/15/16	1,023,000	1,161,638

Iron & Steel — 0.8%
Allegheny Technologies, Inc. 5.950% 1/15/21	900,000	1,008,322
Allegheny Technologies, Inc. 9.375% 6/01/19	710,000	921,658
ArcelorMittal 3.750% 8/05/15	1,500,000	1,520,450
ArcelorMittal 5.250% 8/05/20	1,700,000	1,643,543
ArcelorMittal 9.000% 2/15/15	3,080,000	3,477,606
Reliance Steel & Aluminum Co. 6.200% 11/15/16	2,562,000	2,824,382
Reliance Steel & Aluminum Co. 6.850% 11/15/36	1,536,000	1,686,981

		13,082,942

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lodging — 0.5%
Choice Hotels International, Inc. 5.700% 8/28/20	$1,500,000	$1,580,625
Marriott International, Inc. 5.810% 11/10/15	425,000	476,559
Marriott International, Inc. 6.200% 6/15/16	4,038,000	4,658,265
Wyndham Worldwide Corp. 2.950% 3/01/17	550,000	553,994
Wyndham Worldwide Corp. 6.000% 12/01/16	9,000	10,062
Wynn Las Vegas LLC 7.750% 8/15/20	1,100,000	1,221,000

		8,500,505

Machinery – Diversified — 0.1%
Xylem, Inc. 3.550% 9/20/16	1,265,000	1,342,498
Xylem, Inc. 4.875% 10/01/21	585,000	657,308

		1,999,806

Manufacturing — 1.0%
General Electric Co. 5.250% 12/06/17	1,145,000	1,352,528
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	960,000	1,185,552
Siemens Financieringsmaatschappij NV (a) 5.750% 10/17/16	1,000,000	1,175,148
Textron, Inc. 4.625% 9/21/16	5,000,000	5,425,500
Textron, Inc. 6.200% 3/15/15	3,000,000	3,301,812
Tyco Electronics Group SA 6.550% 10/01/17	2,935,000	3,571,053

		16,011,593

Media — 0.9%
CBS Corp. 7.875% 7/30/30	970,000	1,331,026
Comcast Corp. 6.400% 5/15/38	1,035,000	1,348,364
Globo Comunicacao e Participacoes SA (a) 4.875% 4/11/22	2,100,000	2,275,875
Grupo Televisa SAB 6.625% 1/15/40	164,000	210,286
NBCUniversal Media LLC 6.400% 4/30/40	100,000	130,887
News America, Inc. 6.900% 8/15/39	525,000	679,483
Scholastic Corp. 5.000% 4/15/13	2,024,000	2,036,650

	Principal Amount	Value
Time Warner Cable, Inc. 4.000% 9/01/21	$900,000	$991,337
Time Warner Cable, Inc. 6.750% 6/15/39	655,000	856,217
Time Warner Cable, Inc. 8.250% 4/01/19	235,000	312,660
Time Warner Cable, Inc. 8.750% 2/14/19	365,000	495,874
Time Warner, Inc. 4.700% 1/15/21	900,000	1,037,377
Time Warner, Inc. 6.100% 7/15/40	950,000	1,167,673
Time Warner, Inc. 6.250% 3/29/41	15,000	18,862
Viacom, Inc. 6.250% 4/30/16	1,188,000	1,394,585

		14,287,156

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	705,000	765,149

Mining — 0.6%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	1,400,000	1,436,897
Newcrest Finance Property Ltd. (a) 4.450% 11/15/21	1,850,000	1,915,383
Teck Resources Ltd. 10.750% 5/15/19	550,000	665,500
Vale Overseas Ltd. 6.250% 1/23/17	1,626,000	1,864,155
Vale Overseas Ltd. 6.875% 11/10/39	490,000	594,900
Vulcan Materials Co. 6.500% 12/01/16	810,000	858,600
Xstrata Canada Financial Corp. (a) 2.850% 11/10/14	1,800,000	1,848,341

		9,183,776

Office Equipment/Supplies — 0.1%
Xerox Corp. 4.250% 2/15/15	800,000	852,629

Office Furnishings — 0.2%
Steelcase, Inc. 6.375% 2/15/21	3,500,000	3,761,905

Oil & Gas — 2.3%
Anadarko Petroleum Corp. 6.375% 9/15/17	2,800,000	3,358,642
Anadarko Petroleum Corp. 6.450% 9/15/36	900,000	1,137,948
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	360,000	286,650
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	3,530,000	3,088,750

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Conoco, Inc. 6.950% 4/15/29	$230,000	$330,801
ConocoPhillips 6.500% 2/01/39	675,000	986,498
Devon Energy Corp. 5.600% 7/15/41	1,145,000	1,416,261
Devon Energy Corp. 6.300% 1/15/19	660,000	822,331
EQT Corp. 4.875% 11/15/21	835,000	885,160
Mobil Corp. 8.625% 8/15/21	201,000	303,742
Motiva Enterprises LLC (a) 5.750% 1/15/20	1,285,000	1,534,557
Motiva Enterprises LLC (a) 6.850% 1/15/40	945,000	1,231,815
Nexen, Inc. 7.500% 7/30/39	145,000	202,771
Pemex Project Funding Master Trust 6.625% 6/15/38	202,000	259,055
PetroBakken Energy Ltd., Convertible (c) 3.125% 2/08/16	1,800,000	1,776,600
Petrobras International Finance Co. 3.875% 1/27/16	1,275,000	1,325,474
Petrobras International Finance Co. 5.375% 1/27/21	1,430,000	1,599,715
Petrobras International Finance Co. 6.750% 1/27/41	2,210,000	2,774,204
Petroleos Mexicanos 5.500% 1/21/21	1,690,000	1,968,850
Phillips 66 (a) 4.300% 4/01/22	800,000	875,383
Phillips 66 (a) 5.875% 5/01/42	700,000	802,532
Pioneer Natural Resources Co. 5.875% 7/15/16	1,370,000	1,549,641
Pride International, Inc. 6.875% 8/15/20	2,000,000	2,510,560
Rowan Cos., Inc. 5.000% 9/01/17	1,000,000	1,083,865
Shell International Finance BV 5.500% 3/25/40	450,000	620,483
Talisman Energy, Inc. 5.500% 5/15/42	900,000	999,227
Tesoro Corp. 6.500% 6/01/17	1,100,000	1,138,500
Transocean, Inc. 5.050% 12/15/16	1,500,000	1,660,728
Valero Energy Corp. 6.125% 2/01/20	1,145,000	1,377,595

		37,908,338

	Principal Amount	Value
Oil & Gas Services — 0.3%
Baker Hughes, Inc. 5.125% 9/15/40	$1,100,000	$1,370,250
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	929,000	1,006,665
Weatherford International Ltd. 4.500% 4/15/22	1,000,000	1,046,216
Weatherford International Ltd. 5.950% 4/15/42	700,000	750,784

		4,173,915

Packaging & Containers — 0.2%
Sealed Air Corp. (a) 5.625% 7/15/13	2,175,000	2,256,563
Sonoco Products Co. 4.375% 11/01/21	800,000	857,435

		3,113,998

Pharmaceuticals — 0.4%
Abbott Laboratories 5.600% 11/30/17	200,000	245,294
McKesson Corp. 4.750% 3/01/21	850,000	997,532
McKesson Corp. 6.000% 3/01/41	800,000	1,122,847
Merck & Co., Inc. 5.850% 6/30/39	255,000	372,718
Mylan, Inc. (a) 7.625% 7/15/17	800,000	892,500
Pfizer, Inc. 7.200% 3/15/39	970,000	1,569,341
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	630,000	856,309

		6,056,541

Pipelines — 2.1%
Alliance Pipeline LP (a) 6.996% 12/31/19	812,445	954,346
Boardwalk Pipelines LLC 5.500% 2/01/17	914,000	1,008,719
CenterPoint Energy Resources Corp. 4.500% 1/15/21	650,000	717,692
CenterPoint Energy Resources Corp. 5.850% 1/15/41	645,000	799,569
DCP Midstream LLC (a) 9.750% 3/15/19	70,000	90,173
Duke Energy Field Services LLC (a) 5.375% 10/15/15	500,000	539,284
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	2,900,000	3,041,677
Enogex LLC (a) 6.875% 7/15/14	3,300,000	3,548,903

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Enterprise Products Operating LP 3.200% 2/01/16	$600,000	$632,981
Enterprise Products Operating LP 5.950% 2/01/41	630,000	750,721
Gulf South Pipeline Co. LP (a) 5.050% 2/01/15	868,000	934,083
Kern River Funding Corp. (a) 4.893% 4/30/18	1,927,701	2,110,524
Kinder Morgan Energy Partners LP 6.000% 2/01/17	685,000	795,908
Kinder Morgan Energy Partners LP 6.500% 2/01/37	571,000	677,599
Kinder Morgan Energy Partners LP 6.950% 1/15/38	65,000	81,596
Kinder Morgan Finance Co. LLC (a) 6.000% 1/15/18	3,900,000	4,141,742
Magellan Midstream Partners LP 6.550% 7/15/19	1,125,000	1,374,721
ONEOK Partners LP 3.250% 2/01/16	600,000	630,441
ONEOK Partners LP 6.125% 2/01/41	1,500,000	1,749,785
Rockies Express Pipeline LLC (a) 6.250% 7/15/13	3,870,000	3,976,425
Southern Natural Gas Co. LLC (a) 5.900% 4/01/17	1,345,000	1,570,965
Texas Eastern Transmission LP (a) 6.000% 9/15/17	850,000	989,942
TransCanada PipeLines Ltd. 6.200% 10/15/37	840,000	1,153,177
Williams Partners LP 5.250% 3/15/20	2,045,000	2,357,664

		34,628,637

Real Estate — 0.3%
AMB Property LP 4.500% 8/15/17	1,050,000	1,125,751
ProLogis LP 6.625% 5/15/18	3,250,000	3,824,431

		4,950,182

Real Estate Investment Trusts (REITS) — 0.9%
Boston Properties LP 3.700% 11/15/18	800,000	853,139
Boston Properties LP 4.125% 5/15/21	840,000	908,415
Brandywine Operating Partners LP 4.950% 4/15/18	1,100,000	1,167,293
DDR Corp. 4.625% 7/15/22	1,275,000	1,300,434
DDR Corp. 4.750% 4/15/18	1,400,000	1,489,877
DDR Corp. 7.875% 9/01/20	1,600,000	1,975,699

	Principal Amount	Value
ERP Operating LP 4.625% 12/15/21	$600,000	$678,799
Host Hotels & Resorts LP 9.000% 5/15/17	2,800,000	3,087,000
Simon Property Group LP 5.650% 2/01/20	225,000	269,931
UDR, Inc. 4.625% 1/10/22	1,500,000	1,623,035
UDR, Inc. 5.130% 1/15/14	429,000	447,663
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	800,000	860,595

		14,661,880

Retail — 0.7%
CVS Caremark Corp. 6.125% 9/15/39	895,000	1,177,523
CVS Pass-Through Trust (a) 5.926% 1/10/34	2,373,023	2,745,658
The Home Depot, Inc. 5.950% 4/01/41	800,000	1,118,114
J.C. Penney Corp., Inc. 7.950% 4/01/17	649,000	628,719
McDonald’s Corp. 6.300% 10/15/37	645,000	954,176
O’Reilly Automotive, Inc. 4.875% 1/14/21	875,000	957,503
QVC, Inc. (a) 5.125% 7/02/22	750,000	781,642
Wal-Mart Stores, Inc. 5.625% 4/01/40	2,085,000	2,898,344

		11,261,679

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	1,400,000	1,606,084
Glencore Funding LLC (a) 6.000% 4/15/14	2,330,000	2,462,041
Washington Mutual Bank (b) 5.650% 8/15/14	4,038,000	404

		4,068,529

Semiconductors — 0.1%
Applied Materials, Inc. 5.850% 6/15/41	1,500,000	1,920,633

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	525,000	581,458

Telecommunications — 2.4%
America Movil SAB de CV 5.000% 3/30/20	730,000	848,723
America Movil SAB de CV 6.125% 3/30/40	760,000	994,942

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
American Tower Corp. 4.500% 1/15/18	$1,900,000	$2,037,638
AT&T, Inc. 6.500% 9/01/37	1,485,000	2,014,232
AT&T, Inc. 6.550% 2/15/39	1,005,000	1,380,654
British Telecom PLC STEP 9.625% 12/15/30	1,050,000	1,677,841
CenturyLink, Inc. 5.500% 4/01/13	1,225,000	1,256,076
CenturyLink, Inc. 5.800% 3/15/22	2,000,000	2,122,416
CenturyLink, Inc. 6.150% 9/15/19	760,000	821,664
CenturyLink, Inc. 7.650% 3/15/42	2,000,000	2,054,568
Cisco Systems, Inc. 5.500% 1/15/40	485,000	645,863
Citizens Communications Co. 6.250% 1/15/13	3,141,000	3,203,820
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	290,000	427,713
Embarq Corp. 7.082% 6/01/16	561,000	645,455
Embarq Corp. 7.995% 6/01/36	200,000	218,686
Juniper Networks, Inc. 4.600% 3/15/21	700,000	748,227
Juniper Networks, Inc. 5.950% 3/15/41	1,000,000	1,147,048
Rogers Communications, Inc. 7.500% 8/15/38	160,000	235,765
Telecom Italia Capital 5.250% 10/01/15	2,200,000	2,194,500
Telecom Italia Capital 6.000% 9/30/34	153,000	122,400
Telecom Italia Capital 6.175% 6/18/14	1,825,000	1,852,375
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	1,250,000	1,273,644
Telefonica Emisiones SAU 3.992% 2/16/16	1,900,000	1,777,418
Telefonica Emisiones SAU 5.462% 2/16/21	650,000	584,997
Verizon Communications, Inc. 8.750% 11/01/18	1,815,000	2,524,647
Verizon Global Funding Corp. 7.750% 12/01/30	987,000	1,477,854
Virgin Media Finance PLC 9.500% 8/15/16	750,000	839,062
Virgin Media Secured Finance PLC 6.500% 1/15/18	2,680,000	2,948,000

	Principal Amount	Value
WCP Wireless Site Funding (a) 4.141% 11/15/40	$1,906,734	$1,971,418
Windstream Corp. 8.125% 8/01/13	300,000	316,875

		40,364,521

Transportation — 0.5%
Asciano Finance (a) 5.000% 4/07/18	1,650,000	1,737,514
Bristow Group, Inc. 7.500% 9/15/17	1,407,000	1,459,763
Burlington Northern Santa Fe LLC 6.750% 3/15/29	1,053,000	1,329,521
Canadian National Railway Co. 5.850% 11/15/17	725,000	874,482
CSX Corp. 7.250% 5/01/27	733,000	961,561
Norfolk Southern Corp. 4.837% 10/01/41	19,000	22,194
Norfolk Southern Corp. 6.000% 5/23/2111	500,000	639,525
Norfolk Southern Corp. 7.250% 2/15/31	91,000	130,654
Union Pacific Corp. 4.000% 2/01/21	700,000	789,044

		7,944,258

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	1,650,000	1,702,440
GATX Corp. 4.750% 5/15/15	905,000	972,281
GATX Corp. 4.750% 6/15/22	1,200,000	1,248,860
GATX Corp. 8.750% 5/15/14	2,385,000	2,691,730
Penske Truck Leasing Co. LP/PTL Finance Corp. (a) 3.125% 5/11/15	1,800,000	1,818,331

		8,433,642

TOTAL CORPORATE DEBT (Cost $517,989,111)		562,246,193

MUNICIPAL OBLIGATIONS — 0.7%
Access Group, Inc., Delaware VRN 0.409% 9/01/37	1,250,000	1,104,126
Colorado Bridge Enterprise BAB 6.078% 12/01/40	3,300,000	4,401,936
New York City Municipal Water Finance Authority 5.882% 6/15/44	390,000	546,195
State of California 5.950% 4/01/16	895,000	1,028,409

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
State of California BAB 7.550% 4/01/39	$505,000	$674,594
State of California BAB 7.600% 11/01/40	1,160,000	1,568,494
State of Illinois 5.365% 3/01/17	2,910,000	3,205,889

		12,529,643

TOTAL MUNICIPAL OBLIGATIONS (Cost $10,636,028)		12,529,643

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.5%
Automobile ABS — 0.4%
Avis Budget Rental Car Funding AESOP LLC, Series 2007-2A, Class A FRN (a) 0.386% 8/20/13	366,667	366,267
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (a) 1.998% 9/15/21	715,912	721,853
Chesapeake Funding LLC, Series 2009-1, Class A FRN (a) 2.248% 12/15/20	341,007	341,556
First Investors Auto Owner Trust, Series 2011-1, Class A2 (a) 1.470% 3/16/15	415,484	416,472
Hertz Vehicle Financing LLC, Series 2009-2A, Class A1 (a) 4.260% 3/25/14	4,950,000	5,020,600
LAI Vehicle Lease Securitization Trust, Series 2010-A, Class A (a) 2.550% 9/15/16	528,379	532,332

		7,399,080

Commercial MBS — 6.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.725% 2/10/51	4,775,000	5,591,863
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	5,300,000	6,257,253
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR7, Class A3 VRN 5.116% 2/11/41	820,000	889,673
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	2,790,000	3,160,044

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	$1,295,000	$1,375,266
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	225,339	226,976
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A4, VRN 5.471% 1/12/45	750,000	863,847
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	2,200,000	2,562,922
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	2,150,000	2,517,799
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	2,375,000	2,591,133
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class AM VRN 5.835% 9/11/42	1,170,000	1,284,678
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class A3 3.391% 5/15/45	2,000,000	2,094,828
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class AM 3.912% 5/15/45	1,250,000	1,259,130
Commercial Mortgage Pass Through Certificates, Series 2006-C7, Class A4, CMO, VRN 5.748% 6/10/46	1,343,000	1,529,125
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.811% 12/10/49	3,328,000	3,906,712
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	2,472,580	2,576,303
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (a) 6.200% 2/15/41	4,500,000	2,588,440

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DBUBS Mortgage Trust, Series 2011-LC2A, Class A2 (a) 3.386% 7/10/44	$2,160,000	$2,312,439
DBUBS Mortgage Trust, Series 2011-LC3A, Class A2 3.642% 8/10/44	1,600,000	1,732,232
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1 (a) 3.742% 11/10/46	727,654	781,400
DBUBS Mortgage Trust, Series 2011-LC1A, Class B VRN (a) 5.471% 11/10/46	860,000	957,557
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (a) 5.556% 11/10/46	940,000	974,685
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4 VRN 5.873% 7/10/38	3,185,000	3,672,145
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (a) 5.639% 1/10/45	850,000	956,866
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (a) 3.645% 3/10/44	2,600,000	2,804,622
GS Mortgage Securities Corporation II, Series 2012-GC6, Class AS (a) 4.948% 1/10/45	800,000	887,717
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 (a) 3.341% 7/15/46	650,000	694,862
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.116% 5/15/45	1,678,000	1,761,229
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.270% 6/16/45	2,245,000	2,383,112
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class AM, CMO 4.780% 7/15/42	200,000	212,437
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class B (a) 4.800% 7/15/46	525,000	556,279
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.969% 6/16/45	1,395,000	1,466,373

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	$3,000,000	$3,392,629
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1, Class A4 VRN 5.429% 2/12/39	340,000	385,598
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4 VRN 5.897% 6/12/46	1,600,000	1,837,781
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class AS 3.792% 8/15/45	2,660,000	2,725,811
Morgan Stanley Capital I, Series 2011-C2, Class A2 (a) 3.476% 6/15/44	1,800,000	1,939,104
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (a) 5.200% 6/15/44	825,000	904,657
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (a) 5.317% 6/15/44	925,000	960,529
Morgan Stanley Capital I, Series 2006-IQ12, Class A4 5.332% 12/15/43	1,150,000	1,328,707
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	1,525,000	1,620,866
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	2,461,593	2,565,057
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	1,375,000	1,639,936
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3 VRN 5.616% 8/15/39	1,500,000	1,600,700
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.616% 8/15/39	1,525,000	1,612,529
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	2,220,000	2,392,545
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	4,525,000	5,024,456
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class AM VRN 5.736% 5/15/43	1,250,000	1,363,894

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.855% 2/15/51	$3,479,868	$3,484,378
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (a) 3.349% 11/15/43	579,967	622,701
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A2 (a) 3.240% 3/15/44	1,997,629	2,125,678
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS (a) 3.660% 8/15/45	800,000	814,391
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (a) 3.791% 2/15/44	1,225,000	1,322,509
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	1,600,000	1,662,809
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.786% 6/15/45	1,800,000	1,888,878
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (a) 5.636% 11/15/44	835,000	946,275

		107,592,365

Home Equity ABS — 2.5%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.971% 1/25/35	2,070,000	1,534,727
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.516% 8/25/35	1,039,943	1,003,270
ACE Securities Corp., Series 2005-ASP1, Class A2D FRN 0.596% 9/25/35	1,082,658	1,047,759
Ameriquest Mortgage Securities, Inc., Series 2005-R10, Class A2B FRN 0.466% 12/25/35	117,338	112,342
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.606% 7/25/35	964,663	928,136
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.616% 11/25/34	1,040,344	1,032,096
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.686% 6/25/35	1,495,246	1,421,505
Bear Stearns Asset Backed Securities Trust, Series 2006-EC2, Class A4 FRN 0.556% 2/25/36	368,653	362,413

	Principal Amount	Value
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.626% 11/25/35	$353,422	$351,888
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	105,426	105,053
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.356% 7/25/36	526,816	515,893
Citigroup Mortgage Loan Trus, Inc., Series 2005-HE2, Class A (a) 0.646% 5/25/35	944,193	911,209
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (a) 0.656% 12/25/33	1,353,838	1,355,123
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.426% 4/25/36	505,538	501,459
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.476% 9/25/34	349,433	337,494
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.736% 12/25/35	937,125	897,781
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.146% 2/25/35	773,329	719,389
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.696% 7/25/35	2,500,000	2,253,947
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.486% 1/25/36	975,414	827,786
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.676% 4/25/35	860,616	727,939
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.416% 8/25/36	913,233	835,445
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.426% 7/25/36	1,322,473	1,308,709
JP Morgan Mortgage Acquisition, Series 2005-WMC1C, Class A4 0.616% 9/25/35	531,435	530,221
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.526% 8/25/45	498,082	488,388
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.796% 6/25/35	3,068,004	2,478,663

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Long Beach Mortgage Loan Trust, Series 2005-1, Class M1 FRN 0.996% 2/25/35	$1,038,304	$1,009,100
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.041% 2/25/35	1,690,000	1,484,042
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (a) 0.980% 6/28/35	2,930,084	2,638,883
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (a) 1.010% 6/28/35	1,300,000	835,521
Morgan Stanley ABS Capital I, Series 2006-NC1, Class A3 FRN 0.436% 12/25/35	154,230	153,834
Morgan Stanley ABS Capital I, Series 2005-WMC3, Class M2 FRN 0.906% 3/25/35	473,490	468,955
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ FRN 0.506% 6/25/35	2,155,219	2,122,828
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.696% 3/25/35	1,275,000	921,475
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	3,200	3,201
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.716% 5/25/35	681,997	652,698
Park Place Securities, Inc., Series 2005-WHQ4, Class A2D FRN 0.616% 9/25/35	523,312	429,777
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.626% 8/25/35	1,526,435	1,482,308
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.746% 3/25/35	1,400,000	1,220,877
Residential Asset Mortgage Products, Inc., Series 2005-EFC6, Class 1A2 FRN 0.476% 11/25/35	479,704	475,007
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.436% 3/25/36	1,304,566	1,277,829
Residential Asset Securities Corp., Series 2005-KS12, Class A2 FRN 0.496% 1/25/36	1,344,325	1,317,377
Residential Asset Securities Corp., Series 2005-KS6, Class M1 FRN 0.676% 7/25/35	626,819	613,848

	Principal Amount	Value
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.586% 3/25/36	$956,128	$933,146
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.606% 8/25/35	1,499,405	1,406,769
Structured Asset Securities Corp., Series 2005-GEL4, Class A FRN 0.596% 8/25/35	16,697	16,649

		42,052,759

Other ABS — 1.9%
321 Henderson Receivables, LLC, Series 2010-2, Class A (a) 4.070% 1/15/48	420,025	439,872
Adams Outdoor Advertising LP, Series 2010-1, Class A (a) 5.438% 12/20/40	950,313	1,012,621
Cajun Global LLC, Series 2011-1A, Class A2 (a) 5.955% 2/20/41	2,066,841	2,209,993
CLI Funding LLC, Series 2006-1A, Class A FRN (a) 0.427% 8/18/21	361,337	346,883
CLI Funding LLC, Series 2012-1A, Class A (a) 4.210% 6/18/27	595,030	600,980
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (a) 5.216% 1/25/42	1,677,325	1,771,675
Drug Royalty Corp., Inc., Series 2012-1, Class A2 (a) 5.800% 7/15/24	1,612,692	1,612,118
Global SC Finance SRL, Series 2012-1A, Class A (a) 4.110% 7/17/27	1,500,000	1,499,703
GSAMP Trust, Series 2005-HE5, Class M1 FRN 0.666% 11/25/35	880,000	634,085
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (a) 2.495% 6/02/17	2,125,000	2,118,710
Newport Waves CDO (Acquired 3/30/07, Cost $4,994,200), Series 2007-1A, Class A3LS FRN (a) (d) 1.067% 6/20/14	5,000,000	3,850,000
NuCO2 Funding LLC, Series 2008-1A, Class A1 (a) 7.250% 6/25/38	3,025,000	3,061,602
PFS Financing Corp., Series 2011-BA, Class A FRN (a) 1.748% 10/17/16	600,000	603,369

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (a) 2.840% 11/20/28	$1,168,684	$1,179,893
Sonic Capital LLC, Series 2011-1A, Class A2 (a) 5.438% 5/20/41	1,471,625	1,556,832
Structured Receivables Finance LLC, Series 2010-B, Class A (a) 3.730% 8/15/36	809,480	841,252
TAL Advantage LLC, Series 2006-1A FRN (a) 0.376% 4/20/21	900,000	868,914
TAL Advantage LLC, Series 2011-1A, Class A (a) 4.600% 1/20/26	1,062,500	1,103,013
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (a) 2.000% 4/15/18	95,647	95,733
Textainer Marine Containers Ltd., Series 2012-1A, Class A (a) 4.210% 4/15/27	1,511,250	1,528,997
Trafigura Securitisation Finance PLC, Series 2012-1A, Class A FRN (a) 2.648% 10/15/15	1,119,000	1,119,950
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (a) 4.370% 7/15/41	1,541,329	1,586,030
Triton Container Finance LLC, Series 2006-1A FRN (a) 0.410% 11/26/21	1,018,333	978,197

		30,620,422

Student Loans ABS — 2.2%
Access Group, Inc., Series 2004-1, Class A4 FRN 0.071% 12/27/32	500,000	442,607
Access Group, Inc., Series 2007-A, Class A2 FRN 0.596% 8/25/26	893,824	860,397
Access Group, Inc., Series 2003-1, Class A2 FRN 0.727% 12/27/16	382,837	380,828
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.470% 3/28/17	592,656	592,038
College Loan Corp. Trust, Series 2003-1, Class A3 FRN (a) 0.071% 3/01/42	1,100,000	957,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	2,075,000	1,743,000
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.746% 6/15/43	2,475,000	2,301,861

	Principal Amount	Value
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.748% 12/15/42	$2,675,000	$2,336,078
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.749% 12/15/32	1,775,000	1,749,703
Education Funding Capital Trust I, Series 2003-3, Class A7, FRN 1.749% 12/15/42	1,125,000	1,056,365
Education Funding Capital Trust I, Series 2004-1, Class A6 FRN 1.749% 6/15/43	1,700,000	1,469,140
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	1,000,000	870,000
GCO Education Loan Funding Trust, Series 2006-2A, Class A2L FRN (a) 0.566% 8/25/25	1,247,032	1,236,608
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.100% 3/25/42	1,150,000	992,496
GCO Education Loan Funding Trust,, Series 2007-1, Class A7AR FRN (a) 1.490% 11/26/46	1,625,000	1,403,631
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.356% 3/25/26	2,125,576	2,100,875
Nelnet Education Loan Funding, Inc., Series 2004-2A, Class A5C FRN 0.817% 2/25/39	625,000	549,307
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (a) 1.046% 4/25/46	1,043,138	1,051,964
Northstar Education Finance, Inc., Series 2007-1, Class B FRN 1.323% 1/28/47	1,200,000	790,560
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	2,125,000	1,978,831
SLC Student Loan Trust, Series 2006-A, Class B FRN 0.755% 7/15/36	697,000	571,474
SLM Student Loan Trust, Series 2006-C, Class A2 FRN 0.517% 9/15/20	254,896	254,349
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.057% 3/15/38	1,142,399	888,576
SLM Student Loan Trust, Series 2003-10A, Class A1E FRN (a) 1.696% 12/15/16	450,000	449,859
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (a) 1.731% 12/15/16	700,000	699,781

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-10A, Class A1D FRN (a) 1.735% 12/15/16	$200,000	$199,938
SLM Student Loan Trust, Series 2003-10A, Class A1B FRN (a) 1.736% 12/15/16	700,000	699,781
SLM Student Loan Trust, Series 2003-10A, Class A1F FRN (a) 1.738% 12/15/16	350,000	349,891
SLM Student Loan Trust, Series 2003-10A, Class A1A FRN (a) 1.738% 12/15/16	950,000	949,703
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (a) 1.767% 12/15/16	2,250,000	2,249,297
SLM Student Loan Trust, Series 2003-5, Class A7 2.745% 6/17/30	450,000	406,068
SLM Student Loan Trust, Series 2003-2, Class A7 FRN 2.746% 9/15/28	500,000	472,979
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.746% 9/15/28	525,000	504,933
SLM Student Loan Trust, Series 2003-10A, Class B FRN (a) 3.370% 12/17/46	2,200,000	1,650,000
US Education Loan Trust LLC, Series 2006-1, Class A2 FRN (a) 0.596% 3/01/25	1,305,004	1,293,202

		36,503,120

WL Collateral CMO — 0.9%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.001% 8/25/34	821,407	704,232
Capital Automotive REIT, Series 2012-1A, Class A (a) 4.700% 7/01/42	1,860,000	1,859,620
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.824% 9/25/33	89,766	67,049
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	158,015	135,298
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.790% 8/25/34	133,713	110,844

	Principal Amount	Value
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.436% 1/19/38	$2,545,220	$1,665,811
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.606% 7/25/35	722,287	687,448
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	2,490,392	1,074,889
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.671% 8/25/34	420,881	297,538
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.526% 6/25/36	316,505	316,567
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	742,915	624,835
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.748% 7/25/33	20,567	19,233
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	55,541	52,490
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.749% 2/25/34	2,136	1,948
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (a) 2.500% 3/23/51	2,098,318	2,119,301
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (a) 3.000% 1/17/13	2,228,442	2,236,799
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.506% 7/25/35	727,960	693,093
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	4,687,983	1,739,118
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.918% 3/25/34	307,617	261,057
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.547% 4/25/44	737,952	632,901

		15,300,071

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
WL Collateral PAC — 0.1%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	$1,430,282	$1,383,518
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.178% 6/25/32	233,818	182,864

		1,566,382

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $243,202,175)		241,034,199

SOVEREIGN DEBT OBLIGATIONS — 1.0%
Brazilian Government International Bond 4.875% 1/22/21	700,000	840,000
Colombia Government International Bond 7.375% 3/18/19	1,175,000	1,562,750
Peruvian Government International Bond 6.550% 3/14/37	560,000	819,840
Poland Government International Bond 6.375% 7/15/19	1,260,000	1,540,350
Province of Quebec Canada 7.500% 9/15/29	540,000	844,259
Republic of Brazil International Bond 5.625% 1/07/41	1,825,000	2,381,625
Republic of Brazil International Bond 5.875% 1/15/19	2,243,000	2,771,227
United Mexican States 4.750% 3/08/44	3,050,000	3,522,750
United Mexican States 5.125% 1/15/20	1,110,000	1,332,000
United Mexican States 6.750% 9/27/34	950,000	1,377,500

		16,992,301

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $13,868,168)		16,992,301

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 29.2%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	743,986	862,922
Federal National Mortgage Association Series 1989-20, Class A 6.750% 4/25/18	283,827	295,207

	Principal Amount	Value
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	$582,003	$668,007

		1,826,136

Pass-Through Securities — 29.1%
Federal Home Loan Mortgage Corp. Pool #G18363 3.500% 9/01/25	1,998,461	2,112,592
Pool #J13013 3.500% 9/01/25	1,354,873	1,432,249
Pool #J13495 3.500% 11/01/25	1,689,479	1,785,964
Pool #J15111 3.500% 4/01/26	2,052,435	2,169,648
Pool #J15891 3.500% 7/01/26	1,885,248	1,992,913
Pool #J16192 3.500% 8/01/26	1,605,344	1,697,024
Pool #J16476 3.500% 9/01/26	1,323,755	1,399,354
Pool #Q01704 4.500% 6/01/41	3,914,431	4,229,114
Pool #Q03086 4.500% 9/01/41	22,172,740	23,955,220
Pool #E84025 6.000% 6/01/16	204,383	216,082
Pool #G11431 6.000% 2/01/18	19,121	20,482
Pool #G11122 6.500% 5/01/16	98,589	104,677
Pool #E84450 6.500% 7/01/16	24,674	26,645
Pool #E84580 6.500% 7/01/16	28,192	30,318
Pool #E84660 6.500% 7/01/16	6,676	7,253
Pool #E90508 6.500% 7/01/17	83,344	91,565
Pool #C00836 7.000% 7/01/29	32,926	37,501
Pool #C49314 7.000% 4/01/31	8,285	9,467
Pool #C51422 7.000% 5/01/31	7,039	8,047
Pool #C51550 7.000% 5/01/31	2,110	2,408
Pool #C53034 7.000% 6/01/31	15,961	18,243
Pool #G01311 7.000% 9/01/31	183,066	208,941
Pool #G01317 7.000% 10/01/31	117,806	134,446

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #E00856 7.500% 6/01/15	$13,910	$14,724
Pool #G00143 7.500% 6/01/23	2,330	2,671
Pool #C55867 7.500% 2/01/30	69,840	80,894
Pool #C37986 7.500% 5/01/30	2,034	2,380
Pool #C39755 7.500% 6/01/30	1,072	1,253
Pool #C40675 7.500% 7/01/30	441	516
Pool #C41497 7.500% 9/01/30	257	301
Pool #C42340 7.500% 9/01/30	412	483
Pool #C42427 7.500% 9/01/30	825	965
Pool #C43930 7.500% 10/01/30	14,185	16,611
Pool #C43962 7.500% 10/01/30	6,452	7,544
Pool #C44509 7.500% 11/01/30	16,318	19,129
Pool #C44830 7.500% 11/01/30	30	35
Pool #C45235 7.500% 12/01/30	100,446	117,689
Pool #C46038 7.500% 12/01/30	1,663	1,946
Pool #C01116 7.500% 1/01/31	4,017	4,704
Pool #C46309 7.500% 1/01/31	623	730
Pool #C46560 7.500% 1/01/31	725	843
Pool #C46810 7.500% 1/01/31	784	918
Pool #C47063 7.500% 1/01/31	5,547	6,482
Pool #C47060 7.500% 1/01/31	1,931	2,260
Pool #E00842 8.000% 3/01/15	47,244	50,039
Pool #E00843 8.000% 4/01/15	11,425	12,067
Pool #E00852 8.000% 5/01/15	15,075	16,008
Pool #E80782 8.000% 7/01/15	1,350	1,445
Pool #E80998 8.000% 7/01/15	10,210	10,828

	Principal Amount	Value
Pool #E81091 8.000% 7/01/15	$12,364	$13,233
Pool #E81151 8.000% 8/01/15	22,830	24,439
Pool #555481 8.250% 5/01/17	10,997	12,165
Pool #G00653 8.500% 11/01/25	40,405	47,984
Pool #554904 9.000% 3/01/17	169	188
Federal Home Loan Mortgage Corp. TBA Pool #2716 3.500% 6/01/25 (e)	2,600,000	2,749,703
Pool #2552 3.500% 11/01/41 (e)	15,700,000	16,625,441
Pool #5992 4.000% 5/01/40 (e)	38,000,000	40,642,186
Pool#5159 4.500% 5/01/39 (e)	10,600,000	11,403,281
Federal National Mortgage Association Pool #725692 2.266% 10/01/33	927,093	973,627
Pool #888586 2.341% 10/01/34	1,785,014	1,880,440
Pool #775539 2.651% 5/01/34	899,370	955,876
Pool #AA4446 4.000% 3/01/39	39,973	42,800
Pool #AC4897 4.000% 9/01/39	1,409,966	1,509,711
Pool #AE2259 4.000% 8/01/40	126,969	135,951
Pool #AE5149 4.000% 10/01/40	1,990,068	2,130,850
Pool #AE7533 4.000% 11/01/40	420,965	450,745
Pool #AH0946 4.000% 12/01/40	82,514	88,351
Pool #AH4158 4.000% 1/01/41	549,220	588,073
Pool #AH9910 4.000% 4/01/41	1,864,524	1,996,424
Pool #AI0038 4.000% 7/01/41	313,457	335,632
Pool #AH3864 4.000% 9/01/41	384,535	411,738
Pool #AI0478 4.000% 9/01/41	316,587	338,983
Pool #AI5233 4.000% 9/01/41	1,765,029	1,889,891
Pool #AJ0806 4.000% 9/01/41	97,969	104,899

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AJ2925 4.000% 10/01/41	$1,843,021	$1,973,401
Pool #AJ3897 4.000% 10/01/41	1,630,663	1,770,480
Pool #675713 5.000% 3/01/18	23,282	25,163
Pool #545636 6.500% 5/01/17	146,203	158,592
Pool #524355 7.000% 12/01/29	149	170
Pool #254379 7.000% 7/01/32	106,244	121,186
Pool #252717 7.500% 9/01/29	7,096	8,295
Pool #535996 7.500% 6/01/31	24,399	28,576
Pool #254009 7.500% 10/01/31	79,855	93,642
Pool #253394 8.000% 7/01/20	43,485	49,857
Pool #323992 8.000% 11/01/29	4,480	5,303
Pool #525725 8.000% 2/01/30	9,302	10,965
Pool #253266 8.000% 5/01/30	10,764	12,784
Pool #537433 8.000% 5/01/30	6,226	7,409
Pool #253347 8.000% 6/01/30	14,253	16,945
Pool #544976 8.000% 7/01/30	965	1,147
Pool #535428 8.000% 8/01/30	16,614	19,741
Pool #543290 8.000% 9/01/30	67	79
Pool #547786 8.000% 9/01/30	2,920	3,446
Pool #550767 8.000% 9/01/30	10,680	12,649
Pool #553061 8.000% 9/01/30	15,114	17,924
Pool #253481 8.000% 10/01/30	15,362	18,270
Pool #535533 8.000% 10/01/30	13,128	15,598
Pool #560741 8.000% 11/01/30	3,229	3,846
Pool #253644 8.000% 2/01/31	6,729	8,005
Pool #581170 8.000% 5/01/31	1,756	2,081

	Principal Amount	Value
Pool #583916 8.000% 5/01/31	$5,347	$6,375
Pool #593848 8.000% 7/01/31	1,091	1,300
Pool #190317 8.000% 8/01/31	79,308	94,216
Pool #545240 8.000% 9/01/31	8,351	9,927
Pool #541202 8.500% 8/01/26	89,750	104,376
Federal National Mortgage Association TBA Pool #1080 2.500% 4/01/27 (e)	15,800,000	16,440,641
Pool #3772 3.000% 11/01/26 (e)	32,000,000	33,742,499
Pool #754 3.000% 4/01/42 (e)	31,200,000	32,457,750
Pool #5880 3.500% 11/01/41 (e)	35,400,000	37,559,952
Pool #12994 4.000% 7/01/40 (e)	2,293,000	2,458,168
Pool #9730 4.500% 6/01/39 (e)	19,731,000	21,340,310
Pool #21695 5.000% 11/01/36 (e)	15,100,000	16,457,821
Pool #44117 5.500% 3/01/35 (e)	21,974,000	24,106,164
Pool #52682 6.000% 7/01/35 (e)	46,300,000	51,071,071
Pool #54407 6.000% 7/01/35 (e)	7,525,000	8,300,428
Government National Mortgage Association Pool #727394 4.500% 2/15/40	881,245	972,296
Pool #734716 4.500% 4/15/40	6,809,370	7,512,916
Pool #734672 4.500% 5/15/40	287,999	317,755
Pool #617994 4.500% 5/15/40	17,408	19,206
Pool #738019 4.500% 2/15/41	7,101,637	7,824,284
Pool #707745 4.500% 4/15/41	8,822,341	9,720,084
Pool #768773 4.500% 6/15/41	8,220,414	9,056,906
Pool #707760 4.500% 6/15/41	2,772,566	3,054,696
Pool #593946 5.000% 4/15/33	27,729	30,768

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #612902 5.000% 7/15/33	$4,699	$5,214
Pool #626512 5.000% 4/15/34	13,509	14,985
Pool #648526 5.000% 12/15/35	57,039	63,182
Pool #650254 5.000% 4/15/36	142,456	157,665
Pool #658256 5.000% 1/15/37	15,332	16,954
Pool #663769 5.000% 1/15/37	13,726	15,179
Pool #671331 5.000% 7/15/37	161,421	178,099
Pool #684647 5.000% 3/15/38	9,638	10,633
Pool #684733 5.000% 3/15/38	499,204	550,782
Pool #680205 5.000% 4/15/38	303,993	335,402
Pool #632260 5.000% 6/15/38	273,915	302,216
Pool #693530 5.000% 7/15/38	199,704	220,337
Pool #698026 5.000% 1/15/39	3,102,204	3,422,725
Pool #698028 5.000% 1/15/39	157,863	174,174
Pool #701581 5.000% 1/15/39	716,011	789,990
Pool #704182 5.000% 1/15/39	269,920	297,808
Pool #692374 5.000% 2/15/39	3,375,721	3,724,501
Pool #698103 5.000% 4/15/39	599,153	661,058
Pool #704584 5.000% 6/15/39	132,915	146,648
Pool #716503 5.000% 7/15/39	46,442	51,240
Pool #723436 5.000% 11/15/39	404,713	448,551
Pool #721292 5.000% 6/15/40	343,504	381,142
Pool #783065 5.000% 8/15/40	207,297	228,715
Pool #743981 5.000% 10/15/40	136,822	151,814
Pool #760362 5.000% 7/15/41	1,129,624	1,251,632
Pool #760369 5.000% 8/15/41	130,175	144,235

	Principal Amount	Value
Pool #760389 5.000% 10/15/41	$2,018,329	$2,226,863
Pool #404246 6.500% 8/15/28	842	965
Pool #418295 6.500% 1/15/29	170	195
Pool #781038 6.500% 5/15/29	157,864	181,032
Pool #527586 6.500% 5/15/31	815	935
Pool #781468 6.500% 7/15/32	11,903	13,653
Pool #781496 6.500% 9/15/32	59,326	68,032
Pool #363066 7.000% 8/15/23	15,247	17,331
Pool #352049 7.000% 10/15/23	8,264	9,408
Pool #354674 7.000% 10/15/23	10,280	11,680
Pool #358555 7.000% 10/15/23	8,957	10,196
Pool #345964 7.000% 11/15/23	8,751	9,955
Pool #380866 7.000% 3/15/24	1,706	1,938
Pool #781124 7.000% 12/15/29	17,674	20,464
Pool #781319 7.000% 7/15/31	374,697	435,439
Pool #581417 7.000% 7/15/32	102,613	119,509
Pool #588012 7.000% 7/15/32	41,791	48,541
Pool #565982 7.000% 7/15/32	16,881	19,680
Pool #591581 7.000% 8/15/32	11,689	13,627
Pool #307830 7.250% 7/20/21	95,648	108,088
Pool #314265 7.250% 8/20/21	116,238	130,001
Pool #314280 7.250% 9/20/21	31,316	34,872
Pool #332232 7.250% 7/20/22	71,092	80,722
Pool #190766 7.500% 1/15/17	23,903	25,988
Pool #187548 7.500% 4/15/17	8,515	9,246
Pool #203940 7.500% 4/15/17	35,642	38,701

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #181168 7.500% 5/15/17	$19,107	$20,976
Pool #210627 7.500% 5/15/17	5,404	5,911
Pool #201622 7.500% 5/15/17	19,725	21,653
Pool #192796 7.500% 6/15/17	5,051	5,519
Pool #357262 7.500% 9/15/23	6,389	7,343
Pool #441009 8.000% 11/15/26	1,509	1,775
Pool #522777 8.000% 12/15/29	7,026	8,331
Pool #434719 8.000% 2/15/30	180	213
Pool #523043 8.000% 3/15/30	365	432
Pool #529134 8.000% 3/15/30	2,036	2,420
Pool #477036 8.000% 4/15/30	1,498	1,781
Pool #503157 8.000% 4/15/30	30,826	36,442
Pool #528714 8.000% 4/15/30	2,145	2,551
Pool #544640 8.000% 11/15/30	36,545	43,492
Pool #531298 8.500% 8/15/30	3,032	3,613
Government National Mortgage Association II FRN 3.500% 1/20/40	3,073,573	3,235,764
Government National Mortgage Association TBA Pool #5884 3.000% 3/01/42 (e)	7,500,000	7,917,187
Pool #3365 3.500% 10/01/41 (e)	8,000,000	8,681,875
Pool #6078 4.000% 8/01/40 (e)	7,600,000	8,344,563
Pool #13279 5.000% 5/01/38 (e)	7,500,000	8,300,977
Pool #16491 5.500% 2/01/36 (e)	7,300,000	8,158,890
Pool #20432 6.000% 10/01/35 (e)	6,000,000	6,758,906

		483,404,248

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $481,275,331)		485,230,384

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 19.9%
U.S. Treasury Bonds & Notes — 19.9%
U.S. Treasury Bond 3.125% 11/15/41	$26,255,000	$29,281,112
U.S. Treasury Bond 3.500% 2/15/39	9,295,000	11,135,300
U.S. Treasury Bond 4.375% 5/15/40	3,065,000	4,226,042
U.S. Treasury Bond 5.375% 2/15/31	17,110,000	25,440,698
U.S. Treasury Note 0.250% 12/15/14	61,130,000	61,148,626
U.S. Treasury Note 0.250% 5/15/15	62,245,000	62,201,721
U.S. Treasury Note 1.500% 8/31/18	28,685,000	29,841,588
U.S. Treasury Note (f) 1.875% 9/30/17	65,565,000	69,637,714
U.S. Treasury Note 2.125% 8/15/21	35,145,000	37,441,230

		330,354,031

TOTAL U.S. TREASURY OBLIGATIONS (Cost $318,964,165)		330,354,031

TOTAL BONDS & NOTES (Cost $1,585,934,978)		1,648,386,751

TOTAL LONG-TERM INVESTMENTS (Cost $1,585,934,978)		1,648,386,751

SHORT-TERM INVESTMENTS — 21.6%
Commercial Paper — 21.6%
ABB Treasury Centre USA, Inc. (a) 0.415% 8/10/12	11,550,000	11,548,816
ABB Treasury Centre USA, Inc. (a) 0.415% 8/10/12	4,000,000	3,999,530
ABB Treasury Centre USA, Inc. (a) 0.517% 8/31/12	5,650,000	5,647,599
AGL Capital Corp. (a) 0.446% 8/22/12	603,000	602,845
AGL Capital Corp. (a) 0.456% 8/14/12	5,000,000	4,999,187
Bacardi USA, Inc. (a) 0.456% 8/08/12	5,000,000	4,999,562
Centrica PLC (a) 0.690% 9/24/12	20,900,000	20,878,368
Covidien International Finance (a) 0.477% 9/18/12	3,500,000	3,497,807
DCP Midstream LLC (a) 0.476% 8/15/12	7,500,000	7,498,629

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Core Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
DENTSPLY International, Inc. (a) 0.466% 9/28/12	$6,000,000	$5,995,553
Deutsche Telekom AG (a) 0.568% 8/29/12	6,500,000	6,497,169
Dominion Resources, Inc. (a) 0.517% 9/17/12	7,800,000	7,794,806
Elsevier Finance SA (a) 0.639% 8/13/12	15,000,000	14,996,850
Enbridge Energy Partners (a) 0.486% 8/10/12	6,500,000	6,499,220
FMC Technologies, Inc. (a) 0.497% 10/22/12	15,200,000	15,183,035
Glencore Funding LLC 0.710% 8/16/12	6,000,000	5,998,225
Glencore Funding LLC 0.710% 8/16/12	23,000,000	22,993,004
Hewlett Packard Co. (a) 0.507% 8/06/12	8,250,000	8,249,427
Holcim US Finance Sarl & Cie (a) 0.578% 8/24/12	7,500,000	7,497,269
Holcim US Finance Sarl & Cie (a) 0.619% 9/12/12	10,000,000	9,992,883
Johnson Controls, Inc. (a) 0.528% 9/24/12	5,000,000	4,996,100
Marathon Oil Corp. (a) 0.446% 8/30/12	10,000,000	9,996,456
National Grid USA (a) 0.770% 10/15/12	7,550,000	7,537,889
National Grid USA (a) 0.783% 10/12/12	5,000,000	4,992,300
Nissan Motor Acceptance Corp. (a) 0.425% 8/07/12	12,500,000	12,499,125
Northeast Utilities (a) 0.497% 8/27/12	8,600,000	8,596,957
Northeast Utilities (a) 0.497% 8/27/12	19,600,000	19,592,639
OGE Energy Corp. (a) 0.405% 8/10/12	6,000,000	5,999,400
Oneok, Inc. (a) 0.436% 8/24/12	7,000,000	6,998,077
Pitney Bowes, Inc. (a) 0.476% 8/02/12	5,000,000	4,999,935
Suncor Energy, Inc. (a) 0.507% 10/15/12	2,350,000	2,347,552
Talisman Energy, Inc. (a) 0.588% 9/07/12	4,000,000	3,997,616
VF Corp. (a) 0.588% 8/13/12	7,300,000	7,298,589
Weatherford International Ltd. (a) 0.436% 8/07/12	4,800,000	4,799,656
Weatherford International Ltd. (a) 0.486% 8/03/12	12,200,000	12,199,675
Weatherford International Ltd. (a) 0.486% 8/21/12	12,400,000	12,396,693
Weatherford International Ltd. (a) 0.507% 8/01/12	9,155,000	9,155,000

	Principal Amount	Value
Westar Energy, Inc. (a) 0.456% 8/09/12	$5,800,000	$5,799,420
Westar Energy, Inc. (a) 0.456% 8/23/12	9,950,000	9,947,264
Westar Energy, Inc. (a) 0.456% 8/24/12	4,500,000	4,498,706
WPP Finance PLC (a) 0.507% 8/17/12	8,750,000	8,748,056
WPP Finance PLC (a) 0.558% 9/25/12	17,125,000	17,110,610

		359,877,499

TOTAL SHORT-TERM INVESTMENTS (Cost $359,877,499)		359,877,499

TOTAL INVESTMENTS — 120.7% (Cost $1,945,812,477) (g)		2,008,264,250
Other Assets/(Liabilities) — (20.7)%		(344,654,919)

NET ASSETS — 100.0%		$1,663,609,331

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $503,314,711 or 30.25% of net assets.
(b)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2012, these securities amounted to a value of $82,380 or 0.00% of net assets.
(c)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2012, these securities amounted to a value of $1,776,600 or 0.11% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $3,850,000 or 0.23% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

COMMON STOCK — 0.0%
Forest Products & Paper — 0.0%
The Newark Group, Inc. (a) (b)	26,904	$51,884

TOTAL COMMON STOCK (Cost $165,688)		51,884

TOTAL EQUITIES (Cost $165,688)		51,884

	Principal Amount
BONDS & NOTES — 98.3%

CORPORATE DEBT — 45.9%
Advertising — 0.1%
Omnicom Group, Inc. 3.625% 5/01/22	$150,000	159,562

Aerospace & Defense — 0.4%
BE Aerospace, Inc. 6.875% 10/01/20	125,000	138,750
Goodrich Corp. 6.125% 3/01/19	160,000	200,039
United Technologies Corp. 6.125% 7/15/38	105,000	144,622

		483,411

Agriculture — 1.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	200,000	205,753
Universal Corp/VA 6.100% 9/26/12	1,000,000	999,984

		1,205,737

Auto Manufacturers — 0.1%
Ford Motor Co. 6.500% 8/01/18	100,000	112,875

Automotive & Parts — 1.4%
Accuride Corp. 9.500% 8/01/18	70,000	70,613
American Axle & Manufacturing, Inc. 7.875% 3/01/17	425,000	440,937
Cooper Tire & Rubber Co. 8.000% 12/15/19	280,000	299,950
Delphi Corp. 5.875% 5/15/19	90,000	95,963
Delphi Corp. 6.125% 5/15/21	60,000	65,475
International Automotive Components Group SA (c) 9.125% 6/01/18	40,000	36,950

	Principal Amount	Value
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	$60,000	$55,800
Titan International, Inc. 7.875% 10/01/17	163,000	168,705
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	123,000	136,684
UCI International, Inc. 8.625% 2/15/19	115,000	117,156
Visteon Corp 6.750% 4/15/19	145,000	141,012

		1,629,245

Banks — 1.9%
Bank of America Corp. 3.625% 3/17/16	165,000	169,499
Bank of America Corp. 5.875% 2/07/42	55,000	63,132
Bank of America Corp. 6.000% 9/01/17	115,000	128,282
Credit Suisse AG 5.400% 1/14/20	130,000	140,489
Export-Import Bank of Korea 4.000% 1/11/17	200,000	214,294
HSBC Holdings PLC 6.500% 9/15/37	125,000	145,878
ICICI Bank Ltd. (c) 4.750% 11/25/16	275,000	275,545
ICICI Bank Ltd. (c) 5.500% 3/25/15	475,000	491,150
PNC Funding Corp. 4.375% 8/11/20	105,000	118,904
UBS AG 5.750% 4/25/18	100,000	114,669
Wachovia Corp. 5.625% 10/15/16	315,000	359,037
Wells Fargo & Co. 4.600% 4/01/21	25,000	28,750
Wells Fargo & Co. 5.625% 12/11/17	60,000	71,237

		2,320,866

Beverages — 0.1%
Molson Coors Brewing Co. 5.000% 5/01/42	65,000	77,132

Biotechnology — 0.4%
Amgen, Inc. 3.875% 11/15/21	275,000	300,422
Amgen, Inc. 5.150% 11/15/41	175,000	193,703

		494,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Chemicals — 1.6%
Braskem Finance Ltd. (c) 5.750% 4/15/21	$225,000	$234,562
Cytec Industries, Inc. 8.950% 7/01/17	175,000	218,338
The Dow Chemical Co. 8.550% 5/15/19	100,000	135,810
Georgia Gulf Corp. (c) 9.000% 1/15/17	155,000	174,763
Incitec Pivot Ltd. (c) 4.000% 12/07/15	475,000	491,679
Methanex Corp. 5.250% 3/01/22	40,000	42,185
Nexeo Solutions LLC/Nexeo Solutions Finance Corp. 8.375% 3/01/18	50,000	49,250
RPM International, Inc. 6.250% 12/15/13	400,000	423,012
Valspar Corp. 7.250% 6/15/19	150,000	182,834

		1,952,433

Commercial Services — 0.5%
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	285,000	293,550
ERAC USA Finance LLC (c) 7.000% 10/15/37	50,000	63,219
Rent-A-Center, Inc. 6.625% 11/15/20	160,000	172,600
Ticketmaster Entertainment, Inc. 10.750% 8/01/16	95,000	100,344

		629,713

Diversified Financial — 3.0%
American Express Co. 8.125% 5/20/19	100,000	136,003
American General Finance Corp. 6.500% 9/15/17	250,000	203,125
BlackRock, Inc. 5.000% 12/10/19	110,000	128,524
Citigroup, Inc. 4.750% 5/19/15	15,000	15,888
Citigroup, Inc. 5.500% 10/15/14	140,000	149,555
Citigroup, Inc. 5.875% 5/29/37	60,000	67,969
Citigroup, Inc. 5.875% 1/30/42	75,000	86,343
Citigroup, Inc. 8.500% 5/22/19	90,000	114,273
Eaton Vance Corp. 6.500% 10/02/17	130,000	149,416
Ford Motor Credit Co. LLC 3.000% 6/12/17	200,000	199,127

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3.625% 2/07/16	$170,000	$173,989
The Goldman Sachs Group, Inc. 5.750% 1/24/22	175,000	191,157
The Goldman Sachs Group, Inc. 6.250% 2/01/41	35,000	38,220
The Goldman Sachs Group, Inc. 6.345% 2/15/34	40,000	38,880
The Goldman Sachs Group, Inc. 6.750% 10/01/37	40,000	41,126
International Lease Finance Corp. 5.875% 4/01/19	200,000	207,955
Janus Capital Group, Inc. 6.700% 6/15/17	525,000	569,051
JP Morgan Chase & Co. 4.350% 8/15/21	145,000	158,825
JP Morgan Chase & Co. 4.500% 1/24/22	175,000	193,920
JP Morgan Chase & Co. 6.300% 4/23/19	225,000	270,797
Lazard Group LLC 6.850% 6/15/17	135,000	151,555
Merrill Lynch & Co., Inc. 7.750% 5/14/38	125,000	153,119
Morgan Stanley 3.800% 4/29/16	200,000	198,087

		3,636,904

Electric — 3.6%
Ameren Corp. 8.875% 5/15/14	170,000	189,668
Calpine Corp. (c) 7.500% 2/15/21	305,000	339,312
EDP Finance BV (c) 5.375% 11/02/12	760,000	763,420
Elwood Energy LLC 8.159% 7/05/26	331,595	329,523
Florida Power & Light Co. 4.950% 6/01/35	65,000	80,079
Georgia Power Co. 4.300% 3/15/42	133,000	148,050
Indianapolis Power & Light (c) 6.300% 7/01/13	160,000	167,992
Kansas Gas & Electric Co. 5.647% 3/29/21	252,194	276,848
Kiowa Power Partners LLC (c) 4.811% 12/30/13	59,488	59,919
LG&E and KU Energy LLC 4.375% 10/01/21	250,000	273,364
MidAmerican Energy Holdings Co. 5.950% 5/15/37	120,000	157,249
NiSource Finance Corp. 5.800% 2/01/42	150,000	176,777

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
NRG Energy, Inc. 8.500% 6/15/19	$250,000	$267,500
Pacific Gas & Electric Co. 5.800% 3/01/37	160,000	211,744
Southern California Edison Co. 5.950% 2/01/38	60,000	83,146
Tenaska Oklahoma I LP (c) 6.528% 12/30/14	107,756	106,202
Tri-State Generation & Transmission Association, Series 2003, Class A (c) 6.040% 1/31/18	79,608	87,687
Tri-State Generation & Transmission Association, Series 2003, Class B (c) 7.144% 7/31/33	185,000	251,918
Virginia Electric and Power Co. 6.350% 11/30/37	200,000	290,016

		4,260,414

Electrical Components & Equipment — 0.8%
Anixter, Inc. 5.950% 3/01/15	10,000	10,425
Energizer Holdings, Inc. 4.700% 5/24/22	225,000	240,679
Legrand France SA 8.500% 2/15/25	500,000	637,703

		888,807

Electronics — 0.3%
Arrow Electronics, Inc. 6.000% 4/01/20	235,000	260,995
PerkinElmer, Inc. 5.000% 11/15/21	125,000	138,290

		399,285

Entertainment — 0.7%
Mohegan Tribal Gaming Authority 6.125% 2/15/13	545,000	508,894
Regal Entertainment Group 9.125% 8/15/18	190,000	213,275
Speedway Motorsports, Inc. 8.750% 6/01/16	50,000	54,250

		776,419

Foods — 0.6%
ConAgra Foods, Inc. 7.000% 4/15/19	165,000	206,030
Ralcorp Holdings, Inc. 4.950% 8/15/20	275,000	292,022
Ralcorp Holdings, Inc. 6.625% 8/15/39	105,000	112,399
Tyson Foods, Inc. 4.500% 6/15/22	150,000	151,500

		761,951

	Principal Amount	Value
Forest Products & Paper — 1.1%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	$1,000,000	$1,050,148
International Paper Co. 4.750% 2/15/22	75,000	84,339
International Paper Co. 9.375% 5/15/19	110,000	149,029

		1,283,516

Hand & Machine Tools — 0.3%
Thermadyne Holdings Corp. 9.000% 12/15/17	280,000	289,800

Health Care – Products — 0.7%
Alere, Inc. 9.000% 5/15/16	590,000	612,125
Boston Scientific Corp. 7.375% 1/15/40	120,000	168,739
Teleflex, Inc. 6.875% 6/01/19	90,000	95,625

		876,489

Health Care – Services — 1.0%
Cigna Corp. 2.750% 11/15/16	150,000	156,687
HCA Holdings, Inc. 7.750% 5/15/21	140,000	152,425
Health Management Associates, Inc. 6.125% 4/15/16	300,000	322,125
HEALTHSOUTH Corp. 7.750% 9/15/22	220,000	239,250
Kaiser Foundation Hospitals 3.500% 4/01/22	65,000	68,657
UnitedHealth Group, Inc. 6.875% 2/15/38	75,000	107,905
WellPoint, Inc. 4.350% 8/15/20	130,000	143,029

		1,190,078

Home Furnishing — 0.1%
Whirlpool Corp. 8.600% 5/01/14	120,000	134,125

Household Products — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 7.750% 10/15/16	300,000	315,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.750% 4/15/19	100,000	101,750

		416,750

Housewares — 0.2%
Toro Co. 7.800% 6/15/27	170,000	205,646

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 1.2%
Aflac, Inc. 8.500% 5/15/19	$150,000	$198,766
The Allstate Corp. 5.550% 5/09/35	50,000	60,077
The Allstate Corp. 7.450% 5/16/19	60,000	78,517
American International Group, Inc. 3.000% 3/20/15	200,000	203,602
American International Group, Inc. 3.650% 1/15/14	80,000	81,970
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	390,000	410,087
ING US, Inc. (c) 5.500% 7/15/22	100,000	102,047
Prudential Financial, Inc. 4.500% 11/15/20	175,000	190,767
Prudential Financial, Inc. 6.200% 11/15/40	125,000	142,991

		1,468,824

Internet — 0.3%
Expedia, Inc. 7.456% 8/15/18	300,000	350,760

Investment Companies — 0.5%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	555,000	578,588

Iron & Steel — 1.3%
Allegheny Technologies, Inc. 5.950% 1/15/21	225,000	252,081
Allegheny Technologies, Inc. 9.375% 6/01/19	105,000	136,302
ArcelorMittal 9.000% 2/15/15	425,000	479,864
Reliance Steel & Aluminum Co. 6.200% 11/15/16	395,000	435,453
Reliance Steel & Aluminum Co. 6.850% 11/15/36	269,000	295,441

		1,599,141

Lodging — 0.1%
Wyndham Worldwide Corp. 2.950% 3/01/17	60,000	60,436
Wyndham Worldwide Corp. 4.250% 3/01/22	100,000	102,401
Wyndham Worldwide Corp. 6.000% 12/01/16	2,000	2,236

		165,073

Machinery – Diversified — 0.7%
Briggs & Stratton Corp. 6.875% 12/15/20	340,000	363,800

	Principal Amount	Value
The Manitowoc Co., Inc. 8.500% 11/01/20	$175,000	$190,750
Xylem, Inc. 3.550% 9/20/16	200,000	212,253
Xylem, Inc. 4.875% 10/01/21	100,000	112,360

		879,163

Manufacturing — 0.5%
Bombardier, Inc. Series A (c) 7.750% 3/15/20	70,000	78,663
Griffon Corp. 7.125% 4/01/18	180,000	188,100
Polypore International, Inc. 7.500% 11/15/17	285,000	304,950
Trimas Corp. 9.750% 12/15/17	40,000	44,600

		616,313

Media — 2.5%
CBS Corp. 7.875% 7/30/30	100,000	137,219
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 8.625% 11/15/17	35,000	37,712
Clear Channel Worldwide Holdings, Inc., Series A 9.250% 12/15/17	50,000	53,750
Globo Comunicacao e Participacoes SA (c) 4.875% 4/11/22	1,000,000	1,083,750
News America, Inc. 6.900% 8/15/39	125,000	161,782
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	125,000	132,500
Nielsen Finance LLC/Nielsen Finance Co. 7.750% 10/15/18	235,000	264,375
Sinclair Television Group, Inc. (c) 9.250% 11/01/17	425,000	471,750
Time Warner Cable, Inc. 4.000% 9/01/21	150,000	165,223
Time Warner, Inc. 4.700% 1/15/21	200,000	230,528
Time Warner, Inc. 5.875% 11/15/16	25,000	29,570
Univision Communications, Inc. (c) 7.875% 11/01/20	250,000	269,375

		3,037,534

Metal Fabricate & Hardware — 0.7%
Ardagh Packaging Finance PLC (c) 7.375% 10/15/17	250,000	268,125

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Mueller Water Products, Inc. 8.750% 9/01/20	$220,000	$245,850
The Timken Co. 6.000% 9/15/14	275,000	298,462

		812,437

Mining — 1.1%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	150,000	153,953
FMG Resources Property Ltd. (c) 6.875% 4/01/22	250,000	249,375
FMG Resources Property Ltd. (c) 7.000% 11/01/15	215,000	220,375
Newcrest Finance Property Ltd. (c) 4.450% 11/15/21	200,000	207,068
Teck Resources Ltd. 10.750% 5/15/19	137,000	165,770
Vale Overseas Ltd. 6.250% 1/23/17	215,000	246,491
Vale Overseas Ltd. 6.875% 11/10/39	85,000	103,197

		1,346,229

Oil & Gas — 4.1%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	655,000	656,637
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	120,000	124,200
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	80,000	63,700
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	780,000	682,500
Frontier Oil Corp. 6.875% 11/15/18	60,000	63,600
Goodrich Petroleum Corp. 8.875% 3/15/19	400,000	380,000
MEG Energy Corp. (c) 6.500% 3/15/21	150,000	155,625
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.500% 12/01/17	170,000	184,875
Pemex Project Funding Master Trust 6.625% 6/15/38	51,000	65,405
Petrobras International Finance Co. 3.875% 1/27/16	220,000	228,709
Petrobras International Finance Co. 6.750% 1/27/41	115,000	144,359
Petroleos Mexicanos 5.500% 1/21/21	375,000	436,875
Phillips 66 (c) 4.300% 4/01/22	75,000	82,067

	Principal Amount	Value
Phillips 66 (c) 5.875% 5/01/42	$75,000	$85,986
Precision Drilling Corp. 6.625% 11/15/20	85,000	88,613
Rowan Cos., Inc. 5.000% 9/01/17	185,000	200,515
Samson Investment Co. (c) 9.750% 2/15/20	255,000	264,562
Shell International Finance BV 5.500% 3/25/40	110,000	151,674
SM Energy Co. 6.625% 2/15/19	100,000	103,500
Talisman Energy, Inc. 5.500% 5/15/42	100,000	111,025
Tesoro Corp. 6.500% 6/01/17	180,000	186,300
Transocean, Inc. 5.050% 12/15/16	150,000	166,073
Venoco, Inc. 8.875% 2/15/19	330,000	303,600

		4,930,400

Oil & Gas Services — 0.4%
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	229,000	248,144
Weatherford International Ltd. 4.500% 4/15/22	100,000	104,622
Weatherford International Ltd. 5.950% 4/15/42	75,000	80,441

		433,207

Packaging & Containers — 0.3%
Sealed Air Corp. (c) 5.625% 7/15/13	225,000	233,438
Sonoco Products Co. 4.375% 11/01/21	100,000	107,179

		340,617

Pharmaceuticals — 0.7%
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	100,000	106,500
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	135,000	142,594
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	200,000	206,500
Warner Chilcott Corp. LLC 7.750% 9/15/18	350,000	378,437

		834,031

Pipelines — 1.3%
CenterPoint Energy Resources Corp. 4.500% 1/15/21	175,000	193,225
CenterPoint Energy Resources Corp. 5.850% 1/15/41	150,000	185,946

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Energy Transfer Equity LP 7.500% 10/15/20	$100,000	$114,250
Enogex LLC (c) 6.875% 7/15/14	305,000	328,005
Enterprise Products Operating LP 5.950% 2/01/41	135,000	160,869
Kern River Funding Corp. (c) 4.893% 4/30/18	88,543	96,940
Kinder Morgan Energy Partners LP 6.000% 2/01/17	110,000	127,810
Kinder Morgan Energy Partners LP 6.500% 2/01/37	85,000	100,869
Kinder Morgan Energy Partners LP 6.950% 1/15/38	15,000	18,830
ONEOK Partners LP 6.125% 2/01/41	100,000	116,652
Texas Eastern Transmission LP (c) 6.000% 9/15/17	85,000	98,994

		1,542,390

Real Estate — 0.2%
AMB Property LP 4.500% 8/15/17	225,000	241,232

Real Estate Investment Trusts (REITS) — 0.7%
Brandywine Operating Partners LP 4.950% 4/15/18	300,000	318,353
DDR Corp. 4.750% 4/15/18	275,000	292,654
UDR, Inc. 4.625% 1/10/22	175,000	189,354

		800,361

Retail — 1.4%
CVS Caremark Corp. 6.125% 9/15/39	25,000	32,892
CVS Pass-Through Trust (c) 5.926% 1/10/34	247,190	286,006
CVS Pass-Through Trust (c) 7.507% 1/10/32	19,028	24,477
The Home Depot, Inc. 5.950% 4/01/41	100,000	139,764
Inergy LP/Inergy Finance Corp. 7.000% 10/01/18	350,000	361,375
J.C. Penney Corp., Inc. 5.650% 6/01/20	350,000	293,563
O’Reilly Automotive, Inc. 4.875% 1/14/21	225,000	246,215
Wal-Mart Stores, Inc. 5.625% 4/01/40	205,000	284,969

		1,669,261

Savings & Loans — 0.6%
Education Loan Co. Trust I (c) 1.333% 8/01/41	200,000	172,094

	Principal Amount	Value
First Niagara Financial Group, Inc. 7.250% 12/15/21	$150,000	$172,080
Glencore Funding LLC (c) 6.000% 4/15/14	325,000	343,418
Washington Mutual Bank (d) 5.650% 8/15/14	1,225,000	123

		687,715

Software — 0.3%
Fidelity National Information Services, Inc. (c) 5.000% 3/15/22	125,000	131,875
First Data Corp. (c) 7.375% 6/15/19	220,000	229,625
First Data Corp. 9.875% 9/24/15	35,000	35,525

		397,025

Storage & Warehousing — 0.5%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	600,000	605,250

Telecommunications — 4.2%
American Tower Corp. 4.500% 1/15/18	515,000	552,307
AT&T, Inc. 6.550% 2/15/39	175,000	240,412
CenturyLink, Inc. 5.800% 3/15/22	150,000	159,181
CenturyLink, Inc. 6.150% 9/15/19	195,000	210,822
CenturyLink, Inc. 7.650% 3/15/42	150,000	154,093
Embarq Corp. 7.082% 6/01/16	210,000	241,614
Embarq Corp. 7.995% 6/01/36	45,000	49,204
Sprint Capital Corp. 6.900% 5/01/19	100,000	102,500
Sprint Nextel Corp. (c) 11.500% 11/15/21	200,000	240,000
Telecom Italia Capital 5.250% 10/01/15	225,000	224,438
Telecom Italia Capital 6.000% 9/30/34	80,000	64,000
Telecom Italia Capital 6.175% 6/18/14	170,000	172,550
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	225,000	229,256
Telefonica Emisiones SAU 3.992% 2/16/16	275,000	257,258
Telefonica Emisiones SAU 5.462% 2/16/21	175,000	157,499

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Telstra Corp. Ltd. (c) 4.800% 10/12/21	$275,000	$311,191
Verizon Communications, Inc. 8.950% 3/01/39	150,000	259,130
Virgin Media Secured Finance PLC 6.500% 1/15/18	1,000,000	1,100,000
WCP Wireless Site Funding (c) 4.141% 11/15/15	143,005	147,856
Windstream Corp. 7.750% 10/01/21	190,000	203,300

		5,076,611

Transportation — 1.5%
Asciano Finance (c) 5.000% 4/07/18	345,000	363,298
Burlington Northern Santa Fe LLC 6.750% 3/15/29	160,000	202,017
CHC Helicopter SA 9.250% 10/15/20	800,000	816,000
Norfolk Southern Corp. 6.000% 5/23/2111	125,000	159,881
Union Pacific Corp. 4.000% 2/01/21	250,000	281,801

		1,822,997

Trucking & Leasing — 0.5%
GATX Corp. 3.500% 7/15/16	90,000	92,860
GATX Corp. 4.750% 5/15/15	115,000	123,549
GATX Corp. 4.750% 6/15/22	125,000	130,090
Penske Truck Leasing Co. LP/PTL Finance Corp. (c) 3.125% 5/11/15	200,000	202,037

		548,536

TOTAL CORPORATE DEBT (Cost $52,394,047)		54,968,978

MUNICIPAL OBLIGATIONS — 2.1%
Access Group, Inc., Delaware VRN 0.409% 9/01/37	315,000	278,240
Colorado Bridge Enterprise BAB 6.078% 12/01/40	800,000	1,067,136
State of California 5.950% 4/01/16	225,000	258,538
State of California BAB 7.550% 4/01/39	125,000	166,979
State of Illinois 5.365% 3/01/17	650,000	716,092

		2,486,985

TOTAL MUNICIPAL OBLIGATIONS (Cost $2,086,358)		2,486,985

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 15.8%
Auto Floor Plan ABS — 0.2%
Capital Automotive REIT, Series 2010-1A, Class A (c) 5.730% 12/15/38	$220,123	$234,649

Automobile ABS — 0.1%
Santander Drive Auto Receivables Trust, Series 2010-B, Class B (c) 2.100% 9/15/14	170,000	170,346

Commercial MBS — 6.3%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.725% 2/10/51	635,000	743,630
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.205% 2/10/51	250,000	295,153
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	500,000	566,316
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	49,034	49,390
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	635,000	739,752
Bear Stearns Commercial Mortgage Securities, Series 2007-PW18, Class A4 5.700% 6/11/50	155,000	181,516
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.811% 12/10/49	150,000	176,084
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	618,145	644,076
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (c) 6.200% 2/15/41	470,000	270,348
DBUBS Mortgage Trust, Series 2011-LC1A, Class C VRN (c) 5.556% 11/10/46	100,000	103,690
GS Mortgage Securities Corp. II, Series 2011-GC3, Class C VRN (c) 5.542% 3/10/44	250,000	258,676
GS Mortgage Securities Corp. II, Series 2012-GC6, Class B (c) 5.639% 1/10/45	150,000	168,859
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	130,000	136,448

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.270% 6/16/45	$155,000	$164,536
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class B VRN 4.819% 5/15/45	150,000	157,022
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.969% 6/16/45	95,000	99,860
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	305,000	344,917
Morgan Stanley Capital I, Series 2011-C2, Class C VRN (c) 5.317% 6/15/44	100,000	103,841
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	110,000	116,915
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	183,736	191,459
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.616% 8/15/39	100,000	105,740
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class AM VRN 5.466% 1/15/45	150,000	161,658
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	535,000	594,052
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.855% 2/15/51	245,226	245,544
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class AS 3.660% 8/15/45	50,000	50,899
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	120,000	124,711
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	110,000	110,657
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.786% 6/15/45	120,000	125,925
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class C VRN 4.851% 6/15/45	90,000	88,845

	Principal Amount	Value
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class C VRN 5.043% 8/15/45	$100,000	$97,142
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class C, VRN (c) 5.636% 11/15/44	170,000	178,774
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class D, VRN (c) 5.636% 11/15/44	115,000	108,529

		7,504,964

Home Equity ABS — 3.2%
Aames Mortgage Investment Trust, Series 2004-1, Class M5 FRN 1.971% 1/25/35	200,000	148,283
Asset-Backed Securities Corporation Home Equity, Series 2005-HE3, Class M3 FRN 0.716% 4/25/35	247,000	224,615
Bear Stearns Asset-Backed Securities Trust, Series 2006-EC1, Class A2 FRN 0.466% 12/25/35	10,159	10,157
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	26,357	26,263
Carrington Mortgage Loan Trust, Series 2006-NC3, Class A2 FRN 0.346% 8/25/36	207,918	125,276
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.356% 7/25/36	92,968	91,040
Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class MV1 FRN 0.676% 8/25/35	75,000	55,810
Countrywide Asset-Backed Certificates, Series 2006-BC1, Class 2A2 FRN 0.426% 4/25/36	34,879	34,598
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.476% 9/25/34	74,895	72,336
Countrywide Partnership Trust, Series 2004-EC1, Class M1 FRN 1.146% 2/25/35	193,391	179,902
First Franklin Mortgage Loan Asset- Backed Certificates, Series 2005-FF7, Class M1 FRN 0.696% 7/25/35	180,000	162,284
First Franklin Mortgage Loan Asset- Backed Certificates, Series 2005-FFH4, Class M1 FRN 0.726% 12/25/35	225,000	161,101

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.486% 1/25/36	$171,125	$145,226
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.416% 8/25/36	164,889	150,844
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.426% 7/25/36	96,824	95,816
IXIS Real Estate Capital Trust, Series 2005-HE2, Class M4 FRN 0.866% 9/25/35	300,000	226,343
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.796% 6/25/35	222,896	180,080
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.041% 2/25/35	300,000	263,439
MASTR Asset-Backed Securities Trust, Series 2005-WMC1, Class M3 FRN 0.726% 3/25/35	225,000	163,501
Merrill Lynch Mortgage Investors, Inc., Series 2005-WMC2, Class M3 FRN 0.951% 4/25/36	200,000	170,057
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (c) 0.980% 6/28/35	187,417	168,791
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M2 FRN (c) 1.010% 6/28/35	220,000	141,396
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.696% 3/25/35	295,000	213,204
New Century Home Equity Loan Trust, Series 1997-NC5, Class A6 STEP 7.200% 10/25/28	145	145
Residential Asset Mortgage Products, Inc., Series 2005-EFC3, Class M3 FRN 0.736% 8/25/35	275,000	185,376
Residential Asset Securities Corp., Series 2005-AHL3, Class A2 FRN 0.486% 11/25/35	280,642	255,137
Saxon Asset Securities Trust, Series 2000-2, Class MF2 VRN 8.214% 7/25/30	130,348	120,555

		3,771,575

Other ABS — 2.1%
Cajun Global LLC, Series 2011-1A, Class A2 (c) 5.955% 2/20/41	143,864	153,828
CLI Funding LLC, Series 2012-1A, Class A (c) 4.210% 6/18/27	99,172	100,163

	Principal Amount	Value
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (c) 5.216% 1/25/42	$124,063	$131,041
Global SC Finance SRL, Series 2012-1A, Class A (c) 4.110% 7/17/27	250,000	249,951
HFG Healthco-4 LLC, Series 2011-1A, Class A FRN (c) 2.495% 6/02/17	250,000	249,260
Newport Waves CDO (Acquired 3/30/07, Cost $1,173,637), Series 2007-1A, Class A3LS FRN (c) (e) 1.067% 6/20/14	1,175,000	904,750
NuCO2 Funding LLC, Series 2008-1, Class A1 (c) 7.250% 6/25/38	225,000	227,723
Sierra Receivables Funding Co. LLC, Series 2012-1A, Class A (c) 2.840% 11/20/28	82,013	82,800
Sonic Capital LLC, Series 2011-1A, Class A2 (c) 5.438% 5/20/41	96,500	102,087
TAL Advantage LLC, Series 2012-1A, Class A (c) 3.860% 5/20/27	245,833	248,426
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (c) 4.370% 7/15/41	88,076	90,630

		2,540,659

Student Loans ABS — 2.2%
Access Group, Inc., Series 2003-1, Class B FRN 0.549% 12/26/35	500,000	300,000
Access Group, Inc., Series 2003-1, Class A2 FRN 0.727% 12/27/16	93,405	92,915
Access Group, Inc., Delaware VRN 0.417% 9/01/37	150,000	93,000
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	475,000	399,000
Education Funding Capital Trust I, Series 2004-1, Class A4 FRN 1.745% 6/15/43	100,000	95,500
Education Funding Capital Trust I, Series 2004-1, Class A5 FRN 1.746% 6/15/43	150,000	139,507
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.749% 12/15/32	125,000	123,219

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	$50,000	$43,500
GCO Education Loan Funding Trust, Series 2005-1, Class A6AR FRN 2.100% 3/25/42	250,000	215,760
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.356% 3/25/26	91,692	90,626
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.057% 3/15/38	266,560	207,334
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (c) 1.736% 12/15/16	175,000	174,945
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (c) 1.767% 12/15/16	225,000	224,930
SLM Student Loan Trust, Series 2003-5, Class A7 2.745% 6/17/30	50,000	45,119
SLM Student Loan Trust, Series 2003-10A, Class B FRN (c) 3.370% 12/17/46	500,000	375,000

		2,620,355

WL Collateral CMO — 1.7%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7 FRN 3.001% 8/25/34	131,373	112,633
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.824% 9/25/33	11,683	8,726
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.090% 2/25/34	19,775	16,932
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.790% 8/25/34	19,579	16,230
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.436% 1/19/38	666,667	436,324
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	747,118	322,467
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.671% 8/25/34	65,696	46,443
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	227,699	191,508

	Principal Amount	Value
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.748% 7/25/33	$3,844	$3,594
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	6,191	5,851
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.749% 2/25/34	264	241
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (c) 2.500% 3/23/51	147,769	149,247
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (c) 3.000% 1/17/13	114,412	114,841
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	1,228,745	455,832
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.918% 3/25/34	34,622	29,382
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.547% 4/25/44	94,930	81,416

		1,991,667

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.178% 6/25/32	29,112	22,767

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $20,158,552)		18,856,982

SOVEREIGN DEBT OBLIGATIONS — 1.3%
Brazilian Government International Bond 4.875% 1/22/21	100,000	120,000
Iceland Government International Bond (c) 5.875% 5/11/22	375,000	382,698
Poland Government International Bond 6.375% 7/15/19	220,000	268,950
Province of Quebec Canada 7.500% 9/15/29	125,000	195,431
Republic of Brazil International Bond 5.625% 1/07/41	235,000	306,675
Republic of Brazil International Bond 5.875% 1/15/19	94,000	116,137
United Mexican States 5.125% 1/15/20	95,000	114,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
United Mexican States 6.750% 9/27/34	$75,000	$108,750

		1,612,641

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,381,917)		1,612,641

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 28.9%
Collateralized Mortgage Obligations — 0.1%
Federal Home Loan Mortgage Corp., Series 2178, Class PB 7.000% 8/15/29	40,434	46,898
U.S. Department of Veteran Affairs, Series 1992-1, Class 2Z 7.750% 5/15/22	21,129	24,251

		71,149

Pass-Through Securities — 28.8%
Federal Home Loan Mortgage Corp. Pool #J15991 3.500% 7/01/26	861,730	910,943
Pool #Q01704 4.500% 6/01/41	427,029	461,358
Pool #Q03086 4.500% 9/01/41	490,558	529,994
Pool #G11476 5.000% 11/01/18	117,846	126,694
Pool #B16010 5.000% 8/01/19	3,306	3,571
Pool #B17058 5.000% 9/01/19	6,006	6,457
Pool #B17494 5.000% 12/01/19	57,022	61,580
Pool #B14584 5.000% 1/01/20	170,407	184,224
Pool #B18677 5.000% 1/01/20	8,483	9,177
Pool #E89199 6.000% 4/01/17	6,864	7,360
Pool #G11431 6.000% 2/01/18	1,442	1,544
Pool #G01311 7.000% 9/01/31	3,861	4,407
Pool #C80207 7.500% 9/01/24	2,926	3,385
Pool #C00530 7.500% 7/01/27	2,839	3,299
Pool #C00563 7.500% 11/01/27	10,124	11,778
Pool #C00612 7.500% 4/01/28	694	807
Pool #C55867 7.500% 2/01/30	10,544	12,213

	Principal Amount	Value
Federal Home Loan Mortgage Corp. TBA Pool #2716 3.500% 6/01/25 (f)	$185,000	$195,652
Pool #2552 3.500% 11/01/41 (f)	1,100,000	1,164,840
Pool #5992 4.000% 5/01/40 (f)	2,330,000	2,492,008
Pool#5159 4.500% 5/01/39 (f)	1,982,000	2,132,198
Federal National Mortgage Association Pool #725692 2.266% 10/01/33	241,209	253,316
Pool #888586 2.341% 10/01/34	540,442	569,333
Pool #675713 5.000% 3/01/18	71,768	77,566
Pool #735010 5.000% 11/01/19	424,338	458,616
Pool #253880 6.500% 7/01/16	4,139	4,457
Pool #575579 7.500% 4/01/31	17,144	20,080
Pool #535996 7.500% 6/01/31	3,375	3,953
Federal National Mortgage Association TBA Pool #1080 2.500% 4/01/27 (f)	1,200,000	1,248,656
Pool #3772 3.000% 11/01/26 (f)	1,700,000	1,792,570
Pool #754 3.000% 4/01/42 (f)	2,200,000	2,288,688
Pool #5880 3.500% 11/01/41 (f)	2,540,000	2,694,980
Pool #12994 4.000% 7/01/40 (f)	461,000	494,206
Pool #9730 4.500% 6/01/39 (f)	1,350,000	1,460,109
Pool #21695 5.000% 11/01/36 (f)	1,100,000	1,198,914
Pool #44117 5.500% 3/01/35 (f)	1,114,000	1,222,093
Pool #52682 6.000% 7/01/35 (f)	3,300,000	3,640,055
Pool #54407 6.000% 7/01/35 (f)	525,000	579,100
Government National Mortgage Association Pool #G282462 3.500% 1/20/40	172,673	181,785
Pool #738422 4.500% 6/15/41	671,737	740,092
Pool #783382 4.500% 7/15/41	1,938,036	2,138,275

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #677192 5.000% 6/15/38	$868,293	$958,005
Pool #782564 5.000% 2/15/39	96,863	107,355
Pool #760393 5.000% 10/15/41	69,117	76,258
Pool #579140 6.500% 1/15/32	3,541	4,060
Pool #587280 6.500% 9/15/32	3,896	4,468
Pool #550659 6.500% 9/15/35	136,667	157,407
Pool #538689 6.500% 12/15/35	60,362	69,409
Pool #780651 7.000% 10/15/27	3,859	4,449
Pool #462384 7.000% 11/15/27	2,694	3,104
Pool #482668 7.000% 8/15/28	2,352	2,713
Pool #506804 7.000% 5/15/29	9,372	10,818
Pool #506914 7.000% 5/15/29	36,540	42,108
Pool #581417 7.000% 7/15/32	6,243	7,271
Pool #591581 7.000% 8/15/32	1,004	1,170
Pool #423836 8.000% 8/15/26	1,647	1,935
Pool #444619 8.000% 3/15/27	11,873	13,999
Government National Mortgage Association TBA Pool #5884 3.000% 3/01/42 (f)	500,000	527,813
Pool #3365 3.500% 10/01/41 (f)	600,000	651,141
Pool #6078 4.000% 8/01/40 (f)	500,000	548,984
Pool #13279 5.000% 5/01/38 (f)	700,000	774,758
Pool #16491 5.500% 2/01/36 (f)	500,000	558,828
Pool #20432 6.000% 10/01/35 (f)	500,000	563,242

		34,479,628

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $34,207,878)		34,550,777

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 4.3%
U.S. Treasury Bonds & Notes — 4.3%
U.S. Treasury Bond 3.125% 11/15/41 (g)	$1,190,000	$1,327,158
U.S. Treasury Bond 5.375% 2/15/31	460,000	683,970
U.S. Treasury Note (g) 0.250% 12/15/14	60,000	60,018
U.S. Treasury Note 0.250% 5/15/15	1,550,000	1,548,922
U.S. Treasury Note 1.500% 8/31/18	1,425,000	1,482,455

		5,102,523

TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,019,042)		5,102,523

TOTAL BONDS & NOTES (Cost $115,247,794)		117,578,886

TOTAL LONG-TERM INVESTMENTS (Cost $115,413,482)		117,630,770

SHORT-TERM INVESTMENTS — 23.6%
Commercial Paper — 23.5%
AGL Capital Corp. (c) 0.456% 9/04/12	2,400,000	2,398,980
Centrica PLC (c) 0.711% 10/26/12	2,900,000	2,895,151
Daimler Finance NA (c) 0.558% 8/13/12	2,900,000	2,899,468
Duke Energy Corp. (c) 0.517% 8/27/12	2,900,000	2,898,932
Glencore Funding LLC 0.710% 8/16/12	2,600,000	2,599,231
Holcim US Finance Sarl & Cie (c) 0.568% 9/14/12	2,900,000	2,898,015
Northeast Utilities (c) 0.486% 8/29/12	2,900,000	2,898,917
VF Corp. (c) 0.487% 9/25/12	2,900,000	2,897,873
Weatherford International Ltd. (c) 0.507% 8/01/12	2,900,000	2,900,000
WPP Finance PLC (c) 0.456% 8/02/12	2,900,000	2,899,964

		28,186,531

Time Deposits — 0.1%
Euro Time Deposit 0.010% 8/01/12	93,142	93,142

TOTAL SHORT-TERM INVESTMENTS (Cost $28,279,673)		28,279,673

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Diversified Bond Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 121.9% (Cost $143,693,155) (h)	$145,910,443

Other Assets/(Liabilities) — (21.9)%	(26,191,483)

NET ASSETS — 100.0%	$119,718,960

Notes to Portfolio of Investments

ABS	Asset-Backed Security
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	This security is valued in good faith under procedures established by the Board of Trustees.
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $42,877,553 or 35.82% of net assets.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2012, these securities amounted to a value of $123 or 0.00% of net assets.
(e)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $904,750 or 0.76% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(g)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.3%

COMMON STOCK — 0.3%
Forest Products & Paper — 0.3%
The Newark Group, Inc. (a) (b)	329,969	$636,345

TOTAL COMMON STOCK (Cost $2,113,591)		636,345

TOTAL EQUITIES (Cost $2,113,591)		636,345

	Principal Amount
BONDS & NOTES — 94.4%

BANK LOANS — 1.7%
Engineering & Construction — 0.3%
Connolly Holdings, Inc. 10.500% 8/11/19	$673,421	669,212

Internet — 1.0%
Atlantic Broadband Financial LLC 9.750% 10/04/19	2,000,000	2,085,000

Machinery – Diversified — 0.4%
Intelligrated, Inc. 10.500% 12/31/19	902,464	897,951

TOTAL BANK LOANS (Cost $3,534,367)		3,652,163

CORPORATE DEBT — 92.7%
Advertising — 0.4%
inVentiv Health, Inc. (c) 10.000% 8/15/18	1,130,000	932,250

Aerospace & Defense — 2.8%
AAR Corp. (c) 7.250% 1/15/22	2,300,000	2,277,000
DAE Aviation Holdings, Inc. (c) 11.250% 8/01/15	1,475,000	1,519,250
Ducommun, Inc. 9.750% 7/15/18	2,265,000	2,344,275

		6,140,525

Agriculture — 0.6%
American Rock Salt Co. LLC/American Rock Capital Corp. (c) 8.250% 5/01/18	1,640,000	1,410,400

Apparel — 1.5%
Perry Ellis International, Inc. 7.875% 4/01/19	3,130,000	3,196,513

	Principal Amount	Value
Auto Parts & Equipment — 1.1%
Affinia Group, Inc. 9.000% 11/30/14	$2,260,000	$2,296,725

Automotive & Parts — 6.2%
Accuride Corp. 9.500% 8/01/18	2,340,000	2,360,475
American Axle & Manufacturing, Inc. 7.875% 3/01/17	1,595,000	1,654,813
Cooper Tire & Rubber Co. 8.000% 12/15/19	760,000	814,150
Cooper-Standard Automotive, Inc. 8.500% 5/01/18	1,300,000	1,402,375
International Automotive Components Group SA (c) 9.125% 6/01/18	2,895,000	2,674,256
Meritor, Inc. STEP 4.625% 3/01/26	2,115,000	1,840,050
Pittsburgh Glass Works LLC (c) 8.500% 4/15/16	1,085,000	1,009,050
Titan International, Inc. 7.875% 10/01/17	850,000	879,750
Tomkins LLC/Tomkins, Inc. 9.000% 10/01/18	685,000	761,206

		13,396,125

Banks — 3.0%
Ally Financial, Inc. 6.750% 12/01/14	670,000	722,763
Ally Financial, Inc. 8.000% 11/01/31	2,175,000	2,604,562
CIT Group, Inc. 5.250% 3/15/18	3,035,000	3,213,306

		6,540,631

Building Materials — 1.7%
Interline Brands, Inc. 7.000% 11/15/18	1,220,000	1,296,250
Isabelle Acquisition Sub, Inc. (c) (d) 10.000% 11/15/18	1,045,000	1,081,575
Roofing Supply Group LLC/Roofing Supply Finance, Inc. (c) 10.000% 6/01/20	1,170,000	1,254,825

		3,632,650

Chemicals — 3.1%
Georgia Gulf Corp. (c) 9.000% 1/15/17	850,000	958,375
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 9.000% 11/15/20	260,000	219,700
Ineos Finance PLC (c) 7.500% 5/01/20	600,000	609,000

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ineos Finance PLC (c) 8.375% 2/15/19	$2,610,000	$2,701,350
Omnova Solutions, Inc. 7.875% 11/01/18	2,075,000	2,108,719

		6,597,144

Coal — 0.3%
CONSOL Energy, Inc. 8.250% 4/01/20	560,000	595,000

Commercial Services — 1.3%
Rent-A-Center, Inc. 6.625% 11/15/20	880,000	949,300
RR Donnelley & Sons Co. 7.250% 5/15/18	415,000	410,850
RSC Equipment Rental, Inc./RSC Holdings III LLC 8.250% 2/01/21	1,300,000	1,410,500

		2,770,650

Diversified Financial — 3.0%
American General Finance Corp. 6.500% 9/15/17	1,170,000	950,625
Community Choice Financial, Inc. (c) 10.750% 5/01/19	2,390,000	2,366,100
International Lease Finance Corp. 4.875% 4/01/15	1,575,000	1,598,912
International Lease Finance Corp. 5.875% 4/01/19	640,000	665,457
International Lease Finance Corp. 8.625% 9/15/15	700,000	789,250

		6,370,344

Electric — 1.5%
Atlantic Power Corp. (c) 9.000% 11/15/18	1,675,000	1,746,188
NRG Energy, Inc. 8.250% 9/01/20	1,380,000	1,486,950

		3,233,138

Electrical Components & Equipment — 0.4%
Anixter, Inc. 5.625% 5/01/19	750,000	778,125

Entertainment — 0.9%
Jacobs Entertainment, Inc. 9.750% 6/15/14	1,035,000	1,009,125
Vail Resorts, Inc. 6.500% 5/01/19	525,000	565,687
WMG Acquisition Corp. 9.500% 6/15/16	439,000	481,254

		2,056,066

Environmental Controls — 0.2%
Clean Harbors, Inc. (c) 5.250% 8/01/20	520,000	536,250

	Principal Amount	Value
Forest Products & Paper — 1.0%
Xerium Technologies, Inc. 8.875% 6/15/18	$2,525,000	$2,083,125

Hand & Machine Tools — 1.3%
Mcron Finance Sub LLC/Mcron Finance Corp. (c) 8.375% 5/15/19	1,650,000	1,703,625
Thermadyne Holdings Corp. 9.000% 12/15/17	1,094,000	1,132,290

		2,835,915

Health Care – Products — 1.9%
Alere, Inc. 9.000% 5/15/16	3,345,000	3,470,437
Teleflex, Inc. 6.875% 6/01/19	610,000	648,125

		4,118,562

Health Care – Services — 1.5%
HCA, Inc. 7.500% 2/15/22	2,230,000	2,503,175
HEALTHSOUTH Corp. 7.250% 10/01/18	600,000	650,250

		3,153,425

Household Products — 1.9%
Armored Autogroup, Inc. (c) 9.500% 11/01/18	1,167,000	1,040,089
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 8.500% 5/15/18	925,000	931,938
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 9.750% 4/15/19	2,175,000	2,213,062

		4,185,089

Investment Companies — 1.4%
PBF Holding Co. LLC/PBF Finance Corp. (c) 8.250% 2/15/20	2,815,000	2,934,638

Leisure Time — 4.5%
Brunswick Corp. 7.125% 8/01/27	3,013,000	3,009,234
Brunswick Corp. 7.375% 9/01/23	650,000	652,438
Carlson Wagonlit BV (c) 6.875% 6/15/19	1,785,000	1,843,012
Sabre Holdings Corp. 8.350% 3/15/16	4,419,000	4,275,382

		9,780,066

Lodging — 1.5%
MGM Mirage 7.625% 1/15/17	1,040,000	1,064,700

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
MGM Resorts International (c) 8.625% 2/01/19	$1,355,000	$1,434,606
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (c) 5.375% 3/15/22	635,000	636,588

		3,135,894

Machinery – Diversified — 1.3%
Welltec A/S (c) 8.000% 2/01/19	2,950,000	2,846,750

Manufacturing — 3.9%
Bombardier, Inc. (c) 5.750% 3/15/22	1,275,000	1,281,375
Griffon Corp. 7.125% 4/01/18	2,375,000	2,481,875
JB Poindexter & Co., Inc. (c) 9.000% 4/01/22	2,150,000	2,144,625
Polypore International, Inc. 7.500% 11/15/17	1,445,000	1,546,150
Trimas Corp. 9.750% 12/15/17	880,000	981,200

		8,435,225

Media — 5.1%
Cequel Communications Holdings I LLC/Cequel Capital Corp. (c) 8.625% 11/15/17	3,385,000	3,647,337
Clear Channel Worldwide Holdings, Inc. (c) 7.625% 3/15/20	260,000	243,750
Harron Communications LP/Harron Finance Corp. (c) 9.125% 4/01/20	1,610,000	1,722,700
Mediacom LLC/Mediacom Capital Corp. 9.125% 8/15/19	1,405,000	1,552,525
Nara Cable Funding Ltd. (c) 8.875% 12/01/18	2,325,000	2,046,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc. 8.875% 4/15/17	1,600,000	1,696,000

		10,908,312

Metal Fabricate & Hardware — 0.4%
Mueller Water Products, Inc. 7.375% 6/01/17	770,000	781,550

Mining — 1.4%
FMG Resources Property Ltd. (c) 7.000% 11/01/15	1,175,000	1,204,375
FMG Resources Property Ltd. (c) 8.250% 11/01/19	700,000	736,750
Kaiser Aluminum Corp. (c) 8.250% 6/01/20	1,110,000	1,154,400

		3,095,525

	Principal Amount	Value
Oil & Gas — 14.5%
Alta Mesa Holdings/Alta Mesa Finance Services Corp. 9.625% 10/15/18	$3,644,000	$3,653,110
Aurora USA Oil & Gas, Inc. (c) 9.875% 2/15/17	2,720,000	2,835,600
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	1,980,000	2,049,300
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.375% 5/01/19	500,000	517,500
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc. (c) 6.625% 11/15/19	680,000	618,800
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 9.000% 4/01/15	450,000	478,125
Coffeyville Resources LLC/Coffeyville Finance, Inc. (c) 10.875% 4/01/17	1,100,000	1,223,750
Halcon Resources Corp. (c) 9.750% 7/15/20	1,570,000	1,597,475
Hercules Offshore, Inc. (c) 10.250% 4/01/19	1,240,000	1,205,900
Hilcorp Energy I LP/Hilcorp Finance Co. (c) 7.625% 4/15/21	3,070,000	3,346,300
Kodiak Oil & Gas Corp. (c) 8.125% 12/01/19	510,000	543,150
MEG Energy Corp. (c) 6.500% 3/15/21	725,000	752,187
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.500% 12/01/17	2,370,000	2,577,375
PetroBakken Energy Ltd. (c) 8.625% 2/01/20	1,300,000	1,306,500
Precision Drilling Corp. 6.625% 11/15/20	395,000	411,788
Resolute Energy Corp. (c) 8.500% 5/01/20	1,250,000	1,275,000
Samson Investment Co. (c) 9.750% 2/15/20	970,000	1,006,375
Sandridge Energy, Inc. (c) 8.000% 6/01/18	1,170,000	1,216,800
SM Energy Co. (c) 6.500% 1/01/23	1,235,000	1,259,700
Unit Corp. 6.625% 5/15/21	1,070,000	1,061,975
Venoco, Inc. 8.875% 2/15/19	2,435,000	2,240,200

		31,176,910

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Packaging & Containers — 3.1%
Sealed Air Corp. (c) 6.875% 7/15/33	$2,334,000	$2,252,310
Sealed Air Corp. (c) 8.125% 9/15/19	1,205,000	1,352,612
Sealed Air Corp. (c) 8.375% 9/15/21	693,000	790,020
Tekni-Plex, Inc. (c) 9.750% 6/01/19	2,135,000	2,220,400

		6,615,342

Pharmaceuticals — 2.6%
Mylan, Inc. (c) 6.000% 11/15/18	1,230,000	1,325,325
Valeant Pharmaceuticals International (c) 6.750% 10/01/17	375,000	399,375
Valeant Pharmaceuticals International (c) 6.875% 12/01/18	600,000	633,750
Valeant Pharmaceuticals International (c) 7.000% 10/01/20	800,000	826,000
Warner Chilcott Corp. LLC 7.750% 9/15/18	2,225,000	2,405,781

		5,590,231

Pipelines — 1.7%
Everest Acquisition LLC/Everest Acquisition Finance, Inc. (c) 9.375% 5/01/20	2,250,000	2,421,563
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/01/21	1,240,000	1,308,200

		3,729,763

Retail — 2.6%
Fiesta Restaurant Group, Inc. 8.875% 8/15/16	1,490,000	1,568,225
Landry’s, Inc. (c) 9.375% 5/01/20	1,850,000	1,930,937
The Pantry, Inc. (c) (d) 8.375% 8/01/20	1,080,000	1,097,550
Sally Holdings LLC/Sally Capital, Inc. 6.875% 11/15/19	835,000	932,069

		5,528,781

Savings & Loans — 0.0%
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. (e) 9.750% 4/01/17	1,805,000	9,025

Software — 6.3%
Audatex North America, Inc. (c) 6.750% 6/15/18	2,700,000	2,882,250
EVERTEC LLC/EVERTEC Finance Corp. (c) 11.000% 10/01/18	1,010,000	1,065,550

	Principal Amount	Value
EVERTEC, Inc. 11.000% 10/01/18	$4,310,000	$4,590,150
Fidelity National Information Services, Inc. 7.875% 7/15/20	670,000	755,425
First Data Corp. (c) 7.375% 6/15/19	1,915,000	1,998,781
First Data Corp. 12.625% 1/15/21	865,000	873,650
Sophia LP/Sophia Finance, Inc. (c) 9.750% 1/15/19	1,300,000	1,410,500

		13,576,306

Storage & Warehousing — 0.5%
Niska Gas Storage US LLC/Niska Gas Storage Canada LLC 8.875% 3/15/18	1,005,000	1,013,794

Telecommunications — 3.8%
CPI International, Inc. 8.000% 2/15/18	1,316,000	1,237,040
Frontier Communications Corp. 9.250% 7/01/21	1,655,000	1,820,500
Sprint Capital Corp. 6.900% 5/01/19	1,265,000	1,296,625
Sprint Nextel Corp. (c) 11.500% 11/15/21	1,323,000	1,587,600
ViaSat, Inc. 8.875% 9/15/16	1,265,000	1,353,550
Windstream Corp. 7.500% 6/01/22	780,000	815,100

		8,110,415

Transportation — 2.5%
CHC Helicopter SA 9.250% 10/15/20	3,265,000	3,330,300
Quality Distribution LLC/QD Capital Corp. 9.875% 11/01/18	1,985,000	2,143,800

		5,474,100

TOTAL CORPORATE DEBT (Cost $193,892,781)		199,601,279

TOTAL BONDS & NOTES (Cost $197,427,148)		203,253,442

TOTAL LONG-TERM INVESTMENTS (Cost $199,540,739)		203,889,787

The accompanying notes are an integral part of the financial statements.

MassMutual Premier High Yield Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 5.1%
Time Deposits — 5.1%
Euro Time Deposit 0.010% 8/01/12	$10,953,077	$10,953,077

TOTAL SHORT-TERM INVESTMENTS (Cost $10,953,077)		10,953,077

TOTAL INVESTMENTS — 99.8% (Cost $210,493,816) (f)		214,842,864

Other Assets/(Liabilities) — 0.2%		505,403

NET ASSETS — 100.0%		$215,348,267

Notes to Portfolio of Investments

STEP	Step Up Bond
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $90,556,674 or 42.05% of net assets.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2012, these securities amounted to a value of $9,025 or 0.00% of net assets.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 97.5%

CORPORATE DEBT — 31.9%
Banks — 13.2%
Eurofima AUD (a) 6.000% 1/28/14	225,000	$243,920
KFW JPY (a) 2.050% 2/16/26	140,000,000	1,986,441
Landwirtschaftliche Rentenbank JPY (a) 1.500% 6/20/14	30,000,000	393,660
Rabobank Nederland NV GBP (a) 4.000% 9/10/15	550,000	928,678
Rabobank Nederland NV EUR (a) 4.250% 4/22/14	1,030,000	1,339,429
Skandinaviska Enskilda Banken AB EUR (a) 2.500% 9/01/15	400,000	509,760
Swedbank Hypotek AB EUR (a) 2.500% 6/15/15	200,000	258,596
Swedish Covered Bond Corp. EUR (a) 3.000% 2/03/15	200,000	260,584

		5,921,068

Diversified Financial — 3.0%
German Postal Pensions Securitisation PLC EUR (a) 3.375% 1/18/16	1,000,000	1,330,776

Multi-National — 12.8%
Asian Development Bank JPY (a) 2.350% 6/21/27	100,000,000	1,467,099
European Investment Bank JPY (a) 1.400% 6/20/17	120,000,000	1,609,384
European Investment Bank EUR (a) 4.000% 10/15/37	400,000	566,525
International Bank for Reconstruction & Development, Class E GBP (a) 5.400% 6/07/21	400,000	823,761
Nordic Investment Bank JPY (a) 1.700% 4/27/17	90,000,000	1,243,190

		5,709,959

Oil & Gas — 1.6%
BP Capital Markets PLC GBP (a) (b) 4.325% 12/10/18	400,000	713,353

Telecommunications — 1.3%
Deutsche Telekom International Finance BV EUR (a) 4.250% 7/13/22	200,000	284,070

	Principal Amount	Value
Telstra Corp. Ltd. EUR (a) 4.250% 3/23/20	200,000	$284,108

		568,178

TOTAL CORPORATE DEBT (Cost $13,583,574)		14,243,334

SOVEREIGN DEBT OBLIGATIONS — 65.6%
Agence Francaise de Development JPY (a) 1.800% 6/19/15	100,000,000	1,304,181
Bundesrepublik Deutschland EUR (a) 2.500% 1/04/21	700,000	963,987
Bundesrepublik Deutschland EUR (a) 3.500% 1/04/16	470,000	646,653
Canada Housing Trust No 1 CAD (a) (c) 1.850% 12/15/16	575,000	579,627
Canadian Government Bond CAD (a) 2.000% 12/01/14	400,000	406,749
French Republic EUR (a) 3.250% 4/25/16	550,000	744,202
French Republic EUR (a) 5.750% 10/25/32	950,000	1,687,862
Government of France OAT EUR (a) 3.750% 4/25/21	550,000	774,980
Italy Buoni Poliennali Del Tesoro EUR (a) 2.000% 12/15/12	1,000,000	1,230,855
Japan Government JPY (a) 1.400% 6/20/19	50,000,000	682,900
Japan Government JPY (a) 1.700% 6/20/33	115,000,000	1,486,462
Kingdom of the Netherlands EUR (a) (c) 3.750% 1/15/23	700,000	1,029,272
Mexican Bonos MXN (a) 6.000% 6/18/15	11,000,000	855,910
Mexican Bonos MXN (a) 7.250% 12/15/16	16,500,000	1,356,495
New South Wales Treasury Corp. AUD (a) 5.500% 8/01/14	500,000	549,390
New South Wales Treasury Corp. AUD (a) 5.500% 3/01/17	615,000	705,990
Norway Government Bond NOK (a) 4.250% 5/19/17	6,800,000	1,279,145
Poland Government Bond PLN (a) 4.750% 10/25/16	4,500,000	1,364,608
Poland Government Bond PLN (a) 5.250% 10/25/20	3,300,000	1,021,159

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Province of Ontario Canada CAD (a) 3.150% 9/08/15	1,300,000	$1,358,593
Queensland Treasury Corp. AUD (a) 6.000% 9/14/17	1,450,000	1,699,637
Republic of Austria EUR (a) (c) 4.650% 1/15/18	470,000	690,013
Republic of Austria EUR (Acquired 11/22/10 - 6/03/11, Cost $1,012,738) (a) (c) (d) 3.500% 9/15/21	1,000,000	1,408,316
Republic of Germany EUR (a) 4.750% 7/04/28	400,000	687,941
South Africa Government Bond ZAR (a) 8.000% 12/21/18	14,000,000	1,845,001
Sweden Government Bond SEK (a) 3.000% 7/12/16	7,000,000	1,106,994
United Kingdom Gilt GBP (a) 4.500% 9/07/34	910,000	1,868,892

		29,335,814

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $28,757,686)		29,335,814

TOTAL BONDS & NOTES (Cost $42,341,260)		43,579,148

TOTAL LONG-TERM INVESTMENTS (Cost $42,341,260)		43,579,148

SHORT-TERM INVESTMENTS — 1.6%
Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (e)	$713,069	713,069

TOTAL SHORT-TERM INVESTMENTS (Cost $713,069)		713,069

TOTAL INVESTMENTS — 99.1% (Cost $43,054,329) (f)		44,292,217

Other Assets/(Liabilities) — 0.9%		412,281

NET ASSETS — 100.0%		$44,704,498

Notes to Portfolio of Investments

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krona
ZAR	South African Rand
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2012, these securities amounted to a value of $713,353 or 1.60% of net assets.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $3,707,228 or 8.29% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $1,408,316 or 3.15% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	Maturity value of $713,069. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $732,085.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 53.0%

COMMON STOCK — 53.0%
Advertising — 0.1%
The Interpublic Group of Companies, Inc.	7,733	$76,325
Omnicom Group, Inc.	698	35,025

		111,350

Aerospace & Defense — 1.2%
The Boeing Co.	3,696	273,171
General Dynamics Corp.	2,148	136,269
L-3 Communications Holdings, Inc.	1,644	116,543
Lockheed Martin Corp.	2,261	201,839
Northrop Grumman Corp.	2,323	153,783
Raytheon Co.	2,896	160,670
Rockwell Collins, Inc.	457	23,111
United Technologies Corp.	4,572	340,340

		1,405,726

Agriculture — 1.5%
Altria Group, Inc.	18,141	652,532
Archer-Daniels-Midland Co.	5,526	144,173
Lorillard, Inc.	653	84,002
Philip Morris International, Inc.	9,196	840,882
Reynolds American, Inc.	2,344	108,457

		1,830,046

Airlines — 0.1%
Southwest Airlines Co.	9,966	91,588

Apparel — 0.1%
Nike, Inc. Class B	351	32,766
Ralph Lauren Corp.	170	24,538
VF Corp.	350	52,255

		109,559

Auto Manufacturers — 0.1%
Ford Motor Co.	18,662	172,437
Paccar, Inc.	34	1,360

		173,797

Automotive & Parts — 0.0%
BorgWarner, Inc. (a)	100	6,710
The Goodyear Tire & Rubber Co. (a)	2,861	32,759
Johnson Controls, Inc.	205	5,053

		44,522

Banks — 3.0%
Banco Santander Chile Sponsored ADR (Chile)	4,100	308,156
Bank of America Corp.	58,442	428,964
Bank of New York Mellon Corp.	5,495	116,934
BB&T Corp.	5,612	176,048
Capital One Financial Corp.	2,175	122,866
Comerica, Inc.	1,624	49,061

	Number of Shares	Value
Fifth Third Bancorp	9,021	$124,670
First Horizon National Corp.	80	658
Huntington Bancshares, Inc.	12,710	78,993
KeyCorp	11,272	89,951
M&T Bank Corp.	561	48,156
Northern Trust Corp.	1,261	57,249
PNC Financial Services Group, Inc.	2,445	144,500
Regions Financial Corp.	10,743	74,771
State Street Corp.	3,185	128,610
SunTrust Banks, Inc.	3,400	80,410
U.S. Bancorp	13,629	456,572
Wells Fargo & Co.	33,564	1,134,799
Zions Bancorp	649	11,812

		3,633,180

Beverages — 1.0%
Brown-Forman Corp. Class B	341	31,904
The Coca-Cola Co. (a)	7,812	631,210
Coca-Cola Enterprises, Inc.	485	14,220
Constellation Brands, Inc. Class A (a)	2,322	65,504
Dr. Pepper Snapple Group, Inc.	910	41,478
Molson Coors Brewing Co. Class B	936	39,611
Monster Beverage Corp. (a)	900	59,823
PepsiCo, Inc.	4,592	333,976

		1,217,726

Biotechnology — 0.6%
Alexion Pharmaceuticals, Inc. (a)	100	10,485
Amgen, Inc.	5,505	454,713
Biogen Idec, Inc. (a)	1,144	166,830
Celgene Corp. (a)	1,099	75,238
Life Technologies Corp. (a)	371	16,279

		723,545

Building Materials — 0.0%
Masco Corp.	4,594	55,266

Chemicals — 1.1%
Air Products & Chemicals, Inc.	210	16,890
Airgas, Inc.	193	15,309
CF Industries Holdings, Inc.	995	194,781
The Dow Chemical Co.	6,793	195,503
E.I. du Pont de Nemours & Co.	4,071	202,329
Eastman Chemical Co.	794	41,510
Ecolab, Inc.	24	1,571
International Flavors & Fragrances, Inc.	73	4,069
Monsanto Co.	2,899	248,212
The Mosaic Co.	500	29,055
PPG Industries, Inc.	1,014	110,992
Praxair, Inc.	834	86,536
The Sherwin-Williams Co.	747	100,360
Sigma-Aldrich Corp.	249	17,231

		1,264,348

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coal — 0.0%
Alpha Natural Resources, Inc. (a)	162	$1,135
CONSOL Energy, Inc.	257	7,448
Peabody Energy Corp.	459	9,584

		18,167

Commercial Services — 1.3%
Apollo Group, Inc. Class A (a)	5,660	153,952
Automatic Data Processing, Inc.	1,721	97,322
DeVry, Inc.	3,073	60,323
Donnelley (R.R.) & Sons Co.	4,634	56,164
Equifax, Inc.	1,336	62,578
H&R Block, Inc.	7,542	121,652
Iron Mountain, Inc.	799	25,736
MasterCard, Inc. Class A	295	128,788
McKesson Corp.	2,041	185,180
Moody’s Corp.	435	17,631
Paychex, Inc.	913	29,846
Quanta Services, Inc. (a)	1,324	30,439
Robert Half International, Inc.	335	9,048
SAIC, Inc.	3,286	38,019
Total System Services, Inc.	5,921	140,032
Visa, Inc. Class A	2,200	283,954
Western Union Co.	4,607	80,300

		1,520,964

Computers — 4.3%
Accenture PLC Class A	2,800	168,840
Apple, Inc. (a)	4,808	2,936,534
Cognizant Technology Solutions Corp. Class A (a)	59	3,349
Computer Sciences Corp.	2,675	65,858
Dell, Inc. (a)	10,294	122,293
EMC Corp. (a)	6,953	182,238
Hewlett-Packard Co.	13,563	247,389
International Business Machines Corp.	5,030	985,779
Lexmark International, Inc. Class A	6,504	113,755
NetApp, Inc. (a)	209	6,828
SanDisk Corp. (a)	50	2,057
Seagate Technology PLC	4,400	132,088
Teradata Corp. (a)	998	67,485
Western Digital Corp. (a)	2,231	88,727

		5,123,220

Cosmetics & Personal Care — 0.7%
Avon Products, Inc.	2,909	45,060
Colgate-Palmolive Co.	1,553	166,730
The Estee Lauder Cos., Inc. Class A	696	36,457
The Procter & Gamble Co.	8,633	557,174

		805,421

Distribution & Wholesale — 0.1%
Fastenal Co.	370	15,955
Genuine Parts Co.	936	59,932
W.W. Grainger, Inc.	4	819

		76,706

	Number of Shares	Value
Diversified Financial — 2.0%
American Express Co.	4,788	$276,316
Ameriprise Financial, Inc.	1,195	61,805
BlackRock, Inc.	690	117,479
The Charles Schwab Corp.	122	1,541
Citigroup, Inc.	11,784	319,700
CME Group, Inc.	1,455	75,820
Discover Financial Services	4,295	154,448
E*TRADE Financial Corp. (a)	93	710
Federated Investors, Inc. Class B	3,761	75,634
Franklin Resources, Inc.	256	29,427
The Goldman Sachs Group, Inc.	1,838	185,454
IntercontinentalExchange, Inc. (a)	184	24,145
Invesco Ltd.	2,323	51,408
JP Morgan Chase & Co.	24,765	891,540
Legg Mason, Inc.	347	8,508
Morgan Stanley	1,696	23,167
The NASDAQ OMX Group, Inc.	722	16,389
NYSE Euronext	236	6,013
SLM Corp.	2,518	40,263
T. Rowe Price Group, Inc.	786	47,750

		2,407,517

Electric — 1.9%
The AES Corp. (a)	12,177	146,855
Ameren Corp.	1,572	53,778
American Electric Power Co., Inc.	2,496	105,431
CenterPoint Energy, Inc.	4,435	93,401
CMS Energy Corp.	2,510	61,897
Consolidated Edison, Inc.	1,409	90,881
Dominion Resources, Inc.	1,262	68,539
DTE Energy Co.	1,312	80,517
Duke Energy Corp.	2,686	182,057
Edison International	1,334	61,604
Entergy Corp.	811	58,935
Exelon Corp.	1,423	55,668
FirstEnergy Corp.	2,666	133,887
Integrys Energy Group, Inc.	361	21,855
NextEra Energy, Inc.	2,936	208,162
Northeast Utilities	1,022	40,757
NRG Energy, Inc.	1,320	26,162
Pepco Holdings, Inc.	998	19,920
PG&E Corp.	1,923	88,766
Pinnacle West Capital Corp.	650	34,801
PPL Corp.	4,784	138,258
Public Service Enterprise Group, Inc.	3,509	116,639
SCANA Corp.	772	37,959
The Southern Co.	3,534	170,162
TECO Energy, Inc.	798	14,516
Wisconsin Energy Corp.	1,096	44,651
Xcel Energy, Inc.	2,845	83,359

		2,239,417

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Electrical Components & Equipment — 0.1%
Emerson Electric Co.	543	$25,939
Molex, Inc.	1,409	35,394

		61,333

Electronics — 0.1%
Agilent Technologies, Inc.	1,573	60,230
Amphenol Corp. Class A	636	37,448
FLIR Systems, Inc.	35	716
Jabil Circuit, Inc.	502	10,893
PerkinElmer, Inc.	524	13,388
TE Connectivity Ltd.	1,100	36,311
Waters Corp. (a)	60	4,649

		163,635

Engineering & Construction — 0.0%
Fluor Corp.	447	22,162
Jacobs Engineering Group, Inc. (a)	224	8,640

		30,802

Entertainment — 0.1%
International Game Technology	5,310	60,109

Environmental Controls — 0.2%
Republic Services, Inc.	3,287	95,093
Stericycle, Inc. (a)	87	8,078
Waste Management, Inc.	4,845	166,668

		269,839

Foods — 1.2%
Campbell Soup Co.	3,065	101,482
ConAgra Foods, Inc.	2,384	58,861
Dean Foods Co. (a)	13,510	167,119
General Mills, Inc.	2,994	115,868
H.J. Heinz Co.	2,035	112,352
The Hershey Co.	419	30,059
Hormel Foods Corp.	994	27,743
The J.M. Smucker Co.	34	2,611
Kellogg Co.	835	39,829
Kraft Foods, Inc. Class A	5,421	215,268
The Kroger Co.	5,134	113,821
McCormick & Co., Inc.	473	28,796
Safeway, Inc.	11,621	180,707
Sysco Corp.	1,166	34,269
Tyson Foods, Inc. Class A	13,920	208,939
Whole Foods Market, Inc.	536	49,194

		1,486,918

Forest Products & Paper — 0.1%
International Paper Co.	1,207	39,601
MeadWestvaco Corp.	1,707	48,479

		88,080

Gas — 0.1%
AGL Resources, Inc.	16	648
NiSource, Inc.	1,372	35,109
Sempra Energy	1,202	84,633

		120,390

	Number of Shares	Value
Hand & Machine Tools — 0.0%
Snap-on, Inc.	85	$5,761
Stanley Black & Decker, Inc.	342	22,877

		28,638

Health Care – Products — 1.5%
Baxter International, Inc.	2,022	118,307
Becton, Dickinson & Co.	1,102	83,432
Boston Scientific Corp. (a)	8,221	42,503
C.R. Bard, Inc.	804	78,197
CareFusion Corp. (a)	1,948	47,551
Covidien PLC	600	33,528
Intuitive Surgical, Inc. (a)	114	54,891
Johnson & Johnson	11,399	789,039
Medtronic, Inc.	5,569	219,530
St. Jude Medical, Inc.	898	33,549
Stryker Corp.	1,859	96,724
Varian Medical Systems, Inc. (a)	174	9,497
Zimmer Holdings, Inc.	3,124	184,097

		1,790,845

Health Care – Services — 0.7%
Aetna, Inc.	1,994	71,904
Cigna Corp.	859	34,600
Coventry Health Care, Inc.	176	5,866
DaVita, Inc. (a)	373	36,711
Humana, Inc.	1,155	71,148
Laboratory Corporation of America Holdings (a)	161	13,538
Quest Diagnostics, Inc.	635	37,103
Tenet Healthcare Corp. (a)	517	2,389
Thermo Fisher Scientific, Inc.	498	27,724
UnitedHealth Group, Inc.	8,181	417,967
WellPoint, Inc.	1,858	99,013

		817,963

Holding Company – Diversified — 0.0%
Leucadia National Corp.	936	20,292

Home Builders — 0.2%
D.R. Horton, Inc.	4,659	82,138
Lennar Corp. Class A	1,300	37,973
PulteGroup, Inc. (a)	6,974	78,806

		198,917

Home Furnishing — 0.0%
Harman International Industries, Inc.	474	19,126
Whirlpool Corp.	354	23,916

		43,042

Household Products — 0.2%
Avery Dennison Corp.	282	8,683
Beam, Inc.	873	54,894
The Clorox Co.	447	32,501
Kimberly-Clark Corp.	2,060	179,035

		275,113

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Housewares — 0.0%
Newell Rubbermaid, Inc.	1,483	$26,175

Insurance — 2.2%
ACE Ltd.	2,500	183,750
Aflac, Inc.	2,545	111,420
The Allstate Corp.	3,286	112,710
American International Group, Inc. (a)	4,711	147,313
Aon PLC	736	36,211
Assurant, Inc.	3,210	116,234
Berkshire Hathaway, Inc. Class B (a)	7,833	664,552
The Chubb Corp.	1,964	142,763
Cincinnati Financial Corp.	2,924	110,644
Genworth Financial, Inc. Class A (a)	55	277
The Hartford Financial Services Group, Inc.	3,890	63,991
Lincoln National Corp.	3,858	77,353
Loews Corp.	934	36,977
Marsh & McLennan Cos., Inc.	2,130	70,737
MetLife, Inc.	5,529	170,127
Principal Financial Group, Inc.	1,635	41,840
The Progressive Corp.	2,734	53,969
Prudential Financial, Inc.	1,735	83,766
Torchmark Corp.	3,120	155,220
The Travelers Cos., Inc.	2,763	173,102
Unum Group	2,335	44,108
XL Group PLC	897	18,523

		2,615,587

Internet — 0.9%
Akamai Technologies, Inc. (a)	310	10,906
Amazon.com, Inc. (a)	6	1,400
eBay, Inc. (a)	2,065	91,479
Expedia, Inc.	2,073	118,140
F5 Networks, Inc. (a)	160	14,941
Google, Inc. Class A (a)	844	534,227
Netflix, Inc. (a)	216	12,280
Priceline.com, Inc. (a)	174	115,143
Symantec Corp. (a)	2,179	34,319
TripAdvisor, Inc. (a)	73	2,731
VeriSign, Inc. (a)	2,289	101,677
Yahoo!, Inc. (a)	5,034	79,738

		1,116,981

Iron & Steel — 0.1%
Allegheny Technologies, Inc.	19	571
Cliffs Natural Resources, Inc.	3,960	161,924
Nucor Corp.	261	10,231
United States Steel Corp.	67	1,384

		174,110

Leisure Time — 0.1%
Carnival Corp.	1,473	49,021
Harley-Davidson, Inc.	1,108	47,899

		96,920

	Number of Shares	Value
Lodging — 0.2%
Marriott International, Inc. Class A	3,313	$120,659
Starwood Hotels & Resorts Worldwide, Inc.	560	30,324
Wyndham Worldwide Corp.	1,722	89,630
Wynn Resorts Ltd.	229	21,469

		262,082

Machinery – Construction & Mining — 0.2%
Caterpillar, Inc.	1,930	162,525
Ingersoll-Rand PLC	2,900	122,989
Joy Global, Inc.	100	5,194

		290,708

Machinery – Diversified — 0.3%
Cummins, Inc.	833	79,885
Deere & Co.	1,181	90,724
Eaton Corp.	208	9,119
Flowserve Corp.	387	46,432
Rockwell Automation, Inc.	236	15,897
Roper Industries, Inc.	774	76,974
Xylem, Inc.	701	16,810

		335,841

Manufacturing — 2.2%
3M Co.	3,425	312,463
Cooper Industries PLC	700	50,316
Danaher Corp.	1,572	83,017
Dover Corp.	303	16,505
General Electric Co.	69,286	1,437,685
Honeywell International, Inc.	4,975	288,799
Illinois Tool Works, Inc.	1,560	84,770
Leggett & Platt, Inc.	695	16,110
Pall Corp.	461	24,622
Parker Hannifin Corp.	760	61,043
Textron, Inc.	4,485	116,834
Tyco International Ltd.	2,300	126,362

		2,618,526

Media — 2.2%
Cablevision Systems Corp. Class A	5,000	76,700
CBS Corp. Class B	2,470	82,646
Comcast Corp. Class A	18,481	601,557
DIRECTV Class A (a)	3,086	153,251
Discovery Communications, Inc. Series A (a)	600	30,378
Gannett Co., Inc.	14,207	200,461
The McGraw-Hill Cos., Inc.	1,209	56,775
News Corp. Class A	14,421	331,971
Scripps Networks Interactive Class A	1,724	92,837
Time Warner Cable, Inc.	2,068	175,635
Time Warner, Inc.	5,388	210,779
Viacom, Inc. Class B	3,390	158,347
The Walt Disney Co.	8,082	397,149
The Washington Post Co. Class B	91	30,803

		2,599,289

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp.	399	$62,068

Mining — 0.2%
Alcoa, Inc.	5,746	48,669
Freeport-McMoRan Copper & Gold, Inc.	3,248	109,360
Newmont Mining Corp.	84	3,735
Titanium Metals Corp.	73	851
Vulcan Materials Co.	1,098	42,537

		205,152

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	14,899	199,051
Xerox Corp.	16,873	116,930

		315,981

Oil & Gas — 4.8%
Anadarko Petroleum Corp.	17	1,180
Apache Corp.	1,058	91,115
Cabot Oil & Gas Corp.	396	16,707
Chesapeake Energy Corp.	398	7,490
Chevron Corp.	13,840	1,516,587
ConocoPhillips	10,710	583,052
Denbury Resources, Inc. (a)	1,485	22,453
Devon Energy Corp.	1,417	83,773
Diamond Offshore Drilling, Inc.	1,785	116,775
Ensco PLC Class A	1,800	97,794
EOG Resources, Inc.	91	8,919
EQT Corp.	69	3,892
Exxon Mobil Corp.	23,929	2,078,234
Helmerich & Payne, Inc.	840	39,060
Hess Corp.	747	35,229
Marathon Oil Corp.	3,685	97,542
Marathon Petroleum Corp.	1,842	87,127
Murphy Oil Corp.	822	44,109
Nabors Industries Ltd. (a)	1,099	15,210
Newfield Exploration Co. (a)	100	3,053
Noble Corp. (a)	100	3,700
Noble Energy, Inc.	23	2,011
Occidental Petroleum Corp.	3,830	333,325
Phillips 66	4,205	158,108
Pioneer Natural Resources Co.	43	3,811
QEP Resources, Inc.	98	2,943
Range Resources Corp.	99	6,197
Rowan Companies PLC Class A (a)	309	10,855
Southwestern Energy Co. (a)	300	9,975
Sunoco, Inc.	3,385	163,123
Tesoro Corp. (a)	2,786	77,033
Valero Energy Corp.	2,810	77,275
WPX Energy, Inc. (a)	677	10,798

		5,808,455

Oil & Gas Services — 0.4%
Baker Hughes, Inc.	1,774	82,172

	Number of Shares	Value
Cameron International Corp. (a)	37	$1,860
FMC Technologies, Inc. (a)	272	12,272
Halliburton Co.	1,171	38,795
National Oilwell Varco, Inc.	3,309	239,241
Schlumberger Ltd.	1,595	113,660

		488,000

Packaging & Containers — 0.1%
Ball Corp.	1,120	46,547
Bemis Co., Inc.	2,677	82,318
Owens-Illinois, Inc. (a)	322	5,941
Sealed Air Corp.	47	761

		135,567

Pharmaceuticals — 3.4%
Abbott Laboratories	8,504	563,900
Allergan, Inc.	1,061	87,076
AmerisourceBergen Corp.	2,660	105,602
Bristol-Myers Squibb Co.	9,612	342,187
Cardinal Health, Inc.	1,955	84,241
DENTSPLY International, Inc.	261	9,485
Eli Lilly & Co.	9,207	405,384
Express Scripts Holding Co. (a)	3,545	205,397
Forest Laboratories, Inc. (a)	2,434	81,661
Gilead Sciences, Inc. (a)	1,926	104,640
Hospira, Inc. (a)	24	834
Mead Johnson Nutrition Co.	624	45,527
Merck & Co., Inc.	16,529	730,086
Mylan, Inc. (a)	859	19,783
Patterson Cos., Inc.	661	22,540
Pfizer, Inc.	54,057	1,299,530
Watson Pharmaceuticals, Inc. (a)	361	28,097

		4,135,970

Pipelines — 0.3%
Kinder Morgan, Inc.	2,460	88,093
ONEOK, Inc.	800	35,608
Spectra Energy Corp.	1,171	35,938
The Williams Cos., Inc.	8,033	255,369

		415,008

Real Estate — 0.0%
CBRE Group, Inc. (a)	98	1,527

Real Estate Investment Trusts (REITS) — 0.7%
American Tower Corp.	1,398	101,089
Apartment Investment & Management Co. Class A	64	1,756
AvalonBay Communities, Inc.	484	71,192
Boston Properties, Inc.	347	38,482
Equity Residential	801	50,711
HCP, Inc.	1,676	79,124
Health Care REIT, Inc.	474	29,497
Host Hotels & Resorts, Inc.	130	1,908
Kimco Realty Corp.	1,410	27,481
Plum Creek Timber Co., Inc.	673	27,317

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Prologis, Inc.	1,216	$39,313
Public Storage	397	59,133
Simon Property Group, Inc.	1,454	233,353
Ventas, Inc.	836	56,221
Vornado Realty Trust	565	47,178
Weyerhaeuser Co.	77	1,798

		865,553

Retail — 3.4%
Abercrombie & Fitch Co. Class A	127	4,293
AutoNation, Inc. (a)	120	4,732
AutoZone, Inc. (a)	216	81,050
Bed Bath & Beyond, Inc. (a)	1,173	71,494
Best Buy Co., Inc.	10,508	190,090
Big Lots, Inc. (a)	470	19,040
CarMax, Inc. (a)	100	2,783
Chipotle Mexican Grill, Inc. (a)	120	35,080
Coach, Inc.	1,484	73,206
Costco Wholesale Corp.	1,198	115,224
CVS Caremark Corp.	8,413	380,688
Darden Restaurants, Inc.	173	8,854
Dollar Tree, Inc. (a)	860	43,292
Family Dollar Stores, Inc.	47	3,106
GameStop Corp. Class A	9,561	153,167
The Gap, Inc.	2,105	62,076
The Home Depot, Inc.	8,510	444,052
J.C. Penney Co., Inc.	96	2,161
Kohl’s Corp.	1,461	72,641
Limited Brands, Inc.	760	36,138
Lowe’s Cos., Inc.	6,829	173,252
Macy’s, Inc.	2,140	76,698
McDonald’s Corp.	2,665	238,144
Nordstrom, Inc.	711	38,493
O’Reilly Automotive, Inc. (a)	1,574	134,955
Ross Stores, Inc.	1,596	106,038
Sears Holdings Corp. (a)	711	35,187
Staples, Inc.	4,983	63,483
Starbucks Corp.	1,795	81,278
Target Corp.	3,467	210,273
Tiffany & Co.	11	604
The TJX Cos., Inc.	4,640	205,459
Urban Outfitters, Inc. (a)	60	1,833
Wal-Mart Stores, Inc.	9,053	673,815
Walgreen Co.	3,706	134,750
Yum! Brands, Inc.	836	54,206

		4,031,635

Savings & Loans — 0.0%
Hudson City Bancorp, Inc.	3,735	23,717
People’s United Financial, Inc.	1,059	12,136

		35,853

Semiconductors — 1.2%
Advanced Micro Devices, Inc. (a)	4,890	19,853
Altera Corp.	197	6,984

	Number of Shares	Value
Analog Devices, Inc.	1,459	$57,018
Applied Materials, Inc.	5,767	62,803
Broadcom Corp. Class A (a)	1,424	48,245
Intel Corp.	33,811	868,943
KLA-Tencor Corp.	1,198	60,990
Lam Research Corp. (a)	1,363	46,901
Linear Technology Corp.	681	21,962
LSI Corp. (a)	5,126	35,369
Microchip Technology, Inc.	124	4,139
Micron Technology, Inc. (a)	1,233	7,657
NVIDIA Corp. (a)	1,785	24,169
Teradyne, Inc. (a)	780	11,474
Texas Instruments, Inc.	2,545	69,326
Xilinx, Inc.	1,361	44,096

		1,389,929

Software — 2.5%
Adobe Systems, Inc. (a)	2,705	83,530
Autodesk, Inc. (a)	547	18,554
BMC Software, Inc. (a)	1,922	76,111
CA, Inc.	6,885	165,722
Cerner Corp. (a)	700	51,744
Citrix Systems, Inc. (a)	1,345	97,755
The Dun & Bradstreet Corp.	549	44,024
Electronic Arts, Inc. (a)	886	9,764
Fidelity National Information Services, Inc.	3,860	121,359
Fiserv, Inc. (a)	747	52,387
Intuit, Inc.	1,489	86,392
Microsoft Corp.	51,841	1,527,754
Oracle Corp.	22,588	682,158
Red Hat, Inc. (a)	124	6,654
Salesforce.com, Inc. (a)	95	11,814

		3,035,722

Telecommunications — 2.7%
AT&T, Inc.	28,670	1,087,167
CenturyLink, Inc.	2,854	118,555
Cisco Systems, Inc.	50,424	804,263
Corning, Inc.	9,874	112,662
Crown Castle International Corp. (a)	800	49,504
Frontier Communications Corp.	70	274
Harris Corp.	554	23,074
JDS Uniphase Corp. (a)	4	39
Juniper Networks, Inc. (a)	648	11,360
MetroPCS Communications, Inc. (a)	3,765	32,981
Motorola Solutions, Inc.	734	35,482
QUALCOMM, Inc.	1,388	82,836
Sprint Nextel Corp. (a)	3,787	16,511
Verizon Communications, Inc.	19,332	872,647
Windstream Corp.	51	508

		3,247,863

Textiles — 0.0%
Cintas Corp.	49	1,942

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	447	$16,012
Mattel, Inc.	1,361	47,866

		63,878

Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	154	8,139
CSX Corp.	5,473	125,551
Expeditors International of Washington, Inc.	84	2,988
FedEx Corp.	786	70,976
Norfolk Southern Corp.	2,073	153,506
Ryder System, Inc.	274	10,806
Union Pacific Corp.	2,700	331,047
United Parcel Service, Inc. Class B	4,215	318,696

		1,021,709

TOTAL COMMON STOCK (Cost $58,890,432)		63,706,012

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware Stores Corp. Series A (a)	5	8

TOTAL PREFERRED STOCK (Cost $12)		8

TOTAL EQUITIES (Cost $58,890,444)		63,706,020

	Principal Amount
BONDS & NOTES — 34.9%

CORPORATE DEBT — 12.4%
Advertising — 0.1%
WPP Finance 4.750% 11/21/21	$20,000	21,952
WPP Finance 8.000% 9/15/14	90,000	101,799

		123,751

Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (b) 6.375% 6/01/19	50,000	58,940
Goodrich Corp. 6.125% 3/01/19	20,000	25,005
L-3 Communications Corp. 4.750% 7/15/20	5,000	5,434
L-3 Communications Corp. 6.375% 10/15/15	100,000	102,125
United Technologies Corp. 6.125% 7/15/38	15,000	20,660

		212,164

	Principal Amount	Value
Agriculture — 0.0%
Bunge Ltd. Finance Corp. 3.200% 6/15/17	$45,000	$46,294
Philip Morris International, Inc. 6.375% 5/16/38	5,000	7,136

		53,430

Banks — 0.8%
Associated Banc-Corp. 5.125% 3/28/16	75,000	80,812
Bank of America Corp. 3.625% 3/17/16	55,000	56,500
Bank of America Corp. 4.500% 4/01/15	35,000	36,772
Bank of America Corp. 5.875% 2/07/42	40,000	45,914
Bank of America Corp. Series L 5.650% 5/01/18	60,000	66,239
Barclays Bank PLC 6.750% 5/22/19	50,000	58,472
Capital One Financial Corp. 2.125% 7/15/14	30,000	30,417
Capital One Financial Corp. 7.375% 5/23/14	35,000	38,602
Credit Suisse AG 5.400% 1/14/20	70,000	75,648
Credit Suisse New York 5.500% 5/01/14	35,000	37,339
First Horizon National Corp. 5.375% 12/15/15	65,000	69,390
ICICI Bank Ltd. (b) 4.750% 11/25/16	45,000	45,089
ICICI Bank Ltd. (b) 5.500% 3/25/15	70,000	72,380
The Royal Bank of Scotland PLC (b) 4.875% 8/25/14	65,000	67,736
The Toronto-Dominion Bank 2.375% 10/19/16	60,000	62,868
UBS AG 5.750% 4/25/18	55,000	63,068
Wachovia Corp. 5.750% 6/15/17	5,000	5,922
Wells Fargo & Co. 3.625% 4/15/15	40,000	42,690

		955,858

Beverages — 0.0%
Molson Coors Brewing Co. 5.000% 5/01/42	15,000	17,800

Biotechnology — 0.1%
Amgen, Inc. 3.875% 11/15/21	65,000	71,009
Amgen, Inc. 5.150% 11/15/41	45,000	49,809

		120,818

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Building Materials — 0.2%
CRH America, Inc. 8.125% 7/15/18	$10,000	$12,072
Lafarge North America, Inc. 6.875% 7/15/13	60,000	62,604
Lafarge SA (b) 6.200% 7/09/15	125,000	132,500
Masco Corp. 7.125% 8/15/13	45,000	47,144
Owens Corning, Inc. 9.000% 6/15/19	10,000	12,673

		266,993

Chemicals — 0.3%
Ashland, Inc. 9.125% 6/01/17	10,000	11,125
Braskem Finance Ltd. (b) 5.750% 4/15/21	45,000	46,912
Cabot Corp. 5.000% 10/01/16	75,000	83,948
Cytec Industries, Inc. 8.950% 7/01/17	15,000	18,715
The Dow Chemical Co. 8.550% 5/15/19	15,000	20,372
E.I. du Pont de Nemours & Co. 6.000% 7/15/18	5,000	6,306
Ecolab, Inc. 4.350% 12/08/21	15,000	17,006
Incitec Pivot Ltd. (b) 4.000% 12/07/15	75,000	77,634
Methanex Corp. 5.250% 3/01/22	5,000	5,273
RPM International, Inc. 6.250% 12/15/13	70,000	74,027
Valspar Corp. 7.250% 6/15/19	25,000	30,472

		391,790

Commercial Services — 0.1%
Brambles USA, Inc. (b) 3.950% 4/01/15	55,000	57,633
Deluxe Corp. 7.375% 6/01/15	20,000	20,325
Donnelley (R.R.) & Sons Co. 5.500% 5/15/15	30,000	30,900
ERAC USA Finance Co. (b) 6.700% 6/01/34	35,000	42,215

		151,073

Computers — 0.1%
Brocade Communications Systems, Inc. 6.625% 1/15/18	10,000	10,425
Brocade Communications Systems, Inc. 6.875% 1/15/20	5,000	5,425

	Principal Amount	Value
HP Enterprise Services LLC Series B 6.000% 8/01/13	$90,000	$94,329
International Business Machines Corp. 5.600% 11/30/39	30,000	41,418

		151,597

Cosmetics & Personal Care — 0.0%
The Procter & Gamble Co. 5.800% 8/15/34	10,000	13,854

Diversified Financial — 1.9%
American Express Co. 6.150% 8/28/17	50,000	60,527
American Express Co. 7.250% 5/20/14	25,000	27,767
American Express Co. 8.125% 5/20/19	30,000	40,801
The Bear Stearns Cos., Inc. 7.250% 2/01/18	60,000	74,209
BlackRock, Inc. 5.000% 12/10/19	20,000	23,368
BlackRock, Inc. 6.250% 9/15/17	45,000	54,950
Citigroup, Inc. 5.375% 8/09/20	50,000	55,144
Citigroup, Inc. 5.500% 10/15/14	40,000	42,730
Citigroup, Inc. 5.500% 2/15/17	115,000	122,591
Citigroup, Inc. 5.875% 5/29/37	5,000	5,664
Citigroup, Inc. 5.875% 1/30/42	20,000	23,025
Citigroup, Inc. 6.375% 8/12/14	80,000	86,415
Citigroup, Inc. 8.125% 7/15/39	15,000	21,463
Citigroup, Inc. 8.500% 5/22/19	35,000	44,440
Eaton Vance Corp. 6.500% 10/02/17	20,000	22,987
Ford Motor Credit Co. LLC 2.750% 5/15/15	15,000	15,120
Ford Motor Credit Co. LLC 3.875% 1/15/15	245,000	253,682
Ford Motor Credit Co. LLC 8.700% 10/01/14	25,000	28,286
General Electric Capital Corp. 4.625% 1/07/21	50,000	56,527
General Electric Capital Corp. 5.300% 2/11/21	65,000	74,485
General Electric Capital Corp. 6.000% 8/07/19	30,000	36,157

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
General Electric Capital Corp. 6.875% 1/10/39	$55,000	$75,393
The Goldman Sachs Group, Inc. 5.375% 3/15/20	45,000	47,991
The Goldman Sachs Group, Inc. 5.625% 1/15/17	35,000	37,096
The Goldman Sachs Group, Inc. 5.750% 1/24/22	40,000	43,693
The Goldman Sachs Group, Inc. 6.345% 2/15/34	20,000	19,440
HSBC Finance Corp. 6.676% 1/15/21	30,000	33,452
Janus Capital Group, Inc. 6.700% 6/15/17	50,000	54,195
JP Morgan Chase & Co. 3.450% 3/01/16	85,000	89,877
JP Morgan Chase & Co. 4.500% 1/24/22	40,000	44,324
JP Morgan Chase & Co. 4.950% 3/25/20	70,000	79,465
JP Morgan Chase & Co. 5.600% 7/15/41	20,000	24,056
Lazard Group LLC 6.850% 6/15/17	75,000	84,198
Lazard Group LLC 7.125% 5/15/15	95,000	104,209
Merrill Lynch & Co., Inc. 7.750% 5/14/38	20,000	24,499
Morgan Stanley 3.800% 4/29/16	30,000	29,713
Morgan Stanley 4.200% 11/20/14	130,000	132,363
Morgan Stanley 5.450% 1/09/17	60,000	61,908
Morgan Stanley 5.625% 9/23/19	50,000	50,537
TD Ameritrade Holding Corp. 4.150% 12/01/14	15,000	15,917

		2,222,664

Electric — 1.0%
The AES Corp. 7.750% 10/15/15	25,000	28,500
Ameren Corp. 8.875% 5/15/14	70,000	78,098
CMS Energy Corp. 2.750% 5/15/14	115,000	115,959
CMS Energy Corp. 5.050% 2/15/18	80,000	87,043
CMS Energy Corp. 6.875% 12/15/15	10,000	11,134
EDP Finance BV (b) 5.375% 11/02/12	210,000	210,945

	Principal Amount	Value
Florida Power & Light Co. 4.950% 6/01/35	$25,000	$30,800
Georgia Power Co. 4.300% 3/15/42	25,000	27,829
Kansas Gas & Electric Co. 5.647% 3/29/21	65,958	72,406
LG&E and KU Energy LLC 4.375% 10/01/21	60,000	65,607
MidAmerican Energy Holdings Co. 5.950% 5/15/37	70,000	91,729
Nevada Power Co. Series N 6.650% 4/01/36	20,000	28,684
NiSource Finance Corp. 5.800% 2/01/42	40,000	47,140
Oncor Electric Delivery Co. 6.800% 9/01/18	5,000	6,127
Oncor Electric Delivery Co. 7.500% 9/01/38	15,000	20,512
Pacific Gas & Electric Co. 5.800% 3/01/37	25,000	33,085
Southern California Edison Co. 5.950% 2/01/38	20,000	27,715
Tenaska Oklahoma I LP (b) 6.528% 12/30/14	48,566	47,866
Tri-State Generation & Transmission Association, Series 2003, Class A (b) 6.040% 1/31/18	63,686	70,149
Virginia Electric and Power Co. 6.350% 11/30/37	30,000	43,503
Wisconsin Public Service Corp. 5.650% 11/01/17	50,000	58,642

		1,203,473

Electrical Components & Equipment — 0.2%
Anixter, Inc. 5.950% 3/01/15	130,000	135,525
Energizer Holdings, Inc. 4.700% 5/24/22	55,000	58,833

		194,358

Electronics — 0.1%
Amphenol Corp. 4.000% 2/01/22	20,000	21,124
Amphenol Corp. 4.750% 11/15/14	20,000	21,538
Arrow Electronics, Inc. 6.000% 4/01/20	45,000	49,978
PerkinElmer, Inc. 5.000% 11/15/21	30,000	33,190

		125,830

Entertainment — 0.1%
International Game Technology 5.500% 6/15/20	25,000	27,438

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Peninsula Gaming LLC 8.375% 8/15/15	$60,000	$62,700

		90,138

Environmental Controls — 0.0%
Republic Services, Inc. 3.800% 5/15/18	30,000	32,598
Republic Services, Inc. 5.250% 11/15/21	5,000	5,954

		38,552

Foods — 0.2%
ConAgra Foods, Inc. 7.000% 4/15/19	40,000	49,947
Kraft Foods, Inc. 4.125% 2/09/16	60,000	65,945
Kraft Foods, Inc. 6.500% 2/09/40	20,000	27,503
Ralcorp Holdings, Inc. 4.950% 8/15/20	30,000	31,857
Ralcorp Holdings, Inc. 6.625% 8/15/39	55,000	58,875
Tyson Foods, Inc. 4.500% 6/15/22	30,000	30,300

		264,427

Forest Products & Paper — 0.1%
International Paper Co. 4.750% 2/15/22	20,000	22,490
International Paper Co. 7.300% 11/15/39	25,000	32,872
International Paper Co. 9.375% 5/15/19	15,000	20,322
The Mead Corp. 7.550% 3/01/47	50,000	54,466
Rock-Tenn Co. 5.625% 3/15/13	25,000	25,438

		155,588

Gas — 0.0%
Boston Gas Co. (b) 4.487% 2/15/42	10,000	11,466

Health Care – Products — 0.2%
Boston Scientific Corp. 4.500% 1/15/15	140,000	149,855
Boston Scientific Corp. 6.000% 1/15/20	35,000	42,196
Johnson & Johnson 5.850% 7/15/38	10,000	14,717

		206,768

Health Care – Services — 0.3%
Apria Healthcare Group, Inc. 11.250% 11/01/14	130,000	135,850
Cigna Corp. 2.750% 11/15/16	40,000	41,783

	Principal Amount	Value
Cigna Corp. 5.125% 6/15/20	$20,000	$22,495
HCA, Inc. 8.500% 4/15/19	30,000	33,806
Kaiser Foundation Hospitals 3.500% 4/01/22	15,000	15,844
Roche Holdings, Inc. (b) 6.000% 3/01/19	15,000	19,094
Roche Holdings, Inc. (b) 7.000% 3/01/39	5,000	7,776
UnitedHealth Group, Inc. 6.875% 2/15/38	45,000	64,743
WellPoint, Inc. 4.350% 8/15/20	60,000	66,014

		407,405

Holding Company – Diversified — 0.3%
Hutchison Whampoa International Ltd. (b) 5.750% 9/11/19	45,000	51,654
Leucadia National Corp. 7.750% 8/15/13	350,000	365,313

		416,967

Home Builders — 0.0%
Toll Brothers Finance Corp. 4.950% 3/15/14	5,000	5,201

Home Furnishing — 0.0%
Whirlpool Corp. 8.600% 5/01/14	20,000	22,354

Household Products — 0.0%
Church & Dwight Co., Inc. 3.350% 12/15/15	30,000	31,582

Housewares — 0.0%
Toro Co. 7.800% 6/15/27	40,000	48,387

Insurance — 0.6%
Aflac, Inc. 8.500% 5/15/19	25,000	33,128
The Allstate Corp. 5.550% 5/09/35	30,000	36,046
The Allstate Corp. 7.450% 5/16/19	10,000	13,086
American International Group, Inc. 3.000% 3/20/15	50,000	50,901
American International Group, Inc. 3.650% 1/15/14	10,000	10,246
CNA Financial Corp. 7.350% 11/15/19	40,000	48,730
The Hartford Financial Services Group, Inc. 4.000% 3/30/15	60,000	63,090
ING US, Inc. (b) 5.500% 7/15/22	30,000	30,614

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Lincoln National Corp. 4.300% 6/15/15	$20,000	$21,166
Lincoln National Corp. 8.750% 7/01/19	50,000	64,424
Marsh & McLennan Cos., Inc. 4.800% 7/15/21	45,000	50,467
MetLife, Inc. Series A 6.817% 8/15/18	10,000	12,374
Principal Financial Group, Inc. 8.875% 5/15/19	30,000	39,895
Prudential Financial, Inc. 3.875% 1/14/15	45,000	47,126
Prudential Financial, Inc. 4.500% 11/15/20	25,000	27,252
Prudential Financial, Inc. 4.750% 9/17/15	75,000	81,950
Prudential Financial, Inc. 6.200% 11/15/40	15,000	17,159
The Travelers Cos., Inc. 6.250% 6/15/37	25,000	33,954

		681,608

Internet — 0.1%
Expedia, Inc. 7.456% 8/15/18	65,000	75,998

Investment Companies — 0.0%
Xstrata Finance Canada (b) 5.800% 11/15/16	45,000	51,098

Iron & Steel — 0.4%
Allegheny Technologies, Inc. 5.950% 1/15/21	35,000	39,212
Allegheny Technologies, Inc. 9.375% 6/01/19	25,000	32,453
ArcelorMittal 3.750% 8/05/15	50,000	50,682
ArcelorMittal 5.250% 8/05/20	60,000	58,007
ArcelorMittal 9.000% 2/15/15	115,000	129,846
Reliance Steel & Aluminum Co. 6.200% 11/15/16	55,000	60,633
Reliance Steel & Aluminum Co. 6.850% 11/15/36	55,000	60,406

		431,239

Lodging — 0.3%
Choice Hotels International, Inc. 5.700% 8/28/20	55,000	57,956
Marriott International, Inc. 5.810% 11/10/15	15,000	16,820
Marriott International, Inc. 6.200% 6/15/16	180,000	207,649
Wyndham Worldwide Corp. 2.950% 3/01/17	15,000	15,109

	Principal Amount	Value
Wynn Las Vegas LLC 7.750% 8/15/20	$15,000	$16,650

		314,184

Machinery – Diversified — 0.1%
Xylem, Inc. 3.550% 9/20/16	40,000	42,451
Xylem, Inc. 4.875% 10/01/21	20,000	22,472

		64,923

Manufacturing — 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	40,000	49,398
Tyco Electronics Group SA 6.550% 10/01/17	40,000	48,669

		98,067

Media — 0.4%
CBS Corp. 7.875% 7/30/30	40,000	54,888
Comcast Corp. 6.400% 5/15/38	35,000	45,597
NBCUniversal Media LLC 6.400% 4/30/40	5,000	6,544
News America, Inc. 6.900% 8/15/39	25,000	32,356
Scholastic Corp. 5.000% 4/15/13	80,000	80,500
Time Warner Cable, Inc. 4.000% 9/01/21	30,000	33,045
Time Warner Cable, Inc. 6.750% 6/15/39	25,000	32,680
Time Warner Cable, Inc. 8.250% 4/01/19	10,000	13,305
Time Warner Cable, Inc. 8.750% 2/14/19	10,000	13,586
Time Warner, Inc. 4.700% 1/15/21	35,000	40,342
Time Warner, Inc. 6.100% 7/15/40	25,000	30,728
Time Warner, Inc. 6.250% 3/29/41	5,000	6,287
Viacom, Inc. 6.250% 4/30/16	40,000	46,956

		436,814

Metal Fabricate & Hardware — 0.0%
The Timken Co. 6.000% 9/15/14	25,000	27,133

Mining — 0.3%
AngloGold Ashanti Holdings PLC 5.125% 8/01/22	35,000	35,923
Newcrest Finance Property Ltd. (b) 4.450% 11/15/21	50,000	51,767

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Rio Tinto Finance USA Ltd. 9.000% 5/01/19	$50,000	$69,638
Teck Resources Ltd. 10.750% 5/15/19	5,000	6,050
Vale Overseas Ltd. 6.250% 1/23/17	65,000	74,520
Vale Overseas Ltd. 6.875% 11/10/39	15,000	18,211
Vulcan Materials Co. 6.500% 12/01/16	20,000	21,200
Xstrata Canada Financial Corp. (b) 2.850% 11/10/14	50,000	51,343

		328,652

Office Equipment/Supplies — 0.0%
Xerox Corp. 4.250% 2/15/15	30,000	31,974

Office Furnishings — 0.1%
Steelcase, Inc. 6.375% 2/15/21	75,000	80,612

Oil & Gas — 0.7%
Anadarko Petroleum Corp. 6.450% 9/15/36	30,000	37,932
Chesapeake Energy Corp., Convertible 2.250% 12/15/38	10,000	7,962
Chesapeake Energy Corp., Convertible 2.500% 5/15/37	90,000	78,750
ConocoPhillips 6.500% 2/01/39	20,000	29,230
Devon Energy Corp. 5.600% 7/15/41	40,000	49,476
EQT Corp. 4.875% 11/15/21	25,000	26,502
Motiva Enterprises LLC (b) 5.750% 1/15/20	40,000	47,768
Motiva Enterprises LLC (b) 6.850% 1/15/40	35,000	45,623
Nexen, Inc. 7.500% 7/30/39	5,000	6,992
Pemex Project Funding Master Trust 6.625% 6/15/38	5,000	6,412
Petrobras International Finance Co. 3.875% 1/27/16	45,000	46,781
Petrobras International Finance Co. 5.375% 1/27/21	50,000	55,934
Petrobras International Finance Co. 6.750% 1/27/41	20,000	25,106
Petroleos Mexicanos 5.500% 1/21/21	60,000	69,900
Phillips 66 (b) 4.300% 4/01/22	20,000	21,885
Phillips 66 (b) 5.875% 5/01/42	20,000	22,929

	Principal Amount	Value
Pioneer Natural Resources Co. 5.875% 7/15/16	$50,000	$56,556
Rowan Cos., Inc. 5.000% 9/01/17	30,000	32,516
Shell International Finance BV 5.500% 3/25/40	15,000	20,683
Talisman Energy, Inc. 5.500% 5/15/42	20,000	22,205
Tesoro Corp. 6.500% 6/01/17	50,000	51,750
Transocean, Inc. 5.050% 12/15/16	40,000	44,286
Valero Energy Corp. 6.125% 2/01/20	40,000	48,126

		855,304

Oil & Gas Services — 0.1%
Baker Hughes, Inc. 5.125% 9/15/40	40,000	49,827
Hornbeck Offshore Services, Inc. Convertible 1.625% 11/15/26	29,000	31,425
Weatherford International Ltd. 4.500% 4/15/22	25,000	26,155
Weatherford International Ltd. 5.950% 4/15/42	20,000	21,451

		128,858

Packaging & Containers — 0.1%
Sealed Air Corp. (b) 5.625% 7/15/13	45,000	46,687
Sonoco Products Co. 4.375% 11/01/21	25,000	26,795

		73,482

Pharmaceuticals — 0.2%
Abbott Laboratories 5.600% 11/30/17	55,000	67,456
McKesson Corp. 4.750% 3/01/21	30,000	35,207
McKesson Corp. 6.000% 3/01/41	30,000	42,107
Merck & Co., Inc. 5.850% 6/30/39	10,000	14,616
Mylan, Inc. (b) 7.625% 7/15/17	10,000	11,156
Pfizer, Inc. 7.200% 3/15/39	35,000	56,626
Teva Pharmaceutical Finance Co. LLC 6.150% 2/01/36	25,000	33,980

		261,148

Pipelines — 0.8%
Boardwalk Pipelines LLC 5.500% 2/01/17	40,000	44,145

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenterPoint Energy Resources Corp. 4.500% 1/15/21	$25,000	$27,604
CenterPoint Energy Resources Corp. 5.850% 1/15/41	20,000	24,793
DCP Midstream LLC (b) 9.750% 3/15/19	5,000	6,441
El Paso Pipeline Partners Operating Co. LLC 4.100% 11/15/15	25,000	26,221
Enogex LLC (b) 6.875% 7/15/14	120,000	129,051
Enterprise Products Operating LP 3.200% 2/01/16	25,000	26,374
Gulf South Pipeline Co. LP (b) 5.050% 2/01/15	40,000	43,045
Kern River Funding Corp. (b) 4.893% 4/30/18	101,192	110,789
Kinder Morgan Energy Partners LP 6.000% 2/01/17	25,000	29,048
Kinder Morgan Energy Partners LP 6.500% 2/01/37	25,000	29,667
Kinder Morgan Energy Partners LP 6.950% 1/15/38	5,000	6,277
Kinder Morgan Finance Co. LLC (b) 6.000% 1/15/18	35,000	37,169
ONEOK Partners LP 3.250% 2/01/16	25,000	26,268
ONEOK Partners LP 6.125% 2/01/41	30,000	34,996
Rockies Express Pipeline LLC (b) 6.250% 7/15/13	110,000	113,025
Southern Natural Gas Co. LLC (b) 5.900% 4/01/17	55,000	64,240
TransCanada PipeLines Ltd. 6.200% 10/15/37	30,000	41,185
Williams Partners LP 5.250% 3/15/20	75,000	86,467

		906,805

Real Estate Investment Trusts (REITS) — 0.2%
Boston Properties LP 3.700% 11/15/18	20,000	21,329
Boston Properties LP 4.125% 5/15/21	30,000	32,443
Brandywine Operating Partners LP 4.950% 4/15/18	40,000	42,447
DDR Corp. 4.750% 4/15/18	15,000	15,963
DDR Corp. 7.875% 9/01/20	15,000	18,522
ERP Operating LP 4.625% 12/15/21	15,000	16,970
Host Hotels & Resorts LP 9.000% 5/15/17	20,000	22,050

	Principal Amount	Value
UDR, Inc. 4.625% 1/10/22	$40,000	$43,281
Ventas Realty LP/Ventas Capital Corp. 4.250% 3/01/22	20,000	21,515

		234,520

Retail — 0.2%
CVS Caremark Corp. 6.125% 9/15/39	10,000	13,157
CVS Pass-Through Trust (b) 5.926% 1/10/34	59,326	68,641
The Home Depot, Inc. 5.950% 4/01/41	30,000	41,929
J.C. Penney Corp., Inc. 7.950% 4/01/17	30,000	29,062
McDonald’s Corp. 6.300% 10/15/37	25,000	36,984
O’Reilly Automotive, Inc. 4.875% 1/14/21	40,000	43,772
QVC, Inc. (b) 5.125% 7/02/22	10,000	10,422
Wal-Mart Stores, Inc. 5.625% 4/15/41	40,000	55,859

		299,826

Savings & Loans — 0.2%
First Niagara Financial Group, Inc. 7.250% 12/15/21	35,000	40,152
Glencore Funding LLC (b) 6.000% 4/15/14	150,000	158,501
Washington Mutual Bank (c) 5.650% 8/15/14	180,000	18

		198,671

Software — 0.0%
Microsoft Corp. 3.000% 10/01/20	5,000	5,538

Telecommunications — 0.8%
America Movil SAB de CV 5.000% 3/30/20	25,000	29,066
America Movil SAB de CV 6.125% 3/30/40	30,000	39,274
American Tower Corp. 4.500% 1/15/18	60,000	64,346
AT&T, Inc. 6.500% 9/01/37	65,000	88,165
British Telecom PLC STEP 9.625% 12/15/30	15,000	23,969
CenturyLink, Inc. 5.500% 4/01/13	45,000	46,142
CenturyLink, Inc. 5.800% 3/15/22	10,000	10,612
CenturyLink, Inc. 6.150% 9/15/19	30,000	32,434

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CenturyLink, Inc. 7.600% 9/15/39	$10,000	$10,267
CenturyLink, Inc. 7.650% 3/15/42	10,000	10,273
Cisco Systems, Inc. 5.500% 1/15/40	10,000	13,317
Deutsche Telekom International Finance BV STEP 8.750% 6/15/30	15,000	22,123
Embarq Corp. 7.082% 6/01/16	30,000	34,516
Juniper Networks, Inc. 4.600% 3/15/21	25,000	26,722
Juniper Networks, Inc. 5.950% 3/15/41	35,000	40,147
Rogers Communications, Inc. 7.500% 8/15/38	5,000	7,368
Telecom Italia Capital 6.000% 9/30/34	10,000	8,000
Telecom Italia Capital 6.175% 6/18/14	70,000	71,050
Telefonaktiebolaget LM Ericsson 4.125% 5/15/22	25,000	25,473
Telefonica Emisiones SAU 3.992% 2/16/16	65,000	60,806
Telefonica Emisiones SAU 5.462% 2/16/21	30,000	27,000
Verizon Communications, Inc. 8.750% 11/01/18	30,000	41,730
Verizon Global Funding Corp. 7.750% 12/01/30	40,000	59,893
Virgin Media Secured Finance PLC 6.500% 1/15/18	100,000	110,000
Windstream Corp. 8.125% 8/01/13	5,000	5,281

		907,974

Transportation — 0.2%
Asciano Finance (b) 5.000% 4/07/18	55,000	57,917
Bristow Group, Inc. 7.500% 9/15/17	15,000	15,563
Canadian National Railway Co. 5.850% 11/15/17	30,000	36,186
Canadian National Railway Co. 6.375% 11/15/37	20,000	28,989
CSX Corp. 7.250% 5/01/27	10,000	13,118
Norfolk Southern Corp. 6.000% 5/23/2111	20,000	25,581
Union Pacific Corp. 4.000% 2/01/21	25,000	28,180

		205,534

	Principal Amount	Value
Trucking & Leasing — 0.2%
GATX Corp. 3.500% 7/15/16	$40,000	$41,271
GATX Corp. 4.750% 5/15/15	35,000	37,602
GATX Corp. 4.750% 6/15/22	30,000	31,222
GATX Corp. 8.750% 5/15/14	100,000	112,861
Penske Truck Leasing Co. LP/PTL Finance Corp. (b) 3.125% 5/11/15	45,000	45,458

		268,414

TOTAL CORPORATE DEBT (Cost $13,567,472)		14,872,664

MUNICIPAL OBLIGATIONS — 0.3%
Access Group, Inc., Delaware VRN 0.409% 9/01/37	50,000	44,165
Colorado Bridge Enterprise BAB 6.078% 12/01/40	100,000	133,392
State of California 5.950% 4/01/16	35,000	40,217
State of California BAB 7.550% 4/01/39	25,000	33,396
State of Illinois 5.365% 3/01/17	100,000	110,168

		361,338

TOTAL MUNICIPAL OBLIGATIONS (Cost $305,521)		361,338

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.2%
Automobile ABS — 0.2%
Chesapeake Funding LLC, Series 2009-2A, Class A FRN (b) 1.999% 9/15/21	98,747	99,566
Santander Consumer Acquired Receivables Trust, Series 2011-WO, Class A3 (b) 1.400% 10/15/14	93,486	93,774

		193,340

Commercial MBS — 2.2%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A4 VRN 5.725% 2/10/51	160,000	187,371
Banc of America Commercial Mortgage, Inc., Series 2008-1, Class A4 VRN 6.206% 2/10/51	75,000	88,546

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class A4 5.201% 12/11/38	$75,000	$84,947
Bear Stearns Commercial Mortgage Securities, Series 2006-PW14, Class AM 5.243% 12/11/38	50,000	53,099
Bear Stearns Commercial Mortgage Securities, Series 2007-T26, Class A2 5.330% 1/12/45	10,816	10,895
Bear Stearns Commercial Mortgage Securities, Series 2007-PW17, Class A4 5.694% 6/11/50	75,000	87,372
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class AM VRN 5.757% 9/11/38	85,000	92,735
Commercial Mortgage Pass Through Certificates, Series 2012-CR1, Class A3 3.391% 5/15/45	50,000	52,371
Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4 VRN 5.811% 12/10/49	83,000	97,433
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C1, Class A4 4.750% 1/15/37	98,903	103,052
Credit Suisse Mortgage Pass Through Certificates, Series 2008-C1, Class AJ VRN (b) 6.201% 2/15/41	165,000	94,910
GS Mortgage Securities Corporation II, Series 2011-GC3, Class A2 (b) 3.645% 3/10/44	100,000	107,870
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-C6, Class AS 4.117% 5/15/45	40,000	41,984
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class AS 4.271% 6/16/45	55,000	58,384
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class B VRN 4.970% 6/16/45	30,000	31,535
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4 5.429% 12/12/43	100,000	113,088
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class AS 3.792% 8/15/45	65,000	66,608

	Principal Amount	Value
Morgan Stanley Capital I, Series 2011-C2, Class A2 (b) 3.476% 6/15/44	$100,000	$107,728
Morgan Stanley Capital I, Series 2011-C2, Class B VRN (b) 5.200% 6/15/44	100,000	109,655
Morgan Stanley Capital I, Series 2006-IQ12, Class AM 5.370% 12/15/43	40,000	42,515
Morgan Stanley Capital I, Series 2007-IQ14, Class A2 5.610% 4/15/49	98,935	103,093
Morgan Stanley Capital I, Series 2008-T29, Class A4 VRN 6.278% 1/11/43	35,000	41,744
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ VRN 5.616% 8/15/39	50,000	52,870
Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A4 5.509% 4/15/47	150,000	166,557
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2 VRN 5.855% 2/15/51	171,269	171,491
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A1 (b) 3.349% 11/15/43	89,226	95,800
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class A3 3.001% 8/15/45	50,000	51,070
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A2 (b) 3.791% 2/15/44	100,000	107,960
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class AS VRN 4.090% 6/15/45	40,000	41,570
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class B 4.311% 8/15/45	40,000	40,239
WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class B (b) 4.740% 3/15/44	50,000	52,380
WF-RBS Commercial Mortgage Trust, Series 2012-C7, Class B VRN 4.786% 6/15/45	45,000	47,222
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class B VRN (b) 5.637% 11/15/44	25,000	28,332

		2,632,426

Home Equity ABS — 0.9%
ACE Securities Corp., Series 2005-AG1, Class A1B1 FRN 0.516% 8/25/35	79,456	76,654

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Ameriquest Mortgage Securities, Inc., Series 2005-R5, Class A2C STEP 0.606% 7/25/35	$34,452	$33,148
Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A2 FRN 0.616% 11/25/34	46,375	46,007
Asset-Backed Funding Certificates, Series 2005-WMC1, Class M1 FRN 0.686% 6/25/35	54,756	52,055
Bear Stearns Asset-Backed Securities Trust, Series 2005-HE10, Class A3 STEP 0.626% 11/25/35	20,253	20,165
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A2 FRN 0.346% 5/25/36	2,929	2,918
Carrington Mortgage Loan Trust, Series 2006-FRE1, Class A2 FRN 0.356% 7/25/36	30,989	30,347
Citigroup Mortgage Loan Trust, Inc., Series 2003-HE4, Class A FRN (b) 0.656% 12/25/33	17,473	17,490
Countrywide Asset-Backed Certificates, Series 2004-5, Class 3A FRN 0.476% 9/25/34	12,171	11,755
Countrywide Asset-Backed Certificates, Series 2005-6, Class M1 FRN 0.736% 12/25/35	34,708	33,251
First Franklin Mortgage Loan Asset-Backed Certificates, Series 2005-FF7, Class M1 FRN 0.696% 7/25/35	83,000	74,831
Fremont Home Loan Trust, Series 2005-E, Class 2A3 FRN 0.486% 1/25/36	34,225	29,045
GSAMP Trust, Series 2005-AHL, Class M1 FRN 0.676% 4/25/35	34,425	29,118
Home Equity Asset Trust, Series 2007-2, Class 2A1 FRN 0.356% 7/25/37	20,993	20,750
Home Equity Asset Trust, Series 2006-4, Class 2A3 FRN 0.416% 8/25/36	38,051	34,810
Home Equity Asset Trust, Series 2006-3, Class 2A3 FRN 0.426% 7/25/36	41,327	40,897
Long Beach Mortgage Loan Trust, Series 2005-3, Class 2A2 STEP 0.526% 8/25/45	17,901	17,552
Long Beach Mortgage Loan Trust, Series 2005-WL1, Class M2 FRN 0.796% 6/25/35	63,563	51,353
Long Beach Mortgage Loan Trust, Series 2005-1, Class M2 FRN 1.041% 2/25/35	60,000	52,688

	Principal Amount	Value
Merrill Lynch Mortgage Synthetic, Series 2005-ACR1, Class M1 FRN (b) 0.980% 6/28/35	$79,752	$71,826
New Century Home Equity Loan Trust, Series 2005-1, Class M1 FRN 0.696% 3/25/35	45,000	32,523
Nomura Home Equity Loan, Inc., Series 2005-FM1, Class M1 STEP 0.716% 5/25/35	37,889	36,261
Park Place Securities, Inc., Series 2005-WCW3, Class A2C FRN 0.626% 8/25/35	55,172	53,577
Park Place Securities, Inc., Series 2005-WHQ1, Class M2 FRN 0.746% 3/25/35	50,000	43,603
Residential Asset Securities Corp., Series 2006-KS2, Class A3 FRN 0.436% 3/25/36	34,501	33,794
Specialty Underwriting & Residential Finance, Series 2005-AB1, Class A1C FRN 0.586% 3/25/36	38,061	37,146
Structured Asset Investment Loan Trust, Series 2005-7, Class A5 FRN 0.606% 8/25/35	37,658	35,331
Wells Fargo Home Equity Trust, Series 2006-1, Class A3 FRN 0.396% 5/25/36	37,411	36,811

		1,055,706

Other ABS — 0.7%
Adams Outdoor Advertising LP, Series 2010-1, Class A (b) 5.438% 12/20/40	97,668	104,072
Cajun Global LLC, Series 2011-1A, Class A2 (b) 5.955% 2/20/41	95,909	102,552
CLI Funding LLC, Series 2012-1A, Class A (b) 4.210% 6/18/27	99,172	100,163
Dominos Pizza Master Issuer LLC, Series 2012-1A, Class A2 (b) 5.216% 1/25/42	49,625	52,417
Newport Waves CDO (Acquired 3/30/07, Cost $249,710), Series 2007-1A, Class A3LS FRN (b) (d) 1.068% 6/20/14	250,000	192,500
NuCO2 Funding LLC, Series 2008-1A, Class A1 (b) 7.250% 6/25/38	100,000	101,210
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A (b) 4.370% 7/15/41	88,076	90,630

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Triton Container Finance LLC, Series 2006-1A FRN (b) 0.410% 11/26/21	$86,667	$83,251

		826,795

Student Loans ABS — 0.8%
Access Group, Inc., Series 2004-1, Class A4 FRN 0.071% 12/27/32	25,000	22,130
Access Group, Inc., Series 2007-A, Class A2 FRN 0.597% 8/25/26	65,005	62,574
Chase Education Loan Trust, Series 2007-A, Class A1 FRN 0.471% 3/28/17	21,166	21,144
College Loan Corp. Trust, Series 2007-1, Class B2 FRN 1.741% 1/25/47	75,000	63,000
Education Funding Capital Trust I, Series 2004-1, Class A2 FRN 0.628% 12/15/22	82,163	81,840
Education Funding Capital Trust I, Series 2003-3, Class A3 FRN 0.738% 3/16/20	4,242	4,238
Education Funding Capital Trust I, Series 2003-3, Class A8 FRN 1.748% 12/15/42	100,000	87,330
Education Funding Capital Trust I, Series 2003-3, Class A4 FRN 1.749% 12/15/32	75,000	73,931
Education Funding Capital Trust I, Series 2004-1, Class B1 FRN 1.930% 6/15/43	50,000	43,500
National Collegiate Student Loan Trust, Series 2006-3, Class A2 FRN 0.356% 3/25/26	41,678	41,194
Nelnet Student Loan Trust, Series 2010-4A, Class A FRN (b) 1.046% 4/25/46	38,635	38,962
SLC Student Loan Trust, Series 2006-A, Class A5 FRN 0.625% 7/15/36	100,000	93,122
SLM Student Loan Trust, Series 2003-12, Class B FRN 1.058% 3/15/38	38,080	29,619
SLM Student Loan Trust, Series 2003-10A, Class A1G FRN (b) 1.736% 12/15/16	50,000	49,984
SLM Student Loan Trust, Series 2003-10A, Class A1H FRN (b) 1.767% 12/15/16	150,000	149,953
SLM Student Loan Trust, Series 2003-5, Class A7 2.745% 6/17/30	50,000	45,119

	Principal Amount	Value
SLM Student Loan Trust, Series 2003-2, Class A6 FRN 2.746% 9/15/28	$50,000	$48,089
SLM Student Loan Trust, Series 2003-10A, Class B FRN (b) 3.370% 12/17/46	75,000	56,250

		1,011,979

WL Collateral CMO — 0.4%
Countrywide Home Loans, Inc., Series 2003-42, Class 1A1 FRN 2.825% 9/25/33	5,416	4,045
Countrywide Home Loans, Inc., Series 2004-2, Class 1A1 FRN 3.091% 2/25/34	9,887	8,466
GSR Mortgage Loan Trust, Series 2004-9, Class 2A1 VRN 2.791% 8/25/34	8,298	6,879
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A2A FRN 0.437% 1/19/38	87,855	57,500
HSI Asset Securitization Corp. Trust, Series 2005, Class IIA3 FRN 0.606% 7/25/35	27,404	26,082
Impac Secured Assets CMN Owner Trust, Series 2007-2, Class 1A1A FRN 0.356% 5/25/37	93,390	40,308
IndyMac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A VRN 2.671% 8/25/34	29,862	21,111
Merrill Lynch Mortgage Investors Trust, Series 2005-AR1, Class A1A FRN 0.526% 6/25/36	24,191	24,196
Merrill Lynch Mortgage Investors, Inc., Series 2005-A8, Class A3A2 FRN 0.496% 8/25/36	27,015	22,721
Merrill Lynch Mortgage Investors, Inc., Series 2003-A4, Class IA VRN 2.749% 7/25/33	2,196	2,054
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IA VRN 2.869% 2/25/34	3,377	3,192
Morgan Stanley Mortgage Loan Trust, Series 2004-2AR, Class 1A FRN 2.750% 2/25/34	151	138
Morgan Stanley Reremic Trust, Series 2011-IO, Class A (b) 2.500% 3/23/51	73,884	74,623
Morgan Stanley Reremic Trust, Series 2009-IO, Class A1 (b) 3.000% 1/17/13	64,218	64,459
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B FRN 0.506% 7/25/35	17,656	16,810

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Residential Accredit Loans, Inc., Series 2006-QO6, Class A1 FRN 0.426% 6/25/46	$172,715	$64,073
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 2A VRN 2.919% 3/25/34	19,149	16,251
Washington Mutual, Inc., Series 2004-AR2, Class A FRN 1.547% 4/25/44	45,607	39,114

		492,022

WL Collateral PAC — 0.0%
Structured Asset Securities Corp., Series 2007-BC4, Class A3 FRN 0.496% 11/25/37	47,697	46,137
Structured Asset Securities Corp., Series 2002-11A, Class 2A1 FRN 3.178% 6/25/32	14,169	11,082

		57,219

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $6,400,099)		6,269,487

SOVEREIGN DEBT OBLIGATIONS — 0.3%
Colombia Government International Bond 7.375% 3/18/19	40,000	53,200
Peruvian Government International Bond 6.550% 3/14/37	20,000	29,280
Poland Government International Bond 6.375% 7/15/19	50,000	61,125
Province of Quebec Canada 7.500% 9/15/29	20,000	31,269
Republic of Brazil International Bond 5.625% 1/07/41	65,000	84,825
United Mexican States 4.750% 3/08/44	65,000	75,075
United Mexican States 5.125% 1/15/20	35,000	42,000
United Mexican States 6.750% 9/27/34	35,000	50,750

		427,524

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $354,162)		427,524

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 10.5%
Collateralized Mortgage Obligations — 0.1%
U.S. Department of Veteran Affairs Series 1992-1, Class 2Z 7.750% 5/15/22	67,228	77,162

	Principal Amount	Value
Pass-Through Securities — 10.4%
Federal Home Loan Mortgage Corp. Pool #J14564 3.500% 2/01/26	$329,122	$347,918
Pool #Q01704 4.500% 6/01/41	142,343	153,786
Pool #Q03086 4.500% 9/01/41	579,741	626,347
Pool #G05253 5.000% 2/01/39	68,171	73,710
Pool #E85389 6.000% 9/01/16	12,095	12,877
Pool #G11431 6.000% 2/01/18	5,178	5,546
Pool #E85015 6.500% 8/01/16	4,992	5,376
Pool #G00729 8.000% 6/01/27	34,347	40,294
Pool #554904 9.000% 3/01/17	114	127
Federal Home Loan Mortgage Corp. TBA Pool #2716 3.500% 6/01/25 (e)	100,000	105,758
Pool #2552 3.500% 11/01/41 (e)	400,000	423,578
Pool #5992 4.000% 5/01/40 (e)	975,000	1,042,793
Pool#5159 4.500% 5/01/39 (e)	200,000	215,156
Federal National Mortgage Association Pool #725692 2.266% 10/01/33	35,472	37,252
Pool #888586 2.341% 10/01/34	65,767	69,283
Pool #AI5233 4.000% 9/01/41	84,049	89,995
Pool #586036 6.000% 5/01/16	3,061	3,170
Pool #564594 7.000% 1/01/31	8,973	10,235
Pool #253795 7.000% 5/01/31	14,007	16,016
Pool #507061 7.500% 10/01/29	1,025	1,197
Pool #527761 7.500% 2/01/30	2,342	2,726
Pool #531196 7.500% 2/01/30	1,732	2,030
Pool #534119 7.500% 3/01/30	717	841
Pool #534420 7.500% 3/01/30	1,475	1,727
Pool #253183 7.500% 4/01/30	5,422	6,338

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #529259 7.500% 4/01/30	$2,876	$3,350
Pool #253265 7.500% 5/01/30	7,333	8,567
Pool #535248 8.000% 4/01/30	337	400
Pool #539460 8.000% 5/01/30	2,135	2,539
Pool #546988 8.000% 7/01/30	2,850	3,149
Pool #190317 8.000% 8/01/31	4,019	4,775
Federal National Mortgage Association TBA Pool #1080 2.500% 4/01/27 (e)	400,000	416,219
Pool #3772 3.000% 11/01/26 (e)	800,000	843,562
Pool #754 3.000% 4/01/42 (e)	800,000	832,250
Pool #5880 3.500% 11/01/41 (e)	890,000	944,304
Pool #12994 4.000% 7/01/40 (e)	192,000	205,830
Pool #9730 4.500% 6/01/39 (e)	579,000	626,225
Pool #21695 5.000% 11/01/36 (e)	400,000	435,969
Pool #44117 5.500% 3/01/35 (e)	544,000	596,785
Pool #52682 6.000% 7/01/35 (e)	1,200,000	1,323,656
Pool #54407 6.000% 7/01/35 (e)	200,000	220,609
Government National Mortgage Association Pool #738313 4.500% 5/15/41	468,284	515,935
Pool #738422 4.500% 6/15/41	383,871	422,933
Pool #760389 5.000% 10/15/41	384,425	424,144
Pool #351528 7.000% 8/15/23	10,323	11,386
Pool #352049 7.000% 10/15/23	2,769	3,153
Pool #588012 7.000% 7/15/32	7,066	8,207
Pool #591581 7.000% 8/15/32	3,155	3,678
Pool #185306 7.500% 4/15/17	3,889	4,223
Pool #199170 7.500% 5/15/17	156	163

	Principal Amount	Value
Pool #189371 7.500% 6/15/17	$1,694	$1,846
Government National Mortgage Association II FRN 3.500% 1/20/40	69,069	72,714
Government National Mortgage Association TBA Pool #5884 3.000% 4/01/42 (e)	200,000	211,125
Pool #3365 3.500% 10/01/41 (e)	200,000	217,047
Pool #6078 4.000% 8/01/40 (e)	200,000	219,594
Pool #13279 5.000% 5/01/38 (e)	200,000	221,359
Pool #16491 5.500% 2/01/36 (e)	200,000	223,531
Pool #20432 6.000% 10/01/35 (e)	200,000	225,297

		12,548,600

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $12,518,426)		12,625,762

U.S. TREASURY OBLIGATIONS — 6.2%
U.S. Treasury Bonds & Notes — 6.2%
U.S. Treasury Bond 3.125% 11/15/41	755,000	842,020
U.S. Treasury Bond 4.375% 5/15/40	85,000	117,198
U.S. Treasury Bond 5.375% 2/15/31	365,000	542,715
U.S. Treasury Note 0.250% 12/15/14 (f)	1,405,000	1,405,428
U.S. Treasury Note 0.250% 5/15/15	1,430,000	1,429,006
U.S. Treasury Note 1.500% 8/31/18	400,000	416,128
U.S. Treasury Note 1.875% 9/30/17	1,050,000	1,115,223
U.S. Treasury Note 2.125% 8/15/21	660,000	703,122
U.S. Treasury Note 2.500% 3/31/13	825,000	837,691

		7,408,531

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,300,153)		7,408,531

TOTAL BONDS & NOTES (Cost $40,445,833)		41,965,306

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 7.8%
Diversified Financial — 7.8%
iPath Goldman Sachs Crude Oil Total Return Index ETN (a)	13,400	$285,956
iShares MSCI Canada Index Fund	30,000	788,700
iShares MSCI EAFE Index Fund	92,900	4,645,000
iShares MSCI Mexico Investable Market Index Fund	16,500	1,025,805
iShares MSCI Turkey Investable Market Index Fund	4,700	253,612
Japan Smaller Capitalization Fund, Inc.	102,734	740,712
Market Vectors Poland ETF	10,010	181,782
Market Vectors Russia ETF	8,000	211,600
Vanguard MSCI Emerging Markets ETF	30,800	1,232,616

		9,365,783

TOTAL MUTUAL FUNDS (Cost $10,824,713)		9,365,783

TOTAL LONG-TERM INVESTMENTS (Cost $110,160,990)		115,037,109

	Principal Amount
SHORT-TERM INVESTMENTS — 12.4%
Commercial Paper — 10.8%
AGL Capital Corp. (b) 0.446% 8/22/12	$312,000	311,920
AGL Capital Corp. (b) 0.467% 8/28/12	501,000	500,827
DCP Midstream LLC (b) 0.426% 8/06/12	933,000	932,946
Ecolab, Inc. (b) 0.446% 9/05/12	747,000	746,680
Holcim US Finance Sarl & Cie (b) 0.497% 8/29/12	625,000	624,762
Marathon Oil Corp. (b) 0.416% 8/09/12	635,000	634,942
Marathon Oil Corp. (b) 0.416% 8/13/12	368,000	367,950
National Fuel Gas Co. 0.456% 8/16/12	500,000	499,906
NextEra Energy Capital Holdings, Inc. (b) 0.396% 8/17/12	744,000	743,871
Northeast Utilities (b) 0.528% 8/27/12	1,000,000	999,624
OGE Energy Corp. (b) 0.365% 8/07/12	706,000	705,958

	Principal Amount	Value
ONEOK, Inc. (b) 0.457% 8/15/12	$485,000	$484,915
Reed Elsevier, Inc. (b) 0.416% 8/01/12	628,000	628,000
Ryder System, Inc. 0.385% 8/08/12	507,000	506,963
Southern California Edison (b) 0.375% 8/14/12	750,000	749,900
Spectra Energy Capital LLC (b) 0.436% 8/02/12	500,000	499,994
Talisman Energy, Inc. (b) 0.660% 8/03/12	550,000	549,980
Weatherford International Ltd. 0.406% 8/10/12 (b)	500,000	499,950
Weatherford International Ltd. 0.487% 8/03/12 (b)	1,000,000	999,973
WPP CP Finance PLC (b) 0.517% 8/24/12	1,000,000	999,674

		12,988,735

Repurchase Agreement — 1.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (g)	1,917,083	1,917,083

Time Deposits — 0.0%
Euro Time Deposit 0.010% 8/01/12	1,475	1,475

TOTAL SHORT-TERM INVESTMENTS (Cost $14,907,293)		14,907,293

TOTAL INVESTMENTS — 108.1% (Cost $125,068,283) (h)		129,944,402

Other Assets/(Liabilities) — (8.1)%		(9,776,976)

NET ASSETS — 100.0%		$120,167,426

Notes to Portfolio of Investments

ABS	Asset-Backed Security
ADR	American Depositary Receipt
BAB	Build America Bonds
CDO	Collateralized Debt Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
MBS	Mortgage-Backed Security
PAC	Planned Amortization Class
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note
WL	Whole Loan
(a)	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Balanced Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2012, these securities amounted to a value of $16,475,741 or 13.71% of net assets.
(c)	Security is currently in default due to bankruptcy or payment of principal or interest of the issuer. Income is not being accrued. At July 31, 2012, these securities amounted to a value of $18 or 0.00% of net assets.
(d)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $192,500 or 0.16% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(e)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(f)	A portion of this security is held as collateral for open futures contracts. (Note 2).
(g)	Maturity value of $1,917,083. Collateralized by U.S. Government Agency obligations with rates ranging from 3.000% – 4.000%, maturity dates ranging from 8/01/26 –12/01/26, and an aggregate market value, including accrued interest, of $1,956,802.
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments

July 31, 2012 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 30.4%

SOVEREIGN DEBT OBLIGATIONS — 20.1%
Australia Government Bond AUD (a) 5.750% 7/15/22	$468,000	$606,411
Australia Government Bond AUD (a) 6.000% 2/15/17	843,000	1,014,029
Australia Government Bond AUD (a) 6.000% 2/15/17	128,000	153,969
Brazil Notas do Tesouro Nacional Series F BRL (a) 10.000% 1/01/14	149,000	74,605
Canada Government Bond CAD (a) 3.250% 6/01/21	150,000	169,814
Poland Government Bond PLN (a) 5.000% 4/25/16	815,000	249,414
United Mexican States MXN (a) 8.000% 12/19/13	1,730,000	135,925
United Mexican States MXN (a) 10.000% 12/05/24	1,070,000	114,103

		2,518,270

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $2,370,635)		2,518,270

U.S. TREASURY OBLIGATIONS — 10.3%
U.S. Treasury Bonds & Notes — 10.3%
U.S. Treasury Bond 3.125% 2/15/42	322,200	359,112
U.S. Treasury Note 2.125% 8/15/21	869,200	925,990

		1,285,102

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,219,762)		1,285,102

TOTAL BONDS & NOTES (Cost $3,590,397)		3,803,372

	Number of Shares
MUTUAL FUNDS — 56.8%
Commodity Fund — 3.7%
PowerShares DB Agriculture Fund (b)	15,277	459,990

Diversified Financial — 53.1%
iShares Barclays Intermediate Credit Bond Fund	7,901	874,230
iShares Gold Trust	25,843	406,252
iShares iBoxx $ High Yield Corporate Bond Fund	9,501	871,242

	Number of Shares	Value
iShares S&P Global Healthcare Sector Index Fund	9,011	$551,474
SPDR Gold Trust (b)	3,468	542,881
SPDR S&P 500 ETF Trust	20,321	2,798,405
SPDR S&P Emerging Asia Pacific ETF	3,492	238,469
Vanguard MSCI Emerging Markets ETF	9,179	367,343

		6,650,296

TOTAL MUTUAL FUNDS (Cost $6,765,637)		7,110,286

	Units
PURCHASED OPTIONS — 0.1%
Options on Futures — 0.1%
S&P 500 Index Futures, Put, Expires 9/22/12, Strike 1,250.00	9	7,290

TOTAL PURCHASED OPTIONS (Cost $44,505)		7,290

TOTAL LONG-TERM INVESTMENTS (Cost $10,400,539)		10,920,948

	Principal Amount
SHORT-TERM INVESTMENTS — 24.7%
Repurchase Agreement — 16.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (c)	$2,107,603	2,107,603

Time Deposits — 0.1%
Euro Time Deposit 0.010% 8/01/12	6,683	6,683

U.S. Treasury Bills — 7.8%
U.S. Treasury Bills 0.010% 8/23/12	977,000	976,956

TOTAL SHORT-TERM INVESTMENTS (Cost $3,091,242)		3,091,242

TOTAL INVESTMENTS — 112.0% (Cost $13,491,781) (d)		14,012,190

Other Assets/(Liabilities) — (12.0)%		(1,497,879)

NET ASSETS — 100.0%		$12,514,311

The accompanying notes are an integral part of the financial statements.

MassMutual Barings Dynamic Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
MXN	Mexican Peso
PLN	Polish Zloty
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Non-income producing security.
(c)	Maturity value of $2,107,603. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,152,037.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.3%

COMMON STOCK — 96.3%
Auto Manufacturers — 2.2%
Ford Motor Co.	222,150	$2,052,666
Navistar International Corp. (a)	54,330	1,336,518

		3,389,184

Banks — 9.8%
M&T Bank Corp.	41,760	3,584,678
PNC Financial Services Group, Inc.	37,170	2,196,747
SunTrust Banks, Inc.	117,390	2,776,273
U.S. Bancorp	49,560	1,660,260
Wells Fargo & Co.	150,960	5,103,958

		15,321,916

Beverages — 5.5%
The Coca-Cola Co.	34,630	2,798,104
Molson Coors Brewing Co. Class B	79,100	3,347,512
PepsiCo, Inc.	33,240	2,417,545

		8,563,161

Chemicals — 2.7%
Celanese Corp. Series A	20,900	796,917
The Mosaic Co.	58,610	3,405,827

		4,202,744

Commercial Services — 2.7%
AerCap Holdings NV (a)	203,940	2,312,680
Quanta Services, Inc. (a)	85,460	1,964,725

		4,277,405

Computers — 1.0%
Apple, Inc. (a)	2,550	1,557,438

Cosmetics & Personal Care — 1.0%
The Procter & Gamble Co.	23,680	1,528,307

Diversified Financial — 4.9%
BlackRock, Inc.	20,270	3,451,170
Citigroup, Inc.	39,720	1,077,604
The Goldman Sachs Group, Inc.	31,850	3,213,665

		7,742,439

Electric — 5.3%
American Electric Power Co., Inc.	47,310	1,998,375
Edison International	83,410	3,851,874
GenOn Energy, Inc. (a)	421,980	1,004,312
Public Service Enterprise Group, Inc.	43,430	1,443,613

		8,298,174

Electronics — 1.0%
TE Connectivity Ltd.	47,530	1,568,965

Forest Products & Paper — 1.5%
Rock-Tenn Co. Class A	41,290	2,403,904

	Number of Shares	Value
Gas — 0.6%
NiSource, Inc.	35,800	$916,122

Health Care – Products — 2.0%
Baxter International, Inc.	54,400	3,182,944

Health Care – Services — 5.9%
Humana, Inc.	85,170	5,246,472
UnitedHealth Group, Inc.	79,280	4,050,415

		9,296,887

Household Products — 1.3%
Church & Dwight Co., Inc.	35,800	2,062,438

Insurance — 6.0%
ACE Ltd.	51,830	3,809,505
Marsh & McLennan Cos., Inc.	115,360	3,831,106
The Travelers Cos., Inc.	28,600	1,791,790

		9,432,401

Manufacturing — 5.6%
Honeywell International, Inc.	96,130	5,580,346
Tyco International Ltd.	59,250	3,255,195

		8,835,541

Media — 2.8%
Comcast Corp. Class A	110,830	3,607,517
Viacom, Inc. Class B	15,820	738,952

		4,346,469

Oil & Gas — 10.3%
Apache Corp.	15,620	1,345,195
Chevron Corp.	78,390	8,589,976
Exxon Mobil Corp.	56,460	4,903,551
Valero Energy Corp.	46,370	1,275,175

		16,113,897

Oil & Gas Services — 1.1%
Baker Hughes, Inc.	37,150	1,720,788

Pharmaceuticals — 6.7%
Merck & Co., Inc.	127,370	5,625,933
Pfizer, Inc.	103,210	2,481,168
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	59,090	2,416,190

		10,523,291

Retail — 4.6%
Target Corp.	86,380	5,238,947
Walgreen Co.	55,900	2,032,524

		7,271,471

Semiconductors — 2.3%
Analog Devices, Inc.	43,110	1,684,739
Xilinx, Inc.	58,070	1,881,468

		3,566,207

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Telecommunications — 7.8%
AT&T, Inc.	65,311	$2,476,593
Cisco Systems, Inc.	166,040	2,648,338
Juniper Networks, Inc. (a)	288,190	5,051,971
Verizon Communications, Inc.	44,300	1,999,702

		12,176,604

Textiles — 1.7%
Mohawk Industries, Inc. (a)	39,860	2,647,900

TOTAL COMMON STOCK (Cost $141,850,300)		150,946,597

TOTAL EQUITIES (Cost $141,850,300)		150,946,597

TOTAL LONG-TERM INVESTMENTS (Cost $141,850,300)		150,946,597

	Principal Amount
SHORT-TERM INVESTMENTS — 2.5%
Repurchase Agreement — 2.5%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$3,910,712	3,910,712

TOTAL SHORT-TERM INVESTMENTS (Cost $3,910,712)		3,910,712

TOTAL INVESTMENTS — 98.8% (Cost $145,761,012) (c)		154,857,309

Other Assets/(Liabilities) — 1.2%		1,886,172

NET ASSETS — 100.0%		$156,743,481

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,910,713. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,989,620.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.4%

COMMON STOCK — 100.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc. Class A (a)	1,000	$5,060
The Interpublic Group of Companies, Inc.	20,800	205,296
Lamar Advertising Co. Class A (a)	1,100	33,385

		243,741

Aerospace & Defense — 1.4%
Alliant Techsystems, Inc.	9,100	421,512
The Boeing Co.	3,200	236,512
Exelis, Inc.	20,400	191,760
General Dynamics Corp.	9,680	614,099
L-3 Communications Holdings, Inc.	3,960	280,725
Lockheed Martin Corp.	3,200	285,664
Northrop Grumman Corp.	13,850	916,870
Raytheon Co.	18,070	1,002,523

		3,949,665

Agriculture — 1.2%
Altria Group, Inc.	24,700	888,459
Archer-Daniels-Midland Co.	43,000	1,121,870
Bunge Ltd.	4,000	263,080
Philip Morris International, Inc.	5,300	484,632
Reynolds American, Inc.	10,640	492,313

		3,250,354

Airlines — 0.4%
Copa Holdings SA Class A	6,300	488,439
Delta Air Lines, Inc. (a)	48,800	470,920
Southwest Airlines Co.	24,600	226,074

		1,185,433

Auto Manufacturers — 0.9%
Ford Motor Co.	170,400	1,574,496
General Motors Co. (a)	39,500	778,545
Navistar International Corp. (a)	1,000	24,600
Oshkosh Corp. (a)	3,000	67,560

		2,445,201

Automotive & Parts — 0.1%
Lear Corp.	4,100	145,755
TRW Automotive Holdings Corp. (a)	3,690	145,017

		290,772

Banks — 8.4%
Associated Banc-Corp.	11,450	143,010
Bank of America Corp.	396,173	2,907,910
Bank of Hawaii Corp.	3,320	155,077
Bank of New York Mellon Corp.	47,850	1,018,248
BB&T Corp.	35,319	1,107,957
BOK Financial Corp.	1,200	67,788

	Number of Shares	Value
Capital One Financial Corp.	16,050	$906,664
CapitalSource, Inc.	34,500	225,975
City National Corp.	1,970	97,082
Comerica, Inc.	8,600	259,806
Commerce Bancshares, Inc.	3,384	133,262
Cullen/Frost Bankers, Inc.	1,300	71,903
East West Bancorp, Inc.	18,300	398,940
Fifth Third Bancorp	49,760	687,683
First Citizens BancShares, Inc. Class A	438	71,959
First Horizon National Corp.	3,016	24,822
First Republic Bank	2,600	84,578
Fulton Financial Corp.	4,800	44,112
Huntington Bancshares, Inc.	45,071	280,116
KeyCorp	48,700	388,626
M&T Bank Corp.	4,075	349,798
Northern Trust Corp.	4,700	213,380
PNC Financial Services Group, Inc.	14,436	853,168
Popular, Inc. (a)	13,400	201,938
Regions Financial Corp.	63,460	441,682
State Street Corp.	20,700	835,866
SunTrust Banks, Inc.	24,100	569,965
SVB Financial Group (a)	1,700	98,277
U.S. Bancorp	91,790	3,074,965
Valley National Bancorp	13,668	127,112
Wells Fargo & Co.	223,110	7,543,349
Zions Bancorp	950	17,290

		23,402,308

Beverages — 0.2%
Brown-Forman Corp. Class B	700	65,492
Coca-Cola Enterprises, Inc.	4,620	135,459
Constellation Brands, Inc. Class A (a)	8,630	243,452
Molson Coors Brewing Co. Class B	2,860	121,035

		565,438

Biotechnology — 0.1%
Bio-Rad Laboratories, Inc. Class A (a)	800	76,968
Charles River Laboratories International, Inc. (a)	3,400	115,702
Life Technologies Corp. (a)	3,460	151,825

		344,495

Building Materials — 0.1%
Fortune Brands Home & Security, Inc. (a)	4,200	92,904
Martin Marietta Materials, Inc.	2,200	165,308
Owens Corning, Inc. (a)	1,400	37,604

		295,816

Chemicals — 1.5%
Air Products & Chemicals, Inc.	3,100	249,333
Albemarle Corp.	2,500	145,550

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ashland, Inc.	900	$63,351
Cabot Corp.	3,800	148,200
CF Industries Holdings, Inc.	3,648	714,132
Cytec Industries, Inc.	900	55,404
The Dow Chemical Co.	48,910	1,407,630
Huntsman Corp.	17,400	220,110
LyondellBasell Industries NV Class A	12,400	552,172
The Mosaic Co.	10,000	581,100
RPM International, Inc.	2,500	66,250
W.R. Grace & Co. (a)	200	11,208
Westlake Chemical Corp.	1,500	89,040

		4,303,480

Coal — 0.0%
Alpha Natural Resources, Inc. (a)	57	400
Peabody Energy Corp.	4,500	93,960

		94,360

Commercial Services — 0.8%
Aaron’s, Inc.	500	14,665
Booz Allen Hamilton Holding Corp.	7,200	125,496
Corrections Corporation of America	1,900	59,052
DeVry, Inc.	400	7,852
Donnelley (R.R.) & Sons Co.	19,000	230,280
Equifax, Inc.	5,700	266,988
H&R Block, Inc.	19,400	312,922
Hertz Global Holdings, Inc. (a)	6,500	73,190
KAR Auction Services, Inc. (a)	700	11,207
Paychex, Inc.	4,700	153,643
Quanta Services, Inc. (a)	5,300	121,847
SAIC, Inc.	13,500	156,195
Service Corp. International	15,100	194,035
Total System Services, Inc.	9,500	224,675
Towers Watson & Co. Class A	1,200	70,356
Verisk Analytics, Inc. Class A (a)	2,100	105,525

		2,127,928

Computers — 1.5%
Brocade Communications Systems, Inc. (a)	92,900	461,713
Computer Sciences Corp.	6,670	164,215
Dell, Inc. (a)	55,800	662,904
Diebold, Inc.	13,900	449,665
DST Systems, Inc.	800	43,120
Hewlett-Packard Co.	77,700	1,417,248
Lexmark International, Inc. Class A	9,600	167,904
SanDisk Corp. (a)	100	4,113
Synopsys, Inc. (a)	11,000	333,190
Western Digital Corp. (a)	9,900	393,723

		4,097,795

Cosmetics & Personal Care — 1.9%
Avon Products, Inc.	6,200	96,038
Colgate-Palmolive Co.	1,310	140,642

	Number of Shares	Value
The Procter & Gamble Co.	77,310	$4,989,587

		5,226,267

Distribution & Wholesale — 0.2%
Ingram Micro, Inc. Class A (a)	12,100	181,379
Tech Data Corp. (a)	7,900	395,790
WESCO International, Inc. (a)	1,200	66,852

		644,021

Diversified Financial — 5.6%
American Express Co.	14,200	819,482
Ameriprise Financial, Inc.	9,630	498,064
BlackRock, Inc.	2,180	371,167
CBOE Holdings, Inc.	3,900	111,150
The Charles Schwab Corp.	23,900	301,857
CIT Group, Inc. (a)	600	21,912
Citigroup, Inc.	93,571	2,538,581
CME Group, Inc.	2,960	154,246
Discover Financial Services	30,500	1,096,780
E*TRADE Financial Corp. (a)	3,300	25,179
Federated Investors, Inc. Class B	500	10,055
Franklin Resources, Inc.	2,970	341,401
The Goldman Sachs Group, Inc.	17,390	1,754,651
Interactive Brokers Group, Inc. Class A	1,900	26,315
Invesco Ltd.	12,300	272,199
Janus Capital Group, Inc.	7,900	57,117
JP Morgan Chase & Co.	164,327	5,915,772
Legg Mason, Inc.	5,200	127,504
LPL Financial Holdings, Inc.	700	19,614
Morgan Stanley	25,800	352,428
The NASDAQ OMX Group, Inc.	4,800	108,960
NYSE Euronext	4,600	117,208
Raymond James Financial, Inc.	4,500	151,290
SLM Corp.	23,000	367,770
TD Ameritrade Holding Corp.	5,100	81,192

		15,641,894

Electric — 6.7%
The AES Corp. (a)	33,500	404,010
Alliant Energy Corp.	2,700	126,117
Ameren Corp.	13,060	446,783
American Electric Power Co., Inc.	19,330	816,499
CenterPoint Energy, Inc.	16,500	347,490
CMS Energy Corp.	12,500	308,250
Consolidated Edison, Inc.	10,660	687,570
Dominion Resources, Inc.	11,000	597,410
DTE Energy Co.	9,510	583,629
Duke Energy Corp.	47,814	3,240,833
Edison International	9,880	456,258
Entergy Corp.	6,900	501,423
Exelon Corp.	9,875	386,310
FirstEnergy Corp.	20,227	1,015,800
Great Plains Energy, Inc.	2,537	56,271

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hawaiian Electric Industries, Inc.	8,000	$227,920
Integrys Energy Group, Inc.	2,940	177,988
MDU Resources Group, Inc.	3,700	82,843
NextEra Energy, Inc.	20,910	1,482,519
Northeast Utilities	1,881	75,014
NRG Energy, Inc.	3,400	67,388
NV Energy, Inc.	10,600	193,874
OGE Energy Corp.	6,160	327,158
Pepco Holdings, Inc.	10,310	205,788
PG&E Corp.	17,030	786,105
Pinnacle West Capital Corp.	5,860	313,744
PPL Corp.	30,000	867,000
Public Service Enterprise Group, Inc.	27,300	907,452
SCANA Corp.	4,420	217,331
The Southern Co.	31,550	1,519,132
TECO Energy, Inc.	8,030	146,066
Westar Energy, Inc.	4,400	134,464
Wisconsin Energy Corp.	11,860	483,176
Xcel Energy, Inc.	20,820	610,026

		18,799,641

Electrical Components & Equipment — 0.4%
Emerson Electric Co.	2,400	114,648
Energizer Holdings, Inc. (a)	2,700	209,979
General Cable Corp. (a)	4,100	107,133
Hubbell, Inc. Class B	3,700	304,436
Molex, Inc.	9,400	236,128

		972,324

Electronics — 0.6%
Arrow Electronics, Inc. (a)	1,500	50,625
Avnet, Inc. (a)	9,500	299,250
AVX Corp.	1,100	10,714
Dolby Laboratories, Inc. Class A (a)	12,800	451,200
Garmin Ltd.	10,300	397,683
Itron, Inc. (a)	2,300	89,631
Jabil Circuit, Inc.	700	15,190
PerkinElmer, Inc.	4,410	112,675
Vishay Intertechnology, Inc. (a)	16,300	160,881

		1,587,849

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	6,600	113,388

Engineering & Construction — 0.7%
AECOM Technology Corp. (a)	27,300	442,533
Chicago Bridge & Iron Co. NV	22,600	807,724
Jacobs Engineering Group, Inc. (a)	2,300	88,711
KBR, Inc.	3,900	102,336
McDermott International, Inc. (a)	9,900	115,830
The Shaw Group, Inc. (a)	1,100	42,845
URS Corp.	9,100	319,137

		1,919,116

Entertainment — 0.2%
International Game Technology	3,800	43,016

	Number of Shares	Value
The Madison Square Garden Co. Class A (a)	800	$29,000
Penn National Gaming, Inc. (a)	5,400	210,168
Regal Entertainment Group Class A	24,500	338,590

		620,774

Environmental Controls — 0.5%
Republic Services, Inc.	20,090	581,204
Waste Connections, Inc.	150	4,615
Waste Management, Inc.	22,540	775,376

		1,361,195

Foods — 1.7%
Campbell Soup Co.	11,200	370,832
ConAgra Foods, Inc.	20,200	498,738
Dean Foods Co. (a)	28,600	353,782
General Mills, Inc.	4,540	175,698
H.J. Heinz Co.	4,230	233,538
Hillshire Brands Co.	1,360	34,830
Hormel Foods Corp.	2,900	80,939
Ingredion, Inc.	70	3,634
The J.M. Smucker Co.	340	26,112
Kellogg Co.	500	23,850
Kraft Foods, Inc. Class A	43,150	1,713,487
Ralcorp Holdings, Inc. (a)	700	41,769
Safeway, Inc.	28,700	446,285
Smithfield Foods, Inc. (a)	10,400	192,400
Sysco Corp.	5,400	158,706
Tyson Foods, Inc. Class A	27,600	414,276

		4,768,876

Forest Products & Paper — 0.3%
Domtar Corp.	4,200	310,212
International Paper Co.	11,200	367,472
MeadWestvaco Corp.	7,500	213,000

		890,684

Gas — 0.5%
AGL Resources, Inc.	860	34,830
Atmos Energy Corp.	2,850	102,173
Energen Corp.	2,000	102,420
NiSource, Inc.	10,490	268,439
Sempra Energy	11,210	789,296
UGI Corp.	1,590	48,734
Vectren Corp.	4,150	123,877

		1,469,769

Hand & Machine Tools — 0.0%
Kennametal, Inc.	1,300	47,970
Regal-Beloit Corp.	100	6,437
Snap-on, Inc.	130	8,812
Stanley Black & Decker, Inc.	635	42,475

		105,694

Health Care – Products — 3.3%
Alere, Inc. (a)	10,900	205,683

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Baxter International, Inc.	3,000	$175,530
Boston Scientific Corp. (a)	34,700	179,399
CareFusion Corp. (a)	6,000	146,460
The Cooper Cos., Inc.	1,200	90,312
Covidien PLC	11,500	642,620
Henry Schein, Inc. (a)	500	37,405
Hill-Rom Holdings, Inc.	5,800	151,670
Hologic, Inc. (a)	7,500	138,900
Johnson & Johnson	72,600	5,025,372
Medtronic, Inc.	36,500	1,438,830
St. Jude Medical, Inc.	4,800	179,328
Stryker Corp.	5,500	286,165
Zimmer Holdings, Inc.	8,400	495,012

		9,192,686

Health Care – Services — 2.2%
Aetna, Inc.	15,820	570,469
AMERIGROUP Corp. (a)	300	26,964
Cigna Corp.	9,800	394,744
Community Health Systems, Inc. (a)	18,400	452,824
Coventry Health Care, Inc.	3,000	99,990
HCA Holdings, Inc.	15,600	413,088
Health Net, Inc. (a)	2,600	57,252
Humana, Inc.	6,800	418,880
LifePoint Hospitals, Inc. (a)	1,700	64,804
Quest Diagnostics, Inc.	4,800	280,464
Tenet Healthcare Corp. (a)	3,900	18,018
Thermo Fisher Scientific, Inc.	2,210	123,031
UnitedHealth Group, Inc.	48,200	2,462,538
WellPoint, Inc.	11,800	628,822

		6,011,888

Holding Company – Diversified — 0.0%
Leucadia National Corp.	1,000	21,680

Home Builders — 0.4%
D.R. Horton, Inc.	18,200	320,866
Lennar Corp. Class A	6,000	175,260
PulteGroup, Inc. (a)	25,857	292,184
Thor Industries, Inc.	15,600	448,188

		1,236,498

Home Furnishing — 0.1%
Harman International Industries, Inc.	1,300	52,455
Whirlpool Corp.	3,400	229,704

		282,159

Household Products — 0.6%
Avery Dennison Corp.	5,800	178,582
Beam, Inc.	6,960	437,645
Church & Dwight Co., Inc.	3,000	172,830
The Clorox Co.	4,000	290,840
Jarden Corp.	7,400	334,480
Kimberly-Clark Corp.	3,340	290,279
The Scotts Miracle-Gro Co. Class A	200	7,980

		1,712,636

	Number of Shares	Value
Housewares — 0.1%
Newell Rubbermaid, Inc.	10,700	$188,855

Insurance — 7.8%
ACE Ltd.	13,700	1,006,950
Aflac, Inc.	17,700	774,906
Alleghany Corp. (a)	525	181,550
Allied World Assurance Co. Holdings Ltd.	5,700	429,951
The Allstate Corp.	21,600	740,880
American Financial Group, Inc.	7,100	267,741
American International Group, Inc. (a)	35,502	1,110,148
American National Insurance Co.	1,580	111,279
Aon PLC	9,560	470,352
Arch Capital Group Ltd. (a)	8,200	318,160
Aspen Insurance Holdings Ltd.	17,300	497,202
Assurant, Inc.	11,290	408,811
Assured Guaranty Ltd.	21,500	257,570
Axis Capital Holdings Ltd.	5,800	190,588
Berkshire Hathaway, Inc. Class B (a)	55,100	4,674,684
Brown & Brown, Inc.	1,100	27,764
The Chubb Corp.	10,960	796,682
Cincinnati Financial Corp.	6,220	235,365
CNA Financial Corp.	6,600	172,326
Endurance Specialty Holdings Ltd.	2,500	86,675
Everest Re Group Ltd.	4,800	488,160
Fidelity National Financial, Inc. Class A	18,300	340,746
Genworth Financial, Inc. Class A (a)	11,160	56,246
The Hanover Insurance Group, Inc.	2,200	77,154
The Hartford Financial Services Group, Inc.	22,090	363,380
HCC Insurance Holdings, Inc.	10,770	329,993
Kemper Corp.	1,650	53,988
Lincoln National Corp.	7,298	146,325
Loews Corp.	11,920	471,913
Markel Corp. (a)	285	123,137
Marsh & McLennan Cos., Inc.	3,600	119,556
Mercury General Corp.	790	28,614
MetLife, Inc.	32,740	1,007,410
Old Republic International Corp.	1,400	11,284
PartnerRe Ltd.	7,100	514,324
Principal Financial Group, Inc.	15,100	386,409
ProAssurance Corp.	1,900	170,183
The Progressive Corp.	16,500	325,710
Protective Life Corp.	18,580	518,568
Prudential Financial, Inc.	13,700	661,436
Reinsurance Group of America, Inc. Class A	3,750	208,763
RenaissanceRe Holdings Ltd.	3,200	236,768
StanCorp Financial Group, Inc.	1,370	40,771
Torchmark Corp.	7,260	361,185
The Travelers Cos., Inc.	10,069	630,823
Unum Group	13,900	262,571

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Validus Holdings Ltd.	16,500	$536,745
W.R. Berkley Corp.	5,900	216,117
White Mountains Insurance Group Ltd.	353	180,238
XL Group PLC	12,350	255,028

		21,883,129

Internet — 0.8%
AOL, Inc. (a)	11,600	369,576
Expedia, Inc.	5,000	284,950
IAC/InterActiveCorp	1,550	81,545
Liberty Interactive Corp. Class A (a)	18,900	353,997
Symantec Corp. (a)	20,200	318,150
VeriSign, Inc. (a)	6,600	293,172
Yahoo!, Inc. (a)	32,500	514,800

		2,216,190

Investment Companies — 0.1%
American Capital Ltd. (a)	26,300	261,948
Ares Capital Corp.	8,100	134,703

		396,651

Iron & Steel — 0.4%
Cliffs Natural Resources, Inc.	14,300	584,727
Nucor Corp.	8,700	341,040
Reliance Steel & Aluminum Co.	3,000	154,440
Steel Dynamics, Inc.	5,800	74,762
United States Steel Corp.	1,990	41,093

		1,196,062

Leisure Time — 0.1%
Carnival Corp.	10,700	356,096
Royal Caribbean Cruises Ltd.	200	4,996

		361,092

Lodging — 0.4%
Choice Hotels International, Inc.	4,700	188,376
Hyatt Hotels Corp. Class A (a)	2,200	78,210
Marriott International, Inc. Class A	9,200	335,064
MGM Resorts International (a)	45,500	433,160

		1,034,810

Machinery – Construction & Mining — 0.2%
Ingersoll-Rand PLC	10,000	424,100
Terex Corp. (a)	1,200	23,400

		447,500

Machinery – Diversified — 0.4%
AGCO Corp. (a)	3,370	147,741
CNH Global NV (a)	600	22,872
Eaton Corp.	4,200	184,128
Flowserve Corp.	1,260	151,175
Gardner Denver, Inc.	1,500	85,470
IDEX Corp.	3,400	129,710
Nordson Corp.	2,900	148,654
Xylem, Inc.	4,200	100,716

		970,466

	Number of Shares	Value
Manufacturing — 4.9%
3M Co.	3,000	$273,690
AptarGroup, Inc.	1,000	50,010
Carlisle Cos., Inc.	1,800	90,882
Cooper Industries PLC	1,900	136,572
Crane Co.	20	780
Danaher Corp.	11,200	591,472
Dover Corp.	3,700	201,539
General Electric Co.	488,490	10,136,167
Illinois Tool Works, Inc.	2,600	141,284
ITT Corp.	9,650	180,841
Leggett & Platt, Inc.	3,410	79,044
Parker Hannifin Corp.	3,200	257,024
Pentair, Inc.	1,700	74,511
SPX Corp.	1,200	72,864
Teleflex, Inc.	1,020	65,015
Textron, Inc.	16,500	429,825
Trinity Industries, Inc.	100	2,800
Tyco International Ltd.	16,400	901,016

		13,685,336

Media — 2.9%
Cablevision Systems Corp. Class A	10,300	158,002
CBS Corp. Class B	11,200	374,752
Comcast Corp. Class A	60,700	1,975,785
DISH Network Corp. Class A	7,100	218,396
Gannett Co., Inc.	34,655	488,982
John Wiley & Sons, Inc. Class A	2,800	133,420
Liberty Media Corp. — Liberty Capital Class A (a)	1,267	119,858
News Corp. Class A	60,000	1,381,200
Time Warner, Inc.	34,990	1,368,809
The Walt Disney Co.	33,990	1,670,269
The Washington Post Co. Class B	166	56,191

		7,945,664

Metal Fabricate & Hardware — 0.1%
Commercial Metals Co.	1,100	14,179
The Timken Co.	9,700	351,140

		365,319

Mining — 0.9%
Alcoa, Inc.	45,800	387,926
Freeport-McMoRan Copper & Gold, Inc.	30,700	1,033,669
Newmont Mining Corp.	600	26,682
Southern Copper Corp.	18,800	606,864
Vulcan Materials Co.	11,700	453,258

		2,508,399

Office Equipment/Supplies — 0.3%
Pitney Bowes, Inc.	33,200	443,552
Xerox Corp.	69,156	479,251

		922,803

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas — 14.3%
Anadarko Petroleum Corp.	50	$3,472
Apache Corp.	8,428	725,819
Atwood Oceanics, Inc. (a)	2,000	89,060
Cheniere Energy, Inc. (a)	7,200	98,136
Chesapeake Energy Corp.	2,800	52,696
Chevron Corp.	95,135	10,424,893
Cimarex Energy Co.	300	17,007
ConocoPhillips	65,548	3,568,433
Denbury Resources, Inc. (a)	9,814	148,388
Devon Energy Corp.	9,850	582,332
Diamond Offshore Drilling, Inc.	7,300	477,566
EQT Corp.	1,800	101,520
Exxon Mobil Corp.	184,200	15,997,770
Hess Corp.	5,500	259,380
Laredo Petroleum Holdings, Inc. (a)	4,852	111,499
Marathon Oil Corp.	10,900	288,523
Marathon Petroleum Corp.	15,000	709,500
Murphy Oil Corp.	4,900	262,934
Nabors Industries Ltd. (a)	5,400	74,736
Occidental Petroleum Corp.	33,370	2,904,191
Patterson-UTI Energy, Inc.	1,900	29,412
Phillips 66	29,000	1,090,400
Plains Exploration & Production Co. (a)	4,200	167,832
Questar Corp.	14,100	286,935
Rowan Companies PLC Class A (a)	2,700	94,851
Sunoco, Inc.	8,000	385,520
Tesoro Corp. (a)	11,900	329,035
Valero Energy Corp.	20,564	565,510
WPX Energy, Inc. (a)	666	10,623

		39,857,973

Oil & Gas Services — 0.6%
Baker Hughes, Inc.	7,003	324,379
HollyFrontier Corp.	16,600	620,674
National Oilwell Varco, Inc.	8,800	636,240
Tidewater, Inc.	30	1,457

		1,582,750

Packaging & Containers — 0.2%
Bemis Co., Inc.	8,260	253,995
Greif, Inc. Class A	3,900	168,714
Owens-Illinois, Inc. (a)	5,700	105,165
Sealed Air Corp.	1,200	19,440
Sonoco Products Co.	4,200	127,302

		674,616

Pharmaceuticals — 6.1%
Abbott Laboratories	4,600	305,026
Bristol-Myers Squibb Co.	8,400	299,040
Cardinal Health, Inc.	6,400	275,776
DENTSPLY International, Inc.	100	3,634
Eli Lilly & Co.	35,820	1,577,155

	Number of Shares	Value
Forest Laboratories, Inc. (a)	12,900	$432,795
Merck & Co., Inc.	130,228	5,752,171
Omnicare, Inc.	8,700	273,267
Patterson Cos., Inc.	900	30,690
Pfizer, Inc.	330,436	7,943,681

		16,893,235

Pipelines — 0.1%
National Fuel Gas Co.	50	2,447
Spectra Energy Corp.	10,900	334,521

		336,968

Real Estate — 0.1%
The Howard Hughes Corp. (a)	800	49,304
Jones Lang LaSalle, Inc.	1,300	86,697

		136,001

Real Estate Investment Trusts (REITS) — 4.0%
Alexandria Real Estate Equities, Inc.	1,600	117,568
American Campus Communities, Inc.	2,900	138,214
American Capital Agency Corp.	19,200	674,688
Annaly Capital Management, Inc.	38,560	672,101
AvalonBay Communities, Inc.	3,844	565,414
Boston Properties, Inc.	3,970	440,273
Brandywine Realty Trust	9,900	117,612
BRE Properties, Inc.	2,200	115,896
Camden Property Trust	1,600	114,096
CBL & Associates Properties, Inc.	6,500	128,245
Chimera Investment Corp.	140,200	302,832
CommonWealth	4,067	74,182
Corporate Office Properties Trust	600	13,356
DDR Corp.	8,400	126,336
Douglas Emmett, Inc.	4,700	110,497
Duke Realty Corp.	6,100	88,206
Equity Residential	11,100	702,741
Extra Space Storage, Inc.	4,400	144,056
Federal Realty Investment Trust	700	76,062
General Growth Properties, Inc.	8,040	145,685
Hatteras Financial Corp.	8,500	248,625
HCP, Inc.	14,900	703,429
Health Care, Inc.	4,800	298,704
Hospitality Properties Trust	4,540	110,186
Host Hotels & Resorts, Inc.	14,903	218,776
Kilroy Realty Corp.	2,700	127,818
Kimco Realty Corp.	17,200	335,228
Liberty Property Trust	5,170	187,619
The Macerich Co.	4,882	285,158
Mack-Cali Realty Corp.	3,560	95,372
MFA Financial, Inc.	24,600	198,768
National Retail Properties, Inc.	4,300	126,850
Piedmont Office Realty Trust, Inc. Class A	7,600	129,656
Prologis, Inc.	23,185	749,571
Realty Income Corp.	4,500	185,400

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regency Centers Corp.	3,000	$143,550
Senior Housing Properties Trust	1,600	36,400
Simon Property Group, Inc.	2,570	412,459
SL Green Realty Corp.	4,100	322,875
Taubman Centers, Inc.	1,600	124,032
UDR, Inc.	4,700	125,067
Ventas, Inc.	8,200	551,450
Vornado Realty Trust	3,658	305,443
Weingarten Realty Investors	5,400	145,152
Weyerhaeuser Co.	8,422	196,654

		11,232,302

Retail — 3.7%
American Eagle Outfitters, Inc.	4,900	102,018
AutoNation, Inc. (a)	1,140	44,950
Best Buy Co., Inc.	17,500	316,575
Chico’s FAS, Inc.	2,500	38,300
CVS Caremark Corp.	45,600	2,063,400
Dillard’s, Inc. Class A	6,600	430,518
DSW, Inc. Class A	900	53,208
Foot Locker, Inc.	14,300	472,186
GameStop Corp. Class A	22,700	363,654
J.C. Penney Co., Inc.	700	15,757
Kohl’s Corp.	9,500	472,340
Lowe’s Cos., Inc.	41,000	1,040,170
Macy’s, Inc.	17,544	628,777
PVH Corp.	1,200	95,316
Sally Beauty Holdings, Inc. (a)	3,900	103,038
Sears Holdings Corp. (a)	2,500	123,725
Signet Jewelers Ltd.	800	35,136
Staples, Inc.	28,300	360,542
Target Corp.	21,300	1,291,845
Wal-Mart Stores, Inc.	14,700	1,094,121
Walgreen Co.	29,900	1,087,164
Williams-Sonoma, Inc.	3,400	118,150

		10,350,890

Savings & Loans — 0.2%
Capitol Federal Financial, Inc.	4,400	51,568
First Niagara Financial Group, Inc.	1,700	12,886
Hudson City Bancorp, Inc.	9,750	61,913
New York Community Bancorp, Inc.	21,290	276,344
People’s United Financial, Inc.	15,400	176,484
Washington Federal, Inc.	4,216	67,161

		646,356

Semiconductors — 1.6%
Analog Devices, Inc.	9,100	355,628
Applied Materials, Inc.	47,900	521,631
Avago Technologies Ltd.	2,800	103,600
Broadcom Corp. Class A	7,400	250,712
Intel Corp.	58,800	1,511,160
KLA-Tencor Corp.	8,600	437,826
Lam Research Corp. (a)	5,152	177,280

	Number of Shares	Value
Marvell Technology Group Ltd.	13,900	$156,514
Maxim Integrated Products, Inc.	4,900	133,427
Micron Technology, Inc. (a)	7,900	49,059
NVIDIA Corp. (a)	11,600	157,064
ON Semiconductor Corp. (a)	29,300	203,342
PMC-Sierra, Inc. (a)	4,500	23,940
Teradyne, Inc. (a)	9,700	142,687
Texas Instruments, Inc.	5,500	149,820

		4,373,690

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. (a)	6,108	238,151

Software — 0.5%
Activision Blizzard, Inc.	11,700	140,751
Adobe Systems, Inc. (a)	6,700	206,896
CA, Inc.	19,790	476,345
Compuware Corp. (a)	190	1,750
The Dun & Bradstreet Corp.	2,800	224,532
Fidelity National Information Services, Inc.	8,200	257,808
Fiserv, Inc. (a)	1,200	84,156

		1,392,238

Telecommunications — 5.7%
Amdocs Ltd. (a)	8,000	238,000
AT&T, Inc.	238,714	9,052,035
CenturyLink, Inc.	23,207	964,019
Cisco Systems, Inc.	278,700	4,445,265
Corning, Inc.	45,600	520,296
EchoStar Corp. (a)	2,400	69,120
Frontier Communications Corp.	10,189	39,941
Harris Corp.	900	37,485
Juniper Networks, Inc. (a)	7,200	126,216
Level 3 Communications, Inc. (a)	3,500	67,445
MetroPCS Communications, Inc. (a)	16,600	145,416
NII Holdings, Inc. (a)	3,000	20,250
Sprint Nextel Corp. (a)	37,900	165,244
Telephone & Data Systems, Inc.	2,818	68,280
US Cellular Corp. (a)	1,300	53,456
Windstream Corp.	1,562	15,557

		16,028,025

Textiles — 0.1%
Cintas Corp.	3,600	142,668
Mohawk Industries, Inc. (a)	30	1,993

		144,661

Toys, Games & Hobbies — 0.1%
Mattel, Inc.	7,500	263,775

Transportation — 0.8%
Con-way, Inc.	1,500	53,430
CSX Corp.	13,000	298,220
FedEx Corp.	7,600	686,280
Kansas City Southern	500	36,400

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Norfolk Southern Corp.	12,800	$947,840
Ryder System, Inc.	3,290	129,758
UTI Worldwide, Inc.	300	3,975

		2,155,903

Trucking & Leasing — 0.1%
GATX Corp.	4,600	193,522

Water — 0.1%
American Water Works Co., Inc.	9,000	326,250
Aqua America, Inc.	1,700	43,588

		369,838

TOTAL COMMON STOCK (Cost $266,873,233)		280,168,995

TOTAL EQUITIES (Cost $266,873,233)		280,168,995

TOTAL LONG-TERM INVESTMENTS (Cost $266,873,233)		280,168,995

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Repurchase Agreement — 0.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$81,162	81,162

TOTAL SHORT-TERM INVESTMENTS (Cost $81,162)		81,162

TOTAL INVESTMENTS — 100.4% (Cost $266,954,395) (c)		280,250,157

Other Assets/(Liabilities) — (0.4)%		(1,055,683)

NET ASSETS — 100.0%		$279,194,474

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $81,162. Collateralized by U.S. Government Agency obligations with a rate of 4.000%, maturity date of 12/25/24, and an aggregate market value, including accrued interest, of $83,636.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 96.7%
Aerospace & Defense — 2.0%
The Boeing Co.	45,057	$3,330,163

Agriculture — 4.6%
Philip Morris International, Inc.	83,651	7,649,047

Auto Manufacturers — 2.0%
Ford Motor Co.	358,140	3,309,214

Banks — 0.5%
M&T Bank Corp.	9,930	852,391

Beverages — 2.9%
Dr. Pepper Snapple Group, Inc.	106,560	4,857,005

Commercial Services — 1.2%
Towers Watson & Co. Class A	33,026	1,936,314

Computers — 13.1%
Apple, Inc. (a)	21,215	12,957,274
International Business Machines Corp.	36,108	7,076,446
Western Digital Corp. (a)	40,416	1,607,344

		21,641,064

Diversified Financial — 13.1%
CIT Group, Inc. (a)	148,104	5,408,758
Citigroup, Inc.	222,304	6,031,108
CME Group, Inc.	48,365	2,520,300
Discover Financial Services	60,100	2,161,196
JP Morgan Chase & Co.	154,801	5,572,836

		21,694,198

Electric — 1.5%
The AES Corp. (a)	201,431	2,429,258

Foods — 2.0%
The J.M. Smucker Co.	43,269	3,323,059

Health Care – Products — 2.8%
Covidien PLC	83,499	4,665,924

Health Care – Services — 0.7%
DaVita, Inc. (a)	12,410	1,221,392

Insurance — 1.7%
Marsh & McLennan Cos., Inc.	86,553	2,874,425

Internet — 6.0%
eBay, Inc. (a)	149,230	6,610,889
Facebook, Inc. Class A (a)	46,765	1,015,268
Google, Inc. Class A (a)	3,588	2,271,096

		9,897,253

Lodging — 0.6%
Hyatt Hotels Corp. Class A (a)	26,310	935,320

	Number of Shares	Value
Manufacturing — 3.1%
Tyco International Ltd.	92,370	$5,074,808

Media — 3.3%
The McGraw-Hill Cos., Inc.	116,800	5,484,928

Mining — 1.5%
Vulcan Materials Co.	62,345	2,415,245

Oil & Gas — 6.8%
Chevron Corp.	74,620	8,176,860
Noble Energy, Inc.	36,045	3,151,414

		11,328,274

Oil & Gas Services — 3.3%
National Oilwell Varco, Inc.	74,492	5,385,772

Pharmaceuticals — 8.5%
Abbott Laboratories	75,428	5,001,631
Bristol-Myers Squibb Co.	108,246	3,853,558
Express Scripts Holding Co. (a)	61,120	3,541,293
Watson Pharmaceuticals, Inc. (a)	21,144	1,645,637

		14,042,119

Pipelines — 0.9%
Kinder Morgan, Inc.	40,358	1,445,220

Retail — 4.6%
AutoZone, Inc. (a)	8,066	3,026,605
CarMax, Inc. (a)	63,381	1,763,894
The TJX Cos., Inc.	53,890	2,386,249
Yum! Brands, Inc.	7,730	501,213

		7,677,961

Software — 0.7%
MSCI, Inc. Class A (a)	33,873	1,122,890

Telecommunications — 4.4%
America Movil SAB de CV Series L ADR (Mexico)	146,091	3,899,169
Corning, Inc.	98,144	1,119,823
QUALCOMM, Inc.	36,733	2,192,225

		7,211,217

Transportation — 4.9%
CSX Corp.	168,039	3,854,815
QR National Ltd.	93,100	311,410
United Parcel Service, Inc. Class B	51,139	3,866,620

		8,032,845

TOTAL COMMON STOCK (Cost $130,536,207)		159,837,306

TOTAL EQUITIES (Cost $130,536,207)		159,837,306

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Main Street Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%
Pipelines — 0.0%
Kinder Morgan, Inc., Expires 2/15/17, Strike 40.00 (a)	4,576	$13,499

TOTAL WARRANTS (Cost $8,717)		13,499

TOTAL LONG-TERM INVESTMENTS (Cost $130,544,924)		159,850,805

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$4,716,795	4,716,795

TOTAL SHORT-TERM INVESTMENTS (Cost $4,716,795)		4,716,795

TOTAL INVESTMENTS — 99.5% (Cost $135,261,719) (c)		164,567,600

Other Assets/(Liabilities) — 0.5%		757,474

NET ASSETS — 100.0%		$165,325,074

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,716,796. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $4,812,198.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.3%

COMMON STOCK — 99.3%
Aerospace & Defense — 1.8%
TransDigm Group, Inc. (a)	13,860	$1,709,770
United Technologies Corp.	52,500	3,908,100

		5,617,870

Agriculture — 1.4%
Philip Morris International, Inc.	46,020	4,208,069

Apparel — 2.2%
Nike, Inc. Class B	45,500	4,247,425
Ralph Lauren Corp.	18,021	2,601,151

		6,848,576

Automotive & Parts — 0.8%
Johnson Controls, Inc.	97,620	2,406,333

Banks — 0.7%
Standard Chartered PLC	98,441	2,246,482

Beverages — 4.6%
Brown-Forman Corp. Class B	39,110	3,659,131
The Coca-Cola Co.	70,390	5,687,512
SABMiller PLC	109,410	4,709,879

		14,056,522

Biotechnology — 2.2%
Alexion Pharmaceuticals, Inc. (a)	21,380	2,241,693
Vertex Pharmaceuticals, Inc. (a)	91,800	4,453,218

		6,694,911

Chemicals — 4.3%
Ecolab, Inc.	59,010	3,862,204
Monsanto Co.	51,540	4,412,855
PPG Industries, Inc.	9,650	1,056,289
Praxair, Inc.	36,360	3,772,714

		13,104,062

Commercial Services — 1.3%
Visa, Inc. Class A	31,480	4,063,124

Computers — 11.8%
Apple, Inc. (a)	44,412	27,125,073
International Business Machines Corp.	17,110	3,353,218
SanDisk Corp. (a)	32,260	1,326,854
Teradata Corp. (a)	65,100	4,402,062

		36,207,207

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	40,120	4,307,283
The Estee Lauder Cos., Inc. Class A	60,990	3,194,656

		7,501,939

Diversified Financial — 1.1%
American Express Co.	60,830	3,510,499

	Number of Shares	Value
Electronics — 0.8%
Mettler-Toledo International, Inc. (a)	15,260	$2,362,248

Foods — 1.5%
Nestle SA	74,687	4,589,216

Health Care – Products — 1.4%
Baxter International, Inc.	75,970	4,445,005

Internet — 6.2%
Amazon.com, Inc. (a)	17,268	4,028,624
eBay, Inc. (a)	130,963	5,801,661
Google, Inc. Class A (a)	14,480	9,165,406

		18,995,691

Machinery – Construction & Mining — 2.0%
Caterpillar, Inc.	41,650	3,507,346
Joy Global, Inc.	50,170	2,605,830

		6,113,176

Machinery – Diversified — 1.1%
Cummins, Inc.	25,740	2,468,466
Deere & Co.	10,640	817,365

		3,285,831

Manufacturing — 2.8%
Danaher Corp.	91,920	4,854,295
Parker Hannifin Corp.	48,320	3,881,063

		8,735,358

Media — 1.9%
The Walt Disney Co.	119,730	5,883,532

Metal Fabricate & Hardware — 1.2%
Precision Castparts Corp.	24,560	3,820,554

Oil & Gas — 6.1%
Chevron Corp.	45,400	4,974,932
ConocoPhillips	25,360	1,380,598
Ensco PLC Class A	57,680	3,133,755
Noble Energy, Inc.	32,510	2,842,349
Occidental Petroleum Corp.	58,033	5,050,612
Phillips 66	35,030	1,317,128

		18,699,374

Oil & Gas Services — 4.3%
Cameron International Corp. (a)	67,900	3,413,333
National Oilwell Varco, Inc.	57,670	4,169,541
Schlumberger Ltd.	80,146	5,711,204

		13,294,078

Pharmaceuticals — 8.4%
Allergan, Inc.	66,902	5,490,647
Bristol-Myers Squibb Co.	142,210	5,062,676
Mead Johnson Nutrition Co.	43,040	3,140,198
Novo Nordisk A/S Class B	35,607	5,500,286
Perrigo Co.	23,720	2,704,554
Roche Holding AG	22,132	3,919,100

		25,817,461

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Capital Appreciation Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 10.8%
Bed Bath & Beyond, Inc. (a)	6,850	$417,507
Coach, Inc.	67,020	3,306,097
Costco Wholesale Corp.	69,080	6,644,114
McDonald’s Corp.	82,110	7,337,349
O’Reilly Automotive, Inc. (a)	57,170	4,901,756
Tiffany & Co.	44,060	2,420,216
The TJX Cos., Inc.	110,520	4,893,826
Yum! Brands, Inc.	53,280	3,454,675

		33,375,540

Semiconductors — 2.0%
Broadcom Corp. Class A (a)	110,928	3,758,240
Texas Instruments, Inc.	89,420	2,435,801

		6,194,041

Software — 3.8%
Cerner Corp. (a)	35,720	2,640,422
Intuit, Inc.	66,380	3,851,368
Salesforce.com, Inc. (a)	18,240	2,268,326
VMware, Inc. Class A (a)	33,840	3,071,319

		11,831,435

Telecommunications — 5.8%
Corning, Inc.	239,480	2,732,467
Juniper Networks, Inc. (a)	150,500	2,638,265
QUALCOMM, Inc.	207,500	12,383,600

		17,754,332

Transportation — 4.6%
J.B. Hunt Transport Services, Inc.	43,410	2,388,418
Kansas City Southern	32,640	2,376,192
Union Pacific Corp.	43,930	5,386,258
United Parcel Service, Inc. Class B	53,110	4,015,647

		14,166,515

TOTAL COMMON STOCK (Cost $241,019,447)		305,828,981

TOTAL EQUITIES (Cost $241,019,447)		305,828,981

TOTAL LONG-TERM INVESTMENTS (Cost $241,019,447)		305,828,981

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$2,732,947	$2,732,947

TOTAL SHORT-TERM INVESTMENTS (Cost $2,732,947)		2,732,947

TOTAL INVESTMENTS — 100.2% (Cost $243,752,394) (c)		308,561,928

Other Assets/(Liabilities) — (0.2)%		(658,162)

NET ASSETS — 100.0%		$307,903,766

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $2,732,948. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $2,792,027.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 100.8%

COMMON STOCK — 100.8%
Advertising — 0.3%
The Interpublic Group of Companies, Inc.	41,900	$413,553
Lamar Advertising Co. Class A (a)	2,200	66,770
Omnicom Group, Inc.	8,200	411,476

		891,799

Aerospace & Defense — 2.7%
BE Aerospace, Inc. (a)	2,600	101,998
The Boeing Co.	33,000	2,439,030
Lockheed Martin Corp.	13,330	1,189,969
Rockwell Collins, Inc.	5,500	278,135
Spirit AeroSystems Holdings, Inc. Class A (a)	700	16,450
TransDigm Group, Inc. (a)	2,460	303,465
United Technologies Corp.	39,070	2,908,371

		7,237,418

Agriculture — 3.7%
Altria Group, Inc.	79,970	2,876,521
Lorillard, Inc.	4,610	593,030
Philip Morris International, Inc.	69,470	6,352,337
Reynolds American, Inc.	3,700	171,199

		9,993,087

Airlines — 0.5%
Copa Holdings SA Class A	6,800	527,204
Delta Air Lines, Inc. (a)	61,900	597,335
Southwest Airlines Co.	28,000	257,320

		1,381,859

Apparel — 0.5%
Ascena Retail Group, Inc. (a)	9,500	174,230
Carter’s, Inc. (a)	7,400	374,958
Nike, Inc. Class B	2,140	199,769
Ralph Lauren Corp.	380	54,849
VF Corp.	2,880	429,984

		1,233,790

Automotive & Parts — 0.3%
BorgWarner, Inc. (a)	940	63,074
Delphi Automotive PLC (a)	16,100	457,079
The Goodyear Tire & Rubber Co. (a)	10,300	117,935
WABCO Holdings, Inc. (a)	1,900	104,348

		742,436

Beverages — 3.9%
Brown-Forman Corp. Class B	2,125	198,815
The Coca-Cola Co.	70,080	5,662,464
Coca-Cola Enterprises, Inc.	300	8,796
Dr. Pepper Snapple Group, Inc.	7,000	319,060
Monster Beverage Corp. (a)	4,800	319,056

	Number of Shares	Value
PepsiCo, Inc.	54,623	$3,972,731

		10,480,922

Biotechnology — 2.3%
Alexion Pharmaceuticals, Inc. (a)	2,800	293,580
Amgen, Inc.	38,700	3,196,620
Biogen Idec, Inc. (a)	10,060	1,467,050
Celgene Corp. (a)	12,400	848,904
Charles River Laboratories International, Inc. (a)	4,100	139,523
Illumina, Inc. (a)	4,000	165,880
Life Technologies Corp. (a)	645	28,302
Myriad Genetics, Inc. (a)	3,200	79,520

		6,219,379

Building Materials — 0.3%
Armstrong World Industries, Inc.	100	3,865
Fortune Brands Home & Security, Inc. (a)	5,500	121,660
Lennox International, Inc.	7,710	336,696
Martin Marietta Materials, Inc.	400	30,056
Masco Corp.	15,300	184,059

		676,336

Chemicals — 3.4%
Airgas, Inc.	2,000	158,640
Albemarle Corp.	2,800	163,016
Celanese Corp. Series A	5,990	228,399
CF Industries Holdings, Inc.	3,034	593,936
E.I. du Pont de Nemours & Co.	37,800	1,878,660
Eastman Chemical Co.	5,896	308,243
Ecolab, Inc.	78	5,105
FMC Corp.	3,100	169,570
LyondellBasell Industries NV Class A	21,100	939,583
Monsanto Co.	23,560	2,017,207
NewMarket Corp.	520	119,538
PPG Industries, Inc.	7,370	806,720
Praxair, Inc.	3,770	391,175
Rockwood Holdings, Inc.	2,100	92,862
The Sherwin-Williams Co.	3,600	483,660
Sigma-Aldrich Corp.	3,870	267,804
The Valspar Corp.	6,200	311,240
W.R. Grace & Co. (a)	2,400	134,496
Westlake Chemical Corp.	2,600	154,336

		9,224,190

Commercial Services — 4.2%
Aaron’s, Inc.	3,150	92,389
Alliance Data Systems Corp. (a)	2,680	348,400
Apollo Group, Inc. Class A (a)	21,110	574,192
Automatic Data Processing, Inc.	14,980	847,119
Equifax, Inc.	6,200	290,408
FleetCor Technologies, Inc. (a)	1,300	47,996
Gartner, Inc. (a)	4,500	199,755

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genpact Ltd. (a)	200	$3,484
Global Payments, Inc.	50	2,141
H&R Block, Inc.	32,500	524,225
Hertz Global Holdings, Inc. (a)	19,900	224,074
Iron Mountain, Inc.	4,500	144,945
ITT Educational Services, Inc. (a)	7,200	279,504
Lender Processing Services, Inc.	19,700	485,999
MasterCard, Inc. Class A	2,336	1,019,828
McKesson Corp.	14,100	1,279,293
Moody’s Corp.	6,200	251,286
Paychex, Inc.	10,100	330,169
Robert Half International, Inc.	4,100	110,741
Rollins, Inc.	1,400	33,012
SAIC, Inc.	13,100	151,567
Total System Services, Inc.	19,900	470,635
United Rentals, Inc. (a)	11,900	344,029
Verisk Analytics, Inc. Class A (a)	2,500	125,625
Visa, Inc. Class A	21,190	2,734,993
Weight Watchers International, Inc. (a)	1,300	65,780
Western Union Co.	23,120	402,982

		11,384,571

Computers — 14.1%
Accenture PLC Class A	29,300	1,766,790
Apple, Inc. (a)	37,259	22,756,307
Cadence Design Systems, Inc. (a)	23,100	282,282
Cognizant Technology Solutions Corp. Class A (a)	800	45,416
Diebold, Inc.	12,400	401,140
DST Systems, Inc.	6,620	356,818
EMC Corp/MA. (a)	83,780	2,195,874
Fortinet, Inc. (a)	1,200	28,812
IHS, Inc. Class A (a)	200	22,054
International Business Machines Corp.	43,420	8,509,452
Jack Henry & Associates, Inc.	2,900	100,717
MICROS Systems, Inc. (a)	600	28,644
NCR Corp. (a)	6,960	162,307
NetApp, Inc. (a)	3,560	116,305
Riverbed Technology, Inc. (a)	7,500	132,300
Synopsys, Inc. (a)	15,600	472,524
Teradata Corp. (a)	7,100	480,102
Western Digital Corp. (a)	12,000	477,240

		38,335,084

Cosmetics & Personal Care — 0.6%
Avon Products, Inc.	12,600	195,174
Colgate-Palmolive Co.	10,600	1,138,016
The Estee Lauder Cos., Inc. Class A	4,260	223,139
The Procter & Gamble Co.	1,657	106,943

		1,663,272

Distribution & Wholesale — 0.2%
Fastenal Co.	2,000	86,240
Genuine Parts Co.	6,600	422,598

	Number of Shares	Value
W.W. Grainger, Inc.	450	$92,173

		601,011

Diversified Financial — 1.3%
Affiliated Managers Group, Inc. (a)	1,300	145,067
American Express Co.	28,500	1,644,735
BlackRock, Inc.	2,600	442,676
CBOE Holdings, Inc.	2,000	57,000
Eaton Vance Corp.	3,500	92,855
Federated Investors, Inc. Class B	7,480	150,423
Franklin Resources, Inc.	990	113,800
IntercontinentalExchange, Inc. (a)	2,580	338,548
Lazard Ltd. Class A	100	2,685
LPL Financial Holdings, Inc.	2,900	81,258
T. Rowe Price Group, Inc.	5,400	328,050
Waddell & Reed Financial, Inc. Class A	5,000	145,450

		3,542,547

Electric — 0.1%
ITC Holdings Corp.	3,900	289,341

Electrical Components & Equipment — 0.5%
AMETEK, Inc.	10,275	318,525
The Babcock & Wilcox Co. (a)	5,000	125,500
Emerson Electric Co.	13,210	631,042
General Cable Corp. (a)	100	2,613
Hubbell, Inc. Class B	3,700	304,436

		1,382,116

Electronics — 1.0%
Agilent Technologies, Inc.	16,020	613,406
Amphenol Corp. Class A	5,300	312,064
Dolby Laboratories, Inc. Class A (a)	15,830	558,007
FLIR Systems, Inc.	2,300	47,035
Garmin Ltd.	14,740	569,111
Gentex Corp/MI	1,260	20,173
Jabil Circuit, Inc.	5,300	115,010
Mettler-Toledo International, Inc. (a)	780	120,744
National Instruments Corp.	700	18,088
Trimble Navigation Ltd. (a)	2,710	119,945
Waters Corp. (a)	2,590	200,673

		2,694,256

Energy – Alternate Sources — 0.0%
Covanta Holding Corp.	1,800	30,924

Engineering & Construction — 0.4%
Chicago Bridge & Iron Co. NV	25,800	922,092
Fluor Corp.	3,500	173,530

		1,095,622

Entertainment — 0.5%
Bally Technologies, Inc. (a)	3,500	152,985
Cinemark Holdings, Inc.	8,700	203,406
International Game Technology	18,200	206,024
Penn National Gaming, Inc. (a)	4,000	155,680

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regal Entertainment Group Class A	47,200	$652,304

		1,370,399

Environmental Controls — 0.0%
Stericycle, Inc. (a)	30	2,785

Foods — 1.9%
Campbell Soup Co.	9,900	327,789
Dean Foods Co. (a)	39,200	484,904
Flowers Foods, Inc.	1,000	21,370
General Mills, Inc.	20,860	807,282
H.J. Heinz Co.	8,340	460,451
The Hershey Co.	3,800	272,612
Hillshire Brands Co.	7,380	189,002
Hormel Foods Corp.	3,000	83,730
Ingredion, Inc.	1,800	93,456
Kellogg Co.	9,340	445,518
Kraft Foods, Inc. Class A	2,900	115,159
The Kroger Co.	29,860	661,996
McCormick & Co., Inc.	2,900	176,552
Safeway, Inc.	36,700	570,685
Sysco Corp.	6,600	193,974
Whole Foods Market, Inc.	4,000	367,120

		5,271,600

Forest Products & Paper — 0.1%
Rayonier, Inc.	3,465	165,246
Rock-Tenn Co. Class A	1,900	110,618

		275,864

Hand & Machine Tools — 0.1%
Lincoln Electric Holdings, Inc.	9,100	362,908

Health Care – Products — 2.8%
Baxter International, Inc.	15,520	908,075
Becton, Dickinson & Co.	7,570	573,125
C.R. Bard, Inc.	3,450	335,547
The Cooper Cos., Inc.	400	30,104
Covidien PLC	1,000	55,880
Edwards Lifesciences Corp. (a)	1,820	184,184
Gen-Probe, Inc. (a)	100	8,269
Henry Schein, Inc. (a)	2,000	149,620
IDEXX Laboratories, Inc. (a)	800	70,536
Intuitive Surgical, Inc. (a)	1,486	715,509
Johnson & Johnson	24,680	1,708,350
Medtronic, Inc.	5,590	220,358
ResMed, Inc. (a)	7,800	246,168
St. Jude Medical, Inc.	11,140	416,190
Stryker Corp.	11,200	582,736
Techne Corp.	840	58,027
Thoratec Corp. (a)	7,300	250,463
Varian Medical Systems, Inc. (a)	4,400	240,152
Zimmer Holdings, Inc.	12,800	754,304

		7,507,597

	Number of Shares	Value
Health Care – Services — 0.7%
AMERIGROUP Corp. (a)	800	$71,904
Covance, Inc. (a)	600	28,164
DaVita, Inc. (a)	2,300	226,366
HCA Holdings, Inc.	23,400	619,632
Laboratory Corporation of America Holdings (a)	3,310	278,338
Lincare Holdings, Inc.	2,575	106,605
Quest Diagnostics, Inc.	2,800	163,604
Tenet Healthcare Corp. (a)	300	1,386
Universal Health Services, Inc. Class B	5,400	211,032
WellPoint, Inc.	3,900	207,831

		1,914,862

Home Builders — 0.2%
D.R. Horton, Inc.	9,200	162,196
Thor Industries, Inc.	15,700	451,061

		613,257

Home Furnishing — 0.0%
Tempur-Pedic International, Inc. (a)	1,900	54,131

Household Products — 0.7%
Church & Dwight Co., Inc.	3,460	199,330
The Clorox Co.	180	13,088
Jarden Corp.	9,700	438,440
Kimberly-Clark Corp.	13,570	1,179,369
Tupperware Brands Corp.	700	36,694

		1,866,921

Housewares — 0.2%
The Toro Co.	13,980	525,648

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd.	9,300	701,499
Aon PLC	3,200	157,440
Arch Capital Group Ltd. (a)	15,700	609,160
Arthur J. Gallagher & Co.	6,300	223,524
Endurance Specialty Holdings Ltd.	4,800	166,416
Erie Indemnity Co. Class A	990	70,577
The Hanover Insurance Group, Inc.	8,400	294,588
Marsh & McLennan Cos., Inc.	17,600	584,496
The Travelers Cos., Inc.	8,700	545,055
Validus Holdings Ltd.	20,300	660,359

		4,013,114

Internet — 4.6%
Akamai Technologies, Inc. (a)	2,200	77,396
Amazon.com, Inc. (a)	5,181	1,208,727
AOL, Inc. (a)	20,300	646,758
eBay, Inc. (a)	28,730	1,272,739
Equinix, Inc. (a)	1,190	212,034
Expedia, Inc.	10,600	604,094
F5 Networks, Inc. (a)	960	89,645
Facebook, Inc. Class A (a)	9,800	212,758

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Google, Inc. Class A (a)	9,189	$5,816,362
Groupon, Inc. (a)	14,200	94,572
IAC/InterActiveCorp	400	21,044
Liberty Interactive Corp. Class A (a)	15,300	286,569
LinkedIn Corp. (a)	1,520	156,028
Netflix, Inc. (a)	1,121	63,729
Priceline.com, Inc. (a)	1,095	724,605
Symantec Corp. (a)	8,100	127,575
TIBCO Software, Inc. (a)	6,100	171,349
TripAdvisor, Inc. (a)	2,300	86,043
VeriSign, Inc. (a)	9,340	414,883
Zynga, Inc. (a)	95,000	280,250

		12,567,160

Iron & Steel — 0.0%
Steel Dynamics, Inc.	9,200	118,588

Leisure Time — 0.2%
Harley-Davidson, Inc.	7,800	337,194
Polaris Industries, Inc.	2,300	172,868

		510,062

Lodging — 0.6%
Choice Hotels International, Inc.	2,300	92,184
Las Vegas Sands Corp.	2,200	80,124
Marriott International, Inc. Class A	11,467	417,628
Starwood Hotels & Resorts Worldwide, Inc.	6,300	341,145
Wyndham Worldwide Corp.	8,500	442,425
Wynn Resorts Ltd.	2,320	217,500

		1,591,006

Machinery – Construction & Mining — 0.8%
Caterpillar, Inc.	17,990	1,514,938
Ingersoll-Rand PLC	14,300	606,463

		2,121,401

Machinery – Diversified — 1.1%
Cummins, Inc.	7,650	733,635
Deere & Co.	13,000	998,660
Flowserve Corp.	2,050	245,959
Graco, Inc.	1,200	55,056
IDEX Corp.	2,550	97,283
Nordson Corp.	4,000	205,040
Rockwell Automation, Inc.	900	60,624
Roper Industries, Inc.	4,250	422,662
Wabtec Corp.	2,900	229,622
Zebra Technologies Corp. Class A (a)	1,050	36,267

		3,084,808

Manufacturing — 2.5%
3M Co.	23,280	2,123,835
Carlisle Cos., Inc.	3,500	176,715
Cooper Industries PLC	4,000	287,520
Danaher Corp.	7,320	386,569
Donaldson Co., Inc.	3,500	119,455

	Number of Shares	Value
Honeywell International, Inc.	33,960	$1,971,378
Illinois Tool Works, Inc.	11,400	619,476
ITT Corp.	14,700	275,478
Pall Corp.	3,900	208,299
Parker Hannifin Corp.	3,000	240,960
Textron, Inc.	12,900	336,045

		6,745,730

Media — 4.4%
AMC Networks, Inc. (a)	2,000	86,720
Cablevision Systems Corp. Class A	19,200	294,528
CBS Corp. Class B	7,200	240,912
Charter Communications, Inc. Class A (a)	2,000	153,840
Comcast Corp. Class A	68,900	2,242,695
DIRECTV Class A (a)	29,500	1,464,970
Discovery Communications, Inc. Series A (a)	8,700	440,481
DISH Network Corp. Class A	17,700	544,452
FactSet Research Systems, Inc.	1,200	111,552
John Wiley & Sons, Inc. Class A	7,200	343,080
Liberty Global, Inc. Class A (a)	3,800	200,564
The McGraw-Hill Cos., Inc.	12,470	585,591
News Corp. Class A	37,400	860,948
Scripps Networks Interactive Class A	6,300	339,255
Sirius XM Radio, Inc. (a)	67,300	145,368
Time Warner Cable, Inc.	15,700	1,333,401
Viacom, Inc. Class B	28,300	1,321,893
The Walt Disney Co.	25,200	1,238,328

		11,948,578

Metal Fabricate & Hardware — 0.3%
Precision Castparts Corp.	3,640	566,238
The Timken Co.	6,300	228,060
Valmont Industries, Inc.	850	105,298

		899,596

Mining — 0.1%
Royal Gold, Inc.	400	30,272
Southern Copper Corp.	11,502	371,285

		401,557

Office Equipment/Supplies — 0.2%
Pitney Bowes, Inc.	39,200	523,712

Oil & Gas — 1.1%
Cheniere Energy, Inc. (a)	9,700	132,211
Cobalt International Energy, Inc. (a)	11,500	288,650
EOG Resources, Inc.	70	6,861
Helmerich & Payne, Inc.	7,000	325,500
Laredo Petroleum Holdings, Inc. (a)	10,937	251,332
Pioneer Natural Resources Co.	3,540	313,750
Questar Corp.	9,000	183,150
Sunoco, Inc.	20,900	1,007,171
Whiting Petroleum Corp. (a)	12,100	488,840

		2,997,465

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Oil & Gas Services — 1.5%
Cameron International Corp. (a)	80	$4,022
Dresser-Rand Group, Inc. (a)	70	3,256
Halliburton Co.	11,800	390,934
National Oilwell Varco, Inc.	6,100	441,030
Oceaneering International, Inc.	6,900	356,661
Oil States International, Inc. (a)	700	50,890
RPC, Inc.	12,250	164,762
Schlumberger Ltd.	38,000	2,707,880

		4,119,435

Packaging & Containers — 0.2%
Ball Corp.	7,000	290,920
Packaging Corporation of America	3,000	92,370
Silgan Holdings, Inc.	1,500	61,815

		445,105

Pharmaceuticals — 5.5%
Abbott Laboratories	62,920	4,172,225
Allergan, Inc.	9,040	741,913
AmerisourceBergen Corp.	14,500	575,650
Bristol-Myers Squibb Co.	79,500	2,830,200
Cardinal Health, Inc.	6,000	258,540
Catamaran Corp. (a)	4,430	374,379
DENTSPLY International, Inc.	1,950	70,863
Eli Lilly & Co.	24,620	1,084,019
Endo Health Solutions, Inc. (a)	3,700	110,001
Express Scripts Holding Co. (a)	26,080	1,511,075
Gilead Sciences, Inc. (a)	19,400	1,054,002
Herbalife Ltd.	5,080	278,841
Mead Johnson Nutrition Co.	4,400	321,024
Mylan, Inc. (a)	10,400	239,512
Patterson Cos., Inc.	5,300	180,730
Perrigo Co.	570	64,992
Salix Pharmaceuticals Ltd. (a)	5,600	250,992
Sirona Dental Systems, Inc. (a)	200	8,646
United Therapeutics Corp. (a)	4,500	246,510
Warner Chilcott PLC Class A (a)	29,700	504,900
Watson Pharmaceuticals, Inc. (a)	1,600	124,528

		15,003,542

Pipelines — 0.5%
Kinder Morgan, Inc.	13,654	488,950
ONEOK, Inc.	3,800	169,138
The Williams Cos., Inc.	25,700	817,003

		1,475,091

Real Estate — 0.0%
CBRE Group, Inc. (a)	5,500	85,690

Real Estate Investment Trusts (REITS) — 1.5%
American Tower Corp.	11,715	847,112
Apartment Investment & Management Co. Class A	1,400	38,402
Boston Properties, Inc.	930	103,137
Camden Property Trust	1,600	114,096

	Number of Shares	Value
Digital Realty Trust, Inc.	2,200	$171,754
Equity Residential	500	31,655
Essex Property Trust, Inc.	560	88,122
Federal Realty Investment Trust	2,090	227,099
Mid-America Apartment Communities, Inc.	1,500	103,845
Plum Creek Timber Co., Inc.	2,700	109,593
Public Storage	3,160	470,682
Regency Centers Corp.	2,100	100,485
Simon Property Group, Inc.	9,929	1,593,505
Weyerhaeuser Co.	2,800	65,380

		4,064,867

Retail — 9.8%
Advance Auto Parts, Inc.	8,040	564,006
American Eagle Outfitters, Inc.	12,800	266,496
AutoNation, Inc. (a)	2,100	82,803
AutoZone, Inc. (a)	1,488	558,342
Bed Bath & Beyond, Inc. (a)	10,400	633,880
Big Lots, Inc. (a)	8,500	344,335
Brinker International, Inc.	8,700	281,967
Chico’s FAS, Inc.	6,000	91,920
Chipotle Mexican Grill, Inc. (a)	733	214,278
Coach, Inc.	11,409	562,806
Copart, Inc. (a)	5,900	140,184
Costco Wholesale Corp.	12,900	1,240,722
CVS Caremark Corp.	13,700	619,925
Darden Restaurants, Inc.	2,200	112,596
Dick’s Sporting Goods, Inc.	3,100	152,272
Dollar General Corp. (a)	7,800	397,878
Dollar Tree, Inc. (a)	8,720	438,965
DSW, Inc. Class A	1,700	100,504
Dunkin’ Brands Group, Inc.	3,700	112,036
Family Dollar Stores, Inc.	2,030	134,142
Foot Locker, Inc.	17,000	561,340
The Gap, Inc.	13,700	404,013
GNC Holdings, Inc. Class A	3,500	134,855
Hanesbrands, Inc. (a)	2,900	87,058
The Home Depot, Inc.	65,900	3,438,662
Kohl’s Corp.	3,300	164,076
Limited Brands, Inc.	7,600	361,380
Lowe’s Cos., Inc.	8,500	215,645
Macy’s, Inc.	6,900	247,296
McDonald’s Corp.	31,080	2,777,309
MSC Industrial Direct Co., Inc. Class A	200	13,746
Nordstrom, Inc.	5,800	314,012
Nu Skin Enterprises, Inc. Class A	5,000	255,050
O’Reilly Automotive, Inc. (a)	6,600	565,884
Panera Bread Co. Class A (a)	900	141,741
PetSmart, Inc.	7,900	522,269
PVH Corp.	2,620	208,107
Ross Stores, Inc.	12,880	855,747
Sally Beauty Holdings, Inc. (a)	2,100	55,482
Starbucks Corp.	15,700	710,896

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Target Corp.	2,700	$163,755
The TJX Cos., Inc.	35,220	1,559,541
Tractor Supply Co.	900	81,783
Ulta Salon Cosmetics & Fragrance, Inc.	1,200	101,856
Wal-Mart Stores, Inc.	64,940	4,833,484
Williams-Sonoma, Inc.	5,100	177,225
Yum! Brands, Inc.	9,540	618,574

		26,620,843

Savings & Loans — 0.0%
People’s United Financial, Inc.	8,000	91,680

Semiconductors — 3.0%
Advanced Micro Devices, Inc. (a)	57,100	231,826
Altera Corp.	1,300	46,085
Analog Devices, Inc.	1,080	42,206
Avago Technologies Ltd.	6,900	255,300
Broadcom Corp. Class A (a)	7,300	247,324
Cypress Semiconductor Corp. (a)	1,900	20,311
Intel Corp.	189,100	4,859,870
Lam Research Corp. (a)	2,200	75,702
Linear Technology Corp.	4,420	142,545
LSI Corp. (a)	39,000	269,100
Maxim Integrated Products, Inc.	5,800	157,934
Microchip Technology, Inc.	5,900	196,942
Rovi Corp. (a)	100	1,338
Silicon Laboratories, Inc. (a)	2,900	107,155
Skyworks Solutions, Inc. (a)	3,000	86,790
Teradyne, Inc. (a)	23,200	341,272
Texas Instruments, Inc.	20,150	548,886
Xilinx, Inc.	14,510	470,124

		8,100,710

Software — 7.6%
Adobe Systems, Inc. (a)	10,350	319,608
ANSYS, Inc. (a)	2,300	137,908
Ariba, Inc. (a)	2,200	97,746
Autodesk, Inc. (a)	3,850	130,592
BMC Software, Inc. (a)	6,530	258,588
Broadridge Financial Solutions, Inc.	4,160	88,067
CA, Inc.	26,000	625,820
Cerner Corp. (a)	3,600	266,112
Citrix Systems, Inc. (a)	6,000	436,080
Compuware Corp. (a)	2,100	19,341
The Dun & Bradstreet Corp.	3,420	274,250
Fiserv, Inc. (a)	3,750	262,988
Intuit, Inc.	11,060	641,701
Microsoft Corp.	360,660	10,628,650
MSCI, Inc. Class A (a)	2,700	89,505
NetSuite, Inc. (a)	2,100	116,214
Nuance Communications, Inc. (a)	8,500	172,975
Oracle Corp.	168,800	5,097,760
Red Hat, Inc. (a)	700	37,562
Salesforce.com, Inc. (a)	2,570	319,605

	Number of Shares	Value
SEI Investments Co.	1,900	$40,242
Solarwinds, Inc. (a)	3,600	192,204
Solera Holdings, Inc.	1,400	54,670
VeriFone Systems, Inc. (a)	800	29,032
VMware, Inc. Class A (a)	2,180	197,857

		20,535,077

Telecommunications — 4.0%
Crown Castle International Corp. (a)	3,900	241,332
EchoStar Corp. (a)	4,500	129,600
Harris Corp.	3,370	140,361
Level 3 Communications, Inc. (a)	300	5,781
Motorola Solutions, Inc.	10,900	526,906
NeuStar, Inc. Class A (a)	11,000	389,510
QUALCOMM, Inc.	43,290	2,583,547
SBA Communications Corp. Class A (a)	3,670	216,750
tw telecom, Inc. (a)	3,800	95,494
Verizon Communications, Inc.	139,100	6,278,974
Virgin Media, Inc.	5,300	145,114
Windstream Corp.	7,170	71,413

		10,824,782

Toys, Games & Hobbies — 0.2%
Hasbro, Inc.	3,870	138,623
Mattel, Inc.	7,800	274,326

		412,949

Transportation — 2.1%
C.H. Robinson Worldwide, Inc.	900	47,565
Con-way, Inc.	6,600	235,092
CSX Corp.	25,400	582,676
Expeditors International of Washington, Inc.	100	3,557
FedEx Corp.	500	45,150
J.B. Hunt Transport Services, Inc.	2,800	154,056
Kansas City Southern	1,500	109,200
Kirby Corp. (a)	40	2,111
Landstar System, Inc.	1,260	62,257
Union Pacific Corp.	18,450	2,262,154
United Continental Holdings, Inc. (a)	20,055	378,839
United Parcel Service, Inc. Class B	22,400	1,693,664

		5,576,321

Water — 0.0%
Aqua America, Inc.	200	5,128

TOTAL COMMON STOCK (Cost $248,677,471)		273,749,929

TOTAL EQUITIES (Cost $248,677,471)		273,749,929

TOTAL LONG-TERM INVESTMENTS (Cost $248,677,471)		273,749,929

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Disciplined Growth Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$1,791,458	$1,791,458

TOTAL SHORT-TERM INVESTMENTS (Cost $1,791,458)		1,791,458

TOTAL INVESTMENTS — 101.4% (Cost $250,468,929) (c)		275,541,387

Other Assets/(Liabilities) — (1.4)%		(3,904,218)

NET ASSETS — 100.0%		$271,637,169

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Maturity value of $1,791,459. Collateralized by U.S. Government Agency obligations with rates ranging from 4.000% – 5.500%, maturity dates ranging from 12/15/17 – 12/25/24, and an aggregate market value, including accrued interest, of $1,827,501.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Advertising — 0.2%
The Interpublic Group of Companies, Inc.	20,847	$205,760

Aerospace & Defense — 1.2%
BE Aerospace, Inc. (a)	35,990	1,411,888
Exelis, Inc.	1,922	18,067
LMI Aerospace, Inc. (a)	1,802	32,490
Moog, Inc. Class A (a)	5,391	196,178

		1,658,623

Agriculture — 0.1%
The Andersons, Inc.	3,573	135,667
Universal Corp.	713	32,470

		168,137

Airlines — 0.4%
Alaska Air Group, Inc. (a)	541	18,854
Delta Air Lines, Inc. (a)	9,231	89,079
JetBlue Airways Corp. (a)	38,806	213,821
Southwest Airlines Co.	11,830	108,718
Spirit Airlines, Inc. (a)	6,854	147,429

		577,901

Apparel — 0.3%
Ascena Retail Group, Inc. (a)	16,786	307,855
Iconix Brand Group, Inc. (a)	777	13,776
The Jones Group, Inc.	2,660	28,116
True Religion Apparel, Inc.	2,370	62,189

		411,936

Auto Manufacturers — 0.1%
Navistar International Corp. (a)	3,158	77,687

Automotive & Parts — 1.3%
Amerigon, Inc. (a)	7,163	80,584
Cooper Tire & Rubber Co.	8,050	140,633
Dana Holding Corp.	109,948	1,449,115
Miller Industries, Inc.	4,693	77,059
Standard Motor Products, Inc.	3,391	47,677

		1,795,068

Banks — 2.4%
CapitalSource, Inc.	228,822	1,498,784
Citizens & Northern Corp.	1,420	26,256
Commerce Bancshares, Inc.	280	11,026
CVB Financial Corp.	15,499	182,888
Eagle Bancorp, Inc. (a)	3,641	64,628
First Horizon National Corp.	2,031	16,715
FirstMerit Corp.	56,069	908,318
Huntington Bancshares, Inc.	30,307	188,358
Lakeland Financial Corp.	636	16,371
Old National Bancorp	10,024	122,694

	Number of Shares	Value
Republic Bancorp, Inc. Class A	2,129	$50,266
Southside Bancshares, Inc.	1,963	40,948
Univest Corp. of Pennsylvania	3,051	48,541
WesBanco, Inc.	3,767	78,014

		3,253,807

Beverages — 0.1%
Cott Corp. (a)	11,748	99,036

Biotechnology — 1.1%
Cambrex Corp. (a)	20,692	190,987
Charles River Laboratories International, Inc. (a)	4,833	164,467
Halozyme Therapeutics, Inc. (a)	38,259	345,096
Myriad Genetics, Inc. (a)	13,196	327,920
PDL BioPharma, Inc.	48,101	326,606
RTI Biologics, Inc. (a)	26,003	92,571

		1,447,647

Chemicals — 2.3%
A. Schulman, Inc.	9,772	213,616
Aceto Corp.	2,204	19,351
Chemtura Corp. (a)	11,289	152,627
Cytec Industries, Inc.	16,427	1,011,246
H.B. Fuller Co.	10,497	306,722
Huntsman Corp.	18,135	229,408
Innospec, Inc. (a)	3,430	106,742
Kronos Worldwide, Inc.	9,766	165,241
Methanex Corp.	4,559	125,692
Omnova Solutions, Inc. (a)	5,240	38,147
TPC Group, Inc. (a)	326	12,551
The Valspar Corp.	651	32,680
W.R. Grace & Co. (a)	11,708	656,116

		3,070,139

Coal — 0.0%
Cloud Peak Energy, Inc. (a)	610	10,096

Commercial Services — 7.3%
Aaron’s, Inc.	6,120	179,500
Alliance Data Systems Corp. (a)	141	18,330
Booz Allen Hamilton Holding Corp.	13,993	243,898
Bridgepoint Education, Inc. (a)	10,185	92,684
Chemed Corp.	3,824	240,033
Coinstar, Inc. (a)	4,002	190,055
Convergys Corp.	2,841	41,876
Deluxe Corp.	14,021	397,075
DeVry, Inc.	897	17,608
Euronet Worldwide, Inc. (a)	11,693	213,748
Genpact Ltd. (a)	2,700	47,034
Global Cash Access Holdings, Inc. (a)	16,506	106,629
Global Payments, Inc.	655	28,047
Grand Canyon Education, Inc. (a)	10,421	173,405
Heartland Payment Systems, Inc.	1,352	42,858
ICF International, Inc. (a)	8,214	201,818

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insperity, Inc.	7,401	$194,202
Intersections, Inc.	5,028	71,599
Kforce, Inc. (a)	3,041	35,184
Korn/Ferry International (a)	57,983	763,056
MAXIMUS, Inc.	3,771	190,436
Medifast, Inc. (a)	14,581	409,726
Monro Muffler Brake, Inc.	28,912	956,120
Moody’s Corp.	30,312	1,228,545
Navigant Consulting, Inc. (a)	11,275	131,128
Net 1 UEPS Technologies, Inc. (a)	9,579	79,123
Quad/Graphics, Inc.	4,449	68,470
Rent-A-Center, Inc.	1,158	41,178
Resources Connection, Inc.	5,390	60,853
Robert Half International, Inc.	90,153	2,435,033
TeleTech Holdings, Inc. (a)	6,754	111,171
TNS, Inc. (a)	2,669	45,186
Total System Services, Inc.	10,802	255,467
TrueBlue, Inc. (a)	13,395	203,872
Valassis Communications, Inc. (a)	12,857	289,925

		9,804,872

Computers — 5.3%
Brocade Communications Systems, Inc. (a)	47,193	234,549
CACI International, Inc. Class A (a)	22,967	1,296,487
Cadence Design Systems, Inc. (a)	25,418	310,608
Diebold, Inc.	6,168	199,535
Electronics for Imaging, Inc. (a)	13,196	192,926
Fortinet, Inc. (a)	35,937	862,847
iGATE Corp. (a)	6,565	104,383
j2 Global, Inc.	25,876	774,469
Lexmark International, Inc. Class A	577	10,092
Manhattan Associates, Inc. (a)	750	35,017
Mentor Graphics Corp. (a)	13,488	206,097
NCR Corp. (a)	10,489	244,603
Netscout Systems, Inc. (a)	6,794	158,708
Sykes Enterprises, Inc. (a)	5,577	82,484
Synopsys, Inc. (a)	9,951	301,416
Western Digital Corp. (a)	51,910	2,064,461

		7,078,682

Distribution & Wholesale — 1.8%
Beacon Roofing Supply, Inc. (a)	11,136	295,215
Fossil, Inc. (a)	15,454	1,107,897
Owens & Minor, Inc.	1,640	46,265
Pool Corp.	25,172	927,840

		2,377,217

Diversified Financial — 1.8%
Encore Capital Group, Inc. (a)	7,256	203,168
Federated Investors, Inc. Class B	7,586	152,555
Financial Engines, Inc. (a)	18,077	339,305
KBW, Inc.	38,134	614,339
Knight Capital Group, Inc. Class A (a)	22,643	233,902

	Number of Shares	Value
The NASDAQ OMX Group, Inc.	5,906	$134,066
Ocwen Financial Corp. (a)	34,764	686,937

		2,364,272

Electric — 2.6%
The AES Corp. (a)	162,812	1,963,513
Avista Corp.	5,833	161,457
CenterPoint Energy, Inc.	4,762	100,288
CMS Energy Corp.	1,715	42,292
El Paso Electric Co.	3,141	106,323
NorthWestern Corp.	7,064	260,874
NV Energy, Inc.	10,932	199,946
Portland General Electric Co.	11,102	302,307
TECO Energy, Inc.	15,590	283,582

		3,420,582

Electrical Components & Equipment — 1.3%
Belden, Inc.	4,749	152,585
EnerSys (a)	8,583	293,109
General Cable Corp. (a)	22,458	586,828
Greatbatch, Inc. (a)	29,742	679,010
Molex, Inc.	1,429	35,897

		1,747,429

Electronics — 2.1%
Analogic Corp.	170	10,883
Avnet, Inc. (a)	1,065	33,548
Celestica, Inc. (a)	12,683	96,898
Flextronics International Ltd. (a)	15,472	99,176
Imax Corp. (a)	69,171	1,532,829
Itron, Inc. (a)	377	14,692
Newport Corp. (a)	3,858	43,402
PerkinElmer, Inc.	7,341	187,563
Waters Corp. (a)	5,215	404,058
Watts Water Technologies, Inc. Class A	6,067	204,094
Zagg, Inc. (a)	13,413	148,884
Zygo Corp. (a)	900	16,092

		2,792,119

Energy – Alternate Sources — 0.2%
Green Plains Renewable Energy, Inc. (a)	6,789	30,143
Renewable Energy Group, Inc. (a)	35,570	176,072
REX American Resources Corp. (a)	2,756	48,643

		254,858

Engineering & Construction — 2.0%
AECOM Technology Corp. (a)	10,930	177,175
Dycom Industries, Inc. (a)	1,575	27,437
EMCOR Group, Inc.	616	16,219
KBR, Inc.	81,006	2,125,597
URS Corp.	7,723	270,846

		2,617,274

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Entertainment — 0.2%
Cinemark Holdings, Inc.	6,140	$143,553
Regal Entertainment Group Class A	7,322	101,190

		244,743

Environmental Controls — 2.0%
Darling International, Inc. (a)	13,398	221,335
Mine Safety Appliances Co.	843	28,932
Tetra Technologies, Inc. (a)	10,376	266,767
Waste Connections, Inc.	69,654	2,143,253

		2,660,287

Foods — 1.0%
Harris Teeter Supermarkets, Inc.	2,023	83,631
Safeway, Inc.	2,034	31,629
Smithfield Foods, Inc. (a)	2,079	38,461
Spartan Stores, Inc.	3,216	55,315
TreeHouse Foods, Inc. (a)	17,909	1,002,725
Village Super Market	1,009	35,729
Weis Markets, Inc.	1,877	81,706

		1,329,196

Forest Products & Paper — 0.8%
Boise, Inc.	4,484	33,182
Buckeye Technologies, Inc.	9,278	279,453
KapStone Paper and Packaging Corp. (a)	11,534	193,886
Neenah Paper, Inc.	4,996	134,193
P.H. Glatfelter Co.	18,147	288,719
Schweitzer-Mauduit International, Inc.	2,101	143,078

		1,072,511

Gas — 0.8%
PAA Natural Gas Storage LP	39,690	736,647
UGI Corp.	5,519	169,157
Vectren Corp.	7,814	233,248

		1,139,052

Hand & Machine Tools — 0.8%
Regal-Beloit Corp.	15,730	1,012,540

Health Care – Products — 2.0%
Bruker Corp. (a)	6,940	82,031
Cepheid, Inc. (a)	7,780	249,271
CONMED Corp.	8,239	226,078
Cyberonics, Inc. (a)	1,617	70,016
Dexcom, Inc. (a)	56,080	617,441
Hanger, Inc. (a)	6,398	164,877
Henry Schein, Inc. (a)	2,777	207,747
IDEXX Laboratories, Inc. (a)	197	17,370
OraSure Technologies, Inc. (a)	18,410	195,330
Orthofix International NV (a)	12,909	529,398
PSS World Medical, Inc. (a)	1,161	24,253
ResMed, Inc. (a)	6,864	216,628
Steris Corp.	871	26,243
Vascular Solutions, Inc. (a)	3,916	52,240

	Number of Shares	Value
Young Innovations, Inc.	1,503	$54,243

		2,733,166

Health Care – Services — 3.3%
AMERIGROUP Corp. (a)	5,719	514,024
AmSurg Corp. (a)	8,337	246,275
Assisted Living Concepts, Inc.	5,694	79,773
Bio-Reference Laboratories, Inc. (a)	6,592	163,152
DaVita, Inc. (a)	1,127	110,919
The Ensign Group, Inc.	7,914	221,988
Health Management Associates, Inc. Class A (a)	15,513	102,075
HealthSouth Corp. (a)	64,008	1,433,779
Laboratory Corporation of America Holdings (a)	1,025	86,192
LifePoint Hospitals, Inc. (a)	368	14,028
Magellan Health Services, Inc. (a)	260	12,532
Metropolitan Health Networks, Inc. (a)	17,112	144,254
Select Medical Holdings Corp. (a)	21,401	227,921
Skilled Healthcare Group, Inc. Class A (a)	1,852	10,056
Triple-S Management Corp. Class B (a)	2,117	38,572
U.S. Physical Therapy, Inc.	5,410	138,875
Universal Health Services, Inc. Class B	1,190	46,505
WellCare Health Plans, Inc. (a)	12,240	793,397

		4,384,317

Holding Company – Diversified — 0.0%
Harbinger Group, Inc. (a)	3,620	33,521

Home Builders — 0.6%
Toll Brothers, Inc. (a)	27,633	806,055

Home Furnishing — 0.2%
La-Z-Boy, Inc. (a)	13,127	156,999
VOXX International Corp. (a)	10,623	79,566

		236,565

Household Products — 0.3%
Acco Brands Corp. (a)	2,420	20,498
CSS Industries, Inc.	1,918	35,943
Helen of Troy Ltd. (a)	4,122	125,556
Jarden Corp.	4,635	209,502
Spectrum Brands Holdings, Inc. (a)	741	27,291

		418,790

Housewares — 0.1%
The Toro Co.	3,510	131,976

Insurance — 4.3%
Allied World Assurance Co. Holdings Ltd.	383	28,890
Alterra Capital Holdings Ltd.	18,075	420,605
American Financial Group, Inc.	9,501	358,283
AmTrust Financial Services, Inc.	23,470	699,171

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assurant, Inc.	6,122	$221,678
Brown & Brown, Inc.	22,683	572,519
CNO Financial Group, Inc.	37,507	310,933
Everest Re Group Ltd.	665	67,630
FBL Financial Group, Inc. Class A	1,080	33,426
Greenlight Capital Re Ltd. Class A (a)	3,479	81,965
HCC Insurance Holdings, Inc.	10,514	322,149
Horace Mann Educators Corp.	11,538	201,223
Maiden Holdings Ltd.	4,925	41,813
Meadowbrook Insurance Group, Inc.	19,913	140,188
Montpelier Re Holdings Ltd.	5,965	120,851
PartnerRe Ltd.	2,416	175,015
Primerica, Inc.	12,389	339,087
ProAssurance Corp.	2,736	245,063
Protective Life Corp.	6,986	194,979
Reinsurance Group of America, Inc. Class A	5,467	304,348
RenaissanceRe Holdings Ltd.	2,724	201,549
StanCorp Financial Group, Inc.	1,005	29,909
Symetra Financial Corp.	26,484	308,009
Torchmark Corp.	5,366	266,958
Tower Group, Inc.	1,248	23,263

		5,709,504

Internet — 2.1%
Ancestry.com, Inc. (a)	3,099	103,723
AOL, Inc. (a)	2,031	64,708
Dice Holdings, Inc. (a)	17,468	131,709
Digital River, Inc. (a)	1,406	25,013
IAC/InterActiveCorp	3,485	183,346
Move, Inc. (a)	4,095	37,715
Perficient, Inc. (a)	2,870	38,142
Sapient Corp.	16,989	169,210
Splunk, Inc. (a)	439	12,907
TIBCO Software, Inc. (a)	56,599	1,589,866
ValueClick, Inc. (a)	12,009	188,661
VASCO Data Security International, Inc. (a)	5,485	50,736
Websense, Inc. (a)	13,266	199,123
XO Group, Inc. (a)	2,740	23,591

		2,818,450

Iron & Steel — 0.1%
Metals USA Holdings Corp. (a)	5,645	91,844

Leisure Time — 0.0%
Multimedia Games Holding Co. (a)	527	7,457
Polaris Industries, Inc.	244	18,339
Town Sports International Holdings, Inc. (a)	2,172	28,062

		53,858

Lodging — 0.2%
Ameristar Casinos, Inc.	12,976	218,905

	Number of Shares	Value
Machinery – Diversified — 1.0%
Altra Holdings, Inc.	3,391	$56,019
Applied Industrial Technologies, Inc.	5,541	205,904
Columbus McKinnon Corp. (a)	3,174	46,690
Gardner Denver, Inc.	189	10,769
Kadant, Inc. (a)	4,868	100,816
NACCO Industries, Inc. Class A	1,030	103,155
Tennant Co.	277	11,543
Wabtec Corp.	9,401	744,371
Xylem, Inc.	833	19,975
Zebra Technologies Corp. Class A (a)	2,347	81,065

		1,380,307

Manufacturing — 1.0%
Actuant Corp. Class A	10,950	311,637
AZZ, Inc.	772	23,708
Barnes Group, Inc.	6,034	143,971
EnPro Industries, Inc. (a)	1,893	65,252
FreightCar America, Inc.	3,437	69,908
GP Strategies Corp. (a)	5,124	87,672
Koppers Holdings, Inc.	4,297	141,543
LSB Industries, Inc. (a)	1,332	42,797
Myers Industries, Inc.	8,002	131,553
Park-Ohio Holdings Corp. (a)	2,647	45,449
Standex International Corp.	3,091	132,233
Trimas Corp. (a)	5,178	112,570

		1,308,293

Media — 0.3%
Demand Media, Inc. (a)	3,879	43,134
John Wiley & Sons, Inc. Class A	3,010	143,427
Scholastic Corp.	7,246	218,322

		404,883

Metal Fabricate & Hardware — 0.3%
Commercial Metals Co.	3,690	47,564
Worthington Industries, Inc.	16,021	347,656

		395,220

Mining — 0.6%
Aurizon Mines Ltd. (a)	20,159	89,707
Compass Minerals International, Inc.	10,134	733,094
Nevsun Resources Ltd.	3,125	10,875
Noranda Aluminum Holding Corp.	3,631	22,621

		856,297

Office Furnishings — 0.3%
Herman Miller, Inc.	8,095	148,139
Knoll, Inc.	8,216	112,477
Steelcase, Inc. Class A	19,339	165,735

		426,351

Oil & Gas — 2.2%
Alon USA Energy, Inc.	8,699	94,993
CVR Energy, Inc. (a)	600	17,136
CVR Energy, Inc. (b)	5,896	-

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Delek US Holdings, Inc.	7,149	$141,121
Denbury Resources, Inc. (a)	8,824	133,419
Energy Partners Ltd. (a)	34,825	588,543
Gran Tierra Energy, Inc. (a)	29,000	132,530
Helmerich & Payne, Inc.	2,830	131,595
Kosmos Energy Ltd. (a)	42,816	408,465
Nabors Industries Ltd. (a)	2,689	37,216
Parker Drilling Co. (a)	41,948	194,219
Patterson-UTI Energy, Inc.	740	11,455
Tesoro Corp. (a)	10,547	291,625
TransGlobe Energy Corp. (a)	12,911	123,687
VAALCO Energy, Inc. (a)	35,301	258,756
Venoco, Inc. (a)	10,909	101,126
Warren Resources, Inc. (a)	17,997	41,753
Western Refining, Inc.	13,000	305,890

		3,013,529

Oil & Gas Services — 3.5%
Basic Energy Services, Inc. (a)	9,192	99,458
C&J Energy Services, Inc. (a)	12,040	226,111
Helix Energy Solutions Group, Inc. (a)	14,560	260,333
HollyFrontier Corp.	90,887	3,398,265
Key Energy Services, Inc. (a)	5,364	42,966
Matrix Service Co. (a)	7,567	78,394
Pioneer Energy Services Corp. (a)	3,506	28,188
RPC, Inc.	24,376	327,857
Targa Resources Corp.	4,683	206,286

		4,667,858

Packaging & Containers — 1.4%
Ball Corp.	404	16,790
Bemis Co., Inc.	350	10,763
Graphic Packaging Holding Co. (a)	18,928	105,997
Packaging Corporation of America	56,679	1,745,146
Silgan Holdings, Inc.	847	34,905

		1,913,601

Pharmaceuticals — 3.6%
Achillion Pharmaceuticals, Inc. (a)	36,585	242,193
Catamaran Corp. (a)	9,056	765,322
Endo Health Solutions, Inc. (a)	1,478	43,941
MAP Pharmaceuticals, Inc. (a)	18,934	267,159
Medivation, Inc. (a)	5,260	524,422
Obagi Medical Products, Inc. (a)	5,162	79,185
Omnicare, Inc.	4,834	151,836
Patterson Cos., Inc.	7,416	252,885
Questcor Pharmaceuticals, Inc. (a)	46,225	1,704,316
Santarus, Inc. (a)	17,144	124,637
SciClone Pharmaceuticals, Inc. (a)	20,673	118,870
United Therapeutics Corp. (a)	1,005	55,054
USANA Health Sciences, Inc. (a)	4,791	215,499
VIVUS, Inc. (a)	11,910	250,467

		4,795,786

	Number of Shares	Value
Pipelines — 0.0%
Crosstex Energy, Inc.	3,232	$43,600

Real Estate Investment Trusts (REITS) — 10.3%
Acadia Realty Trust	67	1,604
American Campus Communities, Inc.	1,371	65,342
Apartment Investment & Management Co. Class A	5,029	137,945
Ares Commercial Real Estate Corp.	11,760	196,862
BRE Properties, Inc.	356	18,754
Camden Property Trust	1,670	119,088
CBL & Associates Properties, Inc.	7,521	148,389
Chatham Lodging Trust	23,065	317,144
Colonial Properties Trust	205	4,643
CubeSmart	10,579	126,842
CYS Investments, Inc.	88,079	1,273,622
DCT Industrial Trust Inc.	13,289	83,189
Digital Realty Trust, Inc.	21,016	1,640,719
Douglas Emmett, Inc.	1,725	40,555
Duke Realty Corp.	8,066	116,634
Eastgroup Properties	5,788	309,542
Education Realty Trust, Inc.	3,814	44,700
Essex Property Trust, Inc.	1,415	222,664
Extra Space Storage, Inc.	9,597	314,206
Federal Realty Investment Trust	2,800	304,248
First Industrial Realty Trust, Inc. (a)	10,414	132,674
Glimcher Realty Trust	13,090	131,162
Hatteras Financial Corp.	56,535	1,653,649
Healthcare Realty Trust, Inc.	7,099	174,351
Home Properties, Inc.	2,078	136,338
LaSalle Hotel Properties	52,996	1,391,675
Liberty Property Trust	4,538	164,684
Mid-America Apartment Communities, Inc.	15,311	1,059,981
OMEGA Healthcare Investors, Inc.	6,602	160,033
Post Properties, Inc.	3,712	191,725
PS Business Parks, Inc.	1,884	127,377
Ramco-Gershenson Properties Trust	7,810	99,499
Realty Income Corp.	3,980	163,976
Regency Centers Corp.	3,504	167,666
Sabra Health Care REIT, Inc.	8,780	162,606
Sovran Self Storage, Inc.	4,571	261,004
Starwood Property Trust, Inc.	53,876	1,199,280
Sun Communities, Inc.	4,210	196,144
Sunstone Hotel Investors, Inc. (a)	6,073	60,791
Tanger Factory Outlet Centers, Inc.	11,493	370,075
Taubman Centers, Inc.	3,600	279,072
Weingarten Realty Investors	2,453	65,937

		13,836,391

Retail — 9.5%
Advance Auto Parts, Inc.	3,046	213,677
ANN, Inc. (a)	11,033	298,774
Big Lots, Inc. (a)	7,539	305,405

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bob Evans Farms, Inc.	6,255	$240,943
Body Central Corp. (a)	12,148	125,610
Brinker International, Inc.	9,604	311,266
Brown Shoe Co., Inc.	810	11,146
The Buckle, Inc.	2,003	77,456
CarMax, Inc. (a)	63,227	1,759,607
Cash America International, Inc.	2,980	114,194
The Cato Corp. Class A	11,744	328,832
CEC Entertainment, Inc.	3,609	124,366
The Cheesecake Factory, Inc. (a)	7,807	261,691
Chico’s FAS, Inc.	23,036	352,912
Cracker Barrel Old Country Store, Inc.	3,329	208,595
Denny’s Corp. (a)	5,279	23,016
Dick’s Sporting Goods, Inc.	502	24,658
Dillard’s, Inc. Class A	2,785	181,666
Dunkin’ Brands Group, Inc.	72,744	2,202,688
Express, Inc. (a)	14,134	227,557
EZCORP, Inc. (a)	9,130	205,425
The Finish Line, Inc. Class A	14,976	312,699
First Cash Financial Services, Inc. (a)	345	13,834
Foot Locker, Inc.	9,580	316,332
Fred’s, Inc. Class A	6,708	95,254
GameStop Corp. Class A	13,867	222,149
Hibbett Sports, Inc. (a)	406	24,673
Hot Topic, Inc.	17,781	180,655
HSN, Inc.	534	22,620
The Men’s Wearhouse, Inc.	913	24,879
Nu Skin Enterprises, Inc. Class A	136	6,937
Papa John’s International, Inc. (a)	4,364	222,608
Pier 1 Imports, Inc.	81,163	1,338,378
PVH Corp.	17,835	1,416,634
RadioShack Corp.	1,118	3,253
Red Robin Gourmet Burgers, Inc. (a)	4,408	131,579
Regis Corp.	6,888	116,545
Roundy’s, Inc.	14,807	142,147
Rue21, Inc. (a)	5,086	125,319
Ruth’s Hospitality Group, Inc. (a)	934	6,276
Saks, Inc. (a)	25,749	268,562
Staples, Inc.	5,300	67,522
Williams-Sonoma, Inc.	3,920	136,220

		12,794,559

Savings & Loans — 1.0%
BankUnited, Inc.	25,048	610,169
Flushing Financial Corp.	2,726	38,464
OceanFirst Financial Corp.	2,648	36,039
Oritani Financial Corp.	31,638	445,780
Washington Federal, Inc.	11,817	188,245

		1,318,697

Semiconductors — 3.0%
Advanced Micro Devices, Inc. (a)	30,837	125,198
Brooks Automation, Inc.	3,230	29,910

	Number of Shares	Value
Cabot Microelectronics Corp.	397	$11,672
Cypress Semiconductor Corp. (a)	785	8,392
Emulex Corp. (a)	23,221	150,240
Entegris, Inc. (a)	4,988	40,153
GSI Group, Inc. (a)	6,939	71,472
GT Advanced Technologies, Inc. (a)	36,316	185,938
Integrated Silicon Solution, Inc. (a)	5,989	58,273
IXYS Corp. (a)	7,899	79,780
Magnachip Semiconductor Corp. (a)	3,489	35,518
QLogic Corp. (a)	2,802	32,335
Semtech Corp. (a)	70,559	1,685,654
Skyworks Solutions, Inc. (a)	53,778	1,555,797

		4,070,332

Software — 2.8%
Actuate Corp. (a)	16,741	108,147
Acxiom Corp. (a)	20,860	349,822
Allscripts Healthcare Solutions, Inc. (a)	2,747	25,272
BMC Software, Inc. (a)	945	37,422
Broadridge Financial Solutions, Inc.	10,932	231,431
CSG Systems International, Inc. (a)	10,010	176,476
The Dun & Bradstreet Corp.	216	17,321
Ebix, Inc.	7,363	159,704
Fair Isaac Corp.	565	24,459
Infoblox, Inc. (a)	1,397	29,351
JDA Software Group, Inc. (a)	902	26,681
ManTech International Corp. Class A	1,676	36,755
MedAssets, Inc. (a)	14,690	193,761
MSCI, Inc. Class A (a)	62,614	2,075,654
Omnicell, Inc. (a)	10,943	142,806
Seachange International, Inc. (a)	5,758	43,588
SYNNEX Corp. (a)	1,310	44,317

		3,722,967

Telecommunications — 2.0%
Amdocs Ltd. (a)	6,392	190,162
Arris Group, Inc. (a)	17,628	223,699
Aruba Networks, Inc. (a)	56,541	801,751
Finisar Corp. (a)	56,897	707,230
Globecomm Systems, Inc. (a)	5,172	52,651
Neutral Tandem, Inc. (a)	1,000	13,660
Polycom, Inc. (a)	16,079	140,530
Portugal Telecom SGPS SA Sponsored ADR (Portugal)	16,654	71,113
Telecom Corp. of New Zealand Ltd. Sponsored ADR (New Zealand)	9,855	105,350
USA Mobility, Inc.	13,669	152,273
Vonage Holdings Corp. (a)	91,687	164,120

		2,622,539

Textiles — 0.2%
Cintas Corp.	6,200	245,706
UniFirst Corp.	240	15,029

		260,735

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Small/Mid Cap Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Toys, Games & Hobbies — 0.1%
LeapFrog Enterprises, Inc. (a)	11,390	$130,871

Transportation — 2.9%
Celadon Group, Inc.	6,083	90,819
Forward Air Corp.	1,240	41,490
Genesee & Wyoming, Inc. Class A (a)	15,707	974,777
Hub Group, Inc. Class A (a)	21,227	631,503
Old Dominion Freight Line, Inc. (a)	43,544	1,846,266
Swift Transportation Co. (a)	23,719	196,868
UTI Worldwide, Inc.	8,552	113,314

		3,895,037

Water — 0.3%
American States Water Co.	133	5,406
Aqua America, Inc.	15,557	398,882

		404,288

TOTAL COMMON STOCK (Cost $124,544,912)		132,590,563

TOTAL EQUITIES (Cost $124,544,912)		132,590,563

RIGHTS — 0.0%
Pharmaceuticals — 0.0%
Indevus Pharmaceuticals, Inc. (Escrow Shares) (a) (b)	600	6

TOTAL RIGHTS (Cost $0)		6

TOTAL LONG-TERM INVESTMENTS (Cost $124,544,912)		132,590,569

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (c)	$1,516,067	1,516,067

TOTAL SHORT-TERM INVESTMENTS (Cost $1,516,067)		1,516,067

TOTAL INVESTMENTS — 100.1% (Cost $126,060,979) (d)		134,106,636

Other Assets/(Liabilities) — (0.1)%		(154,643)

NET ASSETS — 100.0%		$133,951,993

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Maturity value of $1,516,067. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $1,547,698.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 96.9%
Aerospace & Defense — 2.8%
Embraer SA Sponsored ADR (Brazil)	121,390	$3,080,878
European Aeronautic Defence and Space Co.	183,000	6,562,962

		9,643,840

Apparel — 0.9%
Tod’s SpA	33,670	3,081,965

Banks — 4.7%
Banco Bilbao Vizcaya Argentaria SA	515,783	3,335,597
ICICI Bank Ltd. Sponsored ADR (India)	135,950	4,706,589
Itau Unibanco Holding SA Sponsored ADR (Brazil)	230,820	3,649,264
Societe Generale (a)	61,270	1,340,023
Sumitomo Mitsui Financial Group, Inc.	93,400	2,939,852

		15,971,325

Beverages — 3.5%
Carlsberg A/S Class B	28,385	2,293,714
Companhia de Bebidas das Americas ADR (Brazil)	86,600	3,338,430
Fomento Economico Mexicano SAB de CV	724,785	6,185,893

		11,818,037

Biotechnology — 1.2%
Amgen, Inc.	50,530	4,173,778

Chemicals — 0.9%
Linde AG	20,613	3,067,989

Commercial Services — 0.0%
Zee Learn Ltd. (a)	72,963	35,861

Computers — 0.3%
Fusion-io, Inc. (a)	59,840	1,144,141

Cosmetics & Personal Care — 2.1%
Colgate-Palmolive Co.	67,230	7,217,813

Diversified Financial — 4.3%
BM&F BOVESPA SA	623,100	3,496,804
The Goldman Sachs Group, Inc.	37,070	3,740,363
UBS AG (a)	681,366	7,165,075

		14,402,242

Electric — 0.6%
Fortum OYJ	114,486	1,915,626

Electrical Components & Equipment — 1.4%
Emerson Electric Co.	65,200	3,114,604
Prysmian SpA	98,113	1,565,711

		4,680,315

	Number of Shares	Value
Electronics — 5.0%
Fanuc Ltd.	16,600	$2,572,342
Hoya Corp.	97,800	2,173,381
Keyence Corp.	15,420	3,838,851
Kyocera Corp.	24,400	1,927,694
Murata Manufacturing Co. Ltd.	78,210	3,897,121
Nidec Corp.	30,000	2,363,069

		16,772,458

Entertainment — 0.5%
Lottomatica SpA	78,869	1,545,653

Foods — 3.1%
Nestle SA	64,322	3,952,328
Unilever PLC	184,682	6,618,618

		10,570,946

Health Care – Products — 1.3%
Zimmer Holdings, Inc.	75,150	4,428,590

Health Care – Services — 2.8%
Aetna, Inc.	119,480	4,308,449
WellPoint, Inc.	99,300	5,291,697

		9,600,146

Holding Company – Diversified — 1.8%
LVMH Moet Hennessy Louis Vuitton SA	39,810	5,970,577

Insurance — 4.1%
Allianz SE	45,837	4,554,920
The Dai-ichi Life Insurance Co. Ltd.	3,055	3,192,838
Fidelity National Financial, Inc. Class A	96,900	1,804,278
Prudential PLC	374,682	4,447,044

		13,999,080

Internet — 5.7%
eBay, Inc. (a)	251,120	11,124,616
Facebook, Inc. Class A (a)	87,140	1,891,809
Google, Inc. Class A (a)	10,210	6,462,624

		19,479,049

Leisure Time — 1.6%
Carnival Corp.	165,250	5,499,520

Machinery – Diversified — 0.7%
FLSmidth & Co. A/S	39,863	2,391,363

Manufacturing — 3.8%
3M Co.	56,180	5,125,301
Siemens AG	91,514	7,765,047

		12,890,348

Media — 4.9%
Grupo Televisa SAB Sponsored ADR (Mexico)	163,750	3,731,863
The McGraw-Hill Cos., Inc.	90,850	4,266,316

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Walt Disney Co.	136,830	$6,723,826
Wire and Wireless India Ltd. (a)	386,427	126,335
Zee Entertainment Enterprises Ltd.	579,154	1,750,680

		16,599,020

Metal Fabricate & Hardware — 1.9%
Assa Abloy AB Series B	214,048	6,469,321

Mining — 0.6%
Iluka Resources Ltd.	194,600	1,921,073

Oil & Gas — 1.3%
Repsol YPF SA	131,771	2,096,816
Total SA	39,060	1,797,388
YPF SA Sponsored ADR (Argentina)	31,380	358,046

		4,252,250

Oil & Gas Services — 2.8%
Technip SA	59,340	6,212,009
Transocean Ltd.	71,452	3,346,097

		9,558,106

Pharmaceuticals — 3.9%
Allergan, Inc.	13,300	1,091,531
Bayer AG	63,314	4,805,111
Gilead Sciences, Inc. (a)	42,720	2,320,978
Roche Holding AG	10,499	1,859,146
Theravance, Inc. (a)	84,670	2,466,437
ThromboGenics NV (a)	24,811	798,584

		13,341,787

Real Estate — 0.5%
DLF Ltd.	439,907	1,643,920

Retail — 8.2%
Abercrombie & Fitch Co. Class A	49,120	1,660,256
E-Mart Co. Ltd.	8,797	2,038,167
Inditex SA	61,130	6,265,924
Kingfisher PLC	284,883	1,185,797
McDonald’s Corp.	72,900	6,514,344
PPR	34,520	5,147,555
Tiffany & Co.	89,380	4,909,644

		27,721,687

Semiconductors — 4.7%
Altera Corp.	196,090	6,951,390
Maxim Integrated Products, Inc.	208,450	5,676,094
Taiwan Semiconductor Manufacturing Co. Ltd.	1,271,505	3,402,155

		16,029,639

Software — 7.9%
Adobe Systems, Inc. (a)	143,290	4,424,795
Infosys Technologies Ltd.	79,724	3,172,565
Intuit, Inc.	106,880	6,201,177
Microsoft Corp.	187,640	5,529,751
SAP AG	114,823	7,308,810

		26,637,098

	Number of Shares	Value
Telecommunications — 6.0%
Juniper Networks, Inc. (a)	201,600	$3,534,048
KDDI Corp.	687	4,731,258
Telefonaktiebolaget LM Ericsson Class B	1,284,460	11,899,511

		20,164,817

Textiles — 0.1%
Brunello Cucinelli SpA (a)	20,760	281,411

Toys, Games & Hobbies — 0.3%
Nintendo Co. Ltd.	8,900	986,836

Transportation — 0.7%
All America Latina Logistica SA	187,100	863,735
United Parcel Service, Inc. Class B	19,800	1,497,078

		2,360,813

TOTAL COMMON STOCK (Cost $288,297,351)		328,268,440

PREFERRED STOCK — 1.6%
Auto Manufacturers — 1.6%
Bayerische Motoren Werke AG 0.770%	110,907	5,523,955

TOTAL PREFERRED STOCK (Cost $4,077,858)		5,523,955

TOTAL EQUITIES (Cost $292,375,209)		333,792,395

MUTUAL FUNDS — 1.4%
Diversified Financial — 1.4%
Oppenheimer Institutional Money Market Fund Class E (b)	4,717,569	4,717,569

TOTAL MUTUAL FUNDS (Cost $4,717,569)		4,717,569

TOTAL LONG-TERM INVESTMENTS (Cost $297,092,778)		338,509,964

	Principal Amount
SHORT-TERM INVESTMENTS — 0.0%
Time Deposits — 0.0%
Euro Time Deposit, 0.010% 8/01/12	$1	1

TOTAL SHORT-TERM INVESTMENTS (Cost $1)		1

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Global Fund – Portfolio of Investments (Continued)

Value
TOTAL INVESTMENTS — 99.9% (Cost $297,092,779) (c)	$338,509,965

Other Assets/(Liabilities) — 0.1%	181,034

NET ASSETS — 100.0%	$338,690,999

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 94.8%

COMMON STOCK — 94.5%
Aerospace & Defense — 1.9%
Empresa Brasileira de Aeronautica SA	639,819	$4,102,685
European Aeronautic Defence and Space Co.	125,030	4,483,973

		8,586,658

Apparel — 0.9%
Burberry Group PLC	215,390	4,206,558

Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG	36,936	2,747,596

Banks — 0.3%
ICICI Bank Ltd. Sponsored ADR (India)	41,255	1,428,248

Beverages — 4.0%
C&C Group PLC	1,106,659	4,855,439
Diageo PLC	238,520	6,362,813
Heineken NV	35,624	1,924,336
Pernod-Ricard SA	46,165	4,952,498

		18,095,086

Biotechnology — 1.6%
CSL Ltd.	160,300	7,153,449
MEI Pharma, Inc. (a)	305,257	140,418
Tyrian Diagnostics Ltd. (a)	16,676,300	17,525

		7,311,392

Building Materials — 2.4%
James Hardie Industries NV	977,200	8,530,710
Sika AG	1,358	2,538,513

		11,069,223

Chemicals — 2.9%
Brenntag AG	58,832	6,440,687
Filtrona PLC	911,608	6,621,424

		13,062,111

Commercial Services — 9.6%
Aggreko PLC	116,220	3,709,850
Benesse Holdings, Inc.	77,347	3,643,897
BTG PLC (a)	226,649	1,325,394
Bunzl PLC	557,526	9,718,785
De La Rue PLC	137,510	2,198,061
Dignity PLC	222,329	3,104,542
Edenred	140,570	3,699,107
Experian PLC	735,925	10,909,469
MegaStudy Co. Ltd.	9,039	546,503
Prosegur Cia de Seguridad SA	947,420	4,348,045
Zee Learn Ltd. (a)	152,101	74,757

		43,278,410

	Number of Shares	Value
Computers — 1.3%
Gemalto NV	78,810	$6,025,006

Cosmetics & Personal Care — 0.4%
L’Oreal	14,470	1,731,155

Distribution & Wholesale — 1.2%
Wolseley PLC	149,634	5,383,295

Diversified Financial — 2.5%
BinckBank NV	285,292	1,894,820
Housing Development Finance Corp.	69,064	852,095
ICAP PLC	1,026,642	5,119,052
Tullett Prebon PLC	804,651	3,426,630

		11,292,597

Electrical Components & Equipment — 1.8%
Legrand SA	139,860	4,469,830
Schneider Electric SA	65,380	3,675,545

		8,145,375

Electronics — 5.4%
Fanuc Ltd.	19,700	3,052,719
Hoya Corp.	275,000	6,111,245
Ibiden Co. Ltd.	43,394	701,881
Keyence Corp.	19,009	4,732,343
Nidec Corp.	72,000	5,671,366
Omron Corp.	56,621	1,125,272
Phoenix Mecano	5,619	2,803,672

		24,198,498

Energy – Alternate Sources — 0.0%
Ceres Power Holdings PLC (a)	941,472	70,690

Engineering & Construction — 2.7%
ABB Ltd. (a)	200,637	3,489,710
Boskalis Westminster	117,666	3,818,456
Leighton Holdings Ltd.	135,742	2,419,032
Trevi Finanziaria SpA	440,441	2,352,289

		12,079,487

Entertainment — 2.0%
William Hill PLC	1,810,065	8,895,463

Foods — 4.7%
Aryzta AG (a)	111,393	5,526,696
Barry Callebaut AG (a)	5,864	5,290,083
Nestle SA	29,321	1,801,658
Unilever PLC	174,521	6,254,468
Woolworths Ltd.	80,102	2,400,719

		21,273,624

Health Care – Products — 3.9%
Cie Generale d’Optique Essilor International SA	49,790	4,322,595
DiaSorin SpA	47,033	1,284,707
Luxottica Group SpA	119,720	4,113,731
Ortivus AB Class A (a) (d)	84,472	91,296

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ortivus AB Class B (a) (d)	635,544	$453,772
Sonova Holding AG (a)	31,009	2,931,077
Straumann Holding AG	4,668	625,285
William Demant Holding (a)	41,905	3,949,597

		17,772,060

Health Care – Services — 1.1%
Sonic Healthcare Ltd.	375,367	4,969,668

Holding Company – Diversified — 0.8%
LVMH Moet Hennessy Louis Vuitton SA	23,360	3,503,459

Home Furnishing — 0.6%
SEB SA	43,949	2,907,935

Household Products — 1.0%
Reckitt Benckiser Group PLC	79,051	4,338,057

Insurance — 0.9%
Prudential PLC	342,356	4,063,372

Internet — 1.3%
United Internet AG	214,451	3,798,029
Yoox SpA (a)	161,031	2,139,483

		5,937,512

Leisure Time — 1.3%
Carnival Corp.	182,740	6,081,587

Machinery – Construction & Mining — 1.6%
Atlas Copco AB A Shares	124,604	2,791,278
Outotec OYJ	58,090	2,641,646
Rio Tinto PLC	37,423	1,729,207

		7,162,131

Machinery – Diversified — 1.3%
Alstom SA	69,700	2,301,103
The Weir Group PLC	143,990	3,712,483

		6,013,586

Manufacturing — 2.3%
Aalberts Industries NV	474,527	7,460,944
Siemens AG	36,007	3,055,227

		10,516,171

Media — 0.8%
Grupo Televisa SAB Sponsored ADR (Mexico)	79,730	1,817,047
Zee Entertainment Enterprises Ltd.	629,063	1,901,546

		3,718,593

Metal Fabricate & Hardware — 0.4%
Vallourec SA	38,941	1,610,183

Mining — 0.4%
Orica Ltd.	74,400	1,933,257

Office Equipment/Supplies — 0.4%
Canon, Inc.	50,700	1,696,976

	Number of Shares	Value
Oil & Gas — 2.1%
BG Group PLC	311,730	$6,127,395
Cairn Energy PLC (a)	194,881	872,198
Ceres, Inc. (Acquired 5/24/12, Cost $4,162,388) (a) (b) (c)	342,173	2,669,976

		9,669,569

Oil & Gas Services — 2.2%
Saipem SpA	68,650	3,149,173
Schoeller-Bleckmann Oilfield Equipment AG	26,559	2,233,134
Technip SA	43,150	4,517,159

		9,899,466

Pharmaceuticals — 3.7%
Grifols SA (a)	274,918	8,549,584
Grifols SA (a)	40,018	900,907
Novogen Ltd. (a)	1,955,878	157,759
Roche Holding AG	39,753	7,039,398

		16,647,648

Retail — 6.3%
Cie Financiere Richemont SA	32,380	1,829,451
Domino’s Pizza UK & IRL PLC	671,840	5,386,118
Hennes & Mauritz AB Class B	49,441	1,820,277
Inditex SA	75,303	7,718,679
PPR	19,420	2,895,873
Shoppers Drug Mart Corp.	166,414	6,861,663
Swatch Group AG	4,526	1,791,430

		28,303,491

Semiconductors — 0.9%
ARM Holdings PLC	461,420	3,971,050

Software — 6.6%
Aveva Group PLC	76,423	2,131,580
Compugroup Holding AG	68,524	961,669
Dassault Systemes SA	63,630	6,262,328
Infosys Technologies Ltd.	27,678	1,101,428
SAP AG	177,262	11,283,229
Temenos Group AG (a)	321,564	4,239,921
The Sage Group PLC	826,290	3,719,389

		29,699,544

Telecommunications — 7.3%
BT Group PLC	3,573,347	12,133,573
Inmarsat PLC	458,000	3,517,107
SES SA	90,830	2,181,625
Telecity Group PLC (a)	400,310	5,364,488
Telefonaktiebolaget LM Ericsson Class B	793,914	7,354,989
Virgin Media, Inc.	84,050	2,301,289

		32,853,071

Toys, Games & Hobbies — 0.2%
Nintendo Co. Ltd.	8,500	942,484

The accompanying notes are an integral part of the financial statements.

MassMutual Premier International Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Transportation — 0.9%
Koninklijke Vopak NV	60,498	$3,825,059
Tsakos Energy Navigation Ltd.	54,768	268,363

		4,093,422

TOTAL COMMON STOCK (Cost $381,937,266)		427,184,764

PREFERRED STOCK — 0.3%
Mining — 0.3%
Vale SA Sponsored ADR (Brazil) 9.350%	92,950	1,648,004

TOTAL PREFERRED STOCK (Cost $968,083)		1,648,004

TOTAL EQUITIES (Cost $382,905,349)		428,832,768

WARRANTS — 0.0%
Biotechnology — 0.0%
Mei Pharma, Inc., Expires 5/10/17, Strike 1.19 (a) (b)	154,608	-
Tyrian Diagnostics Ltd., Expires 12/20/13, Strike 0.01 (a)	4,657,320	4,894

Pharmaceuticals — 0.0%
Novogen Ltd., Expires 6/30/17, Strike 1.19 (a) (b)	146,690	-

TOTAL WARRANTS (Cost $0)		4,894

MUTUAL FUNDS — 5.3%
Diversified Financial — 5.3%
Oppenheimer Institutional Money Market Fund Class E (d)	23,801,088	23,801,088

TOTAL MUTUAL FUNDS (Cost $23,801,088)		23,801,088

TOTAL LONG-TERM INVESTMENTS (Cost $406,706,437)		452,638,750

TOTAL INVESTMENTS — 100.1% (Cost $406,706,437) (e)		452,638,750

Other Assets/(Liabilities) — (0.1)%		(672,909)

NET ASSETS — 100.0%		$451,965,841

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is valued in good faith under procedures established by the Board of Trustees.
(c)	Restricted security. Certain securities are restricted as to resale. At July 31, 2012, these securities amounted to a value of $2,669,976 or 0.59% of net assets. The Funds generally bear the costs, if any, associated with the disposition of restricted securities.
(d)	Affiliated issuer. (See Note 4 for a summary of transactions in the investments of affiliated issuers).
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.0%

COMMON STOCK — 97.0%
Aerospace & Defense — 1.5%
Rolls-Royce Holdings PLC (a)	152,360	$2,021,301

Agriculture — 2.1%
Imperial Tobacco Group PLC	72,832	2,826,912

Auto Manufacturers — 0.8%
Bayerische Motoren Werke AG	14,917	1,109,646

Banks — 3.6%
DBS Group Holdings, Ltd.	198,000	2,336,024
Julius Baer Group Ltd. (a)	71,387	2,547,415

		4,883,439

Beverages — 2.2%
SABMiller PLC	67,837	2,920,246

Chemicals — 4.9%
Israel Chemicals Ltd.	250,427	2,953,074
Lintec Corp.	75,700	1,369,613
Syngenta AG	6,795	2,313,824

		6,636,511

Diversified Financial — 3.5%
Deutsche Boerse AG	52,626	2,617,875
UBS AG (a)	202,180	2,126,075

		4,743,950

Electronics — 5.4%
Keyence Corp.	11,000	2,738,480
Kyocera Corp.	28,500	2,251,609
Nidec Corp.	29,500	2,323,685

		7,313,774

Foods — 1.1%
Marine Harvest (a)	2,248,447	1,494,441

Health Care – Products — 2.1%
Fresenius SE & Co. KGaA	26,968	2,874,145

Holding Company – Diversified — 1.7%
Keppel Corp. Ltd.	257,400	2,301,108

Household Products — 1.5%
Societe BIC SA	20,501	2,074,298

Insurance — 9.9%
Admiral Group PLC	117,773	2,005,676
Muenchener Rueckversicherungs AG	15,830	2,245,371
Prudential PLC	226,578	2,689,220
SCOR SE	80,932	1,915,564
Tokio Marine Holdings, Inc.	94,400	2,167,607
Zurich Insurance Group AG (a)	10,216	2,266,538

		13,289,976

Internet — 3.7%
Baidu, Inc. Sponsored ADR (Cayman Islands) (a)	22,000	2,651,440

	Number of Shares	Value
Rakuten, Inc.	239,500	$2,381,270

		5,032,710

Investment Companies — 1.3%
Resolution Ltd.	566,489	1,823,039

Iron & Steel — 1.7%
Hitachi Metals Ltd.	211,000	2,304,822

Media — 3.4%
Jupiter Telecommunications Co. Ltd.	2,027	2,024,514
WPP PLC	200,945	2,531,168

		4,555,682

Mining — 8.6%
Centamin PLC (a)	1,291,500	1,338,979
Fresnillo PLC	123,720	2,804,447
Newcrest Mining Ltd.	113,514	2,773,450
Paladin Energy Ltd. (a)	1,358,594	1,643,851
Randgold Resources Ltd.	34,407	3,095,518

		11,656,245

Oil & Gas — 10.1%
BG Group PLC	109,985	2,161,876
Cairn Energy PLC (a)	210,044	940,060
Gazprom OAO Sponsored ADR (Russia) (a)	202,304	1,863,220
Niko Resources Ltd.	38,662	663,482
Oil Search Ltd.	116,438	845,656
Royal Dutch Shell PLC Class A	78,134	2,654,731
Total SA	52,695	2,424,818
Tullow Oil PLC	100,118	2,012,367

		13,566,210

Pharmaceuticals — 11.7%
Bayer AG	33,725	2,559,503
Chugai Pharmaceutical Co. Ltd.	104,100	2,002,233
GlaxoSmithKline PLC	109,265	2,510,489
Sanofi	36,716	2,987,396
Shire Ltd.	94,171	2,712,141
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	74,815	3,059,186

		15,830,948

Real Estate — 1.2%
Sun Hung Kai Properties Ltd.	127,000	1,578,327

Semiconductors — 1.7%
Tokyo Electron Ltd.	48,600	2,251,975

Software — 1.7%
SAP AG	35,297	2,246,754

Telecommunications — 8.5%
America Movil SAB de CV Series L ADR (Mexico)	97,570	2,604,143
China Unicom Hong Kong Ltd. Sponsored ADR (Hong Kong)	114,046	1,666,212

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Focused International Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
KT Corp. Sponsored ADR (Republic of Korea)	175,390	$2,499,308
Nippon Telegraph & Telephone Corp.	42,200	1,954,467
SES SA	111,480	2,677,613

		11,401,743

Transportation — 2.0%
East Japan Railway	41,500	2,654,264

Water — 1.1%
Suez Environnement Co.	137,775	1,508,859

TOTAL COMMON STOCK (Cost $135,430,321)		130,901,325

TOTAL EQUITIES (Cost $135,430,321)		130,901,325

TOTAL LONG-TERM INVESTMENTS (Cost $135,430,321)		130,901,325

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (b)	$3,702,390	3,702,390

TOTAL SHORT-TERM INVESTMENTS (Cost $3,702,390)		3,702,390

TOTAL INVESTMENTS — 99.8% (Cost $139,132,711) (c)		134,603,715

Other Assets/(Liabilities) — 0.2%		291,018

NET ASSETS — 100.0%		$134,894,733

Notes to Portfolio of Investments

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $3,702,391. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,776,662.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments

July 31, 2012 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 92.4%
Agriculture — 1.5%
KT&G Corp.	25,133	$1,851,904

Apparel — 0.0%
Far Eastern New Century Corp.	49,820	55,499

Automotive & Parts — 1.6%
Hero Honda Motors Ltd.	28,717	1,029,905
Hyundai Mobis	3,909	1,028,800

		2,058,705

Banks — 13.7%
China Construction Bank Corp. Class H	4,127,890	2,768,726
HDFC Bank Ltd. ADR (India)	98,600	3,343,526
ICICI Bank Ltd.	105,108	1,805,385
Industrial & Commercial Bank of China	4,501,670	2,568,399
KB Financial Group, Inc.	74,545	2,364,995
Powszechna Kasa Oszczednosci Bank Polski SA	200,926	1,950,987
Sberbank	943,660	2,618,177

		17,420,195

Beverages — 0.7%
Grupo Modelo SAB de CV Class C	94,800	857,573

Building Materials — 2.6%
Anhui Conch Cement Co. Ltd. Class H	840,000	2,197,850
BBMG Corp.	1,753,000	1,088,443

		3,286,293

Chemicals — 3.8%
LG Chem Ltd.	11,899	3,269,485
Ultrapar Participacoes SA	39,000	919,237
Uralkali Sponsored GDR (Russia) (a)	16,218	670,103

		4,858,825

Commercial Services — 1.4%
CCR SA	184,762	1,541,787
Localiza Rent a Car SA	14,362	232,895

		1,774,682

Computers — 0.5%
Lenovo Group Ltd.	874,000	604,194

Diversified Financial — 6.1%
Bolsa Mexicana de Valores SAB de CV	423,600	805,886
CETIP SA – Mercados Organizados	64,400	816,157
CITIC Securities Co. Ltd.	718,000	1,252,120
Grupo Financiero Banorte SAB de CV Class O	293,161	1,573,989

	Number of Shares	Value
Mega Financial Holding Co. Ltd.	3,368,040	$2,702,212
Redecard SA	38,500	620,937

		7,771,301

Electric — 0.6%
Empresa Nacional de Electricidad SA/Chile Sponsored ADR (Chile)	14,597	729,704

Electronics — 3.4%
Hon Hai Precision Industry Co. Ltd.	1,565,156	4,341,782

Engineering & Construction — 2.6%
Hyundai Engineering & Construction Co. Ltd.	22,168	1,157,622
Larsen & Toubro Ltd.	63,284	1,545,939
Multiplan Empreendimentos Imobiliarios SA	24,200	611,968

		3,315,529

Health Care – Products — 1.6%
Hengan International Group Co. Ltd.	213,000	2,017,481

Holding Company – Diversified — 1.2%
Bidvest Group Ltd.	64,407	1,540,152

Household Products — 0.2%
Kimberly-Clark de Mexico SAB de CV (b)	145,641	303,143

Insurance — 2.8%
Ping An Insurance Group Co. of China Ltd. Class H	446,500	3,487,339

Internet — 4.0%
NHN Corp.	8,528	2,067,306
Tencent Holdings Ltd.	101,000	2,997,889

		5,065,195

Iron & Steel — 2.9%
Gerdau SA Sponsored ADR (Brazil)	143,600	1,306,760
POSCO	7,250	2,324,262

		3,631,022

Machinery – Construction & Mining — 0.7%
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.	826,200	922,223

Media — 1.4%
Naspers Ltd.	32,128	1,740,593

Mining — 0.6%
African Minerals Ltd. (b)	168,949	770,224

Oil & Gas — 13.4%
CNOOC Ltd.	2,345,000	4,708,046
Gazprom OAO Sponsored ADR (Russia)	201,720	1,857,841
Kunlun Energy Co. Ltd	656,000	1,054,636
NovaTek OAO GDR (Russia) (a)	20,854	2,358,588

The accompanying notes are an integral part of the financial statements.

MassMutual Premier Strategic Emerging Markets Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Petroleo Brasileiro SA Sponsored ADR (Brazil)	181,933	$3,462,185
Petroleo Brasileiro SA Sponsored ADR (Brazil)	31,224	612,927
Rosneft Oil Co. GDR (Russia) (a) (b)	192,300	1,157,646
Sasol Ltd.	44,294	1,837,062

		17,048,931

Real Estate — 2.9%
BR Malls Participacoes SA	67,370	786,400
China Overseas Land & Investment Ltd.	1,218,000	2,866,950

		3,653,350

Retail — 3.1%
Belle International Holdings Ltd.	1,148,000	2,114,432
Dufry Group (b)	8,056	978,972
Golden Eagle Retail Group Ltd.	462,000	825,631

		3,919,035

Semiconductors — 9.7%
Samsung Electronics Co., Ltd.	7,183	8,248,386
SK Hynix, Inc. (b)	36,610	695,198
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR (Taiwan)	241,017	3,367,007

		12,310,591

Shipbuilding — 1.3%
Hyundai Heavy Industries Co. Ltd.	7,978	1,691,159

Software — 0.8%
Infosys Ltd. Sponsored ADR (India)	26,422	1,045,783

Telecommunications — 7.1%
America Movil SAB de CV Series L ADR (Mexico)	75,596	2,017,657
China Mobile Ltd.	222,500	2,601,784
Mobile TeleSystems Sponsored ADR (Russia)	92,500	1,752,875
MTN Group Ltd.	145,033	2,604,502

		8,976,818

Transportation — 0.2%
China Shipping Development Co. Ltd. Class H	668,000	273,005

TOTAL COMMON STOCK (Cost $123,286,264)		117,322,230

PREFERRED STOCK — 4.9%
Banks — 2.3%
Banco do Estado do Rio Grande do Sul 5.410%	108,700	861,983
Itau Unibanco Holding SA 3.300%	127,879	2,026,269

		2,888,252

	Number of Shares	Value
Mining — 2.6%
Vale SA Sponsored ADR (Brazil) 9.350%	185,969	$3,297,230

TOTAL PREFERRED STOCK (Cost $7,596,806)		6,185,482

TOTAL EQUITIES (Cost $130,883,070)		123,507,712

TOTAL LONG-TERM INVESTMENTS (Cost $130,883,070)		123,507,712

	Principal Amount
SHORT-TERM INVESTMENTS — 2.8%
Repurchase Agreement — 2.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 7/31/12, 0.010%, due 8/01/12 (c)	$3,628,128	3,628,128

TOTAL SHORT-TERM INVESTMENTS (Cost $3,628,128)		3,628,128

TOTAL INVESTMENTS — 100.1% (Cost $134,511,198) (d)		127,135,840

Other Assets/(Liabilities) — (0.1)%		(157,161)

NET ASSETS — 100.0%		$126,978,679

Notes to Portfolio of Investments

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(a)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2012, these securities amounted to a value of $4,186,337 or 3.30% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $3,628,129. Collateralized by U.S. Government Agency obligations with a rate of 3.000%, maturity date of 12/01/26, and an aggregate market value, including accrued interest, of $3,705,596.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the financial statements.

Notes to Portfolio of Investments (Unaudited)

1.	The Fund

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Premier Money Market Fund (“Money Market Fund”)

MassMutual Premier Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Premier Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Premier Core Bond Fund (“Core Bond Fund”)

MassMutual Premier Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual Premier High Yield Fund (“High Yield Fund”)

MassMutual Premier International Bond Fund (“International Bond Fund”)

MassMutual Premier Balanced Fund (“Balanced Fund”)

MassMutual Barings Dynamic Allocation Fund (“Barings Dynamic Allocation Fund”)

MassMutual Premier Value Fund (“Value Fund”)

MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Premier Main Street Fund (“Main Street Fund”)

MassMutual Premier Capital Appreciation Fund (“Capital Appreciation Fund”)

MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Premier Small/Mid Cap Opportunities Fund (“Small/Mid Cap Opportunities Fund”)

MassMutual Premier Global Fund (“Global Fund”)

MassMutual Premier International Equity Fund (“International Equity Fund”)

MassMutual Premier Focused International Fund (“Focused International Fund”)

MassMutual Premier Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

The following table shows the classes available for each Fund, including the date each class commenced operations. Each share class represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

	Class Z	Class S	Class Y	Class L	Class A	Class N
Money Market Fund	None	10/3/1994	1/1/1998	None*	1/1/1998	None**
Short-Duration Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Inflation-Protected and Income Fund	3/1/2011	12/31/2003	12/31/2003	12/31/2003	12/31/2003	12/31/2003
Core Bond Fund	12/3/2010	10/3/1994	1/1/1998	5/3/1999	1/1/1998	12/31/2002
Diversified Bond Fund	12/3/2010	5/3/1999	5/3/1999	5/3/1999	5/3/1999	12/31/2002
High Yield Fund	3/1/2011	11/1/2004	9/5/2000	11/1/2004	11/1/2004	11/1/2004
International Bond Fund	None	12/20/2007	12/20/2007	12/20/2007	12/20/2007	None**
Balanced Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Barings Dynamic Allocation Fund	11/28/2011	11/28/2011	11/28/2011	11/28/2011	11/28/2011	None
Value Fund	None	11/1/2004	11/1/2004	7/25/1995	11/1/2004	11/1/2004
Disciplined Value Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	11/1/2004
Main Street Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Capital Appreciation Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
Disciplined Growth Fund	None	11/1/2004	12/19/2000	11/1/2004	11/1/2004	None**
Small/Mid Cap Opportunities Fund	None	11/1/2004	11/1/2004	11/1/2004	7/20/1998	None**
Global Fund	None	12/31/2004	12/31/2004	12/31/2004	12/31/2004	12/31/2004
International Equity Fund	None	10/3/1994	1/1/1998	5/3/1999	1/1/1998	None**
Focused International Fund	12/3/2010	12/1/2005	12/1/2005	12/1/2005	12/1/2005	12/1/2005
Strategic Emerging Markets Fund	3/1/2011	11/3/2008	11/3/2008	11/3/2008	11/3/2008	None**

*	Class L shares were converted to Class S shares on July 27, 2009 and are no longer available.
**	Class N shares were eliminated as of February 22, 2011.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying consolidated portfolio of investments for the Barings Dynamic Allocation Fund includes the accounts of MassMutual Barings Cayman Dynamic Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Barings Dynamic Allocation Fund, which primarily invests in commodity-related instruments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the Barings Dynamic Allocation Fund to hold these commodity-related instruments and still satisfy regulated investment company tax requirements. The Barings Dynamic Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of July 31, 2012, the Barings Dynamic Allocation Fund’s net assets were approximately $12,514,311, of which approximately $1,409,175 or approximately 11.3%, represented the Fund’s ownership of the shares of the Subsidiary.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange, on each day the New York Stock Exchange is open for trading (a “business day”). The New York Stock Exchange normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days.

Equity securities and derivative contracts that are actively traded on a national securities exchange are valued on the basis of information furnished by a pricing service, which provides the last reported sale price for securities or derivatives listed on the exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities (other than short-term obligations) are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. For all Funds other than the Money Market Fund, short-term debt securities are valued at either amortized cost or at original cost plus accrued interest, whichever the Funds’ investment adviser determines more closely approximates current market value. The Money Market Fund’s portfolio securities are valued at amortized cost, which approximates current market value, in accordance with Rule 2a-7 under the 1940 Act pursuant to which the Money Market Fund must adhere to certain conditions. It is the intention of the Money Market Fund to maintain a stable net asset value per share of $1.00, although this cannot be assured. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, prepayment speed assumptions and attributes of the collateral. Many pricing models do not entail material

Notes to Portfolio of Investments (Unaudited) (Continued)

subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. Restricted securities are valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of key inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at their regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the value of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party fair valuation vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values, that exceeds a specific threshold established by the Funds’ Valuation Committee pursuant to procedures established by the Trustees, and under the general oversight of the Trustees. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

[1]

The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and makes recommendations concerning the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned key inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities held in non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Money Market Fund characterized all investments at Level 2, as of July 31, 2012. The Value Fund, Disciplined Value Fund, and Disciplined Growth Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of July 31, 2012. For each Fund noted above, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of July 31, 2012, for the remaining Funds’ investments:

Asset Valuation Inputs

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$171,675,370	$-	$171,675,370

Total Municipal Obligations	-	3,734,901	-	3,734,901

Non-U.S. Government Agency Obligations
Automobile ABS	-	20,663,941	-	20,663,941
Commercial MBS	-	29,142,159	-	29,142,159
Home Equity ABS	-	11,127,673	-	11,127,673
Manufactured Housing ABS	-	282,821	-	282,821

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund (Continued)
Other ABS	$-	$18,847,460	$2,147,951	$20,995,411
Student Loans ABS	-	27,896,632	-	27,896,632
WL Collateral CMO	-	5,293,351	-	5,293,351
WL Collateral PAC	-	577,043	-	577,043

Total Non-U.S. Government Agency Obligations	-	113,831,080	2,147,951	115,979,031

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	41,361,416	-	41,361,416

Total U.S. Government Agency Obligations and Instrumentalities	-	41,361,416	-	41,361,416

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	286,088	-	286,088

Total U.S. Treasury Obligations	-	286,088	-	286,088

Total Bonds & Notes	-	330,888,855	2,147,951	333,036,806

Total Long-Term Investments	-	330,888,855	2,147,951	333,036,806

Total Short-Term Investments	-	171,936,999	-	171,936,999

Total Investments	$-	$502,825,854	$2,147,951	$504,973,805

Inflation-Protected and Income Fund
Bonds & Notes
Total Corporate Debt	$-	$3,245,329	$-	$3,245,329

Total Municipal Obligations	-	575,256	-	575,256

Non-U.S. Government Agency Obligations
Automobile ABS	-	20,702,800	-	20,702,800
Commercial MBS	-	1,889,080	-	1,889,080
Credit Card ABS	-	874,400	-	874,400
Home Equity ABS	-	4,526,551	-	4,526,551
Other ABS	-	11,112,279	607,260	11,719,539
Student Loans ABS	-	32,459,452	-	32,459,452
WL Collateral CMO	-	1,887,010	-	1,887,010
WL Collateral PAC	-	422,799	-	422,799

Total Non-U.S. Government Agency Obligations	-	73,874,371	607,260	74,481,631

U.S. Government Agency Obligations and Instrumentalities
Pass-Through Securities	-	508,997	-	508,997

Total U.S. Government Agency Obligations and Instrumentalities	-	508,997	-	508,997

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	332,165,282	-	332,165,282

Total U.S. Treasury Obligations	-	332,165,282	-	332,165,282

Total Bonds & Notes	-	410,369,235	607,260	410,976,495

Total Long-Term Investments	-	410,369,235	607,260	410,976,495

Total Short-Term Investments	-	210,604,492	-	210,604,492

Total Investments	$-	$620,973,727	$607,260	$621,580,987

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Core Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$562,246,193	$-	$562,246,193

Total Municipal Obligations	-	12,529,643	-	12,529,643

Non-U.S. Government Agency Obligations
Automobile ABS	-	7,399,080	-	7,399,080
Commercial MBS	-	107,592,365	-	107,592,365
Home Equity ABS	-	42,052,759	-	42,052,759
Other ABS	-	23,708,820	6,911,602	30,620,422
Student Loans ABS	-	35,712,560	790,560	36,503,120
WL Collateral CMO	-	15,300,071	-	15,300,071
WL Collateral PAC	-	1,566,382	-	1,566,382

Total Non-U.S. Government Agency Obligations	-	233,332,037	7,702,162	241,034,199

Total Sovereign Debt Obligations	-	16,992,301	-	16,992,301

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	1,826,136	-	1,826,136
Pass-Through Securities	-	483,404,248	-	483,404,248

Total U.S. Government Agency Obligations and Instrumentalities	-	485,230,384	-	485,230,384

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	330,354,031	-	330,354,031

Total U.S. Treasury Obligations	-	330,354,031	-	330,354,031

Total Bonds & Notes	-	1,640,684,589	7,702,162	1,648,386,751

Total Long-Term Investments	-	1,640,684,589	7,702,162	1,648,386,751

Total Short-Term Investments	-	359,877,499	-	359,877,499

Total Investments	$-	$2,000,562,088	$7,702,162	$2,008,264,250

Diversified Bond Fund
Equities
Common Stock
Basic Materials	$-	$-	$51,884	$51,884

Total Common Stock	-	-	51,884	51,884

Total Equities	-	-	51,884	51,884

Bonds & Notes
Total Corporate Debt	-	54,968,978	-	54,968,978

Total Municipal Obligations	-	2,486,985	-	2,486,985

Non-U.S. Government Agency Obligations
Auto Floor Plan ABS	-	234,649	-	234,649
Automobile ABS	-	170,346	-	170,346
Commercial MBS	-	7,504,964	-	7,504,964
Home Equity ABS	-	3,771,575	-	3,771,575
Other ABS	-	1,408,186	1,132,473	2,540,659

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Diversified Bond Fund (Continued)
Student Loans ABS	$-	$2,620,355	$-	$2,620,355
WL Collateral CMO	-	1,991,667	-	1,991,667
WL Collateral PAC	-	22,767	-	22,767

Total Non-U.S. Government Agency Obligations	-	17,724,509	1,132,473	18,856,982

Total Sovereign Debt Obligations	-	1,612,641	-	1,612,641

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	71,149	-	71,149
Pass-Through Securities	-	34,479,628	-	34,479,628

Total U.S. Government Agency Obligations and Instrumentalities	-	34,550,777	-	34,550,777

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	5,102,523	-	5,102,523

Total U.S. Treasury Obligations	-	5,102,523	-	5,102,523

Total Bonds & Notes	-	116,446,413	1,132,473	117,578,886

Total Long-Term Investments	-	116,446,413	1,184,357	117,630,770

Total Short-Term Investments	-	28,279,673	-	28,279,673

Total Investments	$-	$144,726,086	$1,184,357	$145,910,443

High Yield Fund
Equities
Common Stock
Basic Materials	$-	$-	$636,345	$636,345

Total Common Stock	-	-	636,345	636,345

Total Equities	-	-	636,345	636,345

Bonds & Notes
Total Bank Loans	-	3,652,163	-	3,652,163

Total Corporate Debt	-	199,601,279	-	199,601,279

Total Bonds & Notes	-	203,253,442	-	203,253,442

Total Long-Term Investments	-	203,253,442	636,345	203,889,787

Total Short-Term Investments	-	10,953,077	-	10,953,077

Total Investments	$-	$214,206,519	$636,345	$214,842,864

International Bond Fund
Bonds & Notes
Total Corporate Debt	$-	$14,243,334	$-	$14,243,334

Total Sovereign Debt Obligations	-	27,927,498	1,408,316	29,335,814

Total Bonds & Notes	-	42,170,832	1,408,316	43,579,148

Total Long-Term Investments	-	42,170,832	1,408,316	43,579,148

Total Short-Term Investments	-	713,069	-	713,069

Total Investments	$-	$42,883,901	$1,408,316	$44,292,217

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Balanced Fund
Equities
Common Stock
Basic Materials	$1,760,805	$-	$-	$1,760,805
Communications	7,075,484	-	-	7,075,484
Consumer, Cyclical	5,280,872	-	-	5,280,872
Consumer, Non-cyclical	14,538,768	-	-	14,538,768
Diversified	20,292	-	-	20,292
Energy	6,641,537	-	-	6,641,537
Financial	9,530,102	-	-	9,530,102
Industrial	6,507,382	-	-	6,507,382
Technology	9,902,870	-	-	9,902,870
Utilities	2,447,900	-	-	2,447,900

Total Common Stock	63,706,012	-	-	63,706,012

Preferred Stock
Consumer, Cyclical	-	8	-	8

Total Preferred Stock	-	8	-	8

Total Equities	63,706,012	8	-	63,706,020

Bonds & Notes
Total Corporate Debt	-	14,872,664	-	14,872,664

Total Municipal Obligations	-	361,338	-	361,338

Non-U.S. Government Agency Obligations
Automobile ABS	-	193,340	-	193,340
Commercial MBS	-	2,632,426	-	2,632,426
Home Equity ABS	-	1,055,706	-	1,055,706
Other ABS	-	533,085	293,710	826,795
Student Loans ABS	-	1,011,979	-	1,011,979
WL Collateral CMO	-	492,022	-	492,022
WL Collateral PAC	-	57,219	-	57,219

Total Non-U.S. Government Agency Obligations	-	5,975,777	293,710	6,269,487

Total Sovereign Debt Obligations	-	427,524	-	427,524

U.S. Government Agency Obligations and Instrumentalities
Collateralized Mortgage Obligations	-	77,162	-	77,162
Pass-Through Securities	-	12,548,600	-	12,548,600

Total U.S. Government Agency Obligations and Instrumentalities	-	12,625,762	-	12,625,762

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	7,408,531	-	7,408,531

Total U.S. Treasury Obligations	-	7,408,531	-	7,408,531

Total Bonds & Notes	-	41,671,596	293,710	41,965,306

Total Mutual Funds	9,365,783	-	-	9,365,783

Total Long-Term Investments	73,071,795	41,671,604	293,710	115,037,109

Total Short-Term Investments	-	14,907,293	-	14,907,293

Total Investments	$73,071,795	$56,578,897	$293,710	$129,944,402

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Barings Dynamic Allocation Fund
Bonds & Notes
Total Sovereign Debt Obligations	$-	$2,518,270	$-	$2,518,270

U.S. Treasury Obligations
U.S. Treasury Bonds & Notes	-	1,285,102	-	1,285,102

Total U.S. Treasury Obligations	-	1,285,102	-	1,285,102

Total Bonds & Notes	-	3,803,372	-	3,803,372

Total Mutual Funds	7,110,286	-	-	7,110,286

Purchased Options
Options on Futures	7,290	-	-	7,290

Total Purchased Options	7,290	-	-	7,290

Total Long-Term Investments	7,117,576	3,803,372	-	10,920,948

Total Short-Term Investments	-	3,091,242	-	3,091,242

Total Investments	$7,117,576	$6,894,614	$-	$14,012,190

Main Street Fund
Equities
Common Stock
Basic Materials	$2,415,245	$-	$-	$2,415,245
Communications	22,593,399	-	-	22,593,399
Consumer, Cyclical	11,922,495	-	-	11,922,495
Consumer, Non-cyclical	37,694,861	-	-	37,694,861
Energy	16,714,046	-	-	16,714,046
Financial	25,421,014	-	-	25,421,014
Industrial	16,126,405	311,410	-	16,437,815
Technology	22,763,953	-	-	22,763,953
Utilities	3,874,478	-	-	3,874,478

Total Common Stock	159,525,896	311,410	-	159,837,306

Total Equities	159,525,896	311,410	-	159,837,306

Warrants
Utilities	13,499	-	-	13,499

Total Warrants	13,499	-	-	13,499

Total Long-Term Investments	159,539,395	311,410	-	159,850,805

Total Short-Term Investments	-	4,716,795	-	4,716,795

Total Investments	$159,539,395	$5,028,205	$-	$164,567,600

Capital Appreciation Fund
Equities
Common Stock
Basic Materials	$13,104,062	$-	$-	$13,104,062
Communications	42,633,555	-	-	42,633,555
Consumer, Cyclical	42,630,450	-	-	42,630,450
Consumer, Non-cyclical	52,657,767	18,718,481	-	71,376,248
Energy	31,993,452	-	-	31,993,452
Financial	3,510,499	2,246,482	-	5,756,981

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Capital Appreciation Fund (Continued)
Industrial	$44,101,550	$-	$-		$44,101,550
Technology	54,232,683	-	-		54,232,683

Total Common Stock	284,864,018	20,964,963	-		305,828,981

Total Equities	284,864,018	20,964,963	-		305,828,981

Total Long-Term Investments	284,864,018	20,964,963	-		305,828,981

Total Short-Term Investments	-	2,732,947	-		2,732,947

Total Investments	$284,864,018	$23,697,910	$-		$308,561,928

Small/Mid Cap Opportunities Fund
Equities
Common Stock
Basic Materials	$5,090,791	$-	$-		$5,090,791
Communications	5,946,282	105,350	-		6,051,632
Consumer, Cyclical	20,544,428	-	-		20,544,428
Consumer, Non-cyclical	25,180,947	-	-		25,180,947
Diversified	33,521	-	-		33,521
Energy	7,989,940	-	-	+	7,989,940
Financial	26,482,671	-	-		26,482,671
Industrial	21,380,730	-	-		21,380,730
Technology	14,871,981	-	-		14,871,981
Utilities	4,963,922	-	-		4,963,922

Total Common Stock	132,485,213	105,350	-		132,590,563

Total Equities	132,485,213	105,350	-		132,590,563

Rights
Consumer, Non-cyclical	-	-	6		6

Total Rights	-	-	6		6

Total Long-Term Investments	132,485,213	105,350	6		132,590,569

Total Short-Term Investments	-	1,516,067	-		1,516,067

Total Investments	$132,485,213	$1,621,417	$6		$134,106,636

Global Fund
Equities
Common Stock
Basic Materials	$-	$9,794,173	$-		$9,794,173
Communications	37,735,103	18,507,784	-		56,242,887
Consumer, Cyclical	18,583,763	20,533,309	-		39,117,072
Consumer, Non-cyclical	40,823,596	15,558,250	-		56,381,846
Diversified	-	5,970,577	-		5,970,577
Energy	3,704,143	10,106,213	-		13,810,356
Financial	13,900,494	32,116,073	-		46,016,567
Industrial	12,817,861	42,390,597	-		55,208,458
Technology	29,927,348	13,883,530	-		43,810,878
Utilities	-	1,915,626	-		1,915,626

Total Common Stock	157,492,308	170,776,132	-		328,268,440

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Global Fund (Continued)
Preferred Stock
Consumer, Cyclical	$-	$5,523,955	$-		$5,523,955

Total Preferred Stock	-	5,523,955	-		5,523,955

Total Equities	157,492,308	176,300,087	-		333,792,395

Total Mutual Funds	4,717,569	-	-		4,717,569

Total Long-Term Investments	162,209,877	176,300,087	-		338,509,964

Total Short-Term Investments	-	1	-		1

Total Investments	$162,209,877	$176,300,088	$-		$338,509,965

International Equity Fund
Equities
Common Stock
Basic Materials	$-	$19,394,551	$-		$19,394,551
Communications	4,118,336	38,390,840	-		42,509,176
Consumer, Cyclical	12,943,250	46,525,159	-		59,468,409
Consumer, Non-cyclical	140,418	135,259,157	-		135,399,575
Diversified	-	3,503,459	-		3,503,459
Energy	-	16,969,748	-		16,969,748
Financial	1,428,248	15,355,969	-		16,784,217
Industrial	268,363	91,477,165	-		91,745,528
Technology	-	41,410,101	-		41,410,101

Total Common Stock	18,898,615	408,286,149	-		427,184,764

Preferred Stock
Basic Materials	1,648,004	-	-		1,648,004

Total Preferred Stock	1,648,004	-	-		1,648,004

Total Equities	20,546,619	408,286,149	-		428,832,768

Warrants
Consumer, Non-cyclical	-	-	-	+	-
Technology	-	4,894	-	+	4,894

Total Warrants	-	4,894	-		4,894

Total Mutual Funds	23,801,088	-	-		23,801,088

Total Long-Term Investments	44,347,707	408,291,043	-		452,638,750

Total Investments	$44,347,707	$408,291,043	$-		$452,638,750

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Focused International Fund
Equities
Common Stock
Basic Materials	$-	$23,157,082	$-	$23,157,082
Communications	9,421,103	11,569,032	-	20,990,135
Consumer, Cyclical	-	1,109,646	-	1,109,646
Consumer, Non-cyclical	3,059,185	22,402,300	-	25,461,485
Diversified	-	2,301,108	-	2,301,108
Energy	663,482	12,902,728	-	13,566,210
Financial	-	26,318,731	-	26,318,731
Industrial	-	11,989,340	-	11,989,340
Technology	-	4,498,729	-	4,498,729
Utilities	-	1,508,859	-	1,508,859

Total Common Stock	13,143,770	117,757,555	-	130,901,325

Total Equities	13,143,770	117,757,555	-	130,901,325

Total Long-Term Investments	13,143,770	117,757,555	-	130,901,325

Total Short-Term Investments	-	3,702,390	-	3,702,390

Total Investments	$13,143,770	$121,459,945	$-	$134,603,715

Strategic Emerging Markets Fund
Equities
Common Stock
Basic Materials	$1,306,760	$7,953,311	$-	$9,260,071
Communications	3,770,532	12,012,074	-	15,782,606
Consumer, Cyclical	-	6,033,239	-	6,033,239
Consumer, Non-cyclical	1,160,716	5,644,068	-	6,804,784
Diversified	-	1,540,152	-	1,540,152
Energy	7,591,346	9,457,585	-	17,048,931
Financial	5,723,401	26,608,784	-	32,332,185
Industrial	-	13,829,990	-	13,829,990
Technology	4,412,790	9,547,778	-	13,960,568
Utilities	729,704	-	-	729,704

Total Common Stock	24,695,249	92,626,981	-	117,322,230

Preferred Stock
Basic Materials	3,297,230	-	-	3,297,230
Financial	-	2,888,252	-	2,888,252

Total Preferred Stock	3,297,230	2,888,252	-	6,185,482

Total Equities	27,992,479	95,515,233	-	123,507,712

Total Long-Term Investments	27,992,479	95,515,233	-	123,507,712

Total Short-Term Investments	-	3,628,128	-	3,628,128

Total Investments	$27,992,479	$99,143,361	$-	$127,135,840

+	Represents Security at $0 value as of July 31, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

The following is the aggregate value by input level, as of July 31, 2012, for the Funds’ other financial instruments:

Asset Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Swap Agreements
Credit Risk	$-	$885,257	$-	$885,257
Core Bond Fund
Futures Contracts
Interest Rate Risk	180,056	-	-	180,056
Swap Agreements
Credit Risk	-	3,053,999	-	3,053,999
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	210,260	-	-	210,260
Swap Agreements
Credit Risk	-	451,099	-	451,099
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	203,123	-	203,123
Balanced Fund
Futures Contracts
Equity Risk	22,201	-	-	22,201
Interest Rate Risk	12,830	-	-	12,830
Swap Agreements
Credit Risk	-	76,871	-	76,871

Liability Valuation Inputs

	Other Financial Instruments
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Short-Duration Bond Fund
Futures Contracts
Interest Rate Risk	$(347,744)	$-	$-	$(347,744)
Diversified Bond Fund
Futures Contracts
Interest Rate Risk	(182,593)	-	-	(182,593)
International Bond Fund
Forward Contracts
Foreign Exchange Risk	-	(234,894)	-	(234,894)
Balanced Fund
Futures Contracts
Interest Rate Risk	(598)	-	-	(598)
Barings Dynamic Allocation Fund
Forward Contracts
Foreign Exchange Risk	-	(47,464)	-	(47,464)

Notes to Portfolio of Investments (Unaudited) (Continued)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In*			Transfers Out*
	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Disciplined Value Fund	$-	$208,033	**	$(208,033	)**	$-
Disciplined Growth Fund	-	17,358	**	(17,358	)**	-
Small/Mid Cap Opportunities Fund	-	280,576		(280,576)		-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year. Transfers occurred between Level 1 and Level 2 as a result of securities transitioning between exchange traded and non-exchange traded.
**	As of July 31, 2012, the Funds no longer held these securities.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 7/31/12	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/12
Short-Duration Bond Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$858,080	$-	$-	$356,074	$933,797	$-	$-		$-	$2,147,951	$356,074

Inflation-Protected and Income Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$-	$-	$-	$(18,521)	$625,781	$-	$-		$-	$607,260	$(18,521)

Core Bond Fund
Long-Term Investments
Bonds & Notes
Corporate Debt	$488,431	$-	$(30,184)	$25,401	$-	$(483,648)	$-		$-	$-	$-
Non-U.S. Government
Agency Obligations
Other ABS	2,681,500	-	-	1,109,235	3,120,867	-	-		-	6,911,602	1,109,235
Student Loans ABS	-	-	-	46,560	-	-	744,000	**	-	790,560	46,560

	$3,169,931	$-	$(30,184)	$1,181,196	$3,120,867	$(483,648)	$744,000		$-	$7,702,162	$1,155,795

Diversified Bond Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$119,688	$-	$-	$(67,804)	$-	$-	$-		$-	$51,884	$(67,804)
Non-U.S. Government
Agency Obligations
Other ABS	630,152	-	-	270,055	232,266	-	-		-	1,132,473	270,055

	$749,840	$-	$-	$202,251	$232,266	$-	$-		$-	$1,184,357	$202,251

High Yield Fund
Long-Term Investments
Equities
Common Stock
Basic Materials	$1,467,933	$-	$-	$(831,588)	$-	$-	$-		$-	$636,345	$(831,588)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Investments in Securities
	Balance as of 10/31/11	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		(Sales)	Transfers into Level 3*	Transfers (out) of Level 3*	Balance as of 7/31/12		Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of 7/31/12
International Bond Fund
Long-Term Investments
Bonds & Notes
Sovereign Debt Obligations	$1,442,729	$-	$-	$(34,413)	$-		$-	$-	$-	$1,408,316		$(34,413)

Balanced Fund
Long-Term Investments
Non-U.S. Government
Agency Obligations
Other ABS	$134,075	$-	$-	$57,260	$102,375		$-	$-	$-	$293,710		$57,260

Small/Mid Cap Opportunities Fund
Long-Term Investments
Equities
Common Stock
Industrial	$4,171	$-	$(56,183)	$57,484	$-		$(5,472)	$-	$-	$-		$-
Energy	-	-	-	-	-	***	-	-	-	-	***	-
Rights
Consumer, Non-cyclical	6	-	-	-	-		-	-	-	6		-

	$4,177	$-	$(56,183)	$57,484	$-		$(5,472)	$-	$-	$6		$-

International Equity Fund
Long-Term Investments
Equities
Convertible Preferred Stock
Energy	$4,886,365	$-	$-	$(723,973)	$-		$(4,162,392)	$-	$-	$-		$-
Warrants
Consumer, Non-cyclical	-	-	-	-	-	***	-	-	-	-	***	-
Technology	-	-	-	-	-	***	-	-	-	-	***	-

	$4,886,365	$-	$-	$(723,973)	$-		$(4,162,392)	$-	$-	$-		$-

Focused International Fund
Long-Term Investments
Equities
Common Stock
Industrial	$15,032	$-	$(210)	$(155)	$-		$(14,667)	$-	$-	$-		$-
Preferred Stock
Industrial	-	-	(1,453)	-	29,943		(28,490)	-	-	-		-

	$15,032	$-	$(1,663)	$(155)	$29,943		$(43,157)	$-	$-	$-		$-

*	The Fund(s) recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Level 2 and Level 3 as inputs were less observable.
***	Represents security at $0 value as of July 31, 2012.

None of the unobservable inputs, individually or collectively, had a material impact on the Fund(s).

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. It is possible that a derivative transaction will result in a loss greater than the principal amount invested. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at July 31, 2012, the following table shows how the Fund used these derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Type of Derivative and Objective for Use	Short- Duration Bond Fund	Core Bond Fund	Diversified Bond Fund	International Bond Fund	Balanced Fund	Barings Dynamic Allocation Fund	Main Street Fund	Small/Mid Cap Opportunities Fund	International Equity Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management				A		A
Directional Exposures to Currencies				A		M

Futures Contracts**
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management	A	A	A		A
Duration/Credit Quality Management	A	A	A		A
Income	M	M	M		M
Substitution for Direct Investment	A	A	A		A
Intention to Create Investment Leverage in Portfolio	M	M	M		M

Options (Purchased)
Hedging/Risk Management						A
Duration/Credit Quality Management						M
Directional Investment						M
Substitution for Direct Investment						M

Rights and Warrants
Result of a Corporate Action							A	A	A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.

Notes to Portfolio of Investments (Unaudited) (Continued)

At July 31, 2012, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Short-Duration Bond Fund
Asset Derivatives
Swap Agreements	$885,257	$-	$-	$-	$885,257

Liability Derivatives
Futures Contracts	$-	$-	$-	$(347,744)	$(347,744)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	305	305
Swap Agreements	$44,469,526	$-	$-	$-	$44,469,526

Core Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$180,056	$180,056
Swap Agreements	3,053,999	-	-	-	3,053,999

Total Value	$3,053,999	$-	$-	$180,056	$3,234,055

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	434	434
Swap Agreements	$153,635,874	$-	$-	$-	$153,635,874

Diversified Bond Fund
Asset Derivatives
Futures Contracts	$-	$-	$-	$210,260	$210,260
Swap Agreements	451,099	-	-	-	451,099

Total Value	$451,099	$-	$-	$210,260	$661,359

Liability Derivatives
Futures Contracts	$-	$-	$-	$(182,593)	$(182,593)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	-	-	232	232
Swap Agreements	$18,727,011	$-	$-	$-	$18,727,011

International Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$203,123	$-	$203,123

Liability Derivatives
Forward Contracts	$-	$-	$(234,894)	$-	$(234,894)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$41,790,254	$-	$41,790,254

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Balanced Fund
Asset Derivatives
Futures Contracts	$-	$22,201	$-	$12,830	$35,031
Swap Agreements	76,871	-	-	-	76,871

Total Value	$76,871	$22,201	$-	$12,830	$111,902

Liability Derivatives
Futures Contracts	$-	$-	$-	$(598)	$(598)

Number of Contracts, Notional Amounts or Shares/Units†
Futures Contracts	-	7	-	20	27
Swap Agreements	$3,892,953	$-	$-	$-	$3,892,953

Barings Dynamic Allocation Fund
Asset Derivatives
Purchased Options	$-	$7,290	$-	$-	$7,290

Liability Derivatives
Forward Contracts	$-	$-	$(47,464)	$-	$(47,464)

Number of Contracts, Notional Amounts or Shares/Units†
Forward Contracts	$-	$-	$1,775,491	$-	$1,775,491
Purchased Options	-	9	-	-	9

Main Street Fund
Asset Derivatives
Warrants	$-	$13,499	$-	$-	$13,499

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,576	-	-	4,576

Small/Mid Cap Opportunities Fund
Asset Derivatives
Rights	$-	$6	$-	$-	$6

Number of Contracts, Notional Amounts or Shares/Units†
Rights	-	600	-	-	600

International Equity Fund
Asset Derivatives
Warrants	$-	$4,894	$-	$-	$4,894

Number of Contracts, Notional Amounts or Shares/Units†
Warrants	-	4,958,618	-	-	4,958,618

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts and swap agreements, or shares/units outstanding for purchased options, rights, and warrants at July 31, 2012.

Notes to Portfolio of Investments (Unaudited) (Continued)

Further details regarding the derivatives and other investments held by the Funds at July 31, 2012, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

A Fund may use foreign currency exchange transactions for hedging purposes to protect against two principal risks. First, if a Fund has assets or liabilities denominated in foreign (non-U.S. dollar) currencies, the Fund is exposed to the risk that the values of those assets or liabilities in U.S. dollars may fall or rise due to changes in currency exchange rates. Second, if the Fund agrees, or expects, to receive or deliver an asset denominated in a foreign currency, it is exposed to currency exchange risk until the date of receipt or delivery. In order to reduce those risks, a Fund may enter into foreign currency forward contracts, which call for the Fund to purchase or sell a foreign currency at a time in the future at a price determined at the time the contract is entered into. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered.

The Fund(s) listed in the following table had open forward foreign currency contracts at July 31, 2012. A Fund’s current exposure to a counterparty is typically the unrealized appreciation on the contract.

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund
BUYS
	Citibank N.A.	815,000,000	Japanese Yen	8/03/12	$10,267,320	$10,432,104	$164,784

	Deutsche Bank AG	500,000	Euro	8/10/12	627,525	615,255	(12,270)
	Deutsche Bank AG	1,400,000	Singapore Dollar	8/10/12	1,097,549	1,125,038	27,489

					1,725,074	1,740,293	15,219

	HSBC Bank PLC	821,000,000	Japanese Yen	9/28/12	10,509,177	10,515,275	6,098

					$22,501,571	$22,687,672	$186,101

Notes to Portfolio of Investments (Unaudited) (Continued)

	Counterparty	Units of Currency	Contracts to Deliver/Receive	Settlement Date	In Exchange for U.S. Dollars	Contracts at Value	Unrealized Appreciation (Depreciation)
International Bond Fund (Continued)
SELLS
	Citibank N.A.	170,000	Australian Dollar	8/10/12	$176,771	$178,522	$(1,751)
	Citibank N.A.	80,000	British Pound	8/10/12	125,419	125,427	(8)
	Citibank N.A.	400,000	Canadian Dollar	8/10/12	395,865	398,789	(2,924)
	Citibank N.A.	240,000	Euro	8/10/12	294,050	295,322	(1,272)
	Citibank N.A.	2,150,000	Mexican Peso	8/10/12	159,617	161,552	(1,935)
	Citibank N.A.	1,150,000	Norwegian Krone	8/10/12	190,294	190,735	(441)
	Citibank N.A.	320,000	Polish Zloty	8/10/12	94,483	95,692	(1,209)

					1,436,499	1,446,039	(9,540)

	Deutsche Bank AG	2,300,000	Australian Dollar	8/10/12	2,299,218	2,415,294	(116,076)
	Deutsche Bank AG	550,000	British Pound	8/10/12	857,439	862,314	(4,875)
	Deutsche Bank AG	150,000	Canadian Dollar	8/10/12	145,695	149,546	(3,851)
	Deutsche Bank AG	3,330,000	Mexican Peso	8/10/12	239,143	250,217	(11,074)
	Deutsche Bank AG	3,000,000	Norwegian Krone	8/10/12	502,321	497,569	4,752
	Deutsche Bank AG	5,000,000	Polish Zloty	8/10/12	1,465,614	1,495,188	(29,574)
	Deutsche Bank AG	10,500,000	South African Rand	8/10/12	1,247,941	1,267,396	(19,455)
	Deutsche Bank AG	4,700,000	Swedish Krona	8/10/12	669,058	690,888	(21,830)

					7,426,429	7,628,412	(201,983)

	HSBC Bank PLC	815,000,000	Japanese Yen	8/03/12	10,425,755	10,432,104	(6,349)

					$19,288,683	$19,506,555	$(217,872)

Barings Dynamic Allocation Fund
SELLS
	Barclays Bank PLC	1,479,000	Australian Dollar	8/09/12	$1,511,167	$1,553,282	$(42,115)
	Barclays Bank PLC	101,000	Canadian Dollar	8/09/12	99,387	100,696	(1,309)
	Barclays Bank PLC	565,000	Polish Zloty	8/09/12	164,937	168,977	(4,040)

					$1,775,491	$1,822,955	$(47,464)

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options.

Futures contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the

Notes to Portfolio of Investments (Unaudited) (Continued)

Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When the Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on futures contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. See “Options, Rights, and Warrants,” below, for information regarding the accounting treatment of options.

The Fund(s) listed in the following table had open futures contracts at July 31, 2012:

Number of Contracts	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund
SELLS
124	U.S. Treasury Note 10 Year	9/19/12	$(16,697,375)	$(140,608)
181	U.S. Treasury Note 5 Year	9/28/12	(22,585,406)	(207,136)

				$(347,744)

Core Bond Fund
BUYS
434	U.S. Treasury Note 2 Year	9/28/12	$95,744,469	$180,056

Diversified Bond Fund
BUYS
17	Ultra Long U.S. Treasury Bond	9/19/12	$2,932,500	$95,030
46	U.S. Treasury Note 2 Year	9/28/12	10,148,031	19,085
84	U.S. Treasury Note 5 Year	9/28/12	10,481,625	96,145

				$210,260

SELLS
15	U.S. Treasury Bond 30 Year	9/19/12	$(2,265,469)	$(49,985)
70	U.S. Treasury Note 10 Year	9/19/12	(9,425,937)	(132,608)

				$(182,593)

Balanced Fund
BUYS
2	U.S. Treasury Note 10 Year	9/19/12	$269,313	$1,398
1	U.S. Treasury Note 30 Year	9/19/12	151,031	(598)
7	S&P 500 E Mini Index	9/21/12	481,110	22,201
11	U.S. Treasury Note 2 Year	9/28/12	2,426,703	4,564
6	U.S. Treasury Note 5 Year	9/28/12	748,687	6,868

				$34,433

Notes to Portfolio of Investments (Unaudited) (Continued)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

A Fund may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create such a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Fund(s) listed in the following table had open swap agreements at July 31, 2012. A Fund’s current exposure to a counterparty is typically the fair value of the agreement.

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Short-Duration Bond Fund*
Credit Default Swaps
$9,200,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18	$(58,515)	$86,909	$28,394

10,675,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18	17,857	15,089	32,946
1,494,200	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(99,364)	149,420	50,056
2,091,879	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(132,188)	202,266	70,078
1,643,620	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(44,241)	99,302	55,061
1,992,266	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(27,892)	94,633	66,741
1,070,843	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(33,732)	69,605	35,873
3,187,626	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(52,605)	159,390	106,785
3,237,432	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(69,614)	178,068	108,454
2,291,106	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(43,537)	120,289	76,752
3,117,897	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(74,838)	179,288	104,450
1,877,711	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(73,340)	136,244	62,904
2,589,946	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(101,015)	187,778	86,763

							(734,509)	1,591,372	856,863

Core Bond Fund**
Credit Default Swaps
35,620,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18	(226,554)	336,489	109,935

4,020,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	52,820	-	52,820

30,500,000	USD	6/20/17	Goldman Sachs & Co	Buy	(1.000)%	CDX.NA.IG.18	51,021	43,111	94,132
4,980,665	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(331,214)	498,067	166,853
7,451,075	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(470,842)	720,453	249,611
2,490,333	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(78,446)	161,872	83,426
5,080,279	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(136,744)	306,933	170,189
4,158,856	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(58,224)	197,546	139,322
8,467,131	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(139,731)	423,380	283,649
9,264,038	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(199,203)	509,548	310,345

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Core Bond Fund** (Continued)
Credit Default Swaps (Continued)
$7,670,225	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	$(145,756)	$402,709	$256,953
8,790,874	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(211,005)	505,499	294,494
13,477,680	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(525,667)	977,169	451,502
11,664,718	USD	10/12/52	Goldman Sachs & Co	Buy	(0.100)%	CMBX.NA.AAA.1	(454,956)	845,724	390,768

							(2,700,767)	5,592,011	2,891,244

Diversified Bond Fund***
Credit Default Swaps
4,750,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18	(30,212)	44,871	14,659

1,125,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	14,782	-	14,782

1,980,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18	(31,495)	95,287	63,792
4,950,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(5.000)%	CDX.NA.HY.18	26,448	133,031	159,479
438,299	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(13,806)	28,490	14,684
438,299	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(17,095)	31,778	14,683
572,777	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(8,019)	27,207	19,188
697,293	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(13,251)	36,610	23,359
767,022	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(29,916)	55,611	25,695
796,906	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(19,128)	45,824	26,696
966,249	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(61,059)	93,428	32,369
1,245,166	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(33,516)	75,229	41,713

							(200,837)	622,495	421,658

Balanced Fund****
Credit Default Swaps
590,000	USD	6/20/17	Barclays Bank PLC	Buy	(1.000)%	CDX.NA.IG.18	(3,752)	5,574	1,822

180,000	USD	6/20/16	Credit Suisse Securities LLC	Buy	(0.580)%	Marriott International, Inc.	2,365	-	2,365

1,050,000	USD	6/20/17	Goldman Sachs & Co.	Buy	(1.000)%	CDX.NA.IG.18	1,756	1,484	3,240
189,265	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(12,586)	18,927	6,341
314,778	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(19,891)	30,436	10,545
74,710	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(2,354)	4,856	2,502

Notes to Portfolio of Investments (Unaudited) (Continued)

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Balanced Fund**** (Continued)
Credit Default Swaps (Continued)
$174,323	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	$(4,692)	$10,532	$5,840
124,517	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(1,743)	5,915	4,172
224,130	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(3,699)	11,207	7,508
313,782	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(6,747)	17,259	10,512
249,033	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(4,732)	13,075	8,343
298,840	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(7,173)	17,184	10,011
109,575	USD	10/12/52	Goldman Sachs & Co.	Buy	(0.100)%	CMBX.NA.AAA.1	(4,274)	7,944	3,670

							(66,135)	138,819	72,684

USD	U.S. Dollar
*	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $920,000 in cash at July 31, 2012.
**	Collateral for swap agreements received from Barclays Bank PLC amounted to $310,000 in cash at July 31, 2012; and collateral for swap agreements received from Goldman Sachs & Co. amounted to $2,825,671 in securities at July 31, 2012.
***	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $390,000 in cash at July 31, 2012.
****	Collateral for swap agreements received from Goldman Sachs & Co. amounted to $280,000 in cash at July 31, 2012.

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written.

Put options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

Notes to Portfolio of Investments (Unaudited) (Continued)

Writing put and call options. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Exchange traded options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options.

Rights and warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In when-issued, delayed-delivery, or forward commitment transactions, a Fund commits to purchase or sell particular securities,

Notes to Portfolio of Investments (Unaudited) (Continued)

with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. If a Fund’s counterparty fails to deliver a security purchased on a when-issued, delayed-delivery, forward commitment, or TBA basis, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

Prior to settlement of these transactions, the value of the subject securities will fluctuate. In addition, because the Fund is not required to make payment under these transactions until the delivery date, they may result in a form of leverage.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a when-issued, delayed-delivery, forward commitment, or TBA transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan,

Notes to Portfolio of Investments (Unaudited) (Continued)

the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At July 31, 2012, the Funds had no unfunded loan commitments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral. Collateral for certain tri-party repurchase agreements is held at the Fund’s custodian or sub-custodian in a segregated account for the benefit of the Fund and the counterparty.

Reverse Repurchase Agreements

Each Fund may enter into reverse repurchase agreements with banks and broker-dealers to enhance return. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on the securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities. A reverse repurchase agreement generally creates investment leverage. If the counterparty in a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds from the sale of its securities may be restricted while the other party or its trustee or receiver determines whether to enforce the Fund’s obligation to repurchase the securities.

The Fund(s) listed in the following table had open reverse repurchase agreements at July 31, 2012:

Description	Value
Inflation-Protected and Income Fund
Agreement with Barclays Bank PLC, dated 5/16/12, 0.230%, to be repurchased on demand until 8/16/12 at value plus accrued interest.	$9,975,650
Agreement with Barclays Bank PLC, dated 6/06/12, 0.260%, to be repurchased on demand until 9/06/12 at value plus accrued interest.	5,128,969
Agreement with Barclays Bank PLC, dated 6/13/12, 0.300%, to be repurchased on demand until 9/12/12 at value plus accrued interest.	21,950,000
Agreement with Barclays Bank PLC, dated 6/19/12, 0.310%, to be repurchased on demand until 9/19/12 at value plus accrued interest.	23,197,625
Agreement with Daiwa Securities, dated 5/30/12, 0.300%, to be repurchased on demand until 8/30/12 at value plus accrued interest.	21,957,500
Agreement with Deutsche Bank AG, dated 6/12/12, 0.280%, to be repurchased on demand until 9/13/12 at value plus accrued interest.	6,309,915

Notes to Portfolio of Investments (Unaudited) (Continued)

Description	Value
Inflation-Protected and Income Fund (Continued)
Agreement with Deutsche Bank AG, dated 6/19/12, 0.290%, to be repurchased on demand until 9/19/12 at value plus accrued interest.	$18,216,082
Agreement with Deutsche Bank AG, dated 7/11/12, 0.290%, to be repurchased on demand until 10/11/12 at value plus accrued interest.	12,275,035
Agreement with Goldman Sachs & Co., dated 5/22/12, 0.260%, to be repurchased on demand until 8/15/12 at value plus accrued interest.	13,397,223
Agreement with Goldman Sachs & Co., dated 6/19/12, 0.280%, to be repurchased on demand until 9/17/12 at value plus accrued interest.	33,954,338
Agreement with Goldman Sachs & Co., dated 7/26/12, 0.260%, to be repurchased on demand until 10/24/12 at value plus accrued interest.	7,298,277
Agreement with HSBC Finance Corp., dated 5/02/12, 0.220%, to be repurchased on demand until 8/02/12 at value plus accrued interest.	9,756,800
Agreement with HSBC Finance Corp., dated 5/23/12, 0.220%, to be repurchased on demand until 8/28/12 at value plus accrued interest.	10,852,925
Agreement with HSBC Finance Corp., dated 6/12/12, 0.250%, to be repurchased on demand until 9/12/12 at value plus accrued interest.	16,375,000
Agreement with HSBC Finance Corp., dated 7/12/12, 0.240%, to be repurchased on demand until 10/12/12 at value plus accrued interest.	29,073,240
Agreement with HSBC Finance Corp., dated 7/24/12, 0.250%, to be repurchased on demand until 10/24/12 at value plus accrued interest.	5,078,550
Agreement with Morgan Stanley & Co., dated 5/17/12, 0.270%, to be repurchased on demand until 8/17/12 at value plus accrued interest.	15,694,187
Agreement with Morgan Stanley & Co., dated 6/06/12, 0.280%, to be repurchased on demand until 9/06/12 at value plus accrued interest.	20,462,483
Agreement with Morgan Stanley & Co., dated 7/26/12, 0.280%, to be repurchased on demand until 10/26/12 at value plus accrued interest.	1,241,372

$282,195,171

Average balance outstanding	$214,002,706
Maximum balance outstanding	$296,916,145
Average interest rate	0.23%
Weighted average maturity	67 days

Average balance outstanding was calculated based on daily balances outstanding during the period that the Fund had entered into reverse repurchase agreements.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and

Notes to Portfolio of Investments (Unaudited) (Continued)

income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of the Fund not directly attributable to the operations of any class of shares or Fund are prorated among the Funds and classes to which the expense relates based on the relative net assets of each.

Foreign Securities

Each of the Barings Dynamic Allocation Fund and Global Fund invests a significant amount of its assets and each of the International Bond Fund, International Equity Fund, Focused International Fund, and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including ADRs, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political and economic instability, and greater volatility in currency exchange rates.

Credit Risk

The Funds may invest a portion of their assets, directly or indirectly, in securities backed by mortgage loans, credit card receivables, and automotive loans. The values and related income of these securities are sensitive to changes in economic conditions, including delinquencies and/or defaults. Continuing shifts in the market’s perception of credit quality on such securities have resulted in increased volatility of market price and periods of decreased market activity that have adversely impacted the valuation and liquidity of such securities.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the Barings Dynamic Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the Barings Dynamic Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income of each Fund, other than the Money Market Fund, are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements. Dividends from net investment income are declared daily and paid monthly for the Money Market Fund. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Notes to Portfolio of Investments (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At July 31, 2012, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$501,797,900	$6,400,394	$(3,224,489)	$3,175,905
Inflation-Protected and Income Fund	579,918,604	41,987,838	(325,455)	41,662,383
Core Bond Fund	1,945,812,477	76,464,054	(14,012,281)	62,451,773
Diversified Bond Fund	143,693,155	5,889,508	(3,672,220)	2,217,288
High Yield Fund	210,493,816	9,328,164	(4,979,116)	4,349,048
International Bond Fund	43,054,329	2,019,448	(781,560)	1,237,888
Balanced Fund	125,068,283	8,423,223	(3,547,104)	4,876,119
Barings Dynamic Allocation Fund	13,491,781	598,501	(78,092)	520,409
Value Fund	145,761,012	16,126,270	(7,029,973)	9,096,297
Disciplined Value Fund	266,954,395	21,022,216	(7,726,454)	13,295,762
Main Street Fund	135,261,719	33,529,925	(4,224,044)	29,305,881
Capital Appreciation Fund	243,752,394	73,441,937	(8,632,403)	64,809,534
Disciplined Growth Fund	250,468,929	29,582,516	(4,510,058)	25,072,458
Small/Mid Cap Opportunities Fund	126,060,979	13,939,369	(5,893,712)	8,045,657
Global Fund	297,092,779	69,410,642	(27,993,456)	41,417,186
International Equity Fund	406,706,437	92,088,508	(46,156,195)	45,932,313
Focused International Fund	139,132,711	8,654,300	(13,183,296)	(4,528,996)
Strategic Emerging Markets Fund	134,511,198	7,586,833	(14,962,191)	(7,375,358)

Note: The aggregate cost for investments for the Money Market Fund at July 31, 2012, is the same for financial reporting and federal income tax purposes.

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended July 31, 2012, was as follows:

	Number of Shares Held as of 10/31/11	Purchases	Sales	Number of Shares Held as of 7/31/12	Value as of 7/31/12	Dividend Income	Net Realized Gain (Loss)
Global Fund
Oppenheimer Institutional Money Market Fund Class E*	3,756,997	42,362,505	41,401,933	4,717,569	$4,717,569	$4,626	$-

International Equity Fund
Oppenheimer Institutional Money Market Fund Class E*	14,359,185	93,441,282	83,999,379	23,801,088	$23,801,088	$23,829	$-
Ortivus AB Class A**	114,300	-	29,828	84,472	91,296	-	(60,447)
Ortivus AB Class B**	859,965	-	224,421	635,544	453,772	-	(3,857,526)

					$24,346,156	$23,829	$(3,917,973)

*	Fund advised by OppenheimerFunds, Inc.
**	Issuer was considered to be an affiliate of the Fund by virtue of the Fund owning 5% or more of its outstanding voting securities as of October 31, 2011. As of July 31, 2012, the issuer is no longer considered to be an affiliate of the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

5.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout transaction (“LBO”) by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Balanced Fund, Disciplined Value Fund, and Small/Mid Cap Opportunities Fund, plus interest and the Official Committee’s court costs, are approximately $44,200, $299,880, and $414,800, respectively.

In addition, on June 2, 2011, the Disciplined Value Fund and Small/Mid Cap Opportunities Fund, were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”) in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

Since the Funds cannot predict the outcome of these proceedings, the Funds have not accrued any amounts in their most recent financial statements related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the total net assets of each applicable Fund at the time of such judgment or settlement.

6.	Subsequent Events

Management has evaluated the events and transactions subsequent to July 31, 2012, through the date when the Funds’ Portfolios of Investments were issued, and determined that there are no material events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments other than those disclosed below.

Effective August 1, 2012, each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Fund taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Premier Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	9/21/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	9/21/12

By	/s/ Nicholas H. Palmerino
Nicholas H. Palmerino, Treasurer and Principal Financial Officer

Date	9/21/12